     As filed with the Securities and Exchange Commission on April 29, 2005

                    Registration Nos. 333-44892 and 811-04846

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. ____                                   / /
     Post-Effective Amendment No.  6                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  45                                                  /X/

                        (Check appropriate box or boxes)

         Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                          --------------

                            Theresa M. Brunsman, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on May 1, 2005 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

     / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                   ANNUICHOICE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a single premium variable annuity contract offered by National Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of the Portfolios of the following mutual funds:

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid-Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio
J.P. Morgan Mid Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder VIT EAFE Equity Index Fund*
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Emerging Growth Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND UNIVERSAL INSTITUTIONAL FUNDS (UIF) Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

* THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.

                                     ACN - 1

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges and less any applicable optional contract feature charges. Withdrawal charges, charges for any applicable optional contract features, and annual administrative charges may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about AnnuiChoice at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about AnnuiChoice on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                     ACN - 2

                                TABLE OF CONTENTS

                                                                                 PAGE
PART 1 - SUMMARY
Your Variable Annuity Contract                                                    7
Your Benefits                                                                     7
How Your Contract is Taxed                                                        7
Your Contributions                                                                7
Your Investment Options                                                           7
Account Value, Adjusted Account Value and Surrender Value                         8
Transfers                                                                         8
Charges and Fees                                                                  8
Withdrawals                                                                       8
Your Initial Right to Revoke (Free Look Period)                                   8
Risk/Return Summary: Investments and Risks                                        9
Table of Annual Fees and Expenses                                                 9
Example                                                                          13

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT
National Integrity Life Insurance Company                                        14
The Separate Account and the Variable Account Options                            14
Assets of Our Separate Account                                                   14
Distribution of Contracts                                                        14
Changes In How We Operate                                                        15

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                                   15
Fixed Accounts                                                                   27

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                         29
Annual Administrative Charge                                                     29
Portfolio Charges                                                                29
Reduction or Elimination of Separate Account or Administrative Charges           29
State Premium Tax Deduction                                                      29
Contingent Withdrawal Charge                                                     29
Reduction or Elimination of the Contingent Withdrawal Charge                     30
Optional Contract Charge                                                         30
Transfer Charge                                                                  31
Disability Waiver                                                                31
Tax Reserve                                                                      31

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                                31
Your Account Value                                                               32
Units in Our Separate Account                                                    32
How We Determine Unit Value                                                      32
Transfers                                                                        33
Excessive Trading                                                                34
Specific Notice Regarding the use of this Annuity for Market Timing              34
Withdrawals                                                                      35
Assignments                                                                      36
Standard Death Benefit                                                           36
Annuity Benefits                                                                 37
Annuities                                                                        37
Annuity Payments                                                                 38
Timing of Payment                                                                38

                                     ACN - 3

Death Claims                                                                     39
How You Make Requests and Give Instructions                                      39

PART 6 - OPTIONAL CONTRACT FEATURES
Optional Death Benefit                                                           39

PART 7 - VOTING RIGHTS
Voting Rights                                                                    39
How We Determine Your Voting Shares                                              40
How Portfolio Shares Are Voted                                                   40
Separate Account Voting Rights                                                   40

PART 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                     40
Your Contract is an Annuity                                                      41
Taxation of Annuities Generally                                                  41
Distribution-at-Death Rules                                                      42
Spousal Continuation                                                             42
Diversification Standards                                                        43
Tax-Favored Retirement Programs                                                  43
Inherited IRAs                                                                   43
Annuities in Qualified Plans                                                     43
Federal and State Income Tax Withholding                                         44
Impact of Taxes on the Company                                                   44
Transfers Among Investment Options                                               44

PART 9 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                                    44
Income Plus Withdrawal Program                                                   44
Choices Plus Minimum Required Distribution Program                               45
Asset Allocation Models                                                          45
Dollar Cost Averaging                                                            46
Systematic Transfer Program                                                      46
Customized Asset Rebalancing                                                     46
Systematic Contributions                                                         47
Legal Proceedings                                                                47
Table of Contents of Statement of Additional Information                         47

PART 10 - PRIOR CONTRACTS                                                        48

APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I (UNIT VALUES)          52
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                           57

DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI. National Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity's variable annuity products.

                                     ACN - 4

                                    GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by National Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADDITIONAL INTEREST - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

EXCHANGE TRADED FUND - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

                                     ACN - 5

FUND OF FUNDS- A Portfolio which invests in other mutual funds.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the total contributions plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative or optional contract feature charges.

NET PREMIUMS - your contributions minus an adjustment for any withdrawals.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 90th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO)- a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

                                     ACN - 6

PART I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company," mean National Integrity Life Insurance Company (National Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying an AnnuiCHOICE Variable Annuity, if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. See
Part 5, "Contributions Under Your Contract."

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. The investment goals of each Variable Account Option and its corresponding Portfolio are the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will

                                     ACN - 7
vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, "Your Investment Options." Your Surrender Value is your Adjusted Account Value minus any contingent withdrawal charges, and minus the pro rata portion of the annual administrative charges. See "Charges and Fees" below. If the Account Value goes below $1,000 and we have not received contributions from you n three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5 under "Transfers." Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in
Part 9. If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

CHARGES AND FEES

If your Account Value is less than $75,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.00% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information about these charges, see Part 4, "Deductions and Charges," and Part 6, "Optional Contract Features."

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges. After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily

                                     ACN - 8
charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, "Deductions and Charges" for more detailed information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the AnnuiChoice Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                   $          0
      Deferred Sales Load (as a percentage of contributions)(1)                                   7% Maximum
      Transfer Charge (assessed after 12 transfers in one Contract Year)(2)                     $         20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge(3)                                                           $         30

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.

(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in Part 4 for more detail.

(3) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

                                     ACN - 9

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                                             .85%
      Administrative Expenses                                                                       .15%
                                                                                                   -----
      Base Contract Total Separate Account Annual Expenses                                         1.00%
                                                                                                   =====

      Optional Death Benefit Charge                                                                 .20%
      Highest Possible Total Separate Account Annual Charges if Options Elected                    1.20%
                                                                                                   =====

DEATH BENEFIT OPTION (Charges are assessed to the Separate Account only)

Optional Death Benefit Charge                                                                      0.20%
Total Separate Account Charges with Optional Death Benefit                                         1.20%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolio's assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%           Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                                 ----            ---        --------       --------
Fidelity VIP Asset Manager: Serv. Class 2(1)                             0.53%           0.25%        0.14%           0.92%
Fidelity VIP Balanced: Serv. Class 2                                     0.42%           0.25%        0.15%           0.82%
Fidelity VIP Contrafund: Serv. Class 2(1)                                0.57%           0.25%        0.11%           0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)              0.58%           0.25%        0.38%           1.21%
Fidelity VIP Equity-Income: Serv. Class 2(1)                             0.47%           0.25%        0.11%           0.83%
Fidelity VIP Growth: Serv. Class 2(1)                                    0.58%           0.25%        0.10%           0.93%
Fidelity VIP Growth & Income: Serv. Class 2                              0.47%           0.25%        0.13%           0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2(1)                      0.58%           0.25%        0.15%           0.98%
Fidelity VIP High Income: Serv. Class 2                                  0.58%           0.25%        0.14%           0.97%
Fidelity VIP Investment Grade Bond: Serv. Class 2                        0.43%           0.25%        0.13%           0.81%
Fidelity VIP Mid Cap: Serv. Class 2(1)                                   0.57%           0.25%        0.14%           0.96%
Fidelity VIP Overseas: Serv. Class 2(1)                                  0.72%           0.25%        0.19%           1.16%
Franklin Growth and Income Securities: Class 2                           0.49%           0.25%        0.03%           0.77%
Franklin Income Securities: Class 2                                      0.47%           0.25%        0.02%           0.74%
Franklin Large Cap Growth Securities: Class 2                            0.75%           0.25%        0.04%           1.04%
Mutual Shares Securities: Class 2                                        0.60%           0.25%        0.15%           1.00%
Templeton Foreign Securities: Class 2(2)                                 0.68%           0.25%        0.19%           1.12%
Templeton Growth Securities: Class 2                                     0.79%           0.25%        0.07%           1.11%
J.P. Morgan Series Trust II Bond(3),(4)                                  0.30%           0.00%        0.45%           0.75%
J.P. Morgan Series Trust II International Equity(4)                      0.60%           0.00%        0.60%           1.20%
J.P. Morgan Series Trust II Mid Cap Value(5)                             0.70%           0.00%        0.55%           1.25%
MFS VIT Capital Opportunities: Service Class(6)                          0.75%           0.25%        0.13%           1.13%
MFS VIT Emerging Growth: Service Class(7)                                0.75%           0.25%        0.12%           1.12%
MFS VIT Investors Growth Stock: Service Class                            0.75%           0.25%        0.11%           1.11%

                                    ACN - 10

                                                                       MANAGEMENT        12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES       EXPENSES
---------                                                                 ----            ---        --------       --------
MFS VIT Mid Cap Growth: Service Class                                    0.75%           0.25%        0.12%           1.12%
MFS VIT New Discovery: Service Class(7)                                  0.90%           0.25%        0.11%           1.26%
MFS VIT Total Return: Service Class(7)                                   0.75%           0.25%        0.08%           1.08%
Putnam VT Discovery Growth: Class IB(8)                                  0.70%           0.25%        0.38%           1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                     0.62%           0.25%        0.11%           0.98%
Putnam VT Growth and Income Fund: Class IB                               0.48%           0.25%        0.06%           0.79%
Putnam VT International Equity Fund: Class IB                            0.75%           0.25%        0.19%           1.19%
Putnam VT Small Cap Value Fund: Class IB                                 0.77%           0.25%        0.10%           1.12%
Putnam VT Voyager Fund: Class IB                                         0.56%           0.25%        0.08%           0.89%
Scudder VIT EAFE Equity Index: Class B(9)                                0.45%           0.25%        0.36%           1.06%
Scudder VIT Equity 500 Index: Class B                                    0.20%           0.25%        0.09%           0.54%
Scudder VIT Small Cap Index: Class B(9)                                  0.35%           0.25%        0.13%           0.73%
Touchstone Aggressive ETF Fund(10)                                       0.39%           0.00%        0.71%           1.10%
Touchstone Balanced Fund(11)                                             0.80%           0.00%        0.50%           1.30%
Touchstone Baron Small Cap Fund(11)                                      1.05%           0.00%        0.70%           1.75%
Touchstone Conservative ETF Fund(10)                                     0.40%           0.00%        1.14%           1.54%
Touchstone Core Bond Fund(11)                                            0.55%           0.00%        0.43%           0.98%
Touchstone Eagle Capital Appreciation Fund(11)                           0.75%           0.00%        0.53%           1.28%
Touchstone Emerging Growth Fund(11)                                      0.80%           0.00%        0.45%           1.25%
Touchstone Enhanced Dividend 30 Fund(11)                                 0.65%           0.00%        0.45%           1.10%
Touchstone Enhanced ETF Fund(10)                                         0.40%           0.00%        0.86%           1.26%
Touchstone Growth & Income Fund(11)                                      0.80%           0.00%        0.46%           1.26%
Touchstone High Yield Fund(11)                                           0.50%           0.00%        0.45%           0.95%
Touchstone Moderate ETF Fund(10)                                         0.39%           0.00%        0.80%           1.19%
Touchstone Money Market Fund, Service Class(11)                          0.18%           0.25%        0.37%           0.80%
Touchstone Third Avenue Value Fund(11)                                   0.80%           0.00%        0.41%           1.21%
Touchstone Value Plus Fund(11)                                           0.75%           0.00%        0.64%           1.39%
Van Kampen LIT Comstock: Class II                                        0.59%           0.25%        0.06%           0.90%
Van Kampen LIT Emerging Growth: Class II                                 0.70%           0.25%        0.07%           1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)                 1.25%           0.35%        0.46%           2.06%
Van Kampen UIF Emerging Markets Debt: Class 1(13)                        0.75%           0.00%        0.35%           1.10%
Van Kampen UIF U.S. Real Estate: Class 1(13)                             0.76%           0.00%        0.26%           1.02%

(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

                                                                           NET TOTAL EXPENSES AFTER
   FIDELITY PORTFOLIO                                                    ARRANGEMENTS DESCRIBED ABOVE
   --------------------------------------------------------------------------------------------------
   Fidelity VIP Asset Manager: Serv. Class 2                                        0.91%
   Fidelity VIP Contrafund: Serv. Class 2                                           0.91%
   Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                         1.02%
   Fidelity VIP Equity-Income: Serv. Class 2                                        0.82%
   Fidelity VIP Growth: Serv. Class 2                                               0.90%
   Fidelity VIP Growth Opportunities: Serv. Class 2                                 0.96%
   Fidelity VIP Mid Cap: Serv. Class 2                                              0.93%
   Fidelity VIP Overseas: Serv. Class 2                                             1.12%

                                    ACN - 11

(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.
(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
(5) Reflects a written agreement pursuant to which the Portfolio's Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its daily net assets through April 30, 2006. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The net total expense ratio of this Portfolio is 1.00%.
(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.
(7) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.
(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.
(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.
(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.
(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                               ETF FUND
                                           EXPENSES DERIVED
                                               FROM THE                                      NET TOTAL
                                              UNDERLYING              ETF FUND             EXPENSES AFTER
                                            EXCHANGE TRADED     PORTFOLIO LEVEL NET         ARRANGEMENTS
   TOUCHSTONE PORTFOLIO                          FUNDS             TOTAL EXPENSES          DESCRIBED ABOVE
   -------------------------------------------------------------------------------------------------------
   Balanced Portfolio                                                                           0.90%
   Baron Small Cap Portfolio                                                                    1.65%
   Core Bond Portfolio                                                                          0.75%
   Eagle Capital Appreciation Portfolio                                                         1.05%
   Emerging Growth Portfolio                                                                    1.15%
   Enhanced Dividend 30 Portfolio                                                               0.75%
   Growth & Income Portfolio                                                                    0.85%
   High Yield Portfolio                                                                         0.80%
   Money Market Portfolio                                                                       0.54%
   Third Avenue Value Portfolio                                                                 1.05%
   Value Plus Portfolio                                                                         1.15%

                                    ACN - 12

   Conservative ETF Portfolio                   0.19%                  0.50%                    0.69%
   Moderate ETF Portfolio                       0.19%                  0.50%                    0.69%
   Aggressive ETF Portfolio                     0.20%                  0.50%                    0.70%
   Enhanced ETF Portfolio                       0.27%                  0.50%                    0.77%

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:

                                                         OPERATING
                                                          EXPENSE      MANAGEMENT        12b-1            NET TOTAL
PORTFOLIO                                                LIMITATION       FEES            FEE             EXPENSES
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity:
Class II                                                   1.70%          1.19%          0.05%               1.70%

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------
$ 1,040.20                      $ 1,536.13                   $ 2,053.29                   $ 3,643.38

If you annuitize at the end of the applicable period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------
$ 340.20                        $ 1,036.13                   $ 1,753.29                   $ 3,643.38

If you do not surrender the contract:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------
$ 340.20                        $ 1,036.13                   $ 1,753.29                   $ 3,643.38

                                    ACN - 13

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our home office is located in Goshen, New York. We are authorized to sell life insurance and annuities in 8 states and the District of Columbia. We sell flexible premium annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company. We are also an indirect subsidiary of The Western and Southern Life Insurance Company. Their principal business address is 400 Broadway Street, Cincinnati, Ohio, 45202. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

                                    ACN - 14

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior

                                    ACN - 15
stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

                                    ACN - 16

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

                                    ACN - 17

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

                                    ACN - 18
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JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

                                    ACN - 19
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MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

                                    ACN - 20
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PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005)

The VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The VIT Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The VIT Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors LLC is the sub-adviser for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group,

                                    ACN - 21
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Inc. is the sub-adviser for the VST Baron Small Cap Fund. Ft. Washington
Investment Advisors, Inc. is the sub-adviser for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisers for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive, VST Conservative, VST Enhanced and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-adviser for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-adviser for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE VST BALANCED FUND

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

                                    ACN - 22
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Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE VST EMERGING GROWTH FUND

Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

                                    ACN - 23
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TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VST VALUE PLUS FUND

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and

                                    ACN - 24
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may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST ENHANCED ETF FUND

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

                                    ACN - 25
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VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

                                    ACN - 26
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FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1933 ACT, OR THE 1940 ACT. THUS, NEITHER THE FIXED ACCOUNTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE FIXED ACCOUNT VALUES AND DEATH BENEFITS AND ANNUITY BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put contributions in a GRO, that locks in a Guaranteed Interest Rate that we declare for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

                                    ACN - 27

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

    MVA = GRO Value X [(1 + A)(TO THE POWER OF N/12) / (1 + B + .0025)
          (TO THE POWER OF N/12) - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

    N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective interest rate will never

                                    ACN - 28
be less than the Minimum Interest Rate. See "Systematic Transfer Program" in
Part 9 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.00% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.00% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining .85% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can't be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30 but we will waive the charge if the Account Value is at least $75,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on fund expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. This amount is a percentage of your contributions and not of the Account Value. As shown below, the charge varies depending upon the

                                    ACN - 29

"age" of your contribution - that is the number of years that have passed since your contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount aren't considered subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawals in the same year) each Contract Year without any contingent withdrawal charge or Market Value Adjustment. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you are not 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

                                                                              CHARGE AS A PERCENTAGE OF THE
                NUMBER OF FULL YEARS FROM THE DATE OF CONTRIBUTION            CONTRIBUTION WITHDRAWN
                --------------------------------------------------            -----------------------------
                     0                                                                    7%
                     1                                                                    6%
                     2                                                                    5%
                     3                                                                    4%
                     4                                                                    3%
                     5                                                                    2%
                     6                                                                    1%
                     7(+)                                                                 0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Standard Death Benefit" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

OPTIONAL CONTRACT CHARGE

This annuity has an optional contract feature available for an additional charge. The additional charge is listed below. For a more detailed description of the fees and charges, please see "Optional Contract Features" in Part 6.

HIGHEST ANNIVERSARY DEATH BENEFIT

The fee for this option is 0.20% annually and is assessed for the life of the contract. This fee is assessed against the Variable Account Options quarterly at the end of each calendar quarter.

                                    ACN - 30

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

DISABILITY WAIVER

We may waive withdrawal charges and any associated Market Value Adjustment on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to eight years before your Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is 76 or older. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See "Transfers" in Part 5.

                                    ACN - 31

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily and optional contract feature charges are reflected quarterly. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to pay the annual administrative charge and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account I for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a NET INVESTMENT FACTOR for each Variable Account Option as follows:

- First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

                                    ACN - 32

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.00%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple policies will be processed not later than the next Business Day after our Administrative Office receives the requests.

                                    ACN - 33

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

     - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   NOTIFICATION. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

                                    ACN - 34

     - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

     - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisers regarding improper trading. If we are notified by a Portfolio's investment adviser that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment adviser asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment adviser's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The Account Value will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each

                                    ACN - 35
contribution, there is a contingent withdrawal charge for any withdrawals other than Free Withdrawals (discussed below). The charge starts at 7% and decreases depending on the age of your contributions and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract." Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

STANDARD DEATH BENEFIT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant's age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 73 YEARS OLD OR
YOUNGER:

If the Annuitant dies in the first seven years after the contract is issued, the Death Benefit is the greater of:
       a.   Contributions minus an adjustment for withdrawals; or
       b. current Account Value on the Business Day we receive due proof of death.

At the end of seven years, the Death Benefit automatically becomes the greater of current Account Value or contributions, minus an adjustment for withdrawals. This is the "Minimum Death Benefit".

If the Annuitant dies more than seven years after the date of issue, the Death Benefit is the greater of:
       a. Minimum Death Benefit plus subsequent contributions, minus an adjustment for subsequent withdrawals; or
       b. current Account Value on the Business Day we receive due proof of death.

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FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS BETWEEN 74 AND
85 YEARS OLD:

The Death Benefit is the greater of:
        a.  Contributions minus an adjustment for withdrawals; or
        b. current Account Value on the Business Day we we receive due proof of death.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 86 YEARS OLD OR
OLDER:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract. You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, "Tax Aspects of the Contract".

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 90th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. The Retirement Date cannot be earlier than the first Contract Anniversary (referred to as the "participation anniversary" in your contract). The Retirement Date cannot be earlier than the first Contract Anniversary (referred to as the "participation anniversary" in your contract). This means that you may not annuitize the contract before the first Contract Anniversary (participation anniversary). Contract terms that apply to the various retirement programs, along with federal tax laws, and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

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If you haven't already selected a form of annuity, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the Annuitant and joint annuitant both die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action to protect persons with interests in the Separate Account.

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We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application, may not be cancelled once the contract is issued, and will replace or supplement the standard contract benefits. Reductions in Death Benefits due to withdrawals are calculated on a proportional basis with respect to the Account Value at the time of withdrawal.

OPTIONAL DEATH BENEFIT

Charges for the optional benefit are in addition to the standard charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

HIGHEST ANNIVERSARY DEATH BENEFIT

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

         a. highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or
         b.   the standard Death Benefit described in Part 5.

This option is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for this option is 0.20% annually and is assessed for the life of the contract. The fee is assessed at the end of each calendar quarter.

This death benefit option may not be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other

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matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We

                                    ACN - 40
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cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

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The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the sole beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

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When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these contracts. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

National Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

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This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN
ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow National Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE OR A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

                                    ACN - 44

      -  the date you reach age 59 1/2; or
      -  five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reach age 59 1/2 made under the Income Plus Withdrawal Program, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You may elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven't used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their National Integrity IRAs. Payments can be made to you by check or by direct deposit.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment adviser and investment management firm, to develop our asset allocation program called PortfolioNavigators(SM). PortfolioNavigators(SM) offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance

                                    ACN - 45
with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators(SM) and the models in the Statement of Additional Information.
Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators(SM), we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators(SM) at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators(SM) and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators(SM) program.

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Investment Options. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending upon the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

                                    ACN - 46

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing Program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Asset Allocation Program
Part 4 - Performance Information
Part 5 - Determination of Accumulation Values
Part 6 - Tax Favored Retirement Programs
Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:
National Integrity Life Insurance Company
PO Box 740075
Louisville, Kentucky 40201-7475
ATTN: Request for SAI of Separate Account I (AnnuiCHOICE)

                                    ACN - 47

PART 10 - PRIOR CONTRACTS

FOR CONTRACT ISSUED PRIOR TO NOVEMBER 17, 2003

ADDED VALUE OPTION

This is an optional contract feature that must be selected at the time of application. If you select the option, National Integrity will credit from 1% up to 3% of any premium contribution made during the first 12 months the contract is in effect. For example, if $50,000 is deposited and the 3% Added Value Option is selected, National Integrity will credit $1500 to your Account Value. National Integrity charges a fee for the option. The fee is subject to a minimum and maximum dollar amount limit. Expenses for a contract with the Added Value Option will be higher than for a contract without the option. Over time, the benefit of the Added Value Option may be more than offset by the fees associated with the option.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                                  $          0
     Deferred Sales Load (as a percentage of contributions) (1)                                 7% Maximum
     Transfer Charge (assessed after 12 transfers in one Contract Year) (2)                   $         20

     1. Surrender charges decrease on an annual basis. See "Deductions and Charges - Contingent Withdrawal Charge" for more detail.
     2. After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge                                                            $         30
      (waived if the Account Value exceeds $75,000)

ANNUAL EXPENSES OF THE SEPARATE ACCOUNT
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                                              .85%
      Administrative Expenses                                                                        .15%
                                                                                                    -----
      Base Contract Total Separate Account Annual Expenses                                          1.00%
                                                                                                    =====
       Optional Added Value Option Charge(3%)                                                        .45%
       Optional Death Benefit Charge                                                                 .15%
                                                                                                    -----
       Highest Possible Total Separate Account Annual Charges if Options Elected                    1.60%
                                                                                                    =====

                                    ACN - 48

OPTIONAL CONTRACT EXPENSES

Added Value Option (charges are assessed to the Separate and Fixed Accounts)

For an additional annual charge of .15% of separate account value, National Integrity will credit 1% of purchase payment(s) made to the contract during the first 12 months the contract is in force. An additional charge of .15% will be charged for each additional 1% credited to the contract. A maximum of 3% can be credited to the contract. These charges will be assessed until 7 years from the date the contract was issued. The fee for the Added Value Option will be assessed to both the Separate and Fixed Accounts.

                            Added Value Option Charge

                           1%                   .15%
                           2%                   .30%
                           3%                   .45%

             Total Separate Account Charges with Added Value Option

                  1%                                 1.15%
                  2%                                 1.30%
                  3%                                 1.45%

The dollar amount of the charge for the Added Value Option is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. For a 1% credit the maximum amount is .182% multiplied by FIRST-YEAR TOTAL CONTRIBUTIONS. To calculate the minimum and maximum dollar amounts, multiply the FIRST-YEAR TOTAL CONTRIBUTIONS, by the percentages in the following chart, for the Added Value Option you select.

ADDED VALUE OPTION            MINIMUM PERCENTAGE           MAXIMUM PERCENTAGE
------------------            ------------------           ------------------
  1%                          .145%                        .182%
  2%                          .290%                        .364%
  3%                          .435%                        .546%

Definition of FIRST-YEAR TOTAL CONTRIBUTIONS - All monies deposited into the annuity by either the owner or the company during the first 12 calendar months the contract is in force.

Optional Death Benefit (charges are assessed to the Separate Account only)

The annual fee for the optional death benefit is:

Optional Death Benefit                                                     0.15%
Total Variable Account Charges with Optional Death Benefit                 1.15%

RECAPTURE OF THE ADDED VALUE OPTION

If you select the Added Value Option, and you make any withdrawal in excess of the 10% free withdrawal, all or part of the Added Value Option will be recaptured by us and not distributed. The chart below shows what portion of the Added Value Option originally credited will be recaptured in the case of a partial surrender in excess of the free withdrawal amount or a complete surrender. For a partial withdrawal in excess of the free withdrawal provision or a complete surrender, the factors in the chart will be applied to a percentage of the amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the account value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited. The Added Value Option is not recaptured for withdrawals to meet required minimum distributions, withdrawals based on a Hardship Waiver, election of an Annuity Benefit under the contract, or payment of a Death Benefit.

                                    ACN - 49

                   POLICY YEAR                         AMOUNT OF ADDED VALUE OPTION RECAPTURED
                   ---------------------------------------------------------------------------
                     1                                               100%
                     2                                               100%
                     3                                                85%
                     4                                                70%
                     5                                                55%
                     6                                                40%
                     7                                                25%
                     8                                                 0%

OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application and will replace or supplement standard contract benefits. Charges for the optional benefits are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider the whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. Please note that the fee for the Added Value Option is assessed against the variable and fixed accounts.

ADDED VALUE OPTION

For any premium payments made to the contract within the first 12 months the contract is in effect, National Integrity will credit from 1% up to 3% of premium payments made into the annuity. For example, if $50,000 is deposited into the annuity in the first 12 months, and the 3% Added Value Option is selected, National Integrity will credit $1500 to your Account Value. At ages 0-79 all three options are available. At age 80 and above the Added Value Option is not available.

The charge is .15% annually for each percentage of Added Value Option requested. For example, if the 3% option is selected, the annual charge will be .45%. This charge is subject to a minimum and maximum dollar amount. This charge is assessed quarterly to both the Variable Account Options and Fixed Accounts. National Integrity will discontinue deducting the charges seven years from the date the contract was issued. Some or all of the Added Value Option will be recaptured by the company when total or partial withdrawals are taken out of the contract.

National Integrity uses this charge as well as a portion of the early withdrawal charges and mortality and expense risk charges to recover the cost of providing the Added Value Option. National Integrity intends to make a profit from these charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the Added Value Option may exceed the sum of the Added Value Option and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the Added Value Option. Generally, if the average annual investment performance is below the percentages listed below you will not benefit from the Added Value Option. The approximate average annual investment performance threshold needed to benefit from the Added Value Option is as follows:

     AVO SELECTED       APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
     ------------       -----------------------------------------------------------
          1%                                       7.10%
          2%                                       7.45%
          3%                                       7.80%

The Added Value Option will generally not benefit purchasers who intend to take withdrawals in excess of the 10% free withdrawal or invest primarily in the fixed accounts.

The Added Value Option may not be available in all states.

                                    ACN - 50

OPTIONAL DEATH BENEFIT

The following option may be elected when the contract is purchased. This option may not be cancelled once the contract is issued. It may not be added after the contract is issued. Reductions in Death Benefits due to withdrawals are calculated on a pro-rata basis with respect to the Account Value at the time of withdrawal.

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

         c. highest Account Value on any contract anniversary before age 81, minus any subsequent withdrawals; or
         d.   the standard contract Death Benefit.

This option is not available where the Annuitant's age on the Contract Date is 76 or older.

The fee for this option is .15% annually and is assessed for the life of the contract. The fee is assessed on a quarterly basis.

The optional death benefit may not be available in all states.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003

The Touchstone Money Market Fund, Initial Class is available as an investment option. However, effective July 28, 2003 it is closed to new contributions.

                                    ACN - 51

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                         2004           2003           2002           2001        INCEPTION
                                                         ----           ----           ----           ----        ---------
FIDELITY VIP ASSET MANAGER
Unit value at beginning of period                    $      10.66   $       9.15   $      10.16              -   $      10.00
Unit value at end of period                          $      11.10   $      10.66   $       9.15   $      10.16
Number of units outstanding at end of period               39,925         21,367         11,364          1,472

FIDELITY VIP BALANCED
Unit value at beginning of period                    $      10.63   $       9.15   $      10.14              -   $      10.00
Unit value at end of period                          $      11.07   $      10.63   $       9.15   $      10.14
Number of units outstanding at end of period               25,177         24,041         14,677            449

FIDELITY VIP CONTRAFUND FUND
Unit value at beginning of period                    $      11.32   $       8.92   $       9.97              -   $      10.00
Unit value at end of period                          $      12.91   $      11.32   $       8.92   $       9.97
Number of units outstanding at end of period               78,238         53,207         27,563            157

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                    $      10.46   $       8.13   $       9.91              -   $      10.00
Unit value at end of period                          $      11.52   $      10.46   $       8.13   $       9.91
Number of units outstanding at end of period               67,566         73,203         35,633          8,007

FIDELITY VIP GROWTH
Unit value at beginning of period                    $       9.06   $       6.91   $      10.01              -   $      10.00
Unit value at end of period                          $       9.25   $       9.06   $       6.91   $      10.01
Number of units outstanding at end of period               36,155         54,524         29,741          5,052

FIDELITY VIP HIGH INCOME
Unit value at beginning of period                    $      12.31   $       9.81   $       9.59              -   $      10.00
Unit value at end of period                          $      13.33   $      12.31   $       9.81   $       9.59
Number of units outstanding at end of period               33,607         39,324          6,674          3,614

FIDELITY VIP INDEX 500
Unit value at beginning of period                    $       9.23   $       7.28   $       9.48              -   $      10.00
Unit value at end of period                          $      10.08   $       9.23   $       7.28   $       9.48
Number of units outstanding at end of period               52,445         80,533         39,214         12,411

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION
Unit value at beginning of period                    $      11.37   $       9.20   $      10.25              -   $      10.00
Unit value at end of period                          $      11.40   $      11.37   $       9.20   $      10.25
Number of units outstanding at end of period                2,800          2,817          2,835          5,745

FIDELITY VIP INVESTMENT GRADE BOND
Unit value at beginning of period                    $      11.61   $      11.17   $      10.25              -   $      10.00
Unit value at end of period                          $      11.97   $      11.61   $      11.17   $      10.25
Number of units outstanding at end of period               77,640         86,627         36,176          5,745

                                    ACN - 52

                                                         2004           2003           2002           2001        INCEPTION
                                                         ----           ----           ----           ----        ---------
FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                    $      10.28   $       8.41   $      10.22              -   $      10.00
Unit value at end of period                          $      10.74   $      10.28   $       8.41   $      10.22
Number of units outstanding at end of period               33,415         10,941          6,961            359

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                    $       9.93   $       7.75   $      10.22              -   $      10.00
Unit value at end of period                          $      10.51   $       9.93   $       7.75   $      10.22
Number of units outstanding at end of period                5,822          6,413          5,180              -

FIDELITY VIP MID CAP
Unit value at beginning of period                    $      12.64   $       9.24   $      10.37              -   $      10.00
Unit value at end of period                          $      15.60   $      12.64   $       9.24   $      10.37
Number of units outstanding at end of period               47,692         36,419         24,243          1,010

FIDELITY VIP OVERSEAS
Unit value at beginning of period                    $      10.65   $       7.52   $       9.55              -   $      10.00
Unit value at end of period                          $      11.95   $      10.65   $       7.52   $       9.55
Number of units outstanding at end of period               20,211         25,534          9,239          2,894

FRANKLIN INCOME SECURITIES FUND
Unit value at beginning of period                    $      12.66              -              -              -   $      10.00
Unit value at end of period                          $      14.27   $      12.66
Number of units outstanding at end of period               41,686         31,200

FRANKLIN GROWTH & INCOME SECURITIES FUND
Unit value at beginning of period                    $      11.92              -              -              -   $      10.00
Unit value at end of period                          $      13.05   $      11.92
Number of units outstanding at end of period                8,184          4,122

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit value at beginning of period                    $      12.00              -              -              -   $      10.00
Unit value at end of period                          $      12.83   $      12.00
Number of units outstanding at end of period               20,123            465

FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                    $      12.20              -              -              -   $      10.00
Unit value at end of period                          $      13.60   $      12.20
Number of units outstanding at end of period               23,003         11,303

JPM MID CAP VALUE
Unit value at beginning of period                    $      11.83   $       9.22              -              -   $      10.00
Unit value at end of period                          $      14.18   $      11.83   $       9.22
Number of units outstanding at end of period                9,681            645             71

JPM INTERNATIONAL EQUITY
Unit value at beginning of period                    $      10.66   $       8.13              -              -   $      10.00
Unit value at end of period                          $      12.49   $      10.66   $       8.13
Number of units outstanding at end of period               24,945          5,535             81

JPM BOND
Unit value at beginning of period                    $      10.88   $      10.59              -              -   $      10.00
Unit value at end of period                          $      11.23   $      10.88   $      10.59
Number of units outstanding at end of period               54,275         59,430         48,523

TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period                    $      11.47   $       8.69   $      10.21              -   $      10.00
Unit value at end of period                          $      14.52   $      11.47   $       8.69   $      10.21
Number of units outstanding at end of period               25,024         11,076          7,606          1,315

                                    ACN - 53

                                                         2004           2003           2002           2001        INCEPTION
                                                         ----           ----           ----           ----        ---------
TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $      11.23   $       8.09   $       9.91   $      10.00   $      10.00
Unit value at end of period                          $      14.00   $      11.23   $       8.09   $       9.91
Number of units outstanding at end of period               68,178         81,643         44,020          9,941

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                    $       8.22   $       6.53   $       9.40   $      10.00   $      10.00
Unit value at end of period                          $       9.12   $       8.22   $       6.53   $       9.40
Number of units outstanding at end of period               13,450         11,056          8,270          3,378

MFS EMERGING GROWTH
Unit value at beginning of period                    $       8.49   $       6.60   $      10.08   $      10.00   $      10.00
Unit value at end of period                          $       9.48   $       8.49   $       6.60   $      10.08
Number of units outstanding at end of period                1,862            126              -              -

MFS INVESTORS GROWTH STOCK
Unit value at beginning of period                    $       8.77   $       7.23   $      10.10   $      10.00   $      10.00
Unit value at end of period                          $       9.47   $       8.77   $       7.23   $      10.10
Number of units outstanding at end of period                7,805          1,637          5,514              -

MFS NEW DISCOVERY
Unit value at beginning of period                    $       9.36   $       7.09   $      10.50              -   $      10.00
Unit value at end of period                          $       9.84   $       9.36   $       7.09   $      10.50
Number of units outstanding at end of period               17,672         15,913         15,317             78

MFS MID CAP GROWTH
Unit value at beginning of period                    $       7.56   $       5.59   $       9.99              -   $      10.00
Unit value at end of period                          $       8.57   $       7.56   $       5.59   $       9.99
Number of units outstanding at end of period               22,685         37,408         10,363          3,965

MFS TOTAL RETURN
Unit value at beginning of period                    $      10.79   $       9.40   $      10.03              -   $      10.00
Unit value at end of period                          $      11.87   $      10.79   $       9.40   $      10.03
Number of units outstanding at end of period               62,152         74,300         38,709          6,680

PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                    $       9.93   $       7.87   $       9.82              -   $      10.00
Unit value at end of period                          $      10.92   $       9.93   $       7.87   $       9.82
Number of units outstanding at end of period               14,866         13,894         13,054          2,050

PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                    $       9.93   $       7.80   $       9.57              -   $      10.00
Unit value at end of period                          $      11.42   $       9.93   $       7.80   $       9.57
Number of units outstanding at end of period                6,160         10,650         14,894              -

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                    $      12.15   $       8.20   $      10.13              -   $      10.00
Unit value at end of period                          $      15.18   $      12.15   $       8.20   $      10.13
Number of units outstanding at end of period               23,070         24,292         26,718          7,937

PUTNAM VT DISCOVERY GROWTH FUND
Unit value at beginning of period                    $       8.24   $       6.31   $       9.04              -   $      10.00
Unit value at end of period                          $       8.78   $       8.24   $       6.31   $       9.04
Number of units outstanding at end of period                4,066          4,146          4,385            998

PUTNAM VT VOYAGER
Unit value at beginning of period                    $      11.81   $      10.00              -              -   $      10.00
Unit value at end of period                          $      12.28   $      11.81
Number of units outstanding at end of period                    -              -

                                    ACN - 54

                                                         2004           2003           2002           2001        INCEPTION
                                                         ----           ----           ----           ----        ---------
PUTNAM VT GEORGE PUTNAM FUND OF BOSTON
Unit value at beginning of period                    $      11.24              -              -              -   $      10.00
Unit value at end of period                          $      12.04   $      11.24
Number of units outstanding at end of period                    -              -

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                    $      10.42   $       7.92   $      10.00              -   $      10.00
Unit value at end of period                          $      12.26   $      10.42   $       7.92
Number of units outstanding at end of period               25,884         15,448          1,517

SCUDDER VIT EQUITY 500 INDEX
Unit value at beginning of period                    $      10.63   $       8.40   $      10.00              -   $      10.00
Unit value at end of period                          $      11.61   $      10.63   $       8.40
Number of units outstanding at end of period               54,247         31,023         25,795

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                    $      11.13   $       7.70              -              -   $      10.00
Unit value at end of period                          $      12.94   $      11.13   $       7.70
Number of units outstanding at end of period               14,739         28,496              -

TOUCHSTONE BALANCED FUND
Unit value at beginning of period                    $      10.99   $       9.13   $      10.15              -   $      10.00
Unit value at end of period                          $      11.93   $      10.99   $       9.13   $      10.15
Number of units outstanding at end of period               18,174         13,640            815            124

TOUCHSTONE CORE BOND FUND
Unit value at beginning of period                    $      11.06   $      10.79   $      10.10              -   $      10.00
Unit value at end of period                          $      11.31   $      11.06   $      10.79   $      10.10
Number of units outstanding at end of period               30,256         36,448         14,518              -

TOUCHSTONE EMERGING GROWTH FUND
Unit value at beginning of period                    $      11.77   $       8.07   $      10.50              -   $      10.00
Unit value at end of period                          $      13.06   $      11.77   $       8.07   $      10.50
Number of units outstanding at end of period               27,339         23,466          8,934              -

TOUCHSTONE ENHANCED 30 FUND
Unit value at beginning of period                    $       9.91   $       7.59   $       9.92              -   $      10.00
Unit value at end of period                          $      10.32   $       9.91   $       7.59   $       9.92
Number of units outstanding at end of period                  706          6,671          2,305              -

TOUCHSTONE GROWTH & INCOME FUND
Unit value at beginning of period                    $      10.94   $       8.32   $       9.88              -   $      10.00
Unit value at end of period                          $      11.93   $      10.94   $       8.32   $       9.88
Number of units outstanding at end of period                7,749          8,057          1,756              -

TOUCHSTONE HIGH YIELD FUND
Unit value at beginning of period                    $      12.43   $      10.13   $       9.95              -   $      10.00
Unit value at end of period                          $      13.48   $      12.43   $      10.13   $       9.95
Number of units outstanding at end of period               18,342         22,466          2,861              -

TOUCHSTONE EAGLE CAPITAL APPRECIATION
Unit value at beginning of period                    $       9.07   $       6.76   $      10.42              -   $      10.00
Unit value at end of period                          $      10.31   $       9.07   $       6.92   $      10.42
Number of units outstanding at end of period                3,857          3,877            482              -

TOUCHSTONE MONEY MARKET FUND
Unit value at beginning of period                    $      10.11   $      10.11   $      10.05              -   $      10.00
Unit value at end of period                          $      10.14   $      10.11   $      10.11   $      10.05
Number of units outstanding at end of period               41,728         45,436         26,348            370

                                    ACN - 55

                                                         2004           2003           2002           2001        INCEPTION
                                                         ----           ----           ----           ----        ---------
TOUCHSTONE MONEY MARKET SERVICE CLASS
Unit value at beginning of period                    $       9.98              -              -              -   $      10.00
Unit value at end of period                          $       9.99   $       9.98
Number of units outstanding at end of period              194,536        272,854

TOUCHSTONE VALUE PLUS FUND
Unit value at beginning of period                    $       9.27   $       7.22   $       9.94              -   $      10.00
Unit value at end of period                          $      10.15   $       9.27   $       7.22   $       9.94
Number of units outstanding at end of period               20,497         21,480          1,068              -

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                               -              -              -              -   $      10.00
Unit value at end of period                          $      10.16
Number of units outstanding at end of period                    -

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                               -              -              -              -   $      10.00
Unit value at end of period                          $      10.26
Number of units outstanding at end of period                  739

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                               -              -              -              -   $      10.00
Unit value at end of period                          $      10.27
Number of units outstanding at end of period               35,222

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                               -              -              -              -   $      10.00
Unit value at end of period                          $      10.50
Number of units outstanding at end of period                    -

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                    $      12.73              -              -              -   $      10.00
Unit value at end of period                          $      14.93   $      12.73
Number of units outstanding at end of period                4,070              -

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                    $      12.56              -              -              -   $      10.00
Unit value at end of period                          $      14.43   $      12.56
Number of units outstanding at end of period                5,311            425

VAN KAMPEN LIT COMSTOCK SHARE
Unit value at beginning of period                    $      12.40              -              -              -   $      10.00
Unit value at end of period                          $      14.42   $      12.40
Number of units outstanding at end of period               24,592          2,386

VAN KAMPEN EMERGING MARKETS DEBT
Unit value at beginning of period                    $      12.93   $      10.22              -              -   $      10.00
Unit value at end of period                          $      14.09   $      12.93   $      10.22
Number of units outstanding at end of period                3,399          1,396              -

VAN KAMPEN U.S. REAL ESTATE
Unit value at beginning of period                    $      12.45   $       9.14              -              -   $      10.00
Unit value at end of period                          $      16.81   $      12.45   $       9.14
Number of units outstanding at end of period               18,646         20,149          7,859

VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                    $      12.02   $      10.00              -              -   $      10.00
Unit value at end of period                          $      12.70   $      12.02
Number of units outstanding at end of period                  303            295

VAN KAMPEN UIF EMERGING MARKETS EQUITY SHARE
Unit value at beginning of period                    $      14.44              -              -              -   $      10.00
Unit value at end of period                          $      17.58   $      14.44
Number of units outstanding at end of period                3,508          4,324

                                    ACN - 56

APPENDIX B

         ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Contribution:   $50,000.00

               GRO Account duration: 7 Years

               Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers. A $30 administrative fee is assessed annually.

The GRO Value for this $50,000 contribution is $70,110.76 at the expiration of the GRO Account. After three years, the GRO Value is $57,786.68. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .0625 + .0025)
                  (TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,187.45 from the GRO Value:

     $3,187.45= -0.0551589 X 57,786.68

The Market Adjusted Value would be:

     $54,599.23= 57,786.68-3,187.45

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

     $3,500= 50,000 X .07

Thus, the amount payable on a full withdrawal would be:

     $51,099.23 = 57,78.68 - 3,187.45 - 3,500

                                    ACN - 57

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $5,778.67 = 57,786 X .10

     Free Amount = $5,778.67

The non-free amount would be:

     $14,221.33 = 20,000 - 5,778.67

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - 784.43 = -0.0551589 X 14,221.33

The withdrawal charge would be:

     $1,129.47 = [(14,221.33 + 784.43)/(1-.07)] - (14,221.33 + 784.43)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,913.90 = 20,000 + 784.43 + 1,129.47

The ending Account Value would be:

     $35,872.78 = 57,786.68 - 21,913.90

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) / (1 + .04 + .0025)
                (TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,680.96 to the GRO Value:

     $1,680.96 = 0.0290890 X 57,786.68

The Market Adjusted Value would be:

     $59,467.54 = 57,786.68 + 1,680.96

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:

     $3,500 = 50,000 X .07

Thus, the amount payable on a full withdrawal would be:

     $55,967.64 = 57,786.68 = 1,680.96 - 3,500

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

                                    ACN - 58

                Free Amount =  $ 5,788.67

            Non-Free Amount =  $14,221.33

      The Market Value Adjustment would be:

           $413.68 = 0.0290890 X 14,221.33

      The withdrawal charge would be:

           $1,039.29 = [(14,221.33 - 413.68)/(1-.07)] - (14,221.33 - 413.68)

      Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

           $20,625.60 = 20,000 - 413.68 + 1,039.29

      The ending Account Value would be:

           $37,161.08 = 57,786.68 - 20,625.60

      Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

                                    ACN - 59

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                                   ANNUICHOICE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                TABLE OF CONTENTS

                                                                          PAGE
Part 1 - National Integrity and Custodian                                    1
Part 2 - Distribution of the Contracts                                       1
Part 3 - Asset Allocation Program                                            2
Part 4 - Performance Information                                             3
Part 5 - Determination of Accumulation Values                                7
Part 6 - Tax Favored Retirement Programs                                     7
Part 7 - Financial Statements                                                9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from National Integrity and their operations form a part of National Integrity, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $23,657,936 in 2004, $21,707,262 in 2003, and $32,268,583 in 2002. Distribution
allowances weren't retained by Touchstone Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company. National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance. PortfolioNavigators(SM), our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED  EQUITY
Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME
Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY
Focused on principal growth with an additional focus on income, this portfolio utilizes fixed assets to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED
Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME
Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME
Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION
Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We will also report performance information for the PortfolioNavigators(SM) models described above. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 will be used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Money Market
Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the portfolio advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2004, and for the periods indicated in the financial statements and the statutory basis financial statements of National Integrity as of and for the years ended December 31, 2004 and 2003 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2004
                      WITH REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company


                              Financial Statements

                                December 31, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                        1

Audited Financial Statements

Statement of Assets and Liabilities                                            2
Statement of Operations                                                        7
Statements of Changes in Net Assets                                           18
Notes to Financial Statements                                                 32

             Report of Independent Registered Public Accounting Firm

Contract Holders
     Separate Account I of National Integrity Life Insurance Company Board of Directors
     National Integrity Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Separate Account I of National Integrity Life Insurance Company, comprised of separate account divisions described in Note 2, as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of mutual fund shares owned as of December 31, 2004, by correspondence with the Transfer Agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2004, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2004

                                                         ASSETS         LIABILITIES
                                                      -----------  ---------------------
                                                                        PAYABLE TO
                                                                     (RECEIVABLE FROM)
                                                      INVESTMENTS   THE GENERAL ACCOUNT
                     DIVISION                          AT VALUE    OF NATIONAL INTEGRITY   NET ASSETS  UNIT VALUE  UNITS OUTSTANDING
----------------------------------------------------  -----------  ---------------------   ----------  ----------  -----------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice(TM))         $   361,876  $                 146   $  361,730  $    10.27             35,222
  Touchstone Aggressive ETF (GrandMaster flex3(TM))       147,770                    (36)     147,806       10.27             14,392
  Touchstone Aggressive ETF (Grandmaster(TM))           1,825,928                     (6)   1,825,934       10.27            177,793
  Touchstone Aggressive ETF (IQ Annuity(TM))               25,065                     (4)      25,069       10.27              2,441
  Touchstone Aggressive ETF (Pinnacleplus(TM))             31,194                    (17)      31,211       10.27              3,039
  Touchstone Balanced (AnnuiChoice(TM))                   216,794                    (22)     216,816       11.93             18,174
  Touchstone Balanced (GrandMaster flex3(TM))             416,095                     (8)     416,103       12.22             34,051
  Touchstone Balanced (Grandmaster(TM))                     3,109                      4        3,105       10.82                287
  Touchstone Balanced (IQ Annuity(TM))                    321,260                     96      321,164       11.48             27,976
  Touchstone Balanced (Pinnacleplus(TM))                  304,106                    126      303,980       11.80             25,761
  Touchstone Baron Small Cap (AnnuiChoice(TM))            363,321                    (27)     363,348       14.52             25,024
  Touchstone Baron Small Cap (GrandMaster flex3(TM))      297,771                    (57)     297,828       13.67             21,787
  Touchstone Baron Small Cap (Grandmaster(TM))            159,639                    (68)     159,707       11.79             13,546
  Touchstone Baron Small Cap (IQ Annuity(TM))             993,694                    (58)     993,752       13.99             71,033
  Touchstone Baron Small Cap (Pinnacleplus(TM))           247,452                     39      247,413       13.87             17,838
  Touchstone Conservative ETF (Grandmaster(TM))             1,408                     (4)       1,412       10.16                139
  Touchstone Conservative ETF (IQ Annuity(TM))             25,082                     (3)      25,085       10.16              2,469
  Touchstone Conservative ETF (Pinnacleplus(TM))           32,035                    (10)      32,045       10.16              3,154
  Touchstone Core Bond (AnnuiChoice(TM))                  342,090                   (105)     342,195       11.31             30,256
  Touchstone Core Bond (GrandMaster flex3(TM))            509,221                   (139)     509,360       10.80             47,163
  Touchstone Core Bond (Grandmaster(TM))                   40,278                     (9)      40,287       10.28              3,919
  Touchstone Core Bond (IQ Annuity(TM))                   507,830                    (32)     507,862       11.13             45,630
  Touchstone Core Bond (Pinnacleplus(TM))                 125,104                     39      125,065       10.13             12,346
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice(TM))                                       39,777                     11       39,766       10.31              3,857
  Touchstone Eagle Capital Appreciation
   (GrandMaster flex3(TM))                                 27,931                     (2)      27,933       12.47              2,240
  Touchstone Eagle Capital Appreciation
   (IQ Annuity(TM))                                       234,372                     83      234,289       10.45             22,420
  Touchstone Eagle Capital Appreciation
   (Pinnacleplus(TM))                                      45,990                      3       45,987       12.51              3,676
  Touchstone Emerging Growth (AnnuiChoice(TM))            357,046                     (1)     357,047       13.06             27,339
  Touchstone Emerging Growth (GrandMaster flex3(TM))      100,644                    (27)     100,671       13.01              7,738
  Touchstone Emerging Growth (Grandmaster(TM))            124,532                     45      124,487       10.74             11,591
  Touchstone Emerging Growth (IQ Annuity(TM))             386,422                    141      386,281       13.78             28,032
  Touchstone Emerging Growth (Pinnacleplus(TM))           238,023                    (83)     238,106       12.75             18,675
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))         7,283                     (3)       7,286       10.32                706
  Touchstone Enhanced Dividend 30
   (GrandMaster flex3(TM))                                 51,594                    (21)      51,615       11.16              4,625
  Touchstone Enhanced Dividend 30 (Grandmaster(TM))        24,956                      6       24,950       10.59              2,356
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))            562                      4          558       10.52                 53
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))       38,668                     (5)      38,673       11.52              3,357
  Touchstone Enhanced ETF (GrandMaster flex3(TM))           3,051                     (5)       3,056       10.50                291
  Touchstone Enhanced ETF (Grandmaster(TM))               274,303                    (20)     274,323       10.50             26,126
  Touchstone Enhanced ETF (Pinnacleplus(TM))               19,016                    (10)      19,026       10.50              1,812
  Touchstone Growth & Income (AnnuiChoice(TM))             92,438                     (8)      92,446       11.93              7,749
  Touchstone Growth & Income (GrandMaster flex3(TM))      129,584                     56      129,528       11.99             10,803
  Touchstone Growth & Income (IQ Annuity(TM))             272,888                     49      272,839       12.17             22,419
  Touchstone Growth & Income (Pinnacleplus(TM))            79,620                     30       79,590       12.33              6,455
  Touchstone High Yield (AnnuiChoice(TM))                 247,296                     46      247,250       13.48             18,342
  Touchstone High Yield (GrandMaster flex3(TM))           488,248                   (139)     488,387       13.04             37,453
  Touchstone High Yield (Grandmaster(TM))                 342,075                     69      342,006       10.67             32,053
  Touchstone High Yield (IQ Annuity(TM))                  363,753                    (72)     363,825       13.57             26,811
  Touchstone High Yield (Pinnacleplus(TM))                321,583                      5      321,578       11.37             28,283
  Touchstone Moderate ETF (AnnuiChoice(TM))                 7,583                      1        7,582       10.26                739
  Touchstone Moderate ETF (GrandMaster flex3(TM))         303,003                     (8)     303,011       10.25             29,562
  Touchstone Moderate ETF (Grandmaster(TM))               126,216                     28      126,188       10.25             12,311
  Touchstone Moderate ETF (IQ Annuity(TM))                487,768                     52      487,716       10.25             47,582
  Touchstone Moderate ETF (Pinnacleplus(TM))              359,790                    (57)     359,847       10.25             35,107
  Touchstone Money Market (AnnuiChoice(TM))               423,273                    151      423,122       10.14             41,728
  Touchstone Third Avenue Value (AnnuiChoice(TM))         954,686                    194      954,492          14             68,178
  Touchstone Third Avenue Value
   (GrandMaster flex3(TM))                                732,579                    (74)     732,653       14.01             52,295
  Touchstone Third Avenue Value (Grandmaster(TM))         306,065                     10      306,055       12.16             25,169
  Touchstone Third Avenue Value (IQ Annuity(TM))        2,541,078                   (265)   2,541,343       13.69            185,635
  Touchstone Third Avenue Value (Pinnacleplus(TM))        747,885                     53      747,832       14.82             50,461
  Touchstone Value Plus (AnnuiChoice(TM))                 207,983                    (62)     208,045       10.15             20,497
  Touchstone Value Plus (GrandMaster flex3(TM))           101,177                     35      101,142       11.47              8,818
  Touchstone Value Plus (Grandmaster(TM))                  41,867                     (6)      41,873       10.91              3,838

SEE ACCOMPANYING NOTES.

                                                         ASSETS         LIABILITIES
                                                      -----------  ---------------------
                                                                        PAYABLE TO
                                                                     (RECEIVABLE FROM)
                                                      INVESTMENTS   THE GENERAL ACCOUNT
                     DIVISION                          AT VALUE    OF NATIONAL INTEGRITY   NET ASSETS  UNIT VALUE  UNITS OUTSTANDING
----------------------------------------------------  -----------  ---------------------   ----------  ----------  -----------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (IQ Annuity(TM))              $   216,450  $                  14   $  216,436  $    10.12             21,387
  Touchstone Value Plus (Pinnacleplus(TM))                187,076                    (73)     187,149       12.05             15,531
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice(TM))                        609,543                     35      609,508       11.23             54,275
  JP Morgan Bond (GrandMaster flex3(TM))                  415,939                    (48)     415,987       11.00             37,817
  JP Morgan Bond (Grandmaster(TM))                         53,630                      7       53,623       10.36              5,176
  JP Morgan Bond (IQ3(TM))                                211,005                    (95)     211,100       11.10             19,018
  JP Morgan Bond (Pinnacleplus(TM))                       300,354                     34      300,320       10.19             29,472
  JP Morgan International Equity (AnnuiChoice(TM))        311,546                    (17)     311,563       12.49             24,945
  JP Morgan International Equity
   (GrandMaster flex3(TM))                                 92,399                     10       92,389       12.48              7,403
  JP Morgan International Equity (Grandmaster(TM))        917,741                    222      917,519       11.67             78,622
  JP Morgan International Equity (IQ3(TM))                 67,286                    (25)      67,311       12.15              5,540
  JP Morgan International Equity
   (Pinnacleplus(TM))                                      43,106                     (9)      43,115       13.85              3,113
  JP Morgan Mid Cap Value (AnnuiChoice(TM))               137,247                    (30)     137,277       14.18              9,681
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))         140,900                     (3)     140,903       14.26              9,881
  JP Morgan Mid Cap Value (Grandmaster(TM))                53,988                    (16)      54,004       11.50              4,696
  JP Morgan Mid Cap Value (IQ3(TM))                       101,430                     26      101,404       14.01              7,238
  JP Morgan Mid Cap Value (Pinnacleplus(TM))              407,412                    (47)     407,459       13.31             30,613
AFFILIATED INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))          48,863                     17       48,846        9.91              4,929
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster(TM))         29,591,491                  2,244   29,589,247       49.36            599,458
  Fidelity VIP Growth (Grandmaster(TM))                16,747,313                 (1,101)  16,748,414       54.08            309,697
  Fidelity VIP High Income (Grandmaster(TM))            8,704,617                  2,245    8,702,372       15.72            553,586
  Fidelity VIP II Asset Manager (Grandmaster(TM))      12,873,062                   (274)  12,873,336       31.01            415,135
  Fidelity VIP II Contrafund (Grandmaster(TM))         25,854,917                  1,995   25,852,922       31.55            819,427
  Fidelity VIP II Index 500 (Grandmaster(TM))          12,749,580                  1,904   12,747,676       28.21            451,885
  Fidelity VIP II Investment Grade Bond
   (Grandmaster(TM))                                    5,027,602                   (684)   5,028,286       25.38            198,120
  Fidelity VIP III Balanced (Grandmaster(TM))           3,819,051                   (909)   3,819,960       13.56            281,708
  Fidelity VIP III Growth & Income
   (Grandmaster(TM))                                    6,302,590                 (1,481)   6,304,071       15.06            418,597
  Fidelity VIP III Growth Opportunities
   (Grandmaster(TM))                                    2,221,694                   (745)   2,222,439       10.94            203,148
  Fidelity VIP Overseas (Grandmaster(TM))               5,939,711                    329    5,939,382       26.26            226,176
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))             1,943,017                   (398)   1,943,415        9.99            194,536
  Touchstone Money Market (GrandMaster flex3(TM))       1,255,942                   (408)   1,256,350        9.91            126,776
  Touchstone Money Market (Grandmaster(TM))             5,556,185                 (1,123)   5,557,308        9.97            557,403
  Touchstone Money Market (IQ Annuity(TM))                 60,217                     (3)      60,220       10.04              5,998
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster(TM))            4,945,894                   (497)   4,946,391       24.29            203,639
  MFS Capital Opportunities (AnnuiChoice(TM))             122,702                     38      122,664        9.12             13,450
  MFS Capital Opportunities
   (GrandMaster flex3(TM))                                125,437                     53      125,384       11.41             10,989
  MFS Capital Opportunities (Grandmaster(TM))              62,144                     37       62,107        7.66              8,108
  MFS Capital Opportunities (IQ Annuity(TM))              320,474                    (45)     320,519        7.39             43,372
  MFS Capital Opportunities (Pinnacleplus(TM))             57,814                     27       57,787       11.91              4,852
  MFS Emerging Growth (AnnuiChoice(TM))                    17,646                     (6)      17,652        9.48              1,862
  MFS Emerging Growth (GrandMaster flex3(TM))              29,362                    (14)      29,376       11.57              2,539
  MFS Emerging Growth (Grandmaster(TM))                    57,980                     (4)      57,984        9.15              6,337
  MFS Emerging Growth (IQ Annuity(TM))                    445,312                    127      445,185        6.39             69,669
  MFS Emerging Growth (Pinnacleplus(TM))                   13,999                     (7)      14,006       11.77              1,190
  MFS Investors Growth Stock (AnnuiChoice(TM))             73,891                    (22)      73,913        9.47              7,805
  MFS Investors Growth Stock
   (GrandMaster flex3(TM))                                 45,393                    (11)      45,404       10.79              4,208
  MFS Investors Growth Stock (Grandmaster(TM))             20,259                     (3)      20,262        9.16              2,212
  MFS Investors Growth Stock (IQ Annuity(TM))              67,109                     11       67,098        6.73              9,970
  MFS Investors Growth Stock (Pinnacleplus(TM))            84,369                     22       84,347       11.11              7,592
  MFS Mid Cap Growth (AnnuiChoice(TM))                    194,304                   (106)     194,410        8.57             22,685
  MFS Mid Cap Growth (GrandMaster flex3(TM))               95,440                      -       95,440       11.99              7,960
  MFS Mid Cap Growth (Grandmaster(TM))                  1,307,974                    802    1,307,172        6.84            191,107
  MFS Mid Cap Growth (IQ Annuity(TM))                     163,864                   (112)     163,976        6.35             25,823
  MFS Mid Cap Growth (Pinnacleplus(TM))                   101,857                      1      101,856       12.26              8,308
  MFS New Discovery (AnnuiChoice(TM))                     173,962                     70      173,892        9.84             17,672
  MFS New Discovery (GrandMaster flex3(TM))               250,353                    (41)     250,394       11.14             22,477
  MFS New Discovery (Grandmaster(TM))                     287,192                    (29)     287,221        9.01             31,878
  MFS New Discovery (IQ Annuity(TM))                      123,892                     75      123,817        8.05             15,381

SEE ACCOMPANYING NOTES.

                                                         ASSETS         LIABILITIES
                                                      -----------  ---------------------
                                                                        PAYABLE TO
                                                                     (RECEIVABLE FROM)
                                                      INVESTMENTS   THE GENERAL ACCOUNT
                     DIVISION                          AT VALUE    OF NATIONAL INTEGRITY   NET ASSETS  UNIT VALUE  UNITS OUTSTANDING
----------------------------------------------------  -----------  ---------------------   ----------  ----------  -----------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacleplus(TM))                $     7,454  $                   3   $    7,451  $    11.57                644
  MFS Total Return (AnnuiChoice(TM))                      737,452                   (292)     737,744       11.87             62,152
  MFS Total Return (GrandMaster flex3(TM))                273,486                     18      273,468       11.82             23,136
  MFS Total Return (Grandmaster(TM))                    1,950,545                    807    1,949,738       11.49            169,690
  MFS Total Return (IQ Annuity(TM))                     1,322,801                   (229)   1,323,030       11.57            114,350
  MFS Total Return (Pinnacleplus(TM))                     585,935                    190      585,745       11.63             50,365
AFFILIATED SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))              3,100,780                    472    3,100,308        9.92            312,531
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice(TM))            443,295                    127      443,168       11.10             39,925
  Fidelity VIP Asset Manager (GrandMaster flex3(TM))      191,716                    (79)     191,795       10.36             18,513
  Fidelity VIP Asset Manager (IQ3(TM))                    592,443                     94      592,349       10.60             55,882
  Fidelity VIP Asset Manager (Pinnacleplus(TM))            53,794                      8       53,786       10.82              4,971
  Fidelity VIP Balanced (AnnuiChoice(TM))                 278,626                    (83)     278,709       11.07             25,177
  Fidelity VIP Balanced (GrandMaster flex3(TM))           298,077                    (67)     298,144       11.56             25,791
  Fidelity VIP Balanced (IQ3(TM))                         618,605                   (177)     618,782       10.25             60,369
  Fidelity VIP Balanced (Pinnacleplus(TM))                124,400                    (37)     124,437       10.77             11,554
  Fidelity VIP Contrafund (AnnuiChoice(TM))             1,010,139                     86    1,010,053       12.91             78,238
  Fidelity VIP Contrafund (GrandMaster flex3(TM))         728,324                    (46)     728,370       12.70             57,352
  Fidelity VIP Contrafund (IQ3(TM))                     2,119,018                    475    2,118,543       11.47            184,703
  Fidelity VIP Contrafund (Pinnacleplus(TM))              798,960                    (20)     798,980       12.76             62,616
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice(TM))                                       31,931                     11       31,920       11.40              2,800
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3(TM))                                 29,990                     17       29,973       10.64              2,817
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster(TM))                                       32,851                     (3)      32,854       10.66              3,082
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity(TM))                                       238,071                     57      238,014       13.91             17,111
  Fidelity VIP Equity-Income (AnnuiChoice(TM))            778,418                     58      778,360       11.52             67,566
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))      458,198                    105      458,093       12.07             37,953
  Fidelity VIP Equity-Income (IQ3(TM))                  1,282,944                   (531)   1,283,475       10.75            119,393
  Fidelity VIP Equity-Income (Pinnacleplus(TM))           877,966                   (214)     878,180       12.43             70,650
  Fidelity VIP Growth & Income (AnnuiChoice(TM))          358,791                    (86)     358,877       10.74             33,415
  Fidelity VIP Growth & Income
   (GrandMaster flex3(TM))                                160,270                    (34)     160,304       11.65             13,760
  Fidelity VIP Growth & Income (IQ3(TM))                  407,836                   (206)     408,042        9.45             43,179
  Fidelity VIP Growth & Income (Pinnacleplus(TM))          97,503                     35       97,468       10.97              8,885
  Fidelity VIP Growth (AnnuiChoice(TM))                   334,487                     53      334,434        9.25             36,155
  Fidelity VIP Growth (GrandMaster flex3(TM))             633,059                    261      632,798       10.96             57,737
  Fidelity VIP Growth (IQ3(TM))                           533,750                   (224)     533,974        7.20             74,163
  Fidelity VIP Growth (Pinnacleplus(TM))                  195,172                     66      195,106       11.17             17,467
  Fidelity VIP Growth Opportunities
   (AnnuiChoice(TM))                                       61,177                    (12)      61,189       10.51              5,822
  Fidelity VIP Growth Opportunities
   (GrandMaster flex3(TM))                                 84,823                      2       84,821       11.64              7,287
  Fidelity VIP Growth Opportunities (IQ3(TM))              22,619                     (5)      22,624        9.53              2,374
  Fidelity VIP Growth Opportunities
   (Pinnacleplus(TM))                                      65,504                     17       65,487       11.56              5,665
  Fidelity VIP High Income (AnnuiChoice(TM))              448,018                     37      447,981       13.33             33,607
  Fidelity VIP High Income (GrandMaster flex3(TM))      1,651,051                    (60)   1,651,111       12.36            133,585
  Fidelity VIP High Income (IQ3(TM))                    1,977,742                     (6)   1,977,748       11.01            179,632
  Fidelity VIP High Income (Pinnacleplus(TM))             208,208                     21      208,187       11.49             18,119
  Fidelity VIP Index 500 (AnnuiChoice(TM))                528,802                    156      528,646       10.08             52,445
  Fidelity VIP Index 500 (IQ3(TM))                        843,451                    436      843,015        9.10             92,639
  Fidelity VIP Index 500 (Pinnacleplus(TM))                99,251                     34       99,217       11.99              8,275
  Fidelity VIP Investment Grade Bond
   (AnnuiChoice(TM))                                      929,605                    254      929,351       11.97             77,640
  Fidelity VIP Investment Grade Bond
   (GrandMaster flex3(TM))                                162,296                     58      162,238       10.31             15,736
  Fidelity VIP Investment Grade Bond (IQ3(TM))          1,310,590                   (482)   1,311,072       12.00            109,256
  Fidelity VIP Investment Grade Bond
   (Pinnacleplus(TM))                                      90,033                    (40)      90,073       10.26              8,779
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                  744,146                    151      743,995       15.60             47,692
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))            277,705                    (46)     277,751       14.90             18,641
  Fidelity VIP Mid Cap (IQ Annuity(TM))                 1,542,538                   (250)   1,542,788       14.92            103,404
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                 685,522                    (25)     685,547       14.95             45,856
  Fidelity VIP Overseas (AnnuiChoice(TM))                 241,476                    (45)     241,521       11.95             20,211
  Fidelity VIP Overseas (GrandMaster flex3(TM))            28,974                      1       28,973       11.05              2,622
  Fidelity VIP Overseas (IQ3(TM))                          96,251                     45       96,206        9.47             10,159
  Fidelity VIP Overseas (Pinnacleplus(TM))                 80,862                    (28)      80,890       13.68              5,913
AFFILIATED CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))              635,566                    (84)     635,650        9.89             64,272

SEE ACCOMPANYING NOTES.

                                                         ASSETS         LIABILITIES
                                                      -----------  ---------------------
                                                                        PAYABLE TO
                                                                     (RECEIVABLE FROM)
                                                      INVESTMENTS   THE GENERAL ACCOUNT
                     DIVISION                          AT VALUE    OF NATIONAL INTEGRITY   NET ASSETS  UNIT VALUE  UNITS OUTSTANDING
----------------------------------------------------  -----------  ---------------------   ----------  ----------  -----------------
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt
   (AnnuiChoice(TM))                                  $    47,909  $                  17   $   47,892  $    14.09              3,399
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3(TM))                                 70,106                    (15)      70,121       14.44              4,856
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))           32,746                     10       32,736       13.96              2,345
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))       313,458                     19      313,439       16.81             18,646
  Van Kampen UIF U.S. Real Estate
   (GrandMaster flex3(TM))                                304,764                     25      304,739       16.50             18,469
  Van Kampen UIF U.S. Real Estate (IQ3(TM))               111,478                     16      111,462       16.53              6,743
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))             35,687                    (12)      35,699        8.78              4,066
  Putnam VT Discovery Growth (Grandmaster(TM))             42,467                     26       42,441        7.61              5,577
  Putnam VT Discovery Growth (IQ Annuity(TM))              97,120                    (40)      97,160       10.48              9,271
  Putnam VT Growth and Income (AnnuiChoice(TM))           162,339                      2      162,337       10.92             14,866
  Putnam VT Growth and Income
   (GrandMaster flex3(TM))                                  7,537                    (11)       7,548       11.83                638
  Putnam VT Growth and Income (Grandmaster(TM))           247,198                     54      247,144       10.55             23,426
  Putnam VT Growth and Income (IQ Annuity(TM))            645,352                     67      645,285        9.94             64,918
  Putnam VT Growth and Income (Pinnacleplus(TM))            4,704                      5        4,699       12.08                389
  Putnam VT International Equity (AnnuiChoice(TM))         70,337                    (10)      70,347       11.42              6,160
  Putnam VT International Equity
   (GrandMaster flex3(TM))                                 81,627                     11       81,616       12.24              6,668
  Putnam VT International Equity (Grandmaster(TM))        183,827                     22      183,805       10.45             17,589
  Putnam VT International Equity (IQ Annuity(TM))         191,942                      7      191,935       10.45             18,367
  Putnam VT International Equity (Pinnacleplus(TM))        11,844                      3       11,841       13.35                887
  Putnam VT Small Cap Value (AnnuiChoice(TM))             350,186                    (17)     350,203       15.18             23,070
  Putnam VT Small Cap Value (GrandMaster flex3(TM))       240,716                    (53)     240,769       14.57             16,525
  Putnam VT Small Cap Value (Grandmaster(TM))           2,477,804                   (252)   2,478,056       15.45            160,392
  Putnam VT Small Cap Value (IQ Annuity(TM))              629,907                     14      629,893       15.37             40,982
  Putnam VT Small Cap Value (Pinnacleplus(TM))            109,922                     34      109,888       14.89              7,380
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3(TM))                                  2,756                     (5)       2,761       11.90                232
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster(TM))                                       41,159                      3       41,156       11.95              3,444
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity(TM))                                         2,156                     (3)       2,159       11.93                181
  Putnam VT Voyager (GrandMaster flex3(TM))                 4,242                      5        4,237       12.14                349
  Putnam VT Voyager (Grandmaster(TM))                      46,773                     12       46,761       12.19              3,836
  Putnam VT Voyager (IQ Annuity(TM))                       36,429                     (8)      36,437       12.17              2,994
  Putnam VT Voyager (Pinnacleplus(TM))                      4,391                      1        4,390       11.03                398
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))            208,797                     (1)     208,798       14.80             14,108
  Franklin Growth and Income Securities
   (AnnuiChoice(TM))                                      106,815                     14      106,801       13.05              8,184
  Franklin Growth and Income Securities
   (GrandMaster flex3(TM))                                 84,327                    (14)      84,341       12.91              6,533
  Franklin Growth and Income Securities
   (Grandmaster(TM))                                      347,985                      9      347,976       12.96             26,850
  Franklin Growth and Income Securities
   (IQ Annuity(TM))                                       411,705                    130      411,575       12.93             31,831
  Franklin Growth and Income Securities
   (Pinnacleplus(TM))                                     270,112                    100      270,012       12.34             21,881
  Franklin Income Securities (AnnuiChoice(TM))            595,061                    202      594,859       14.27             41,686
  Franklin Income Securities (GrandMaster flex3(TM))    1,019,552                   (138)   1,019,690       14.12             72,216
  Franklin Income Securities (Grandmaster(TM))          1,096,709                    376    1,096,333       14.17             77,370
  Franklin Income Securities (IQ Annuity(TM))             469,976                   (115)     470,091       14.15             33,222
  Franklin Income Securities (Pinnacleplus(TM))         1,032,492                    393    1,032,099       12.52             82,436
  Franklin Large Cap Growth Securities
   (AnnuiChoice(TM))                                      258,079                    (99)     258,178       12.83             20,123
  Franklin Large Cap Growth Securities
   (GrandMaster flex3(TM))                                244,663                     91      244,572       12.68             19,288
  Franklin Large Cap Growth Securities
   (Grandmaster(TM))                                      198,430                    (72)     198,502       12.74             15,581
  Franklin Large Cap Growth Securities
   (IQ Annuity(TM))                                       144,937                      5      144,932       12.71             11,403
  Franklin Large Cap Growth Securities
   (Pinnacleplus(TM))                                     333,389                    137      333,252       11.55             28,853
  Franklin Mutual Shares Securities
   (AnnuiChoice(TM))                                      312,909                     68      312,841       13.60             23,003
  Franklin Mutual Shares Securities
   (GrandMaster flex3(TM))                                435,630                    106      435,524       13.45             32,381
  Franklin Mutual Shares Securities (IQ Annuity(TM))      106,563                      4      106,559       13.48              7,905
  Franklin Mutual Shares Securities
   (Pinnacleplus(TM))                                     375,278                    (51)     375,329       12.35             30,391
  Franklin Mutual Shares Securities
   (Grandmaster(TM))                                      868,262                   (147)     868,409       13.51             64,279
  Templeton Foreign Securities Fund
   (GrandMaster flex3(TM))                                181,405                      -      181,405       14.77             12,282
  Templeton Foreign Securities Fund
   (Grandmaster(TM))                                      147,319                     (2)     147,321       14.83              9,934
  Templeton Foreign Securities Fund
   (Pinnacleplus(TM))                                     237,174                     27      237,147       13.70             17,310
  Templeton Foreign Securities Fund
   (AnnuiChoice(TM))                                       60,774                      9       60,765       14.93              4,070
  Templeton Growth Securities (AnnuiChoice(TM))            76,612                    (26)      76,638       14.43              5,311
  Templeton Growth Securities
   (GrandMaster flex3(TM))                                288,073                    (67)     288,140       14.27             20,192
  Templeton Growth Securities (Grandmaster(TM))           326,925                    100      326,825       14.32             22,823
  Templeton Growth Securities (IQ Annuity(TM))            137,828                    (38)     137,866       14.30              9,641

SEE ACCOMPANYING NOTES.

                                                         ASSETS         LIABILITIES
                                                      -----------  ---------------------
                                                                        PAYABLE TO
                                                                     (RECEIVABLE FROM)
                                                      INVESTMENTS   THE GENERAL ACCOUNT
                     DIVISION                          AT VALUE    OF NATIONAL INTEGRITY   NET ASSETS  UNIT VALUE  UNITS OUTSTANDING
----------------------------------------------------  -----------  ---------------------   ----------  ----------  -----------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Growth Securities (Pinnacleplus(TM))      $   104,621  $                 (28)  $  104,649  $    13.17              7,946
  Van Kampen LIT Comstock (AnnuiChoice(TM))               354,542                    (75)     354,617       14.42             24,592
  Van Kampen LIT Comstock (GrandMaster flex3(TM))         137,804                     (5)     137,809       14.26              9,664
  Van Kampen LIT Comstock (Grandmaster(TM))             2,248,812                   (545)   2,249,357       14.32            157,078
  Van Kampen LIT Comstock (IQ Annuity(TM))                  6,781                     (7)       6,788       14.29                475
  Van Kampen LIT Comstock (Pinnacleplus(TM))              189,522                     14      189,508       13.03             14,544
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))          3,852                      4        3,848       12.70                303
  Van Kampen LIT Emerging Growth
   (GrandMaster flex3(TM))                                 17,798                     13       17,785       12.56              1,416
  Van Kampen LIT Emerging Growth (Grandmaster(TM))          9,921                     10        9,911       12.61                786
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))           1,156                     (2)       1,158       12.59                 92
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))        69,442                    (25)      69,467       11.12              6,247
  Van Kampen UIF Emerging Markets Debt
   (Grandmaster(TM))                                       53,028                      -       53,028       13.50              3,928
  Van Kampen UIF Emerging Markets Debt
   (Pinnacleplus(TM))                                      63,060                     12       63,048       11.84              5,325
  Van Kampen UIF Emerging Markets Equity
   (AnnuiChoice(TM))                                       61,680                      9       61,671       17.58              3,508
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3(TM))                                 47,884                     (8)      47,892       17.39              2,754
  Van Kampen UIF Emerging Markets Equity
   (Grandmaster(TM))                                      256,720                    (29)     256,749       17.46             14,705
  Van Kampen UIF Emerging Markets Equity
   (IQ Annuity(TM))                                        16,465                      3       16,462       17.42                945
  Van Kampen UIF Emerging Markets Equity
   (Pinnacleplus(TM))                                      43,604                    (13)      43,617       15.24              2,862
  Van Kampen UIF U.S. Real Estate
   (Pinnacleplus(TM))                                     317,643                    (65)     317,708       15.41             20,617
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))       533,463                    (76)     533,539       17.98             29,674
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))          6,409                      4        6,405       17.94                357
  NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))         317,237                   (101)     317,338       12.26             25,884
  Scudder VIT EAFE Equity Index
   (GrandMaster flex3(TM))                                 97,707                    (30)      97,737       12.40              7,882
  Scudder VIT EAFE Equity Index (Grandmaster(TM))         126,981                    (31)     127,012       11.69             10,865
  Scudder VIT EAFE Equity Index (IQ3(TM))                 440,857                    175      440,682       11.93             36,939
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))        218,030                     54      217,976       13.89             15,693
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))          629,710                    (98)     629,808       11.61             54,247
  Scudder VIT Equity 500 Index
   (GrandMaster flex3(TM))                                983,758                   (249)     984,007       11.78             83,532
  Scudder VIT Equity 500 Index (Grandmaster(TM))        4,144,520                    568    4,143,952       10.94            378,789
  Scudder VIT Equity 500 Index (IQ3(TM))                  420,304                   (105)     420,409       11.44             36,749
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))         813,180                    (42)     813,222       11.99             67,825
  Scudder VIT Small Cap Index (AnnuiChoice(TM))           190,787                     64      190,723       12.94             14,739
  Scudder VIT Small Cap Index
   (GrandMaster flex3(TM))                                211,726                     17      211,709       13.75             15,397
  Scudder VIT Small Cap Index (Grandmaster(TM))           231,051                     33      231,018       11.57             19,967
  Scudder VIT Small Cap Index (IQ3(TM))                    86,725                     32       86,693       12.68              6,837
  Scudder VIT Small Cap Index (Pinnacleplus(TM))          389,832                    (15)     389,847       13.35             29,202

SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                             Statement of Operations

                      For the Year Ended December 31, 2004

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*      $      2,070  $              139  $          1,931
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                         844                   9               835
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*            10,431                 996             9,435
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                143                   9               134
  Touchstone Aggressive ETF (Pinnacleplus(TM)) (November 22)*              178                  24               154
  Touchstone Balanced (AnnuiChoice(TM))                                  1,781               1,543               238
  Touchstone Balanced (GrandMaster flex3(TM))                            3,415               4,127              (712)
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                            26                   2                24
  Touchstone Balanced (IQ Annuity(TM))                                   2,637               4,216            (1,579)
  Touchstone Balanced (Pinnacleplus(TM))                                 2,496               1,701               795
  Touchstone Baron Small Cap (AnnuiChoice(TM))                               -               1,814            (1,814)
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                         -               2,730            (2,730)
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                      -                 512              (512)
  Touchstone Baron Small Cap (IQ Annuity(TM))                                -              12,455           (12,455)
  Touchstone Baron Small Cap (Pinnacleplus(TM))                              -               1,891            (1,891)
  Touchstone Conservative ETF (Grandmaster(TM)) (November 22)*              19                   1                18
  Touchstone Conservative ETF (IQ Annuity(TM)) (November 22)*              338                  17               321
  Touchstone Conservative ETF (Pinnacleplus(TM)) (November 22)*            431                  24               407
  Touchstone Core Bond (AnnuiChoice(TM))                                13,564               4,064             9,500
  Touchstone Core Bond (GrandMaster flex3(TM))                          20,171               7,254            12,917
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                        1,595                  64             1,531
  Touchstone Core Bond (IQ Annuity(TM))                                 20,124               7,214            12,910
  Touchstone Core Bond (Pinnacleplus(TM))                                4,956                 696             4,260
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                  361                 361                 -
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))            254                 335               (81)
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                 2,128               3,056              (928)
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                 418                 455               (37)
  Touchstone Emerging Growth (AnnuiChoice(TM))                          17,408               3,125            14,283
  Touchstone Emerging Growth (GrandMaster flex3(TM))                     4,721                 830             3,891
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*                  6,023                 555             5,468
  Touchstone Emerging Growth (IQ Annuity(TM))                           18,842               5,399            13,443

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*      $                  1   $            -   $            333
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                                   -                -               (938)
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*                        26                -              2,518
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                          -                -                (69)
  Touchstone Aggressive ETF (Pinnacleplus(TM)) (November 22)*                        -                -                 (7)
  Touchstone Balanced (AnnuiChoice(TM))                                          1,989           11,006             21,441
  Touchstone Balanced (GrandMaster flex3(TM))                                    4,768            8,539             30,414
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                                     -                -                 (8)
  Touchstone Balanced (IQ Annuity(TM))                                          20,919           25,949             34,562
  Touchstone Balanced (Pinnacleplus(TM))                                         1,484              865             10,470
  Touchstone Baron Small Cap (AnnuiChoice(TM))                                   4,430           27,282             81,095
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                             5,983            8,123             51,820
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                          2,385                -             13,936
  Touchstone Baron Small Cap (IQ Annuity(TM))                                   29,789          126,591            312,215
  Touchstone Baron Small Cap (Pinnacleplus(TM))                                    335              410             31,961
  Touchstone Conservative ETF (Grandmaster(TM)) (November 22)*                       -                -                 (8)
  Touchstone Conservative ETF (IQ Annuity(TM)) (November 22)*                        -                -               (238)
  Touchstone Conservative ETF (Pinnacleplus(TM)) (November 22)*                      -                -               (248)
  Touchstone Core Bond (AnnuiChoice(TM))                                           653           (8,895)           (10,169)
  Touchstone Core Bond (GrandMaster flex3(TM))                                  (1,859)          (7,337)           (10,017)
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                                    -                -             (1,443)
  Touchstone Core Bond (IQ Annuity(TM))                                         (1,548)         (13,434)           (16,086)
  Touchstone Core Bond (Pinnacleplus(TM))                                          (10)            (450)            (3,486)
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                          (47)           5,297             10,163
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))                    106            1,338              4,272
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                         4,378           38,677             62,333
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                         206            2,096              7,014
  Touchstone Emerging Growth (AnnuiChoice(TM))                                  50,366           52,009             22,763
  Touchstone Emerging Growth (GrandMaster flex3(TM))                               208            2,497              8,445
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*                              1                -              9,290
  Touchstone Emerging Growth (IQ Annuity(TM))                                   37,092           47,151             30,543

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*    $                   333   $            334   $               2,265
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                                 (938)              (938)                   (103)
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*                      2,518              2,544                  11,979
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                         (69)               (69)                     65
  Touchstone Aggressive ETF (Pinnacleplus(TM)) (November 22)*                        (7)                (7)                    147
  Touchstone Balanced (AnnuiChoice(TM))                                          10,435             12,424                  12,662
  Touchstone Balanced (GrandMaster flex3(TM))                                    21,875             26,643                  25,931
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                                     (8)                (8)                     16
  Touchstone Balanced (IQ Annuity(TM))                                            8,613             29,532                  27,953
  Touchstone Balanced (Pinnacleplus(TM))                                          9,605             11,089                  11,884
  Touchstone Baron Small Cap (AnnuiChoice(TM))                                   53,813             58,243                  56,429
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                             43,697             49,680                  46,950
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                          13,936             16,321                  15,809
  Touchstone Baron Small Cap (IQ Annuity(TM))                                   185,624            215,413                 202,958
  Touchstone Baron Small Cap (Pinnacleplus(TM))                                  31,551             31,886                  29,995
  Touchstone Conservative ETF (Grandmaster(TM)) (November 22)*                       (8)                (8)                     10
  Touchstone Conservative ETF (IQ Annuity(TM)) (November 22)*                      (238)              (238)                     83
  Touchstone Conservative ETF (Pinnacleplus(TM)) (November 22)*                    (248)              (248)                    159
  Touchstone Core Bond (AnnuiChoice(TM))                                         (1,274)              (621)                  8,879
  Touchstone Core Bond (GrandMaster flex3(TM))                                   (2,680)            (4,539)                  8,378
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                                (1,443)            (1,443)                     88
  Touchstone Core Bond (IQ Annuity(TM))                                          (2,652)            (4,200)                  8,710
  Touchstone Core Bond (Pinnacleplus(TM))                                        (3,036)            (3,046)                  1,214
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                         4,866              4,819                   4,819
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))                   2,934              3,040                   2,959
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                         23,656             28,034                  27,106
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                        4,918              5,124                   5,087
  Touchstone Emerging Growth (AnnuiChoice(TM))                                  (29,246)            21,120                  35,403
  Touchstone Emerging Growth (GrandMaster flex3(TM))                              5,948              6,156                  10,047
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*                           9,290              9,291                  14,759
  Touchstone Emerging Growth (IQ Annuity(TM))                                   (16,608)            20,484                  33,927

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Pinnacleplus(TM))                   $     11,380  $            2,610  $          8,770
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                        150                 607              (457)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                1,058                 515               543
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*               512                  47               465
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                          12                 361              (349)
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                       793                 474               319
  Touchstone Enhanced ETF (GrandMaster flex3(TM)) (November 22)*            10                   2                 8
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                 869                 142               727
  Touchstone Enhanced ETF (Pinnacleplus(TM)) (November 22)*                 60                  13                47
  Touchstone Growth & Income (AnnuiChoice(TM))                           1,617                 900               717
  Touchstone Growth & Income (GrandMaster flex3(TM))                     2,264               1,900               364
  Touchstone Growth & Income (IQ Annuity(TM))                            4,769               3,969               800
  Touchstone Growth & Income (Pinnacleplus(TM))                          1,392                 813               579
  Touchstone High Yield (AnnuiChoice(TM))                               17,689               2,529            15,160
  Touchstone High Yield (GrandMaster flex3(TM))                         34,900               6,509            28,391
  Touchstone High Yield (Grandmaster(TM))                               24,449                 800            23,649
  Touchstone High Yield (IQ Annuity(TM))                                26,008               5,772            20,236
  Touchstone High Yield (Pinnacleplus(TM))                              22,987               2,266            20,721
  Touchstone Moderate ETF  (AnnuiChoice(TM)) (November 22)*                 43                   5                38
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*         1,715                 108             1,607
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                 707                 100               607
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                2,763                 393             2,370
  Touchstone Moderate ETF (Pinnacleplus(TM)) (November 22)*              2,039                 473             1,566
  Touchstone Money Market (AnnuiChoice(TM))                              5,917               4,496             1,421
  Touchstone Third Avenue Value (AnnuiChoice(TM))                        2,108               9,676            (7,568)
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                  1,600               5,699            (4,099)
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 1)*                 675                 991              (316)
  Touchstone Third Avenue Value (IQ Annuity(TM))                         5,607              31,290           (25,683)
  Touchstone Third Avenue Value (Pinnacleplus(TM))                       1,650               5,847            (4,197)
  Touchstone Value Plus (AnnuiChoice(TM))                                1,561               2,017              (456)
  Touchstone Value Plus (GrandMaster flex3(TM))                            759               1,448              (689)
  Touchstone Value Plus (Grandmaster(TM)) (May 1)*                         314                 186               128

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Pinnacleplus(TM))                   $                337   $        1,527   $          8,219
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                             13,531           13,102                233
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                          755              691              1,824
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*                        10                -                568
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                               3,484            3,990                 37
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                               (31)               -                765
  Touchstone Enhanced ETF (GrandMaster flex3(TM)) (November 22)*                     -                -                 38
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                           2                -              3,388
  Touchstone Enhanced ETF (Pinnacleplus(TM)) (November 22)*                          -                -                218
  Touchstone Growth & Income (AnnuiChoice(TM))                                     894            4,976             11,235
  Touchstone Growth & Income (GrandMaster flex3(TM))                               382            2,138             11,420
  Touchstone Growth & Income (IQ Annuity(TM))                                   16,772           31,333             29,091
  Touchstone Growth & Income (Pinnacleplus(TM))                                    333              471              5,020
  Touchstone High Yield (AnnuiChoice(TM))                                        9,116           (1,456)            (5,876)
  Touchstone High Yield (GrandMaster flex3(TM))                                 11,886              (31)           (10,356)
  Touchstone High Yield (Grandmaster(TM))                                        2,632                             (21,022)
  Touchstone High Yield (IQ Annuity(TM))                                        (9,471)         (21,638)            (3,170)
  Touchstone High Yield (Pinnacleplus(TM))                                        (337)            (563)           (11,245)
  Touchstone Moderate ETF  (AnnuiChoice(TM)) (November 22)*                          -                -                 78
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*                     -                -               (525)
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                           -                -              1,204
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                            4                -                721
  Touchstone Moderate ETF (Pinnacleplus(TM)) (November 22)*                          5                -              3,681
  Touchstone Money Market (AnnuiChoice(TM))                                          -                -                  -
  Touchstone Third Avenue Value (AnnuiChoice(TM))                               49,840          198,460            373,289
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                         10,516           26,816            116,195
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 1)*                       2,167                -             31,195
  Touchstone Third Avenue Value (IQ Annuity(TM))                                38,207          356,239            819,928
  Touchstone Third Avenue Value (Pinnacleplus(TM))                               2,277              313             98,837
  Touchstone Value Plus (AnnuiChoice(TM))                                        2,605           38,231             54,194
  Touchstone Value Plus (GrandMaster flex3(TM))                                 14,948           14,959              8,977
  Touchstone Value Plus (Grandmaster(TM)) (May 1)*                                  26                -              3,448

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Pinnacleplus(TM))                 $                 6,692   $          7,029   $              15,799
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                             (12,869)               662                     205
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                         1,133              1,888                   2,431
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*                        568                578                   1,043
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                               (3,953)              (469)                   (818)
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                                765                734                   1,053
  Touchstone Enhanced ETF (GrandMaster flex3(TM)) (November 22)*                     38                 38                      46
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                        3,388              3,390                   4,117
  Touchstone Enhanced ETF (Pinnacleplus(TM)) (November 22)*                         218                218                     265
  Touchstone Growth & Income (AnnuiChoice(TM))                                    6,259              7,153                   7,870
  Touchstone Growth & Income (GrandMaster flex3(TM))                              9,282              9,664                  10,028
  Touchstone Growth & Income (IQ Annuity(TM))                                    (2,242)            14,530                  15,330
  Touchstone Growth & Income (Pinnacleplus(TM))                                   4,549              4,882                   5,461
  Touchstone High Yield (AnnuiChoice(TM))                                        (4,420)             4,696                  19,856
  Touchstone High Yield (GrandMaster flex3(TM))                                 (10,325)             1,561                  29,952
  Touchstone High Yield (Grandmaster(TM))                                       (21,022)           (18,390)                  5,259
  Touchstone High Yield (IQ Annuity(TM))                                         18,468              8,997                  29,233
  Touchstone High Yield (Pinnacleplus(TM))                                      (10,682)           (11,019)                  9,702
  Touchstone Moderate ETF  (AnnuiChoice(TM)) (November 22)*                          78                 78                     116
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*                   (525)              (525)                  1,082
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                        1,204              1,204                   1,811
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                           721                725                   3,095
  Touchstone Moderate ETF (Pinnacleplus(TM)) (November 22)*                       3,681              3,686                   5,252
  Touchstone Money Market (AnnuiChoice(TM))                                           -                  -                   1,421
  Touchstone Third Avenue Value (AnnuiChoice(TM))                               174,829            224,669                 217,101
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                          89,379             99,895                  95,796
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 1)*                       31,195             33,362                  33,046
  Touchstone Third Avenue Value (IQ Annuity(TM))                                463,689            501,896                 476,213
  Touchstone Third Avenue Value (Pinnacleplus(TM))                               98,524            100,801                  96,604
  Touchstone Value Plus (AnnuiChoice(TM))                                        15,963             18,568                  18,112
  Touchstone Value Plus (GrandMaster flex3(TM))                                  (5,982)             8,966                   8,277
  Touchstone Value Plus (Grandmaster(TM)) (May 1)*                                3,448              3,474                   3,602

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))                          $      1,623  $            3,215  $         (1,592)
  Touchstone Value Plus (Pinnacleplus(TM))                               1,401               1,945              (544)
  JP Morgan Bond (AnnuiChoice(TM))                                      37,448               6,560            30,888
  JP Morgan Bond (GrandMaster flex3(TM))                                18,546               5,871            12,675
  JP Morgan Bond (Grandmaster(TM)) (May 1)*                                  -                 150              (150)
  JP Morgan Bond (IQ3(TM))                                               8,454               2,531             5,923
  JP Morgan Bond (Pinnacleplus(TM))                                      7,199               3,121             4,078
  JP Morgan International Equity (AnnuiChoice(TM))                         346                 914              (568)
  JP Morgan International Equity (GrandMaster flex3(TM))                   314                 974              (660)
  JP Morgan International Equity (Grandmaster(TM)) (May 1)*                  -               1,743            (1,743)
  JP Morgan International Equity (IQ3(TM))                                  78                 604              (526)
  JP Morgan International Equity (Pinnacleplus(TM))                         82                 284              (202)
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                                 73                 608              (535)
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                          588               1,410              (822)
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 1)*                         -                  53               (53)
  JP Morgan Mid Cap Value (IQ3(TM))                                        219                 743              (524)
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                             1,699               3,751            (2,052)
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                          819                 975              (156)
  Fidelity VIP Equity-Income (Grandmaster(TM))                         576,275             401,076           175,199
  Fidelity VIP Growth (Grandmaster(TM))                                 59,214             287,504          (228,290)
  Fidelity VIP High Income (Grandmaster(TM))                           891,360             128,742           762,618
  Fidelity VIP II Asset Manager (Grandmaster(TM))                      298,224             170,470           127,754
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)*                                                            68,186              14,249            53,937
  Fidelity VIP II Contrafund (Grandmaster(TM))                          90,222             349,645          (259,423)
  Fidelity VIP II Index 500 (Grandmaster(TM))                          229,726             216,815            12,911
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))              601,808              91,430           510,378
  Fidelity VIP III Balanced (Grandmaster(TM))                           82,262              53,168            29,094
  Fidelity VIP III Growth & Income (Grandmaster(TM))                    68,552              98,171           (29,619)
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))               13,532              32,341           (18,809)
  Fidelity VIP Overseas (Grandmaster(TM))                               70,723              80,583            (9,860)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))                          $             17,797   $       46,364   $         47,668
  Touchstone Value Plus (Pinnacleplus(TM))                                         266              478             12,601
  JP Morgan Bond (AnnuiChoice(TM))                                             (12,043)          (6,609)            (6,727)
  JP Morgan Bond (GrandMaster flex3(TM))                                        (4,084)           5,141              7,074
  JP Morgan Bond (Grandmaster(TM)) (May 1)*                                          2                -                491
  JP Morgan Bond (IQ3(TM))                                                        (859)           2,044              1,813
  JP Morgan Bond (Pinnacleplus(TM))                                               (699)           1,036              4,944
  JP Morgan International Equity (AnnuiChoice(TM))                                 881            5,956             30,517
  JP Morgan International Equity (GrandMaster flex3(TM))                           250           12,817             24,343
  JP Morgan International Equity (Grandmaster(TM)) (May 1)*                        120                -             59,332
  JP Morgan International Equity (IQ3(TM))                                      12,883           11,304              7,513
  JP Morgan International Equity (Pinnacleplus(TM))                                 22              195              4,013
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                                        323            1,195             16,135
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                                  679           12,486             31,272
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 1)*                                94                -              1,218
  JP Morgan Mid Cap Value (IQ3(TM))                                              5,974            4,686             10,646
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                                       594            2,223             46,786
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                                    -                -                  -
  Fidelity VIP Equity-Income (Grandmaster(TM))                                 260,013        1,345,209          3,692,964
  Fidelity VIP Growth (Grandmaster(TM))                                     (4,723,138)      (7,485,595)        (2,294,188)
  Fidelity VIP High Income (Grandmaster(TM))                                   536,347        1,775,530          1,131,709
  Fidelity VIP II Asset Manager (Grandmaster(TM))                             (398,205)      (1,174,831)          (373,991)
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)*                                                                  (541,288)        (478,063)                 -
  Fidelity VIP II Contrafund (Grandmaster(TM))                                 887,514        3,891,087          6,559,335
  Fidelity VIP II Index 500 (Grandmaster(TM))                                1,318,254        3,207,578          3,063,020
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                     (177,380)         265,471             73,401
  Fidelity VIP III Balanced (Grandmaster(TM))                                  (21,593)         171,319            313,571
  Fidelity VIP III Growth & Income (Grandmaster(TM))                           128,152          747,882            875,864
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))                      (21,520)         170,442            327,476
  Fidelity VIP Overseas (Grandmaster(TM))                                      181,555          840,970          1,299,257

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))                        $                 1,304   $         19,101   $              17,509
  Touchstone Value Plus (Pinnacleplus(TM))                                       12,123             12,389                  11,845
  JP Morgan Bond (AnnuiChoice(TM))                                                 (118)           (12,161)                 18,727
  JP Morgan Bond (GrandMaster flex3(TM))                                          1,933             (2,151)                 10,524
  JP Morgan Bond (Grandmaster(TM)) (May 1)*                                         491                493                     343
  JP Morgan Bond (IQ3(TM))                                                         (231)            (1,090)                  4,833
  JP Morgan Bond (Pinnacleplus(TM))                                               3,908              3,209                   7,287
  JP Morgan International Equity (AnnuiChoice(TM))                               24,561             25,442                  24,874
  JP Morgan International Equity (GrandMaster flex3(TM))                         11,526             11,776                  11,116
  JP Morgan International Equity (Grandmaster(TM)) (May 1)*                      59,332             59,452                  57,709
  JP Morgan International Equity (IQ3(TM))                                       (3,791)             9,092                   8,566
  JP Morgan International Equity (Pinnacleplus(TM))                               3,818              3,840                   3,638
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                                      14,940             15,263                  14,728
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                                18,786             19,465                  18,643
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 1)*                              1,218              1,312                   1,259
  JP Morgan Mid Cap Value (IQ3(TM))                                               5,960             11,934                  11,410
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                                     44,563             45,157                  43,105
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                                     -                  -                    (156)
  Fidelity VIP Equity-Income (Grandmaster(TM))                                2,347,755          2,607,768               2,782,967
  Fidelity VIP Growth (Grandmaster(TM))                                       5,191,407            468,269                 239,979
  Fidelity VIP High Income (Grandmaster(TM))                                   (643,821)          (107,474)                655,144
  Fidelity VIP II Asset Manager (Grandmaster(TM))                               800,840            402,635                 530,389
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)*                                                                    478,063            (63,225)                 (9,288)
  Fidelity VIP II Contrafund (Grandmaster(TM))                                2,668,248          3,555,762               3,296,339
  Fidelity VIP II Index 500 (Grandmaster(TM))                                  (144,558)         1,173,696               1,186,607
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                      (192,070)          (369,450)                140,928
  Fidelity VIP III Balanced (Grandmaster(TM))                                   142,252            120,659                 149,753
  Fidelity VIP III Growth & Income (Grandmaster(TM))                            127,982            256,134                 226,515
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))                       157,034            135,514                 116,705
  Fidelity VIP Overseas (Grandmaster(TM))                                       458,287            639,842                 629,982

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                       $     26,487  $           25,835  $            652
  Touchstone Money Market (GrandMaster flex3(TM))                       19,873              27,146            (7,273)
  Touchstone Money Market (Grandmaster(TM))                            116,489             124,063            (7,574)
  Touchstone Money Market (IQ Annuity(TM))                                 881                 976               (95)
  Fidelity VIP III Mid Cap (Grandmaster(TM))                                 -              62,569           (62,569)
  MFS Capital Opportunities (AnnuiChoice(TM))                              186               1,091              (905)
  MFS Capital Opportunities (GrandMaster flex3(TM))                          -               1,091            (1,091)
  MFS Capital Opportunities (Grandmaster(TM))                              223               1,636            (1,413)
  MFS Capital Opportunities (IQ Annuity(TM))                               404               3,855            (3,451)
  MFS Capital Opportunities (Pinnacleplus(TM))                               5                 575              (570)
  MFS Emerging Growth (AnnuiChoice(TM))                                      -                  87               (87)
  MFS Emerging Growth (GrandMaster flex3(TM))                                -                 458              (458)
  MFS Emerging Growth (Grandmaster(TM))                                      -                 659              (659)
  MFS Emerging Growth (IQ Annuity(TM))                                       -               6,722            (6,722)
  MFS Emerging Growth (Pinnacleplus(TM))                                     -                  79               (79)
  MFS Investors Growth Stock (AnnuiChoice(TM))                               -                 499              (499)
  MFS Investors Growth Stock (GrandMaster flex3(TM))                         -                 653              (653)
  MFS Investors Growth Stock (Grandmaster(TM))                               -                 278              (278)
  MFS Investors Growth Stock (IQ Annuity(TM))                                -                 763              (763)
  MFS Investors Growth Stock (Pinnacleplus(TM))                              -               1,101            (1,101)
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                           76                  63                13
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                    297                 356               (59)
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                          204                 335              (131)
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                           494                 594              (100)
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                         184                 209               (25)
  MFS Mid Cap Growth (AnnuiChoice(TM))                                       -               2,700            (2,700)
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                 -               1,103            (1,103)
  MFS Mid Cap Growth (Grandmaster(TM))                                       -              16,175           (16,175)
  MFS Mid Cap Growth (IQ Annuity(TM))                                        -               2,285            (2,285)
  MFS Mid Cap Growth (Pinnacleplus(TM))                                      -               1,213            (1,213)
  MFS New Discovery (AnnuiChoice(TM))                                        -               1,505            (1,505)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                       $                  -   $            -  $               -
  Touchstone Money Market (GrandMaster flex3(TM))                                    -                -                  -
  Touchstone Money Market (Grandmaster(TM))                                          -                -                  -
  Touchstone Money Market (IQ Annuity(TM))                                           -                3                  3
  Fidelity VIP III Mid Cap (Grandmaster(TM))                                   314,496          564,226          1,265,526
  MFS Capital Opportunities (AnnuiChoice(TM))                                   (1,426)           2,759             17,523
  MFS Capital Opportunities (GrandMaster flex3(TM))                                542                -             14,392
  MFS Capital Opportunities (Grandmaster(TM))                                    9,316            5,670              7,777
  MFS Capital Opportunities (IQ Annuity(TM))                                     4,809           31,839             61,971
  MFS Capital Opportunities (Pinnacleplus(TM))                                      30               19              6,709
  MFS Emerging Growth (AnnuiChoice(TM))                                             28               98              2,378
  MFS Emerging Growth (GrandMaster flex3(TM))                                    5,369            4,235              1,152
  MFS Emerging Growth (Grandmaster(TM))                                          2,650            3,708              7,599
  MFS Emerging Growth (IQ Annuity(TM))                                          61,562          108,431             99,770
  MFS Emerging Growth (Pinnacleplus(TM))                                          (400)              62              1,197
  MFS Investors Growth Stock (AnnuiChoice(TM))                                     161            2,220              8,667
  MFS Investors Growth Stock (GrandMaster flex3(TM))                             1,579            5,841              8,290
  MFS Investors Growth Stock (Grandmaster(TM))                                     827              616              1,612
  MFS Investors Growth Stock (IQ Annuity(TM))                                      152            4,651             10,250
  MFS Investors Growth Stock (Pinnacleplus(TM))                                     72            1,240              6,985
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                                2,554            2,980                  -
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                          2,318            4,409                  -
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                               14,025           15,060                  -
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                                 1,992            4,727                  -
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                                 185            1,379                  -
  MFS Mid Cap Growth (AnnuiChoice(TM))                                          21,733           21,326             24,983
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                    10,538            9,394              7,477
  MFS Mid Cap Growth (Grandmaster(TM))                                          21,702           25,406            167,397
  MFS Mid Cap Growth (IQ Annuity(TM))                                           30,075           23,760             18,526
  MFS Mid Cap Growth (Pinnacleplus(TM))                                            139                -              8,000
  MFS New Discovery (AnnuiChoice(TM))                                              137           12,144             22,928

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                     $                     -   $              -   $                 652
  Touchstone Money Market (GrandMaster flex3(TM))                                     -                  -                  (7,273)
  Touchstone Money Market (Grandmaster(TM))                                           -                  -                  (7,574)
  Touchstone Money Market (IQ Annuity(TM))                                            -                  -                     (95)
  Fidelity VIP III Mid Cap (Grandmaster(TM))                                    701,300          1,015,796                 953,227
  MFS Capital Opportunities (AnnuiChoice(TM))                                    14,764             13,338                  12,433
  MFS Capital Opportunities (GrandMaster flex3(TM))                              14,392             14,934                  13,843
  MFS Capital Opportunities (Grandmaster(TM))                                     2,107             11,423                  10,010
  MFS Capital Opportunities (IQ Annuity(TM))                                     30,132             34,941                  31,490
  MFS Capital Opportunities (Pinnacleplus(TM))                                    6,690              6,720                   6,150
  MFS Emerging Growth (AnnuiChoice(TM))                                           2,280              2,308                   2,221
  MFS Emerging Growth (GrandMaster flex3(TM))                                    (3,083)             2,286                   1,828
  MFS Emerging Growth (Grandmaster(TM))                                           3,891              6,541                   5,882
  MFS Emerging Growth (IQ Annuity(TM))                                           (8,661)            52,901                  46,179
  MFS Emerging Growth (Pinnacleplus(TM))                                          1,135                735                     656
  MFS Investors Growth Stock (AnnuiChoice(TM))                                    6,447              6,608                   6,109
  MFS Investors Growth Stock (GrandMaster flex3(TM))                              2,449              4,028                   3,375
  MFS Investors Growth Stock (Grandmaster(TM))                                      996              1,823                   1,545
  MFS Investors Growth Stock (IQ Annuity(TM))                                     5,599              5,751                   4,988
  MFS Investors Growth Stock (Pinnacleplus(TM))                                   5,745              5,817                   4,716
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                                (2,980)              (426)                   (413)
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                          (4,409)            (2,091)                 (2,150)
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                               (15,060)            (1,035)                 (1,166)
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                                 (4,727)            (2,735)                 (2,835)
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                               (1,379)            (1,194)                 (1,219)
  MFS Mid Cap Growth (AnnuiChoice(TM))                                            3,657             25,390                  22,690
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                     (1,917)             8,621                   7,518
  MFS Mid Cap Growth (Grandmaster(TM))                                          141,991            163,693                 147,518
  MFS Mid Cap Growth (IQ Annuity(TM))                                            (5,234)            24,841                  22,556
  MFS Mid Cap Growth (Pinnacleplus(TM))                                           8,000              8,139                   6,926
  MFS New Discovery (AnnuiChoice(TM))                                            10,784             10,921                   9,416

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3(TM))                       $          -  $              817  $           (817)
  MFS New Discovery (Grandmaster(TM))                                        -               4,875            (4,875)
  MFS New Discovery (IQ Annuity(TM))                                         -               2,074            (2,074)
  MFS New Discovery (Pinnacleplus(TM))                                       -                 113              (113)
  MFS Research (AnnuiChoice(TM)) (May 7)**                                 497                 195               302
  MFS Research (Grandmaster(TM)) (May 7)**                                 136                  72                64
  MFS Research (IQ3(TM)) (May 7)**                                         184                  52               132
  MFS Total Return (AnnuiChoice(TM))                                    12,811               8,735             4,076
  MFS Total Return (GrandMaster flex3(TM))                               2,705               3,057              (352)
  MFS Total Return (Grandmaster(TM))                                    28,096              24,808             3,288
  MFS Total Return (IQ Annuity(TM))                                     17,787              17,634               153
  MFS Total Return (Pinnacleplus(TM))                                    6,521               7,487              (966)
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                              38,624              52,876           (14,252)
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                  -                  81               (81)
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                           5,727               3,531             2,196
  Fidelity VIP Asset Manager (GrandMaster flex3(TM)) (May 1)*                -                 636              (636)
  Fidelity VIP Asset Manager (IQ3(TM))                                   8,822               6,914             1,908
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                          1,123                 849               274
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**           346                  92               254
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**         4,251                 708             3,543
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**          3,833                 945             2,888
  Fidelity VIP Balanced (AnnuiChoice(TM))                                4,735               2,809             1,926
  Fidelity VIP Balanced (GrandMaster flex3(TM))                            538               2,145            (1,607)
  Fidelity VIP Balanced (IQ3(TM))                                       10,607               9,028             1,579
  Fidelity VIP Balanced (Pinnacleplus(TM))                                 639                 998              (359)
  Fidelity VIP Contrafund (AnnuiChoice(TM))                              1,335               7,217            (5,882)
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                          505               6,274            (5,769)
  Fidelity VIP Contrafund (IQ3(TM))                                      3,496              26,178           (22,682)
  Fidelity VIP Contrafund (Pinnacleplus(TM))                               228               7,250            (7,022)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                -                 309              (309)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3(TM))                       $                (69)  $            -  $          11,858
  MFS New Discovery (Grandmaster(TM))                                           41,855           69,034             35,996
  MFS New Discovery (IQ Annuity(TM))                                            26,342           32,805             16,113
  MFS New Discovery (Pinnacleplus(TM))                                            (156)              21                203
  MFS Research (AnnuiChoice(TM)) (May 7)**                                       6,218            6,250                  -
  MFS Research (Grandmaster(TM)) (May 7)**                                       2,614            2,605                  -
  MFS Research (IQ3(TM)) (May 7)**                                                (992)              59                  -
  MFS Total Return (AnnuiChoice(TM))                                            52,067           87,121            113,884
  MFS Total Return (GrandMaster flex3(TM))                                       2,330            9,361             27,907
  MFS Total Return (Grandmaster(TM))                                            41,186          213,291            335,511
  MFS Total Return (IQ Annuity(TM))                                             10,175          121,904            226,039
  MFS Total Return (Pinnacleplus(TM))                                            3,777           10,236             51,075
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                                           -                -                  -
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                      2,148              298                  -
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                                   1,062           20,846             35,988
  Fidelity VIP Asset Manager (GrandMaster flex3(TM)) (May 1)*                        8                -              3,758
  Fidelity VIP Asset Manager (IQ3(TM))                                          (1,576)          26,826             46,475
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                                    908            2,162              2,648
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**                   149              662                  -
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**                32,471           37,071                  -
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**                  4,562            8,965                  -
  Fidelity VIP Balanced (AnnuiChoice(TM))                                        3,686           20,044             25,765
  Fidelity VIP Balanced (GrandMaster flex3(TM))                                    571              815             12,074
  Fidelity VIP Balanced (IQ3(TM))                                                8,295           74,731             87,542
  Fidelity VIP Balanced (Pinnacleplus(TM))                                        (436)             418              4,028
  Fidelity VIP Contrafund (AnnuiChoice(TM))                                     12,125          114,403            218,657
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                               33,761           22,502             67,067
  Fidelity VIP Contrafund (IQ3(TM))                                             68,447          282,596            472,916
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                     1,668            1,389             73,055
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                       86            4,712              5,015

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3(TM))                     $                11,858   $         11,789   $              10,972
  MFS New Discovery (Grandmaster(TM))                                           (33,038)             8,817                   3,942
  MFS New Discovery (IQ Annuity(TM))                                            (16,692)             9,650                   7,576
  MFS New Discovery (Pinnacleplus(TM))                                              182                 26                     (87)
  MFS Research (AnnuiChoice(TM)) (May 7)**                                       (6,250)               (32)                    270
  MFS Research (Grandmaster(TM)) (May 7)**                                       (2,605)                 9                      73
  MFS Research (IQ3(TM)) (May 7)**                                                  (59)            (1,051)                   (919)
  MFS Total Return (AnnuiChoice(TM))                                             26,763             78,830                  82,906
  MFS Total Return (GrandMaster flex3(TM))                                       18,546             20,876                  20,524
  MFS Total Return (Grandmaster(TM))                                            122,220            163,406                 166,694
  MFS Total Return (IQ Annuity(TM))                                             104,135            114,310                 114,463
  MFS Total Return (Pinnacleplus(TM))                                            40,839             44,616                  43,650
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                                            -                  -                 (14,252)
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                        (298)             1,850                   1,769
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                                   15,142             16,204                  18,400
  Fidelity VIP Asset Manager (GrandMaster flex3(TM)) (May 1)*                     3,758              3,766                   3,130
  Fidelity VIP Asset Manager (IQ3(TM))                                           19,649             18,073                  19,981
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                                     486              1,394                   1,668
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**                   (662)              (513)                   (259)
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**                (37,071)            (4,600)                 (1,057)
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**                  (8,965)            (4,403)                 (1,515)
  Fidelity VIP Balanced (AnnuiChoice(TM))                                         5,721              9,407                  11,333
  Fidelity VIP Balanced (GrandMaster flex3(TM))                                  11,259             11,830                  10,223
  Fidelity VIP Balanced (IQ3(TM))                                                12,811             21,106                  22,685
  Fidelity VIP Balanced (Pinnacleplus(TM))                                        3,610              3,174                   2,815
  Fidelity VIP Contrafund (AnnuiChoice(TM))                                     104,254            116,379                 110,497
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                                44,565             78,326                  72,557
  Fidelity VIP Contrafund (IQ3(TM))                                             190,320            258,767                 236,085
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                     71,666             73,334                  66,312
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                       303                389                      80

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
    flex3(TM))(May 1)*                                            $          -  $               79  $            (79)
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                 -                  89               (89)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                 -               3,724            (3,724)
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                          13,802               7,770             6,032
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                     1,795               4,019            (2,224)
  Fidelity VIP Equity-Income (IQ3(TM))                                  22,435              17,556             4,879
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                          3,503               9,656            (6,153)
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                         1,130               1,991              (861)
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                     259               1,570            (1,311)
  Fidelity VIP Growth & Income (IQ3(TM))                                 4,326               7,054            (2,728)
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                          531               1,239              (708)
  Fidelity VIP Growth (AnnuiChoice(TM))                                    658               5,731            (5,073)
  Fidelity VIP Growth (GrandMaster flex3(TM))                               42               6,730            (6,688)
  Fidelity VIP Growth (IQ3(TM))                                            823              15,103           (14,280)
  Fidelity VIP Growth (Pinnacleplus(TM))                                    17               1,673            (1,656)
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                      209                 607              (398)
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                 29                 500              (471)
  Fidelity VIP Growth Opportunities (IQ3(TM))                               76                 360              (284)
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                      55                 898              (843)
  Fidelity VIP High Income (AnnuiChoice(TM))                            37,659               4,041            33,618
  Fidelity VIP High Income (GrandMaster flex3(TM))                     113,573              14,696            98,877
  Fidelity VIP High Income (IQ3(TM))                                    66,115              11,746            54,369
  Fidelity VIP High Income (Pinnacleplus(TM))                            2,257               2,613              (356)
  Fidelity VIP Index 500 (AnnuiChoice(TM))                               8,772               7,122             1,650
  Fidelity VIP Index 500 (IQ3(TM))                                      12,809              14,306            (1,497)
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                672               1,373              (701)
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                  41,112               6,445            34,667
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 1)*                                                                 -               1,024            (1,024)
  Fidelity VIP Investment Grade Bond (IQ3(TM))                          77,952              16,854            61,098
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                  3,605               1,089             2,516
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                     -               5,990            (5,990)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
    flex3(TM))(May 1)*                                            $                  6   $            -  $           2,780
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                         3                -              2,549
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                    14,439           40,452             29,463
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                                   8,652          136,167            195,079
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                            13,020           11,882             35,842
  Fidelity VIP Equity-Income (IQ3(TM))                                           9,138          122,840            217,254
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                                  7,696            9,540             69,109
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                                 5,404            8,665             16,344
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                           8,378            2,060              1,985
  Fidelity VIP Growth & Income (IQ3(TM))                                         7,475           45,984             51,191
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                                  444            1,989              5,710
  Fidelity VIP Growth (AnnuiChoice(TM))                                         79,143           88,806             24,905
  Fidelity VIP Growth (GrandMaster flex3(TM))                                   (2,481)           2,610             23,440
  Fidelity VIP Growth (IQ3(TM))                                                  9,400           65,964             32,611
  Fidelity VIP Growth (Pinnacleplus(TM))                                        (1,448)              65             11,331
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                              455           11,539             14,835
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                         83              962              7,542
  Fidelity VIP Growth Opportunities (IQ3(TM))                                    2,036            3,090              1,957
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                             322              607              2,908
  Fidelity VIP High Income (AnnuiChoice(TM))                                    (3,670)          28,225             23,516
  Fidelity VIP High Income (GrandMaster flex3(TM))                            (140,973)           7,460             47,617
  Fidelity VIP High Income (IQ3(TM))                                           (26,529)          16,658             41,467
  Fidelity VIP High Income (Pinnacleplus(TM))                                      590            1,935             14,381
  Fidelity VIP Index 500 (AnnuiChoice(TM))                                      29,719           60,088             73,975
  Fidelity VIP Index 500 (IQ3(TM))                                             129,370          164,566             89,068
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                       (632)               -              6,569
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                           7,080           19,443             (2,706)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 1)*                                                                       839                -              3,901
  Fidelity VIP Investment Grade Bond (IQ3(TM))                                     506           18,997            (10,649)
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                           (703)             318                236
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                       102,508          108,192            143,493

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
    flex3(TM))(May 1)*                                          $                 2,780   $          2,786   $               2,707
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                      2,549              2,552                   2,463
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                    (10,989)             3,450                    (274)
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                                   58,912             67,564                  73,596
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                             23,960             36,980                  34,756
  Fidelity VIP Equity-Income (IQ3(TM))                                           94,414            103,552                 108,431
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                                  59,569             67,265                  61,112
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                                  7,679             13,083                  12,222
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                              (75)             8,303                   6,992
  Fidelity VIP Growth & Income (IQ3(TM))                                          5,207             12,682                   9,954
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                                 3,721              4,165                   3,457
  Fidelity VIP Growth (AnnuiChoice(TM))                                         (63,901)            15,242                  10,169
  Fidelity VIP Growth (GrandMaster flex3(TM))                                    20,830             18,349                  11,661
  Fidelity VIP Growth (IQ3(TM))                                                 (33,353)           (23,953)                (38,233)
  Fidelity VIP Growth (Pinnacleplus(TM))                                         11,266              9,818                   8,162
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                             3,296              3,751                   3,353
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                       6,580              6,663                   6,192
  Fidelity VIP Growth Opportunities (IQ3(TM))                                    (1,133)               903                     619
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                            2,301              2,623                   1,780
  Fidelity VIP High Income (AnnuiChoice(TM))                                     (4,709)            (8,379)                 25,239
  Fidelity VIP High Income (GrandMaster flex3(TM))                               40,157           (100,816)                 (1,939)
  Fidelity VIP High Income (IQ3(TM))                                             24,809             (1,720)                 52,649
  Fidelity VIP High Income (Pinnacleplus(TM))                                    12,446             13,036                  12,680
  Fidelity VIP Index 500 (AnnuiChoice(TM))                                       13,887             43,606                  45,256
  Fidelity VIP Index 500 (IQ3(TM))                                              (75,498)            53,872                  52,375
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                       6,569              5,937                   5,236
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                          (22,149)           (15,069)                 19,598
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 1)*                                                                      3,901              4,740                   3,716
  Fidelity VIP Investment Grade Bond (IQ3(TM))                                  (29,646)           (29,140)                 31,958
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                             (82)              (785)                  1,731
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                         35,301            137,809                 131,819

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                    $          -  $            3,057  $         (3,057)
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                      -              19,574           (19,574)
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                    -               5,682            (5,682)
  Fidelity VIP Overseas (AnnuiChoice(TM))                                2,803               2,766                37
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 1)*                     -                  92               (92)
  Fidelity VIP Overseas (IQ3(TM))                                        1,413               1,405                 8
  Fidelity VIP Overseas (Pinnacleplus(TM))                                   -                 497              (497)
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                             -                 115              (115)
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                             -                 268              (268)
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                              -                  26               (26)
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                            -                  38               (38)
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**               -                 265              (265)
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                                -                  37               (37)
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**               -                 869              (869)
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**                -                 442              (442)
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**              -                  19               (19)
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                     -                  20               (20)
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**               -                  49               (49)
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                     -                 281              (281)
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                      -                 286              (286)
  Janus Aspen Mid Cap Growth (Pinnacleplus(TM)) (May 7)**                    -                   5                (5)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                   -                 191              (191)
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                   -                 304              (304)
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                    -               1,672            (1,672)
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                  -                  54               (54)
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                             5,408               7,597            (2,189)
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                 1,970                 177             1,793
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))           2,889                 445             2,444
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                         3,758                 788             2,970

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                    $             24,394   $       17,966   $         45,225
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                        104,985          296,117            488,423
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                       10,053            6,325             94,651
  Fidelity VIP Overseas (AnnuiChoice(TM))                                       42,065           64,952             43,774
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 1)*                             8                -              3,390
  Fidelity VIP Overseas (IQ3(TM))                                                8,984           10,708             12,825
  Fidelity VIP Overseas (Pinnacleplus(TM))                                         575              308              8,651
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                                (1,162)             (82)                 -
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                                 3,747            5,643                  -
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                                    699              864                  -
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                                 (103)             108                  -
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**                   8,651            8,116                  -
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                                      (26)             224                  -
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**                  27,046           28,197                  -
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**                    8,156            7,208                  -
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**                   (211)               -                  -
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                           849              734                  -
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**                   1,336            1,156                  -
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                         8,530            7,851                  -
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                          9,673            8,233                  -
  Janus Aspen Mid Cap Growth (Pinnacleplus(TM)) (May 7)**                          (21)               -                  -
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                       6,058            7,341                  -
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                       1,187            2,640                  -
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                       37,839           43,887                  -
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                     (1,044)             199                  -
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                                         -                1                  1
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                          (283)           1,027              1,458
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                     348              833              1,856
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                 3,098            5,580                220

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                  $                27,259   $         51,653   $              48,596
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                         192,306            297,291                 277,717
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                        88,326             98,379                  92,697
  Fidelity VIP Overseas (AnnuiChoice(TM))                                       (21,178)            20,887                  20,924
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 1)*                          3,390              3,398                   3,306
  Fidelity VIP Overseas (IQ3(TM))                                                 2,117             11,101                  11,109
  Fidelity VIP Overseas (Pinnacleplus(TM))                                        8,343              8,918                   8,421
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                                     82             (1,080)                 (1,195)
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                                 (5,643)            (1,896)                 (2,164)
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                                    (864)              (165)                   (191)
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                                  (108)              (211)                   (249)
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**                   (8,116)               535                     270
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                                      (224)              (250)                   (287)
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**                  (28,197)            (1,151)                 (2,020)
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**                    (7,208)               948                     506
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**                       -               (211)                   (230)
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                           (734)               115                      95
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**                   (1,156)               180                     131
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                         (7,851)               679                     398
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                          (8,233)             1,440                   1,154
  Janus Aspen Mid Cap Growth (Pinnacleplus(TM)) (May 7)**                             -                (21)                    (26)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                       (7,341)            (1,283)                 (1,474)
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                       (2,640)            (1,453)                 (1,757)
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                       (43,887)            (6,048)                 (7,720)
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                        (199)            (1,243)                 (1,297)
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                                          -                  -                  (2,189)
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                            431                148                   1,941
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                    1,023              1,371                   3,815
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                 (5,360)            (2,262)                    708

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))               $      6,705  $            2,362  $          4,343
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                5,482               2,613             2,869
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                              3,530               1,727             1,803
CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                               -                 337              (337)
  Putnam VT Discovery Growth (Grandmaster(TM))                               -               1,313            (1,313)
  Putnam VT Discovery Growth (IQ Annuity(TM))                                -               1,348            (1,348)
  Putnam VT Growth and Income (AnnuiChoice(TM))                          2,306               1,509               797
  Putnam VT Growth and Income (GrandMaster flex3(TM))                      110                 110                 -
  Putnam VT Growth and Income (Grandmaster(TM))                          4,011               3,399               612
  Putnam VT Growth and Income (IQ Annuity(TM))                          12,005               9,789             2,216
  Putnam VT Growth and Income (Pinnacleplus(TM))                            35                  52               (17)
  Putnam VT International Equity (AnnuiChoice(TM))                         905                 631               274
  Putnam VT International Equity (GrandMaster flex3(TM))                   752               1,264              (512)
  Putnam VT International Equity (Grandmaster(TM))                       2,777               2,689                88
  Putnam VT International Equity (IQ Annuity(TM))                        2,619               2,665               (46)
  Putnam VT International Equity (Pinnacleplus(TM))                          -                  42               (42)
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                    -                 367              (367)
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                     -                 431              (431)
  Putnam VT Small Cap Value (AnnuiChoice(TM))                            1,107               3,184            (2,077)
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                        180               2,259            (2,079)
  Putnam VT Small Cap Value (Grandmaster(TM))                            8,659              31,852           (23,193)
  Putnam VT Small Cap Value (IQ Annuity(TM))                             1,792               7,655            (5,863)
  Putnam VT Small Cap Value (Pinnacleplus(TM))                             173                 984              (811)
  Putnam VT The George Putnam Fund of Boston (GrandMaster
    flex3(TM))                                                              34                  34                 -
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))             737                 536               201
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))               39                  30                 9
  Putnam VT Voyager (GrandMaster flex3(TM))                                 10                  64               (54)
  Putnam VT Voyager (Grandmaster(TM))                                       56                 723              (667)
  Putnam VT Voyager (IQ Annuity(TM))                                        20                 344              (324)
  Putnam VT Voyager (Pinnacleplus(TM))                                      10                  64               (54)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
  CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))               $             24,526   $       44,723  $          85,961
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                       11,424            5,711             48,635
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                      9,930            5,428             21,874
  CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                                     (45)           3,805              6,401
  Putnam VT Discovery Growth (Grandmaster(TM))                                  15,559           18,838              7,752
  Putnam VT Discovery Growth (IQ Annuity(TM))                                      900           23,103             29,051
  Putnam VT Growth and Income (AnnuiChoice(TM))                                  1,455           27,942             40,287
  Putnam VT Growth and Income (GrandMaster flex3(TM))                               22            1,264              1,885
  Putnam VT Growth and Income (Grandmaster(TM))                                  5,045           38,875             55,711
  Putnam VT Growth and Income (IQ Annuity(TM))                                 101,152          116,730             83,695
  Putnam VT Growth and Income (Pinnacleplus(TM))                                     5               73                447
  Putnam VT International Equity (AnnuiChoice(TM))                              12,454           22,172             20,025
  Putnam VT International Equity (GrandMaster flex3(TM))                         9,647            5,797             11,267
  Putnam VT International Equity (Grandmaster(TM))                              37,617           32,739             19,149
  Putnam VT International Equity (IQ Annuity(TM))                               13,865           25,529             39,532
  Putnam VT International Equity (Pinnacleplus(TM))                                  3                -              1,240
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                        1,844            2,290                  -
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                         4,561            2,403                  -
  Putnam VT Small Cap Value (AnnuiChoice(TM))                                   10,997           65,666            124,138
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                             20,723            4,591             30,088
  Putnam VT Small Cap Value (Grandmaster(TM))                                  250,367          617,771            891,523
  Putnam VT Small Cap Value (IQ Annuity(TM))                                    43,775          140,106            220,818
  Putnam VT Small Cap Value (Pinnacleplus(TM))                                   3,014            2,543             12,966
  Putnam VT The George Putnam Fund of Boston (GrandMaster
    flex3(TM))                                                                       3               61                221
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                     446            2,714              4,622
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                        7              146                266
  Putnam VT Voyager (GrandMaster flex3(TM))                                          6              389                575
  Putnam VT Voyager (Grandmaster(TM))                                           (3,028)             106              3,246
  Putnam VT Voyager (IQ Annuity(TM))                                                26              415              1,956
  Putnam VT Voyager (Pinnacleplus(TM))                                              (3)               -                 65

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))             $                41,238   $         65,764   $              70,107
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                        42,924             54,348                  57,217
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                      16,446             26,376                  28,179
CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                                    2,596              2,551                   2,214
  Putnam VT Discovery Growth (Grandmaster(TM))                                  (11,086)             4,473                   3,160
  Putnam VT Discovery Growth (IQ Annuity(TM))                                     5,948              6,848                   5,500
  Putnam VT Growth and Income (AnnuiChoice(TM))                                  12,345             13,800                  14,597
  Putnam VT Growth and Income (GrandMaster flex3(TM))                               621                643                     643
  Putnam VT Growth and Income (Grandmaster(TM))                                  16,836             21,881                  22,493
  Putnam VT Growth and Income (IQ Annuity(TM))                                  (33,035)            68,117                  70,333
  Putnam VT Growth and Income (Pinnacleplus(TM))                                    374                379                     362
  Putnam VT International Equity (AnnuiChoice(TM))                               (2,147)            10,307                  10,581
  Putnam VT International Equity (GrandMaster flex3(TM))                          5,470             15,117                  14,605
  Putnam VT International Equity (Grandmaster(TM))                              (13,590)            24,027                  24,115
  Putnam VT International Equity (IQ Annuity(TM))                                14,003             27,868                  27,822
  Putnam VT International Equity (Pinnacleplus(TM))                               1,240              1,243                   1,201
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                        (2,290)              (446)                   (813)
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                         (2,403)             2,158                   1,727
  Putnam VT Small Cap Value (AnnuiChoice(TM))                                    58,472             69,469                  67,392
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                              25,497             46,220                  44,141
  Putnam VT Small Cap Value (Grandmaster(TM))                                   273,752            524,119                 500,926
  Putnam VT Small Cap Value (IQ Annuity(TM))                                     80,712            124,487                 118,624
  Putnam VT Small Cap Value (Pinnacleplus(TM))                                   10,423             13,437                  12,626
  Putnam VT The George Putnam Fund of Boston (GrandMaster
    flex3(TM))                                                                      160                163                     163
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                    1,908              2,354                   2,555
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                       120                127                     136
  Putnam VT Voyager (GrandMaster flex3(TM))                                         186                192                     138
  Putnam VT Voyager (Grandmaster(TM))                                             3,140                112                    (555)
  Putnam VT Voyager (IQ Annuity(TM))                                              1,541              1,567                   1,243
  Putnam VT Voyager (Pinnacleplus(TM))                                               65                 62                       8

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                    $        997  $            1,651  $           (654)
  Franklin Growth and Income Securities (AnnuiChoice(TM))                1,700               1,362               338
  Franklin Growth and Income Securities (GrandMaster flex3(TM))            752                 794               (42)
  Franklin Growth and Income Securities (Grandmaster(TM))               10,086               5,401             4,685
  Franklin Growth and Income Securities (IQ Annuity(TM))                 8,773               5,189             3,584
  Franklin Growth and Income Securities (Pinnacleplus(TM))               5,808               3,664             2,144
  Franklin Income Securities (AnnuiChoice(TM))                          12,443               4,198             8,245
  Franklin Income Securities (GrandMaster flex3(TM))                    10,451               7,393             3,058
  Franklin Income Securities (Grandmaster(TM))                          29,850              13,515            16,335
  Franklin Income Securities (IQ Annuity(TM))                           11,030               5,241             5,789
  Franklin Income Securities (Pinnacleplus(TM))                         17,325               9,568             7,757
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                   259                 622              (363)
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))             620               2,429            (1,809)
  Franklin Large Cap Growth Securities (Grandmaster(TM))                   940               2,142            (1,202)
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                    645               2,210            (1,565)
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                  831               2,933            (2,102)
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                    1,076               2,022              (946)
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                773               3,244            (2,471)
  Franklin Mutual Shares Securities (IQ Annuity(TM))                       680               1,131              (451)
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                   1,804               3,863            (2,059)
  Franklin Mutual Shares Securities (Grandmaster(TM))                    6,375              10,712            (4,337)
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))                638               1,453              (815)
  Templeton Foreign Securities Fund (Grandmaster(TM))                    1,103               1,523              (420)
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                   1,412               2,047              (635)
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                      373                 557              (184)
  Templeton Growth Securities (AnnuiChoice(TM))                            103                 264              (161)
  Templeton Growth Securities (GrandMaster flex3(TM))                      660               1,766            (1,106)
  Templeton Growth Securities (Grandmaster(TM))                          2,295               2,813              (518)
  Templeton Growth Securities (IQ Annuity(TM))                           1,122               1,307              (185)
  Templeton Growth Securities (Pinnacleplus(TM))                           890               1,109              (219)
  Van Kampen LIT Comstock (AnnuiChoice(TM))                                250                 891              (641)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                    $              3,335   $        4,133  $          23,135
  Franklin Growth and Income Securities (AnnuiChoice(TM))                        4,157            6,142              4,510
  Franklin Growth and Income Securities (GrandMaster flex3(TM))                  3,004            2,557              5,606
  Franklin Growth and Income Securities (Grandmaster(TM))                       27,876           67,650             65,102
  Franklin Growth and Income Securities (IQ Annuity(TM))                         7,843           57,745             79,040
  Franklin Growth and Income Securities (Pinnacleplus(TM))                       7,459            8,337             14,956
  Franklin Income Securities (AnnuiChoice(TM))                                  11,315           43,331             78,342
  Franklin Income Securities (GrandMaster flex3(TM))                             9,384           21,476             87,235
  Franklin Income Securities (Grandmaster(TM))                                  64,179          127,806            157,994
  Franklin Income Securities (IQ Annuity(TM))                                   24,203           20,428             35,348
  Franklin Income Securities (Pinnacleplus(TM))                                  2,506            9,483             85,945
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                           (87)              12             10,957
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                   1,173            2,439             14,999
  Franklin Large Cap Growth Securities (Grandmaster(TM))                         4,047            4,016              9,617
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                         10,014           13,310             13,146
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                       (1,401)               -             18,047
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                            1,366           22,712             50,757
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                      8,261            6,097             34,765
  Franklin Mutual Shares Securities (IQ Annuity(TM))                             6,595           10,130             12,984
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                           1,060            5,711             36,004
  Franklin Mutual Shares Securities (Grandmaster(TM))                           30,554           91,990            145,518
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))                      7,342            4,695             20,185
  Templeton Foreign Securities Fund (Grandmaster(TM))                           12,402            3,992             14,706
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                             923            1,737             30,632
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                           (2,285)               -              7,186
  Templeton Growth Securities (AnnuiChoice(TM))                                     45               95              8,373
  Templeton Growth Securities (GrandMaster flex3(TM))                               60                -             26,149
  Templeton Growth Securities (Grandmaster(TM))                                 18,917           29,703             44,164
  Templeton Growth Securities (IQ Annuity(TM))                                   1,330            6,426             19,103
  Templeton Growth Securities (Pinnacleplus(TM))                                    (9)               -             10,834
  Van Kampen LIT Comstock (AnnuiChoice(TM))                                        432            5,054             29,706

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                  $                19,002   $         22,337  $               21,683
  Franklin Growth and Income Securities (AnnuiChoice(TM))                        (1,632)             2,525                   2,863
  Franklin Growth and Income Securities (GrandMaster flex3(TM))                   3,049              6,053                   6,011
  Franklin Growth and Income Securities (Grandmaster(TM))                        (2,548)            25,328                  30,013
  Franklin Growth and Income Securities (IQ Annuity(TM))                         21,295             29,138                  32,722
  Franklin Growth and Income Securities (Pinnacleplus(TM))                        6,619             14,078                  16,222
  Franklin Income Securities (AnnuiChoice(TM))                                   35,011             46,326                  54,571
  Franklin Income Securities (GrandMaster flex3(TM))                             65,759             75,143                  78,201
  Franklin Income Securities (Grandmaster(TM))                                   30,188             94,367                 110,702
  Franklin Income Securities (IQ Annuity(TM))                                    14,920             39,123                  44,912
  Franklin Income Securities (Pinnacleplus(TM))                                  76,462             78,968                  86,725
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                         10,945             10,858                  10,495
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                   12,560             13,733                  11,924
  Franklin Large Cap Growth Securities (Grandmaster(TM))                          5,601              9,648                   8,446
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                            (164)             9,850                   8,285
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                        18,047             16,646                  14,544
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                            28,045             29,411                  28,465
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                      28,668             36,929                  34,458
  Franklin Mutual Shares Securities (IQ Annuity(TM))                              2,854              9,449                   8,998
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                           30,293             31,353                  29,294
  Franklin Mutual Shares Securities (Grandmaster(TM))                            53,528             84,082                  79,745
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))                      15,490             22,832                  22,017
  Templeton Foreign Securities Fund (Grandmaster(TM))                            10,714             23,116                  22,696
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                           28,895             29,818                  29,183
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                             7,186              4,901                   4,717
  Templeton Growth Securities (AnnuiChoice(TM))                                   8,278              8,323                   8,162
  Templeton Growth Securities (GrandMaster flex3(TM))                            26,149             26,209                  25,103
  Templeton Growth Securities (Grandmaster(TM))                                  14,461             33,378                  32,860
  Templeton Growth Securities (IQ Annuity(TM))                                   12,677             14,007                  13,822
  Templeton Growth Securities (Pinnacleplus(TM))                                 10,834             10,825                  10,606
  Van Kampen LIT Comstock (AnnuiChoice(TM))                                      24,652             25,084                  24,443

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                 $        202  $              878  $           (676)
  Van Kampen LIT Comstock (Grandmaster(TM))                                743               8,078            (7,335)
  Van Kampen LIT Comstock (IQ Annuity(TM))                                   -                 121              (121)
  Van Kampen LIT Comstock (Pinnacleplus(TM))                               840               2,167            (1,327)
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                           -                  36               (36)
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                     -                 211              (211)
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                           -                  67               (67)
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                            -                 219              (219)
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                          -                 952              (952)
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                10,294               1,272             9,022
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                2,057                 421             1,636
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                 419                 585              (166)
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))           265                 365              (100)
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                 740               1,739              (999)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                  116                 937              (821)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                156                 270              (114)
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                    6,559               2,886             3,673
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                     19,823               7,410            12,413
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                           -                  23               (23)
CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                        4,180               2,817             1,363
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                    285                 647              (362)
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 1)*                   -               1,632            (1,632)
  Scudder VIT EAFE Equity Index (IQ3(TM))                                   99               3,951            (3,852)
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                       2,214               2,315              (101)
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                         3,131               4,217            (1,086)
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                   6,599              13,121            (6,522)
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 1)*                    -              13,261           (13,261)
  Scudder VIT Equity 500 Index (IQ3(TM))                                 1,223               3,469            (2,246)
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                        4,552               8,570            (4,018)
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                            650               2,971            (2,321)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                 $                212   $        1,128  $          13,950
  Van Kampen LIT Comstock (Grandmaster(TM))                                     18,474            6,996            145,498
  Van Kampen LIT Comstock (IQ Annuity(TM))                                        (750)                                822
  Van Kampen LIT Comstock (Pinnacleplus(TM))                                       773            4,253             25,964
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                                   -               53                301
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                             8               42                865
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                                  49              123                459
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                               (1,380)           1,016                111
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                               (948)             953              2,295
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                         1,951            4,337                272
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                           39            1,032              2,122
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                       2,154            4,212             11,492
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))                (3,674)               -              8,878
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                       5,510            4,258             25,862
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                       18,915           17,445              2,528
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                       (408)              97              4,410
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                            5,713            3,652             53,513
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                             60,238           28,898            107,200
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                                   3                -              1,000
CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                               19,487           18,760             51,169
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                          2,976              350              8,821
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 1)*                      12,375                -             19,316
  Scudder VIT EAFE Equity Index (IQ3(TM))                                       18,833           14,324             72,774
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                               3,398            4,258             26,370
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                                42,708           52,630             53,685
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                          75,625           62,591             73,199
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 1)*                       26,742                -            243,653
  Scudder VIT Equity 500 Index (IQ3(TM))                                        20,687           13,347             23,850
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                                6,439            6,461             55,751
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                                 40,932           41,629             27,099

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen LIT Comstock (GrandMaster flex3(TM))               $                12,822   $         13,034   $              12,358
  Van Kampen LIT Comstock (Grandmaster(TM))                                     138,502            156,976                 149,641
  Van Kampen LIT Comstock (IQ Annuity(TM))                                          822                 72                     (49)
  Van Kampen LIT Comstock (Pinnacleplus(TM))                                     21,711             22,484                  21,157
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                                  248                248                     212
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                            823                831                     620
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                                  336                385                     318
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                                  (905)            (2,285)                 (2,504)
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                               1,342                394                    (558)
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                         (4,065)            (2,114)                  6,908
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                         1,090              1,129                   2,765
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                        7,280              9,434                   9,268
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))                  8,878              5,204                   5,104
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                       21,604             27,114                  26,115
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                       (14,917)             3,998                   3,177
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                       4,313              3,905                   3,791
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                            49,861             55,574                  59,247
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                              78,302            138,540                 150,953
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                                1,000              1,003                     980
CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                                32,409             51,896                  53,259
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                           8,471             11,447                  11,085
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 1)*                       19,316             31,691                  30,059
  Scudder VIT EAFE Equity Index (IQ3(TM))                                        58,450             77,283                  73,431
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                               22,112             25,510                  25,409
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                                  1,055             43,763                  42,677
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                           10,608             86,233                  79,711
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 1)*                       243,653            270,395                 257,134
  Scudder VIT Equity 500 Index (IQ3(TM))                                         10,503             31,190                  28,944
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                                49,290             55,729                  51,711
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                                 (14,530)            26,402                  24,081

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME          EXPENSES
                                                                  --------------------------------
                                                                                   MORTALITY AND
                                                                                 EXPENSE RISK AND
                                                                   REINVESTED     ADMINISTRATIVE     NET INVESTMENT
                           DIVISION                                 DIVIDENDS        CHARGES         INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))             $        404  $            2,985  $         (2,581)
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 1)*                     -                 383              (383)
  Scudder VIT Small Cap Index (IQ3(TM))                                    131               1,029              (898)
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                           554               4,715            (4,161)

                                                                     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------------
                                                                                           NET UNREALIZED APPRECIATION
                                                                                          (DEPRECIATION) OF INVESTMENTS
                                                                                         ---------------------------------
                                                                   NET REALIZED GAIN
                                                                   (LOSS) ON SALES OF     BEGINNING OF
                           DIVISION                                    INVESTMENTS           PERIOD        END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))             $             18,651   $        8,707  $          24,994
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 1)*                          (332)               -             13,629
  Scudder VIT Small Cap Index (IQ3(TM))                                          6,023            8,987              8,424
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                                 1,658              909             41,607

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET                               NET INCREASE
                                                                      UNREALIZED          NET REALIZED AND      (DECREASE) IN
                                                                     APPRECIATION         UNREALIZED GAIN         NET ASSETS
                                                                    (DEPRECIATION)           (LOSS) ON          RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))           $                16,287   $         34,938  $               32,357
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 1)*                         13,629             13,297                  12,914
  Scudder VIT Small Cap Index (IQ3(TM))                                            (563)             5,460                   4,562
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                                 40,698             42,356                  38,195

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                      INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                            ---------------------------------------------------------------------
                                                                                 CHANGE IN NET
                                                                                  UNREALIZED
                                                               NET REALIZED      APPRECIATION     NET INCREASE IN
                                                              GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                            NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                    INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*      $         1,931   $             1   $           333   $         2,265
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                    835                 -              (938)             (103)
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                9,435                26             2,518            11,979
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                   134                 -               (69)               65
  Touchstone Aggressive ETF
    (Pinnacleplus(TM)) (November 22)*                 154                 -                (7)              147
  Touchstone Balanced (AnnuiChoice(TM))               238             1,989            10,435            12,662
  Touchstone Balanced
    (GrandMaster flex3(TM))                          (712)            4,768            21,875            25,931
  Touchstone Balanced (Grandmaster(TM))
    (May 1)*                                           24                 -                (8)               16
  Touchstone Balanced (IQ Annuity(TM))             (1,579)           20,919             8,613            27,953
  Touchstone Balanced (Pinnacleplus(TM))              795             1,484             9,605            11,884
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                              (1,814)            4,430            53,813            56,429
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                        (2,730)            5,983            43,697            46,950
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                       (512)            2,385            13,936            15,809
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                              (12,455)           29,789           185,624           202,958
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                             (1,891)              335            31,551            29,995
  Touchstone Conservative ETF
    (Grandmaster(TM)) (November 22)*                   18                 -                (8)               10
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                   321                 -              (238)               83
  Touchstone Conservative ETF
    (Pinnacleplus(TM)) (November 22)*                 407                 -              (248)              159
  Touchstone Core Bond (AnnuiChoice(TM))            9,500               653            (1,274)            8,879
  Touchstone Core Bond
    (GrandMaster flex3(TM))                        12,917            (1,859)           (2,680)            8,378
  Touchstone Core Bond (Grandmaster(TM))
    (May 1)*                                        1,531                 -            (1,443)               88
  Touchstone Core Bond (IQ Annuity(TM))            12,910            (1,548)           (2,652)            8,710
  Touchstone Core Bond
    (Pinnacleplus(TM))                              4,260               (10)           (3,036)            1,214
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                   -               (47)            4,866             4,819
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                           (81)              106             2,934             2,959
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                                 (928)            4,378            23,656            27,106
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                                (37)              206             4,918             5,087
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                              14,283            50,366           (29,246)           35,403
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                         3,891               208             5,948            10,047
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                      5,468                 1             9,290            14,759
  Touchstone Emerging Growth
    (IQ Annuity(TM))                               13,443            37,092           (16,608)           33,927
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                              8,770               337             6,692            15,799
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                (457)           13,531           (12,869)              205
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                           543               755             1,133             2,431
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                        465                10               568             1,043
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                 (349)            3,484            (3,953)             (818)
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                                319               (31)              765             1,053
  Touchstone Enhanced ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      8                 -                38                46
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                  727                 2             3,388             4,117
  Touchstone Enhanced ETF
    (Pinnacleplus(TM)) (November 22)*                  47                 -               218               265
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                 717               894             6,259             7,870
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                           364               382             9,282            10,028
  Touchstone Growth & Income
    (IQ Annuity(TM))                                  800            16,772            (2,242)           15,330
  Touchstone Growth & Income
    (Pinnacleplus(TM))                                579               333             4,549             5,461
  Touchstone High Yield
    (AnnuiChoice(TM))                              15,160             9,116            (4,420)           19,856
  Touchstone High Yield
    (GrandMaster flex3(TM))                        28,391            11,886           (10,325)           29,952
  Touchstone High Yield
    (Grandmaster(TM))                              23,649             2,632           (21,022)            5,259
  Touchstone High Yield (IQ Annuity(TM))           20,236            (9,471)           18,468            29,233

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*      $             -   $           (50)  $       360,020   $          (505)  $       359,465
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                 -           147,909                 -           147,909
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                  414              (739)        1,814,291               (11)        1,813,955
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -            25,004                 -            25,004
  Touchstone Aggressive ETF
    (Pinnacleplus(TM)) (November 22)*               6,875                 -            24,192                (3)           31,064
  Touchstone Balanced (AnnuiChoice(TM))                 -            (4,576)           59,608              (782)           54,250
  Touchstone Balanced
    (GrandMaster flex3(TM))                       126,758            (1,316)           96,925               (59)          222,308
  Touchstone Balanced (Grandmaster(TM))
    (May 1)*                                            -                 -             3,092                (3)            3,089
  Touchstone Balanced (IQ Annuity(TM))             61,985           (13,770)           11,749              (262)           59,702
  Touchstone Balanced (Pinnacleplus(TM))          180,344            (1,045)           91,470              (135)          270,634
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                              11,993            (1,197)          169,900              (819)          179,877
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                       107,146            (1,032)           50,078               (46)          156,146
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                     13,823            (3,531)          133,657               (51)          143,898
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                               84,137           (78,738)           (7,486)             (673)           (2,760)
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                             97,960              (790)           97,051               (97)          194,124
  Touchstone Conservative ETF
    (Grandmaster(TM)) (November 22)*                    -                 -             1,402                 -             1,402
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -            25,002                 -            25,002
  Touchstone Conservative ETF
    (Pinnacleplus(TM)) (November 22)*               6,875                 -            25,011                 -            31,886
  Touchstone Core Bond (AnnuiChoice(TM))           64,552           (29,910)         (102,533)           (1,908)          (69,799)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                       224,868            (7,195)          (61,784)             (163)          155,726
  Touchstone Core Bond (Grandmaster(TM))
    (May 1)*                                            -              (300)           40,499                 -            40,199
  Touchstone Core Bond (IQ Annuity(TM))            42,706           (40,733)           13,734              (994)           14,713
  Touchstone Core Bond
    (Pinnacleplus(TM))                             46,409            (3,895)           63,522               (19)          106,017
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                  47              (121)              (25)             (118)             (217)
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                         7,627               (93)            6,752               (12)           14,274
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                               18,707            (1,930)          (27,742)             (206)          (11,171)
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                             13,160              (999)           10,841               (35)           22,967
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                             113,973          (331,417)          263,856              (963)           45,449
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                        64,445              (216)           13,130               (11)           77,348
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                      4,040                 -           105,688                 -           109,728
  Touchstone Emerging Growth
    (IQ Annuity(TM))                               58,521           (21,788)          (10,213)             (318)           26,202
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                            118,023            (2,735)           59,665              (222)          174,731
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   -                 -           (58,726)             (303)          (59,029)
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                        22,390                 -            18,005               (10)           40,385
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                          -              (202)           24,109                 -            23,907
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                  111            (1,715)          (31,203)              (33)          (32,840)
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                             33,512              (725)            4,838                (5)           37,620
  Touchstone Enhanced ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                 -             3,010                 -             3,010
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                    -                 -           270,218               (12)          270,206
  Touchstone Enhanced ETF
    (Pinnacleplus(TM)) (November 22)*                   -                 -            18,761                 -            18,761
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   3            (1,356)           (1,823)             (392)           (3,568)
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             -                 -               (89)                -               (89)
  Touchstone Growth & Income
    (IQ Annuity(TM))                                    -           (99,026)          158,962              (135)           59,801
  Touchstone Growth & Income
    (Pinnacleplus(TM))                             15,392            (1,393)           46,270               (81)           60,188
  Touchstone High Yield
    (AnnuiChoice(TM))                              71,967           (46,404)          (76,373)           (1,048)          (51,858)
  Touchstone High Yield
    (GrandMaster flex3(TM))                       168,400            (1,662)          (55,360)             (252)          111,126
  Touchstone High Yield
    (Grandmaster(TM))                                   -              (700)          337,450                (3)          336,747
  Touchstone High Yield (IQ Annuity(TM))           27,526           (85,718)          (53,704)             (589)         (112,485)

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*      $       361,730   $             -   $       361,730
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                147,806                 -           147,806
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*            1,825,934                 -         1,825,934
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                25,069                 -            25,069
  Touchstone Aggressive ETF
    (Pinnacleplus(TM)) (November 22)*              31,211                 -            31,211
  Touchstone Balanced (AnnuiChoice(TM))            66,912           149,904           216,816
  Touchstone Balanced
    (GrandMaster flex3(TM))                       248,239           167,864           416,103
  Touchstone Balanced (Grandmaster(TM))
    (May 1)*                                        3,105                 -             3,105
  Touchstone Balanced (IQ Annuity(TM))             87,655           233,509           321,164
  Touchstone Balanced (Pinnacleplus(TM))          282,518            21,462           303,980
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                             236,306           127,042           363,348
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                       203,096            94,732           297,828
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                    159,707                 -           159,707
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                              200,198           793,554           993,752
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                            224,119            23,294           247,413
  Touchstone Conservative ETF
    (Grandmaster(TM)) (November 22)*                1,412                 -             1,412
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                25,085                 -            25,085
  Touchstone Conservative ETF
    (Pinnacleplus(TM)) (November 22)*              32,045                 -            32,045
  Touchstone Core Bond (AnnuiChoice(TM))          (60,920)          403,115           342,195
  Touchstone Core Bond
    (GrandMaster flex3(TM))                       164,104           345,256           509,360
  Touchstone Core Bond (Grandmaster(TM))
    (May 1)*                                       40,287                 -            40,287
  Touchstone Core Bond (IQ Annuity(TM))            23,423           484,439           507,862
  Touchstone Core Bond
    (Pinnacleplus(TM))                            107,231            17,834           125,065
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                               4,602            35,164            39,766
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                        17,233            10,700            27,933
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                               15,935           218,354           234,289
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                             28,054            17,933            45,987
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                              80,852           276,195           357,047
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                        87,395            13,276           100,671
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                    124,487                 -           124,487
  Touchstone Emerging Growth
    (IQ Annuity(TM))                               60,129           326,152           386,281
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                            190,530            47,576           238,106
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                             (58,824)           66,110             7,286
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                        42,816             8,799            51,615
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                     24,950                 -            24,950
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                              (33,658)           34,216               558
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                             38,673                 -            38,673
  Touchstone Enhanced ETF
    (GrandMaster flex3(TM))
    (November 22)*                                  3,056                 -             3,056
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*              274,323                 -           274,323
  Touchstone Enhanced ETF
    (Pinnacleplus(TM)) (November 22)*              19,026                 -            19,026
  Touchstone Growth & Income
    (AnnuiChoice(TM))                               4,302            88,144            92,446
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                         9,939           119,589           129,528
  Touchstone Growth & Income
    (IQ Annuity(TM))                               75,131           197,708           272,839
  Touchstone Growth & Income
    (Pinnacleplus(TM))                             65,649            13,941            79,590
  Touchstone High Yield
    (AnnuiChoice(TM))                             (32,002)          279,252           247,250
  Touchstone High Yield
    (GrandMaster flex3(TM))                       141,078           347,309           488,387
  Touchstone High Yield
    (Grandmaster(TM))                             342,006                 -           342,006
  Touchstone High Yield (IQ Annuity(TM))          (83,252)          447,077           363,825

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*                    -               (54)           35,276            35,222
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                 -            14,392            14,392
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                   40               (73)          177,826           177,793
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -             2,441             2,441
  Touchstone Aggressive ETF
    (Pinnacleplus(TM)) (November 22)*                 679                 -             2,360             3,039
  Touchstone Balanced (AnnuiChoice(TM))                 -              (476)            5,010             4,534
  Touchstone Balanced
    (GrandMaster flex3(TM))                        10,865              (119)            8,476            19,222
  Touchstone Balanced (Grandmaster(TM))
    (May 1)*                                            -                 -               287               287
  Touchstone Balanced (IQ Annuity(TM))              5,622            (1,308)            1,695             6,009
  Touchstone Balanced (Pinnacleplus(TM))           15,740              (105)            8,166            23,801
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                 833              (152)           13,267            13,948
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                         9,123               (92)            4,033            13,064
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                      1,416              (321)           12,451            13,546
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                7,047            (6,859)             (582)             (394)
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                              7,920               (67)            7,875            15,728
  Touchstone Conservative ETF
    (Grandmaster(TM)) (November 22)*                    -                 -               139               139
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -             2,469             2,469
  Touchstone Conservative ETF
    (Pinnacleplus(TM)) (November 22)*                 682                 -             2,472             3,154
  Touchstone Core Bond (AnnuiChoice(TM))            5,726            (2,827)           (9,091)           (6,192)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                        21,049              (686)           (5,710)           14,653
  Touchstone Core Bond (Grandmaster(TM))
    (May 1)*                                            -               (29)            3,948             3,919
  Touchstone Core Bond (IQ Annuity(TM))             3,872            (3,804)            1,240             1,308
  Touchstone Core Bond
    (Pinnacleplus(TM))                              4,633              (388)            6,314            10,559
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                   5               (26)                1               (20)
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                           680                (9)              598             1,269
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                                2,000              (227)           (3,010)           (1,237)
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                              1,196               (93)              953             2,056
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                               9,890           (29,004)           22,987             3,873
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                         5,537               (19)            1,094             6,612
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                        411                 -            11,180            11,591
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                4,428            (1,738)             (792)            1,898
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                              9,762              (249)            5,050            14,563
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   -               (31)           (5,934)           (5,965)
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                         2,072                (1)            1,737             3,808
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                          -               (20)            2,376             2,356
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                   11              (171)           (3,158)           (3,318)
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                              2,979               (67)              445             3,357
  Touchstone Enhanced ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                 -               291               291
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                    -                (1)           26,127            26,126
  Touchstone Enhanced ETF
    (Pinnacleplus(TM)) (November 22)*                   -                 -             1,812             1,812
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   -              (150)             (158)             (308)
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             -                 -                 -                 -
  Touchstone Growth & Income
    (IQ Annuity(TM))                                    -            (8,946)           13,744             4,798
  Touchstone Growth & Income
    (Pinnacleplus(TM))                              1,336              (125)            4,020             5,231
  Touchstone High Yield
    (AnnuiChoice(TM))                               5,369            (3,593)           (5,900)           (4,124)
  Touchstone High Yield
    (GrandMaster flex3(TM))                        13,466              (157)           (4,583)            8,726
  Touchstone High Yield
    (Grandmaster(TM))                                   -               (66)           32,119            32,053
  Touchstone High Yield (IQ Annuity(TM))            2,130            (6,781)           (4,105)           (8,756)

SEE ACCOMPANYING NOTES
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                    $        20,721   $          (337)  $       (10,682)  $         9,702
  Touchstone Moderate ETF
    (AnnuiChoice(TM)) (November 22)*                   38                 -                78               116
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                  1,607                 -              (525)            1,082
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                  607                 -             1,204             1,811
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                 2,370                 4               721             3,095
  Touchstone Moderate ETF
    (Pinnacleplus(TM)) (November 22)*               1,566                 5             3,681             5,252
  Touchstone Money Market
    (AnnuiChoice(TM))                               1,421                 -                 -             1,421
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                              (7,568)           49,840           174,829           217,101
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                        (4,099)           10,516            89,379            95,796
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                       (316)            2,167            31,195            33,046
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              (25,683)           38,207           463,689           476,213
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                             (4,197)            2,277            98,524            96,604
  Touchstone Value Plus
    (AnnuiChoice(TM))                                (456)            2,605            15,963            18,112
  Touchstone Value Plus
    (GrandMaster flex3(TM))                          (689)           14,948            (5,982)            8,277
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                        128                26             3,448             3,602
  Touchstone Value Plus
    (IQ Annuity(TM))                               (1,592)           17,797             1,304            17,509
  Touchstone Value Plus
    (Pinnacleplus(TM))                               (544)              266            12,123            11,845
  JP Morgan Bond (AnnuiChoice(TM))                 30,888           (12,043)             (118)           18,727
  JP Morgan Bond (GrandMaster flex3(TM))           12,675            (4,084)            1,933            10,524
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                         (150)                2               491               343
  JP Morgan Bond (IQ3(TM))                          5,923              (859)             (231)            4,833
  JP Morgan Bond (Pinnacleplus(TM))                 4,078              (699)            3,908             7,287
  JP Morgan International Equity
    (AnnuiChoice(TM))                                (568)              881            24,561            24,874
  JP Morgan International Equity
    (GrandMaster flex3(TM))                          (660)              250            11,526            11,116
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                     (1,743)              120            59,332            57,709
  JP Morgan International Equity
    (IQ3(TM))                                        (526)           12,883            (3,791)            8,566
  JP Morgan International Equity
    (Pinnacleplus(TM))                               (202)               22             3,818             3,638
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                                (535)              323            14,940            14,728
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                          (822)              679            18,786            18,643
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                        (53)               94             1,218             1,259
  JP Morgan Mid Cap Value (IQ3(TM))                  (524)            5,974             5,960            11,410
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                             (2,052)              594            44,563            43,105

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                          (156)                -                 -              (156)
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                             175,199           260,013         2,347,755         2,782,967
  Fidelity VIP Growth (Grandmaster(TM))          (228,290)       (4,723,138)        5,191,407           239,979
  Fidelity VIP High Income
    (Grandmaster(TM))                             762,618           536,347          (643,821)          655,144
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                             127,754          (398,205)          800,840           530,389
  Fidelity VIP II Asset Manager: Growth
    (Grandmaster(TM)) (May 7)**                    53,937          (541,288)          478,063            (9,288)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                            (259,423)          887,514         2,668,248         3,296,339
  Fidelity VIP II Index 500
    (Grandmaster(TM))                              12,911         1,318,254          (144,558)        1,186,607
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                             510,378          (177,380)         (192,070)          140,928
  Fidelity VIP III Balanced
    (Grandmaster(TM))                              29,094           (21,593)          142,252           149,753
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                             (29,619)          128,152           127,982           226,515
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                             (18,809)          (21,520)          157,034           116,705
  Fidelity VIP Overseas
    (Grandmaster(TM))                              (9,860)          181,555           458,287           629,982

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                    $       114,538   $        (8,315)  $       180,658   $           (72)  $       286,809
  Touchstone Moderate ETF
    (AnnuiChoice(TM)) (November 22)*                    -                 -             7,466                 -             7,466
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                 -           301,929                 -           301,929
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                    -                 -           124,377                 -           124,377
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*               301,869                 -           182,756                (4)          484,621
  Touchstone Moderate ETF
    (Pinnacleplus(TM)) (November 22)*              13,751                 -           340,844                 -           354,595
  Touchstone Money Market
    (AnnuiChoice(TM))                                   -           (34,996)             (150)           (2,511)          (37,657)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                             181,700          (200,739)         (156,772)           (3,649)         (179,460)
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                       302,904            (2,941)          163,359              (304)          463,018
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                     15,382            (4,886)          262,555               (42)          273,009
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              206,938          (162,562)           44,939            (1,831)           87,484
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                            567,422            (4,367)           70,757              (288)          633,524
  Touchstone Value Plus
    (AnnuiChoice(TM))                                 (17)           (2,444)           (5,801)             (925)           (9,187)
  Touchstone Value Plus
    (GrandMaster flex3(TM))                        26,189              (783)          (48,430)               (9)          (23,033)
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                          -              (225)           38,496                 -            38,271
  Touchstone Value Plus
    (IQ Annuity(TM))                               27,116           (72,187)            9,781              (170)          (35,460)
  Touchstone Value Plus
    (Pinnacleplus(TM))                             99,323            (3,240)           51,864                 -           147,947
  JP Morgan Bond (AnnuiChoice(TM))                286,301          (237,646)         (102,010)           (2,462)          (55,817)
  JP Morgan Bond (GrandMaster flex3(TM))          133,742            (1,122)          (44,611)             (237)           87,772
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                            -              (200)           53,480                 -            53,280
  JP Morgan Bond (IQ3(TM))                         79,142           (29,478)           15,603              (620)           64,647
  JP Morgan Bond (Pinnacleplus(TM))               114,836           (17,414)          104,773              (193)          202,002
  JP Morgan International Equity
    (AnnuiChoice(TM))                              34,451            (1,717)          195,597              (645)          227,686
  JP Morgan International Equity
    (GrandMaster flex3(TM))                        23,220                 -             4,841               (17)           28,044
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                        952            (2,549)          861,472               (65)          859,810
  JP Morgan International Equity
    (IQ3(TM))                                      22,272            (5,606)          (87,810)              (38)          (71,182)
  JP Morgan International Equity
    (Pinnacleplus(TM))                             20,837                 -            10,984               (20)           31,801
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                             112,826              (459)            2,615               (63)          114,919
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                        62,446            (1,217)            1,882              (270)           62,841
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                          -              (137)           52,883                (1)           52,745
  JP Morgan Mid Cap Value (IQ3(TM))                27,411            (1,528)           39,967               (96)           65,754
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                            203,894            (7,502)           74,814               (71)          271,135

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                           (21)             (905)          (14,588)             (108)          (15,622)
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                              57,963        (3,907,925)           13,436           (11,436)       (3,847,962)
  Fidelity VIP Growth (Grandmaster(TM))            97,503        (3,186,464)       (4,070,866)          (10,269)       (7,170,096)
  Fidelity VIP High Income
    (Grandmaster(TM))                              11,791        (1,815,646)       (1,303,846)           (4,172)       (3,111,873)
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                              29,656        (1,567,477)        2,541,786            (4,597)          999,368
  Fidelity VIP II Asset Manager: Growth
    (Grandmaster(TM)) (May 7)**                    14,496          (239,750)       (2,803,351)             (486)       (3,029,091)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                             138,524        (3,899,320)         (441,684)          (10,079)       (4,212,559)
  Fidelity VIP II Index 500
    (Grandmaster(TM))                              65,795        (1,932,087)       (4,380,281)           (7,622)       (6,254,195)
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                              32,139        (2,865,464)       (2,138,981)           (1,966)       (4,974,272)
  Fidelity VIP III Balanced
    (Grandmaster(TM))                              24,269          (709,757)          543,511            (1,762)         (143,739)
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                              21,320          (909,547)         (866,459)           (3,075)       (1,757,761)
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                              13,636          (395,555)          (86,890)           (1,306)         (470,115)
  Fidelity VIP Overseas
    (Grandmaster(TM))                              32,762        (1,024,693)           35,434            (2,753)         (959,250)

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                    $       296,511   $        25,067   $       321,578
  Touchstone Moderate ETF
    (AnnuiChoice(TM)) (November 22)*                7,582                 -             7,582
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                303,011                 -           303,011
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*              126,188                 -           126,188
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*               487,716                 -           487,716
  Touchstone Moderate ETF
    (Pinnacleplus(TM)) (November 22)*             359,847                 -           359,847
  Touchstone Money Market
    (AnnuiChoice(TM))                             (36,236)          459,358           423,122
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                              37,641           916,851           954,492
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                       558,814           173,839           732,653
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                    306,055                 -           306,055
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              563,697         1,977,646         2,541,343
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                            730,128            17,704           747,832
  Touchstone Value Plus
    (AnnuiChoice(TM))                               8,925           199,120           208,045
  Touchstone Value Plus
    (GrandMaster flex3(TM))                       (14,756)          115,898           101,142
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                     41,873                 -            41,873
  Touchstone Value Plus
    (IQ Annuity(TM))                              (17,951)          234,387           216,436
  Touchstone Value Plus
    (Pinnacleplus(TM))                            159,792            27,357           187,149
  JP Morgan Bond (AnnuiChoice(TM))                (37,090)          646,598           609,508
  JP Morgan Bond (GrandMaster flex3(TM))           98,296           317,691           415,987
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                       53,623                 -            53,623
  JP Morgan Bond (IQ3(TM))                         69,480           141,620           211,100
  JP Morgan Bond (Pinnacleplus(TM))               209,289            91,031           300,320
  JP Morgan International Equity
    (AnnuiChoice(TM))                             252,560            59,003           311,563
  JP Morgan International Equity
    (GrandMaster flex3(TM))                        39,160            53,229            92,389
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                    917,519                 -           917,519
  JP Morgan International Equity
    (IQ3(TM))                                     (62,616)          129,927            67,311
  JP Morgan International Equity
    (Pinnacleplus(TM))                             35,439             7,676            43,115
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                             129,647             7,630           137,277
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                        81,484            59,419           140,903
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                     54,004                 -            54,004
  JP Morgan Mid Cap Value (IQ3(TM))                77,164            24,240           101,404
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                            314,240            93,219           407,459

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                       (15,778)           64,624            48,846
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                          (1,064,995)       30,654,242        29,589,247
  Fidelity VIP Growth (Grandmaster(TM))        (6,930,117)       23,678,531        16,748,414
  Fidelity VIP High Income
    (Grandmaster(TM))                          (2,456,729)       11,159,101         8,702,372
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                           1,529,757        11,343,579        12,873,336
  Fidelity VIP II Asset Manager: Growth
    (Grandmaster(TM)) (May 7)**                (3,038,379)        3,038,379                 -
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                            (916,220)       26,769,142        25,852,922
  Fidelity VIP II Index 500
    (Grandmaster(TM))                          (5,067,588)       17,815,264        12,747,676
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                          (4,833,344)        9,861,630         5,028,286
  Fidelity VIP III Balanced
    (Grandmaster(TM))                               6,014         3,813,946         3,819,960
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                          (1,531,246)        7,835,317         6,304,071
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                            (353,410)        2,575,849         2,222,439
  Fidelity VIP Overseas
    (Grandmaster(TM))                            (329,268)        6,268,650         5,939,382

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                             10,537             (764)           16,134            25,907
  Touchstone Moderate ETF
    (AnnuiChoice(TM)) (November 22)*                    -                -               739               739
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      -                -            29,562            29,562
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                    -                -            12,311            12,311
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                29,541                -            18,041            47,582
  Touchstone Moderate ETF
    (Pinnacleplus(TM)) (November 22)*               1,362                -            33,745            35,107
  Touchstone Money Market
    (AnnuiChoice(TM))                                   -           (3,708)                -            (3,708)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                              15,431          (17,252)          (11,644)          (13,465)
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                        24,517             (272)           12,666            36,911
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                      1,472             (455)           24,152            25,169
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                               17,330          (14,121)            3,129             6,338
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                             44,122             (354)            5,214            48,982
  Touchstone Value Plus
    (AnnuiChoice(TM))                                   -             (357)             (626)             (983)
  Touchstone Value Plus
    (GrandMaster flex3(TM))                         2,336              (74)           (4,440)           (2,178)
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                          -              (22)            3,860             3,838
  Touchstone Value Plus
    (IQ Annuity(TM))                                2,882           (7,763)            1,038            (3,843)
  Touchstone Value Plus
    (Pinnacleplus(TM))                              8,855             (287)            4,494            13,062
  JP Morgan Bond (AnnuiChoice(TM))                 25,799          (21,520)           (9,434)           (5,155)
  JP Morgan Bond (GrandMaster flex3(TM))           12,581             (126)           (4,301)            8,154
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                            -              (19)            5,195             5,176
  JP Morgan Bond (IQ3(TM))                          7,260           (2,776)            1,421             5,905
  JP Morgan Bond (Pinnacleplus(TM))                11,632           (1,749)           10,431            20,314
  JP Morgan International Equity
    (AnnuiChoice(TM))                               2,762             (208)           16,856            19,410
  JP Morgan International Equity
    (GrandMaster flex3(TM))                         1,995               (2)              440             2,433
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                         85             (232)           78,769            78,622
  JP Morgan International Equity
    (IQ3(TM))                                       2,080             (527)           (8,494)           (6,941)
  JP Morgan International Equity
    (Pinnacleplus(TM))                              1,594               (1)              875             2,468
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                               8,875              (42)              203             9,036
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                         4,886             (121)              152             4,917
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                          -              (12)            4,708             4,696
  JP Morgan Mid Cap Value (IQ3(TM))                 2,042             (130)            3,263             5,175
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                             16,919             (633)            5,989            22,275

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                             -             (104)           (1,475)           (1,579)
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                               1,259          (85,768)              788           (83,721)
  Fidelity VIP Growth (Grandmaster(TM))             1,849          (61,765)          (76,899)         (136,815)
  Fidelity VIP High Income
    (Grandmaster(TM))                                 802         (122,519)          (92,173)         (213,890)
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                                 984          (52,601)           86,095            34,478
  Fidelity VIP II Asset Manager: Growth
    (Grandmaster(TM)) (May 7)**                       769          (12,637)         (152,280)         (164,148)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                               4,868         (136,573)          (15,263)         (146,968)
  Fidelity VIP II Index 500
    (Grandmaster(TM))                               2,510          (73,731)         (165,806)         (237,027)
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                               1,290         (115,137)          (88,424)         (202,271)
  Fidelity VIP III Balanced
    (Grandmaster(TM))                               1,832          (54,346)           41,517           (10,997)
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                               1,473          (63,465)          (62,399)         (124,391)
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                               1,310          (38,503)           (8,774)          (45,967)
  Fidelity VIP Overseas
    (Grandmaster(TM))                               1,360          (43,419)              687           (41,372)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                 Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2004


                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS:

  Touchstone Money Market
    (AnnuiChoice(TM))                     $           652   $             -   $             -   $           652
  Touchstone Money Market
    (GrandMaster flex3(TM))                        (7,273)                -                 -            (7,273)
  Touchstone Money Market
    (Grandmaster(TM))                              (7,574)                -                 -            (7,574)
  Touchstone Money Market
    (IQ Annuity(TM))                                  (95)                -                 -               (95)
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                             (62,569)          314,496           701,300           953,227
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                (905)           (1,426)           14,764            12,433
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                        (1,091)              542            14,392            13,843
  MFS Capital Opportunities
    (Grandmaster(TM))                              (1,413)            9,316             2,107            10,010
  MFS Capital Opportunities
    (IQ Annuity(TM))                               (3,451)            4,809            30,132            31,490
  MFS Capital Opportunities
    (Pinnacleplus(TM))                               (570)               30             6,690             6,150
  MFS Emerging Growth
    (AnnuiChoice(TM))                                 (87)               28             2,280             2,221
  MFS Emerging Growth
    (GrandMaster flex3(TM))                          (458)            5,369            (3,083)            1,828
  MFS Emerging Growth
    (Grandmaster(TM))                                (659)            2,650             3,891             5,882
  MFS Emerging Growth
    (IQ Annuity(TM))                               (6,722)           61,562            (8,661)           46,179
  MFS Emerging Growth
    (Pinnacleplus(TM))                                (79)             (400)            1,135               656
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                (499)              161             6,447             6,109
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                          (653)            1,579             2,449             3,375
  MFS Investors Growth Stock
    (Grandmaster(TM))                                (278)              827               996             1,545
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                 (763)              152             5,599             4,988
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                             (1,101)               72             5,745             4,716
  MFS Investors Trust (AnnuiChoice(TM))
    (May 7)**                                          13             2,554            (2,980)             (413)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**                 (59)            2,318            (4,409)           (2,150)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                      (131)           14,025           (15,060)           (1,166)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                       (100)            1,992            (4,727)           (2,835)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                      (25)              185            (1,379)           (1,219)
  MFS Mid Cap Growth (AnnuiChoice(TM))             (2,700)           21,733             3,657            22,690
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        (1,103)           10,538            (1,917)            7,518
  MFS Mid Cap Growth (Grandmaster(TM))            (16,175)           21,702           141,991           147,518
  MFS Mid Cap Growth (IQ Annuity(TM))              (2,285)           30,075            (5,234)           22,556
  MFS Mid Cap Growth (Pinnacleplus(TM))            (1,213)              139             8,000             6,926
  MFS New Discovery (AnnuiChoice(TM))              (1,505)              137            10,784             9,416
  MFS New Discovery
    (GrandMaster flex3(TM))                          (817)              (69)           11,858            10,972
  MFS New Discovery (Grandmaster(TM))              (4,875)           41,855           (33,038)            3,942
  MFS New Discovery (IQ Annuity(TM))               (2,074)           26,342           (16,692)            7,576
  MFS New Discovery (Pinnacleplus(TM))               (113)             (156)              182               (87)
  MFS Research (AnnuiChoice(TM))
    (May 7)**                                         302             6,218            (6,250)              270
  MFS Research (Grandmaster(TM))
    (May 7)**                                          64             2,614            (2,605)               73
  MFS Research (IQ3(TM)) (May 7)**                    132              (992)              (59)             (919)
  MFS Total Return (AnnuiChoice(TM))                4,076            52,067            26,763            82,906
  MFS Total Return
    (GrandMaster flex3(TM))                          (352)            2,330            18,546            20,524
  MFS Total Return (Grandmaster(TM))                3,288            41,186           122,220           166,694
  MFS Total Return (IQ Annuity(TM))                   153            10,175           104,135           114,463
  MFS Total Return (Pinnacleplus(TM))                (966)            3,777            40,839            43,650

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM))                              (14,252)                -                 -           (14,252)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                        (81)            2,148              (298)            1,769

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:

  Touchstone Money Market
    (AnnuiChoice(TM))                     $        57,086   $      (420,560)  $      (402,391)  $       (14,455)  $      (780,320)
  Touchstone Money Market
    (GrandMaster flex3(TM))                     2,670,450          (308,790)       (1,497,752)             (239)          863,669
  Touchstone Money Market
    (Grandmaster(TM))                             183,349       (10,021,666)        1,531,724            (3,256)       (8,309,849)
  Touchstone Money Market
    (IQ Annuity(TM))                                    -            (1,817)           (8,266)             (103)          (10,186)
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                              33,871          (511,879)         (334,691)           (1,115)         (813,814)
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                   -            (8,467)           28,241              (423)           19,351
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                             -            (5,675)          117,248               (32)          111,541
  MFS Capital Opportunities
    (Grandmaster(TM))                               1,303           (16,990)          (45,944)              (63)          (61,694)
  MFS Capital Opportunities
    (IQ Annuity(TM))                               13,696           (36,921)          115,075              (109)           91,741
  MFS Capital Opportunities
    (Pinnacleplus(TM))                                  -                 -            51,087               (23)           51,064
  MFS Emerging Growth
    (AnnuiChoice(TM))                                   -                 -            14,514              (153)           14,361
  MFS Emerging Growth
    (GrandMaster flex3(TM))                             -                 -              (451)                -              (451)
  MFS Emerging Growth
    (Grandmaster(TM))                                   -            (7,767)           21,367               (31)           13,569
  MFS Emerging Growth
    (IQ Annuity(TM))                               33,685          (117,042)          (81,619)             (398)         (165,374)
  MFS Emerging Growth
    (Pinnacleplus(TM))                                  -                 -            11,121               (12)           11,109
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                  94                 -            53,557              (203)           53,448
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                        15,000               (89)           (9,900)             (137)            4,874
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   -            (1,740)            5,850                (5)            4,105
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                4,000                 -            23,072              (174)           26,898
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                             13,753              (213)           29,387               (37)           42,890
  MFS Investors Trust (AnnuiChoice(TM))
    (May 7)**                                           -                 -           (17,249)               (9)          (17,258)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**              17,248                 -           (72,460)                -           (55,212)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                         -            (2,136)          (87,393)               (8)          (89,537)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                          -            (2,908)         (109,498)              (44)         (112,450)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                      871                 -           (27,908)               (2)          (27,039)
  MFS Mid Cap Growth (AnnuiChoice(TM))             12,474            (1,287)         (120,960)           (1,311)         (111,084)
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        42,780              (625)            6,825              (154)           48,826
  MFS Mid Cap Growth (Grandmaster(TM))             14,036           (77,934)           38,962              (644)          (25,580)
  MFS Mid Cap Growth (IQ Annuity(TM))              13,718            (7,268)         (121,986)              (82)         (115,618)
  MFS Mid Cap Growth (Pinnacleplus(TM))            86,760            (1,452)            9,708               (86)           94,930
  MFS New Discovery (AnnuiChoice(TM))                   -            (3,329)           19,584              (725)           15,530
  MFS New Discovery
    (GrandMaster flex3(TM))                        25,459                 -           213,963                 -           239,422
  MFS New Discovery (Grandmaster(TM))                   -           (17,497)         (116,064)              (54)         (133,615)
  MFS New Discovery (IQ Annuity(TM))                  493              (970)          (34,059)              (51)          (34,587)
  MFS New Discovery (Pinnacleplus(TM))              4,571                 -              (183)               (8)            4,380
  MFS Research (AnnuiChoice(TM))
    (May 7)**                                           -                 -           (53,608)              (71)          (53,679)
  MFS Research (Grandmaster(TM))
    (May 7)**                                           -                 -           (14,718)                -           (14,718)
  MFS Research (IQ3(TM)) (May 7)**                 20,000                 -           (19,789)               (1)              210
  MFS Total Return (AnnuiChoice(TM))              349,362          (259,091)         (234,150)           (2,980)         (146,859)
  MFS Total Return
    (GrandMaster flex3(TM))                       107,102            (4,758)           18,255              (240)          120,359
  MFS Total Return (Grandmaster(TM))               10,287          (206,015)          121,456              (386)          (74,658)
  MFS Total Return (IQ Annuity(TM))               109,900           (67,487)          (43,481)           (1,317)           (2,385)
  MFS Total Return (Pinnacleplus(TM))             191,127           (13,641)           68,108              (177)          245,417

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM))                            1,408,806        (2,434,946)          734,026            (3,740)         (295,854)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                          -              (756)          (53,482)                -           (54,238)

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
SERVICE CLASS:

  Touchstone Money Market
    (AnnuiChoice(TM))                     $      (779,668)  $     2,723,083   $     1,943,415
  Touchstone Money Market
    (GrandMaster flex3(TM))                       856,396           399,954         1,256,350
  Touchstone Money Market
    (Grandmaster(TM))                          (8,317,423)       13,874,731         5,557,308
  Touchstone Money Market
    (IQ Annuity(TM))                              (10,281)           70,501            60,220
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                             139,413         4,806,978         4,946,391
  MFS Capital Opportunities
    (AnnuiChoice(TM))                              31,784            90,880           122,664
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                       125,384                 -           125,384
  MFS Capital Opportunities
    (Grandmaster(TM))                             (51,684)          113,791            62,107
  MFS Capital Opportunities
    (IQ Annuity(TM))                              123,231           197,288           320,519
  MFS Capital Opportunities
    (Pinnacleplus(TM))                             57,214               573            57,787
  MFS Emerging Growth
    (AnnuiChoice(TM))                              16,582             1,070            17,652
  MFS Emerging Growth
    (GrandMaster flex3(TM))                         1,377            27,999            29,376
  MFS Emerging Growth
    (Grandmaster(TM))                              19,451            38,533            57,984
  MFS Emerging Growth
    (IQ Annuity(TM))                             (119,195)          564,380           445,185
  MFS Emerging Growth
    (Pinnacleplus(TM))                             11,765             2,241            14,006
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                              59,557            14,356            73,913
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                         8,249            37,155            45,404
  MFS Investors Growth Stock
    (Grandmaster(TM))                               5,650            14,612            20,262
  MFS Investors Growth Stock
    (IQ Annuity(TM))                               31,886            35,212            67,098
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                             47,606            36,741            84,347
  MFS Investors Trust (AnnuiChoice(TM))
    (May 7)**                                     (17,671)           17,671                 -
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**             (57,362)           57,362                 -
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                   (90,703)           90,703                 -
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                   (115,285)          115,285                 -
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                  (28,258)           28,258                 -
  MFS Mid Cap Growth (AnnuiChoice(TM))            (88,394)          282,804           194,410
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        56,344            39,096            95,440
  MFS Mid Cap Growth (Grandmaster(TM))            121,938         1,185,234         1,307,172
  MFS Mid Cap Growth (IQ Annuity(TM))             (93,062)          257,038           163,976
  MFS Mid Cap Growth (Pinnacleplus(TM))           101,856                 -           101,856
  MFS New Discovery (AnnuiChoice(TM))              24,946           148,946           173,892
  MFS New Discovery
    (GrandMaster flex3(TM))                       250,394                 -           250,394
  MFS New Discovery (Grandmaster(TM))            (129,673)          416,894           287,221
  MFS New Discovery (IQ Annuity(TM))              (27,011)          150,828           123,817
  MFS New Discovery (Pinnacleplus(TM))              4,293             3,158             7,451
  MFS Research (AnnuiChoice(TM))
    (May 7)**                                     (53,409)           53,409                 -
  MFS Research (Grandmaster(TM))
    (May 7)**                                     (14,645)           14,645                 -
  MFS Research (IQ3(TM)) (May 7)**                   (709)              709                 -
  MFS Total Return (AnnuiChoice(TM))              (63,953)          801,697           737,744
  MFS Total Return
    (GrandMaster flex3(TM))                       140,883           132,585           273,468
  MFS Total Return (Grandmaster(TM))               92,036         1,857,702         1,949,738
  MFS Total Return (IQ Annuity(TM))               112,078         1,210,952         1,323,030
  MFS Total Return (Pinnacleplus(TM))             289,067           296,678           585,745

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM))                             (310,106)        3,410,414         3,100,308
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                    (52,469)           52,469                 -

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS:

  Touchstone Money Market
    (AnnuiChoice(TM))                               6,468           (44,370)          (40,416)          (78,318)
  Touchstone Money Market
    (GrandMaster flex3(TM))                       268,797           (31,192)         (150,985)           86,620
  Touchstone Money Market
    (Grandmaster(TM))                              18,405        (1,006,327)          153,677          (834,245)
  Touchstone Money Market
    (IQ Annuity(TM))                                    -              (191)             (826)           (1,017)
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                               1,642           (24,776)          (16,865)          (39,999)
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                   -            (1,043)            3,437             2,394
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                             -              (516)           11,505            10,989
  MFS Capital Opportunities
    (Grandmaster(TM))                                 185            (2,263)           (6,234)           (8,312)
  MFS Capital Opportunities
    (IQ Annuity(TM))                                2,054            (5,659)           17,487            13,882
  MFS Capital Opportunities
    (Pinnacleplus(TM))                                  -                (2)            4,801             4,799
  MFS Emerging Growth
    (AnnuiChoice(TM))                                   -               (18)            1,754             1,736
  MFS Emerging Growth
    (GrandMaster flex3(TM))                             -                 -              (148)             (148)
  MFS Emerging Growth
    (Grandmaster(TM))                                   -              (929)            2,584             1,655
  MFS Emerging Growth
    (IQ Annuity(TM))                                5,588           (20,078)          (13,994)          (28,484)
  MFS Emerging Growth
    (Pinnacleplus(TM))                                  -                (1)              980               979
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                  11               (23)            6,180             6,168
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                         1,542               (22)           (1,009)              511
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   -              (201)              698               497
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                  650               (27)            3,731             4,354
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                              1,294               (23)            2,778             4,049
  MFS Investors Trust (AnnuiChoice(TM))
    (May 7)**                                           -                (1)           (1,891)           (1,892)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**               1,675                 -            (7,180)           (5,505)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                         -              (231)           (9,596)           (9,827)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                          -              (372)          (14,314)          (14,686)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                       80                 -            (2,682)           (2,602)
  MFS Mid Cap Growth (AnnuiChoice(TM))              1,477              (327)          (15,873)          (14,723)
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                         3,824               (70)              535             4,289
  MFS Mid Cap Growth (Grandmaster(TM))              2,218           (12,493)            6,121            (4,154)
  MFS Mid Cap Growth (IQ Annuity(TM))               2,296            (1,283)          (20,845)          (19,832)
  MFS Mid Cap Growth (Pinnacleplus(TM))             7,554              (135)              889             8,308
  MFS New Discovery (AnnuiChoice(TM))                   -              (414)            2,173             1,759
  MFS New Discovery
    (GrandMaster flex3(TM))                         2,320                 -            20,157            22,477
  MFS New Discovery (Grandmaster(TM))                   -            (2,077)          (14,521)          (16,598)
  MFS New Discovery (IQ Annuity(TM))                   63              (126)           (4,144)           (4,207)
  MFS New Discovery (Pinnacleplus(TM))                395                (1)              (35)              359
  MFS Research (AnnuiChoice(TM))
    (May 7)**                                           -                (8)           (5,829)           (5,837)
  MFS Research (Grandmaster(TM))
    (May 7)**                                           -                 -            (1,620)           (1,620)
  MFS Research (IQ3(TM)) (May 7)**                  1,908                 -            (1,979)              (71)
  MFS Total Return (AnnuiChoice(TM))               31,944           (23,912)          (20,180)          (12,148)
  MFS Total Return
    (GrandMaster flex3(TM))                         9,685              (438)            1,624            10,871
  MFS Total Return (Grandmaster(TM))                  947           (19,308)           11,127            (7,234)
  MFS Total Return (IQ Annuity(TM))                10,285            (6,375)           (4,125)             (215)
  MFS Total Return (Pinnacleplus(TM))              17,543            (1,261)            6,252            22,534

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM))                              142,903          (246,419)           73,636           (29,880)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                          -               (77)           (5,446)           (5,523)

  SEE ACCOMPANYING NOTES.
  * - 2004 inception date of division.
  ** - 2004 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                     $         2,196   $         1,062   $        15,142   $        18,400
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*                 (636)                8             3,758             3,130
  Fidelity VIP Asset Manager (IQ3(TM))              1,908            (1,576)           19,649            19,981
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                274               908               486             1,668
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                      254               149              (662)             (259)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                     3,543            32,471           (37,071)           (1,057)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                      2,888             4,562            (8,965)           (1,515)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                               1,926             3,686             5,721            11,333
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                        (1,607)              571            11,259            10,223
  Fidelity VIP Balanced (IQ3(TM))                   1,579             8,295            12,811            22,685
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                               (359)             (436)            3,610             2,815
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                              (5,882)           12,125           104,254           110,497
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                        (5,769)           33,761            44,565            72,557
  Fidelity VIP Contrafund (IQ3(TM))               (22,682)           68,447           190,320           236,085
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                             (7,022)            1,668            71,666            66,312
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                   (309)               86               303                80
  Fidelity VIP Dynamic Capital
    Appreciation (GrandMaster flex3(TM))
    (May 1)*                                          (79)                6             2,780             2,707
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                          (89)                3             2,549             2,463
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                  (3,724)           14,439           (10,989)             (274)
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                               6,032             8,652            58,912            73,596
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                        (2,224)           13,020            23,960            34,756
  Fidelity VIP Equity-Income (IQ3(TM))              4,879             9,138            94,414           108,431
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                             (6,153)            7,696            59,569            61,112
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                                (861)            5,404             7,679            12,222
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                        (1,311)            8,378               (75)            6,992
  Fidelity VIP Growth & Income (IQ3(TM))           (2,728)            7,475             5,207             9,954
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                               (708)              444             3,721             3,457
  Fidelity VIP Growth (AnnuiChoice(TM))            (5,073)           79,143           (63,901)           10,169
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                        (6,688)           (2,481)           20,830            11,661
  Fidelity VIP Growth (IQ3(TM))                   (14,280)            9,400           (33,353)          (38,233)
  Fidelity VIP Growth (Pinnacleplus(TM))           (1,656)           (1,448)           11,266             8,162
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                (398)              455             3,296             3,353
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                          (471)               83             6,580             6,192
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                        (284)            2,036            (1,133)              619
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                               (843)              322             2,301             1,780
  Fidelity VIP High Income
    (AnnuiChoice(TM))                              33,618            (3,670)           (4,709)           25,239
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                        98,877          (140,973)           40,157            (1,939)
  Fidelity VIP High Income (IQ3(TM))               54,369           (26,529)           24,809            52,649
  Fidelity VIP High Income
    (Pinnacleplus(TM))                               (356)              590            12,446            12,680
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                               1,650            29,719            13,887            45,256
  Fidelity VIP Index 500 (IQ3(TM))                 (1,497)          129,370           (75,498)           52,375
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                               (701)             (632)            6,569             5,236
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                              34,667             7,080           (22,149)           19,598
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*               (1,024)              839             3,901             3,716
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                      61,098               506           (29,646)           31,958

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                     $        11,496   $        (6,932)  $       193,969   $        (1,537)  $       196,996
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*              170,738                 -            17,927                 -           188,665
  Fidelity VIP Asset Manager (IQ3(TM))             78,268           (60,389)          213,572              (284)          231,167
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                  -           (31,894)           39,100               (24)            7,182
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                    4,200            (1,396)          (13,675)                -           (10,871)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                         -            (6,019)         (192,299)             (174)         (198,492)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                     10,000            (3,325)         (185,338)              (40)         (178,703)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                                 (72)          (11,613)           24,727            (1,222)           11,820
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                       236,521            (9,045)           30,807               (30)          258,253
  Fidelity VIP Balanced (IQ3(TM))                  71,913           (47,572)          (13,055)             (311)           10,975
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                                  -           (11,779)          122,560               (48)          110,733
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                              33,463           (33,546)          300,783            (3,447)          297,253
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                       265,727            (1,980)          200,681              (314)          464,114
  Fidelity VIP Contrafund (IQ3(TM))               241,657          (148,174)           99,748              (932)          192,299
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                            545,644           (19,409)          169,810              (252)          695,793
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                      -                 -                (2)             (187)             (189)
  Fidelity VIP Dynamic Capital
    Appreciation (GrandMaster flex3(TM))
    (May 1)*                                       26,965                 -               301                 -            27,266
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                            -                 -            30,391                 -            30,391
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                       -           (23,748)          (90,039)              (77)         (113,864)
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                              27,390           (30,988)          (53,841)           (3,500)          (60,939)
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                       196,342           (11,208)          152,859               (83)          337,910
  Fidelity VIP Equity-Income (IQ3(TM))             73,833          (162,571)          (28,352)           (1,064)         (118,154)
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                            525,529           (40,825)          199,895              (420)          684,179
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                             130,030           (17,095)          122,037              (790)          234,182
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                       103,772            (1,178)           21,266               (42)          123,818
  Fidelity VIP Growth & Income (IQ3(TM))          115,968           (86,882)         (149,165)             (328)         (120,407)
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                             30,521              (901)           13,624               (28)           43,216
  Fidelity VIP Growth (AnnuiChoice(TM))             9,309           (18,761)         (157,753)           (2,517)         (169,722)
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                        79,829            (4,172)          515,978               (36)          591,599
  Fidelity VIP Growth (IQ3(TM))                    26,350          (203,144)         (263,471)             (988)         (441,253)
  Fidelity VIP Growth (Pinnacleplus(TM))           92,777            (9,560)          102,278              (193)          185,302
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                 (41)           (5,616)               12              (200)           (5,845)
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                        67,087                 -             2,889                (7)           69,969
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                           -              (651)              (17)              (52)             (720)
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                             42,805              (426)           12,315               (73)           54,621
  Fidelity VIP High Income
    (AnnuiChoice(TM))                             174,893           (65,760)         (168,895)           (1,574)          (61,336)
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                       236,230           (51,261)          814,754               (57)          999,666
  Fidelity VIP High Income (IQ3(TM))              159,697           (28,835)        1,082,032              (545)        1,212,349
  Fidelity VIP High Income
    (Pinnacleplus(TM))                            143,162            (2,373)           23,559               (27)          164,321
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                              10,361           (36,129)         (230,574)           (3,588)         (259,930)
  Fidelity VIP Index 500 (IQ3(TM))                 20,385          (413,069)          108,293              (740)         (285,131)
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                             87,383            (1,723)            8,371               (50)           93,981
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                              41,842           (39,889)          (94,731)           (3,208)          (95,986)
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*              172,471                 -           (13,949)                -           158,522
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                     282,565          (177,852)              128            (1,506)          103,335

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                     $       215,396   $       227,772   $       443,168
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*              191,795                 -           191,795
  Fidelity VIP Asset Manager (IQ3(TM))            251,148           341,201           592,349
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                              8,850            44,936            53,786
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                  (11,130)           11,130                 -
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                  (199,549)          199,549                 -
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                   (180,218)          180,218                 -
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                              23,153           255,556           278,709
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                       268,476            29,668           298,144
  Fidelity VIP Balanced (IQ3(TM))                  33,660           585,122           618,782
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                            113,548            10,889           124,437
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                             407,750           602,303         1,010,053
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                       536,671           191,699           728,370
  Fidelity VIP Contrafund (IQ3(TM))               428,384         1,690,159         2,118,543
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                            762,105            36,875           798,980
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                   (109)           32,029            31,920
  Fidelity VIP Dynamic Capital
    Appreciation (GrandMaster flex3(TM))
    (May 1)*                                       29,973                 -            29,973
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                       32,854                 -            32,854
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                (114,138)          352,152           238,014
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                              12,657           765,703           778,360
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                       372,666            85,427           458,093
  Fidelity VIP Equity-Income (IQ3(TM))             (9,723)        1,293,198         1,283,475
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                            745,291           132,889           878,180
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                             246,404           112,473           358,877
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                       130,810            29,494           160,304
  Fidelity VIP Growth & Income (IQ3(TM))         (110,453)          518,495           408,042
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                             46,673            50,795            97,468
  Fidelity VIP Growth (AnnuiChoice(TM))          (159,553)          493,987           334,434
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                       603,260            29,538           632,798
  Fidelity VIP Growth (IQ3(TM))                  (479,486)        1,013,460           533,974
  Fidelity VIP Growth (Pinnacleplus(TM))          193,464             1,642           195,106
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                              (2,492)           63,681            61,189
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                        76,161             8,660            84,821
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                        (101)           22,725            22,624
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                             56,401             9,086            65,487
  Fidelity VIP High Income
    (AnnuiChoice(TM))                             (36,097)          484,078           447,981
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                       997,727           653,384         1,651,111
  Fidelity VIP High Income (IQ3(TM))            1,264,998           712,750         1,977,748
  Fidelity VIP High Income
    (Pinnacleplus(TM))                            177,001            31,186           208,187
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                            (214,674)          743,320           528,646
  Fidelity VIP Index 500 (IQ3(TM))               (232,756)        1,075,771           843,015
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                             99,217                 -            99,217
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                             (76,388)        1,005,739           929,351
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*              162,238                 -           162,238
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                     135,293         1,175,779         1,311,072

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                               1,049              (796)           18,305            18,558
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*               16,726                 -             1,787            18,513
  Fidelity VIP Asset Manager (IQ3(TM))              7,518            (6,038)           21,049            22,529
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                  -            (3,074)            3,749               675
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                      386              (128)           (1,305)           (1,047)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                         -              (588)          (18,581)          (19,169)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                      1,062              (360)          (20,143)          (19,441)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                                   -            (1,208)            2,344             1,136
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                        21,147              (796)            2,784            23,135
  Fidelity VIP Balanced (IQ3(TM))                   7,240            (4,841)           (1,193)            1,206
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                                  -            (1,136)           11,644            10,508
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                               2,781            (3,120)           25,370            25,031
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                        23,296              (199)           17,139            40,236
  Fidelity VIP Contrafund (IQ3(TM))                22,939           (14,478)            9,065            17,526
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                             46,581            (1,669)           14,432            59,344
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                      -               (17)                -               (17)
  Fidelity VIP Dynamic Capital
    Appreciation (GrandMaster flex3(TM))
    (May 1)*                                        2,787                 -                30             2,817
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                            -                 -             3,082             3,082
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                       -            (1,911)           (6,240)           (8,151)
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                               2,494            (3,241)           (4,890)           (5,637)
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                        17,490            (1,024)           13,735            30,201
  Fidelity VIP Equity-Income (IQ3(TM))              7,288           (16,680)           (3,174)          (12,566)
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                             45,420            (3,582)           17,114            58,952
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                              12,585            (1,751)           11,640            22,474
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                         9,429              (110)            1,810            11,129
  Fidelity VIP Growth & Income (IQ3(TM))           12,580            (9,676)          (16,828)          (13,924)
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                              2,855               (88)            1,317             4,084
  Fidelity VIP Growth (AnnuiChoice(TM))             1,035            (2,306)          (17,098)          (18,369)
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                         7,707              (407)           47,702            55,002
  Fidelity VIP Growth (IQ3(TM))                     3,795           (29,773)          (43,003)          (68,981)
  Fidelity VIP Growth (Pinnacleplus(TM))            8,755              (938)            9,501            17,318
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                   -              (591)                -              (591)
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                         6,235                (1)              270             6,504
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                           -               (79)              (58)             (137)
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                              3,802               (45)            1,082             4,839
  Fidelity VIP High Income
    (AnnuiChoice(TM))                              14,050            (5,390)          (14,377)           (5,717)
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                        20,349            (4,360)           60,681            76,670
  Fidelity VIP High Income (IQ3(TM))               15,286            (2,812)           97,349           109,823
  Fidelity VIP High Income
    (Pinnacleplus(TM))                             13,274              (223)            2,148            15,199
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                               1,111            (4,129)          (25,070)          (28,088)
  Fidelity VIP Index 500 (IQ3(TM))                  2,380           (49,737)           11,469           (35,888)
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                              7,712              (158)              721             8,275
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                               3,523            (3,627)           (8,883)           (8,987)
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*               17,081                 -            (1,345)           15,736
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                      24,014           (15,262)             (162)            8,590

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                    $         2,516   $          (703)  $           (82)  $         1,731
  Fidelity VIP Mid Cap (AnnuiChoice(TM))           (5,990)          102,508            35,301           131,819
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                        (3,057)           24,394            27,259            48,596
  Fidelity VIP Mid Cap (IQ Annuity(TM))           (19,574)          104,985           192,306           277,717
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                             (5,682)           10,053            88,326            92,697
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                                  37            42,065           (21,178)           20,924
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                  (92)                8             3,390             3,306
  Fidelity VIP Overseas (IQ3(TM))                       8             8,984             2,117            11,109
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                               (497)              575             8,343             8,421

SERVICE SHARES:

  Janus Aspen Growth (AnnuiChoice(TM))
    (May 7)**                                        (115)           (1,162)               82            (1,195)
  Janus Aspen Growth (Grandmaster(TM))
    (May 7)**                                        (268)            3,747            (5,643)           (2,164)
  Janus Aspen Growth (IQ Annuity(TM))
    (May 7)**                                         (26)              699              (864)             (191)
  Janus Aspen Growth (Pinnacleplus(TM))
    (May 7)**                                         (38)             (103)             (108)             (249)
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                      (265)            8,651            (8,116)              270
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                 (37)              (26)             (224)             (287)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                      (869)           27,046           (28,197)           (2,020)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                       (442)            8,156            (7,208)              506
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                      (19)             (211)                -              (230)
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                       (20)              849              (734)               95
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                 (49)            1,336            (1,156)              131
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                      (281)            8,530            (7,851)              398
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                       (286)            9,673            (8,233)            1,154
  Janus Aspen Mid Cap Growth
    (Pinnacleplus(TM)) (May 7)**                       (5)              (21)                -               (26)
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                      (191)            6,058            (7,341)           (1,474)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                      (304)            1,187            (2,640)           (1,757)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                     (1,672)           37,839           (43,887)           (7,720)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                      (54)           (1,044)             (199)           (1,297)

CLASS 1:

  Touchstone Money Market
    (Pinnacleplus(TM))                             (2,189)                -                 -            (2,189)
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                               1,793              (283)              431             1,941
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                         2,444               348             1,023             3,815
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                       2,970             3,098            (5,360)              708
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                               4,343            24,526            41,238            70,107
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                         2,869            11,424            42,924            57,217
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                       1,803             9,930            16,446            28,179

CLASS 1B SHARES:

  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                (337)              (45)            2,596             2,214
  Putnam VT Discovery Growth
    (Grandmaster(TM))                              (1,313)           15,559           (11,086)            3,160
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                               (1,348)              900             5,948             5,500
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                                 797             1,455            12,345            14,597
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                             -                22               621               643
  Putnam VT Growth and Income
    (Grandmaster(TM))                                 612             5,045            16,836            22,493
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                2,216           101,152           (33,035)           70,333
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                (17)                5               374               362

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                    $        12,780   $       (21,991)  $        45,581   $           (60)  $        36,310
  Fidelity VIP Mid Cap (AnnuiChoice(TM))            7,952           (25,180)          172,252            (3,184)          151,840
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                       143,487              (986)          (31,499)              (91)          110,911
  Fidelity VIP Mid Cap (IQ Annuity(TM))            63,822          (111,537)           64,031              (876)           15,440
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                            323,292            (9,002)          229,398              (358)          543,330
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                              90,142            (4,129)         (136,221)           (1,132)          (51,340)
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*               16,477                 -             9,190                 -            25,667
  Fidelity VIP Overseas (IQ3(TM))                  28,272           (50,562)          (13,171)             (104)          (35,565)
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                             52,039              (554)           14,495               (39)           65,941

SERVICE SHARES:

  Janus Aspen Growth (AnnuiChoice(TM))
    (May 7)**                                           -                 -           (31,524)              (40)          (31,564)
  Janus Aspen Growth (Grandmaster(TM))
    (May 7)**                                         500                 -           (52,109)                -           (51,609)
  Janus Aspen Growth (IQ Annuity(TM))
    (May 7)**                                           -                 -            (4,873)              (14)           (4,887)
  Janus Aspen Growth (Pinnacleplus(TM))
    (May 7)**                                           -                 -            (6,158)                -            (6,158)
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                         -                 -           (71,449)             (116)          (71,565)
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                   -                 -            (3,479)                -            (3,479)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                       424              (222)         (257,002)               (8)         (256,808)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                          -            (4,920)          (80,228)              (20)          (85,168)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                    4,200                 -            (3,970)                -               230
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                         -                 -            (5,483)               (2)           (5,485)
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                   -                 -            (8,719)                -            (8,719)
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                         -            (1,321)          (43,814)              (14)          (45,149)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                         50                 -           (63,489)              (61)          (63,500)
  Janus Aspen Mid Cap Growth
    (Pinnacleplus(TM)) (May 7)**                        -                 -                26                 -                26
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                         -              (266)          (50,909)              (57)          (51,232)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                       140            (2,238)          (58,920)               (9)          (61,027)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                      1,168            (3,572)         (310,858)              (53)         (313,315)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                   13,637                 -           (15,981)               (2)           (2,346)

CLASS 1:

  Touchstone Money Market
    (Pinnacleplus(TM))                            758,268            (6,103)         (323,167)             (129)          428,869
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                  47              (878)           28,845              (113)           27,901
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                        47,829              (495)           13,919               (22)           61,231
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                       4,321           (20,700)          (32,197)              (91)          (48,667)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                              57,695            (3,864)          (60,327)           (1,027)           (7,523)
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                       168,335            (5,590)            7,361               (72)          170,034
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                      42,584           (26,668)          (46,778)             (331)          (31,193)

CLASS 1B SHARES:

  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                   -              (828)              280              (130)             (678)
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                 420              (950)          (64,890)              (10)          (65,430)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                    -            (3,429)               52               (38)           (3,415)
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                                   -            (4,901)           15,474              (800)            9,773
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                             -                 -                49                (8)               41
  Putnam VT Growth and Income
    (Grandmaster(TM))                                 742           (14,759)          (15,886)              (44)          (29,947)
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                8,239          (270,019)         (141,442)             (250)         (403,472)
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                  -                 -             3,204                (6)            3,198

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                    $        38,041   $        52,032   $        90,073
  Fidelity VIP Mid Cap (AnnuiChoice(TM))          283,659           460,336           743,995
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                       159,507           118,244           277,751
  Fidelity VIP Mid Cap (IQ Annuity(TM))           293,157         1,249,631         1,542,788
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                            636,027            49,520           685,547
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                             (30,416)          271,937           241,521
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*               28,973                              28,973
  Fidelity VIP Overseas (IQ3(TM))                 (24,456)          120,662            96,206
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                             74,362             6,528            80,890

SERVICE SHARES:

  Janus Aspen Growth (AnnuiChoice(TM))
    (May 7)**                                     (32,759)           32,759                 -
  Janus Aspen Growth (Grandmaster(TM))
    (May 7)**                                     (53,773)           53,773                 -
  Janus Aspen Growth (IQ Annuity(TM))
    (May 7)**                                      (5,078)            5,078                 -
  Janus Aspen Growth (Pinnacleplus(TM))
    (May 7)**                                      (6,407)            6,407                 -
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                   (71,295)           71,295                 -
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**              (3,766)            3,766                 -
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                  (258,828)          258,828                 -
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                    (84,662)           84,662                 -
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                        -                 -                 -
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                    (5,390)            5,390                 -
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**              (8,588)            8,588                 -
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                   (44,751)           44,751                 -
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                    (62,346)           62,346                 -
  Janus Aspen Mid Cap Growth
    (Pinnacleplus(TM)) (May 7)**                        -                                   -
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                   (52,706)           52,706                 -
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                   (62,784)           62,784                 -
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                   (321,035)          321,035                 -
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                   (3,643)            3,643                 -

CLASS 1:

  Touchstone Money Market
    (Pinnacleplus(TM))                            426,680           208,970           635,650
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                              29,842            18,050            47,892
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                        65,046             5,075            70,121
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                     (47,959)           80,695            32,736
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                              62,584           250,855           313,439
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                       227,251            77,488           304,739
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                      (3,014)          114,476           111,462

CLASS 1B SHARES:

  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                               1,536            34,163            35,699
  Putnam VT Discovery Growth
    (Grandmaster(TM))                             (62,270)          104,711            42,441
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                2,085            95,075            97,160
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                              24,370           137,967           162,337
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                           684             6,864             7,548
  Putnam VT Growth and Income
    (Grandmaster(TM))                              (7,454)          254,598           247,144
  Putnam VT Growth and Income
    (IQ Annuity(TM))                             (333,139)          978,424           645,285
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                              3,560             1,139             4,699

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                              1,270            (2,176)            4,487             3,581
  Fidelity VIP Mid Cap (AnnuiChoice(TM))              581            (2,081)           12,773            11,273
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                        11,022               (83)           (2,038)            8,901
  Fidelity VIP Mid Cap (IQ Annuity(TM))             5,058            (9,001)            4,412               469
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                             25,252              (706)           17,251            41,797
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                               8,350              (475)          (13,198)           (5,323)
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                1,685                 -               937             2,622
  Fidelity VIP Overseas (IQ3(TM))                   3,234            (5,732)           (1,572)           (4,070)
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                              4,253               (48)            1,176             5,381

SERVICE SHARES:

  Janus Aspen Growth (AnnuiChoice(TM))
    (May 7)**                                           -                (5)           (3,791)           (3,796)
  Janus Aspen Growth (Grandmaster(TM))
    (May 7)**                                          69                 -            (7,415)           (7,346)
  Janus Aspen Growth (IQ Annuity(TM))
    (May 7)**                                           -                (2)             (794)             (796)
  Janus Aspen Growth (Pinnacleplus(TM))
    (May 7)**                                           -                 -              (571)             (571)
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                         -               (11)           (7,264)           (7,275)
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                   -                 -              (350)             (350)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                        50               (27)          (32,621)          (32,598)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                          -              (608)          (10,895)          (11,503)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                      326                 -              (326)                -
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                         -                 -              (607)             (607)
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                   -                 -              (756)             (756)
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                         -              (183)           (6,120)           (6,303)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                          7                (9)           (9,430)           (9,432)
  Janus Aspen Mid Cap Growth
    (Pinnacleplus(TM)) (May 7)**                        -                 -                 -                 -
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                         -               (37)           (6,113)           (6,150)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                        18              (295)           (8,173)           (8,450)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                        154              (461)          (41,879)          (42,186)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                    1,174                 -            (1,501)             (327)

CLASS 1:

  Touchstone Money Market
    (Pinnacleplus(TM))                             76,401              (629)          (32,502)           43,270
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                   4               (77)            2,076             2,003
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                         3,514               (40)            1,001             4,475
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                         327            (1,653)           (2,599)           (3,925)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                               3,994              (337)           (5,160)           (1,503)
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                        12,233              (368)              299            12,164
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                       3,190            (2,152)           (3,602)           (2,564)

CLASS 1B SHARES:

  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                   -              (114)               34               (80)
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                  60              (129)           (8,958)           (9,027)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                    -              (352)                -              (352)
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                                   -              (562)            1,534               972
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                             -                (1)                4                 3
  Putnam VT Growth and Income
    (Grandmaster(TM))                                  75            (1,502)           (1,585)           (3,012)
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                  888           (29,043)          (14,683)          (42,838)
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                  -                (1)              287               286

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

  Putnam VT International Equity
    (AnnuiChoice(TM))                     $           274   $        12,454   $        (2,147)  $        10,581
  Putnam VT International Equity
    (GrandMaster flex3(TM))                          (512)            9,647             5,470            14,605
  Putnam VT International Equity
    (Grandmaster(TM))                                  88            37,617           (13,590)           24,115
  Putnam VT International Equity
    (IQ Annuity(TM))                                  (46)           13,865            14,003            27,822
  Putnam VT International Equity
    (Pinnacleplus(TM))                                (42)                3             1,240             1,201
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                      (367)            1,844            (2,290)             (813)
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                       (431)            4,561            (2,403)            1,727
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                              (2,077)           10,997            58,472            67,392
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                        (2,079)           20,723            25,497            44,141
  Putnam VT Small Cap Value
    (Grandmaster(TM))                             (23,193)          250,367           273,752           500,926
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                               (5,863)           43,775            80,712           118,624
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                               (811)            3,014            10,423            12,626
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                      -                 3               160               163
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                          201               446             1,908             2,555
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                             9                 7               120               136
  Putnam VT Voyager
    (GrandMaster flex3(TM))                           (54)                6               186               138
  Putnam VT Voyager (Grandmaster(TM))                (667)           (3,028)            3,140              (555)
  Putnam VT Voyager (IQ Annuity(TM))                 (324)               26             1,541             1,243
  Putnam VT Voyager (Pinnacleplus(TM))                (54)               (3)               65                 8

CLASS 2:

  Franklin Foreign Securities
    (IQ Annuity(TM))                                 (654)            3,335            19,002            21,683
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                                 338             4,157            (1,632)            2,863
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                           (42)            3,004             3,049             6,011
  Franklin Growth and Income Securities
    (Grandmaster(TM))                               4,685            27,876            (2,548)           30,013
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                                3,584             7,843            21,295            32,722
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                              2,144             7,459             6,619            16,222
  Franklin Income Securities
    (AnnuiChoice(TM))                               8,245            11,315            35,011            54,571
  Franklin Income Securities
    (GrandMaster flex3(TM))                         3,058             9,384            65,759            78,201
  Franklin Income Securities
    (Grandmaster(TM))                              16,335            64,179            30,188           110,702
  Franklin Income Securities
    (IQ Annuity(TM))                                5,789            24,203            14,920            44,912
  Franklin Income Securities
    (Pinnacleplus(TM))                              7,757             2,506            76,462            86,725
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                                (363)              (87)           10,945            10,495
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                        (1,809)            1,173            12,560            11,924
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                              (1,202)            4,047             5,601             8,446
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                               (1,565)           10,014              (164)            8,285
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                             (2,102)           (1,401)           18,047            14,544
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                                (946)            1,366            28,045            28,465
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                        (2,471)            8,261            28,668            34,458
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                                 (451)            6,595             2,854             8,998
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                             (2,059)            1,060            30,293            29,294
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                              (4,337)           30,554            53,528            79,745
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                          (815)            7,342            15,490            22,017
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                (420)           12,402            10,714            22,696
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                               (635)              923            28,895            29,183
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                (184)           (2,285)            7,186             4,717

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

  Putnam VT International Equity
    (AnnuiChoice(TM))                     $         1,264   $             -   $       (47,139)  $          (114)  $       (45,989)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                        39,694              (450)          (21,982)              (27)           17,235
  Putnam VT International Equity
    (Grandmaster(TM))                                   -           (49,340)         (125,025)              (65)         (174,430)
  Putnam VT International Equity
    (IQ Annuity(TM))                                  273           (65,080)           (4,134)             (126)          (69,067)
  Putnam VT International Equity
    (Pinnacleplus(TM))                                  -                 -            10,640                 -            10,640
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                         -                 -           (73,984)               (6)          (73,990)
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                      1,500            (5,852)         (108,764)             (207)         (113,323)
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                 472           (12,952)            1,821            (1,678)          (12,337)
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                       130,706            (1,039)           44,645               (57)          174,255
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 235          (346,511)          151,451              (515)         (195,340)
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                               50,702           (48,105)           18,629              (624)           20,602
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                             25,663              (596)           49,312               (61)           74,318
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                      -                 -             1,486                (5)            1,481
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                            -            (4,096)            4,575                (3)              476
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                             -                 -                29               (20)                9
  Putnam VT Voyager
    (GrandMaster flex3(TM))                             -                 -                (5)               (5)              (10)
  Putnam VT Voyager (Grandmaster(TM))                   -              (693)           47,067                 -            46,374
  Putnam VT Voyager (IQ Annuity(TM))               22,661                 -             5,922               (22)           28,561
  Putnam VT Voyager (Pinnacleplus(TM))              4,200                 -               182                 -             4,382

CLASS 2:

  Franklin Foreign Securities
    (IQ Annuity(TM))                               83,091           (34,299)           79,607              (174)          128,225
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                              35,206            (2,650)           22,680              (432)           54,804
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                        60,374           (18,088)            5,020               (23)           47,283
  Franklin Growth and Income Securities
    (Grandmaster(TM))                               3,730           (94,387)          (28,359)             (122)         (119,138)
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                               22,318           (24,772)           39,275              (239)           36,582
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                             57,451           (11,149)          119,982              (105)          166,179
  Franklin Income Securities
    (AnnuiChoice(TM))                             104,082           (67,890)          110,749            (1,645)          145,296
  Franklin Income Securities
    (GrandMaster flex3(TM))                       539,206           (33,974)          191,231              (283)          696,180
  Franklin Income Securities
    (Grandmaster(TM))                               7,307          (187,957)          116,108              (328)          (64,870)
  Franklin Income Securities
    (IQ Annuity(TM))                               70,214            (8,406)          129,241              (353)          190,696
  Franklin Income Securities
    (Pinnacleplus(TM))                            406,156           (21,784)          245,967              (288)          630,051
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                              86,820                 -           155,550              (267)          242,103
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                       150,968            (8,960)           44,672              (108)          186,572
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                   -           (29,091)          147,888               (35)          118,762
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                               23,886           (75,427)           43,177               (74)           (8,438)
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                            152,877            (1,635)          167,533               (67)          318,708
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                             116,453            (4,359)           35,059              (674)          146,479
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                       315,324           (10,147)            6,440               (10)          311,607
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                               51,871           (11,757)              587               (87)           40,614
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                            176,133            (7,467)           91,615               (45)          260,236
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                                   -           (87,831)          185,673              (146)           97,696
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                       105,844              (939)           21,289               (26)          126,168
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                               2,163           (18,279)           85,720               (36)           69,568
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                            141,363              (152)           34,861              (201)          175,871
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                 506              (120)           56,024              (362)           56,048

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

  Putnam VT International Equity
    (AnnuiChoice(TM))                     $       (35,408)  $       105,755   $        70,347
  Putnam VT International Equity
    (GrandMaster flex3(TM))                        31,840            49,776            81,616
  Putnam VT International Equity
    (Grandmaster(TM))                            (150,315)          334,120           183,805
  Putnam VT International Equity
    (IQ Annuity(TM))                              (41,245)          233,180           191,935
  Putnam VT International Equity
    (Pinnacleplus(TM))                             11,841                 -            11,841
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                   (74,803)           74,803                 -
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                   (111,596)          111,596                 -
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                              55,055           295,148           350,203
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                       218,396            22,373           240,769
  Putnam VT Small Cap Value
    (Grandmaster(TM))                             305,586         2,172,470         2,478,056
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                              139,226           490,667           629,893
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                             86,944            22,944           109,888
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                  1,644             1,117             2,761
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                        3,031            38,125            41,156
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                           145             2,014             2,159
  Putnam VT Voyager
    (GrandMaster flex3(TM))                           128             4,109             4,237
  Putnam VT Voyager (Grandmaster(TM))              45,819               942            46,761
  Putnam VT Voyager (IQ Annuity(TM))               29,804             6,633            36,437
  Putnam VT Voyager (Pinnacleplus(TM))              4,390                 -             4,390

CLASS 2:

  Franklin Foreign Securities
    (IQ Annuity(TM))                              149,908            58,890           208,798
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                              57,667            49,134           106,801
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                        53,294            31,047            84,341
  Franklin Growth and Income Securities
    (Grandmaster(TM))                             (89,125)          437,101           347,976
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                               69,304           342,271           411,575
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                            182,401            87,611           270,012
  Franklin Income Securities
    (AnnuiChoice(TM))                             199,867           394,992           594,859
  Franklin Income Securities
    (GrandMaster flex3(TM))                       774,381           245,309         1,019,690
  Franklin Income Securities
    (Grandmaster(TM))                              45,832         1,050,501         1,096,333
  Franklin Income Securities
    (IQ Annuity(TM))                              235,608           234,483           470,091
  Franklin Income Securities
    (Pinnacleplus(TM))                            716,776           315,323         1,032,099
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                             252,598             5,580           258,178
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                       198,496            46,076           244,572
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                             127,208            71,294           198,502
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                                 (153)          145,085           144,932
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                            333,252                 -           333,252
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                             174,944           137,897           312,841
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                       346,065            89,459           435,524
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                               49,612            56,947           106,559
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                            289,530            85,799           375,329
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                             177,441           690,968           868,409
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                       148,185            33,220           181,405
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                              92,264            55,057           147,321
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                            205,054            32,093           237,147
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                              60,765                              60,765

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

  Putnam VT International Equity
    (AnnuiChoice(TM))                                 131               (11)           (4,610)           (4,490)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                         3,761               (44)           (1,701)            2,016
  Putnam VT International Equity
    (Grandmaster(TM))                                   -            (5,361)          (13,686)          (19,047)
  Putnam VT International Equity
    (IQ Annuity(TM))                                   29            (6,789)             (413)           (7,173)
  Putnam VT International Equity
    (Pinnacleplus(TM))                                  -                 -               887               887
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                         -                 -            (5,989)           (5,989)
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                        118              (473)           (8,587)           (8,942)
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                  41            (1,113)             (150)           (1,222)
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                        10,053               (86)            4,649            14,616
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                  17           (25,176)           10,493           (14,666)
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                3,640            (3,699)            1,343             1,284
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                              2,003               (46)            3,511             5,468
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                      -                 -               132               132
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                            -              (371)              411                40
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                             -                (2)                3                 1
  Putnam VT Voyager
    (GrandMaster flex3(TM))                             -                 -                (1)               (1)
  Putnam VT Voyager (Grandmaster(TM))                   -               (58)            3,814             3,756
  Putnam VT Voyager (IQ Annuity(TM))                1,925                (2)              507             2,430
  Putnam VT Voyager (Pinnacleplus(TM))                381                 -                17               398

CLASS 2:

  Franklin Foreign Securities
    (IQ Annuity(TM))                                6,242            (2,706)            5,924             9,460
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                               2,701              (255)            1,616             4,062
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                         5,003            (1,487)              397             3,913
  Franklin Growth and Income Securities
    (Grandmaster(TM))                                 306            (7,853)           (2,396)           (9,943)
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                                1,856            (2,093)            3,233             2,996
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                              4,929              (974)           10,207            14,162
  Franklin Income Securities
    (AnnuiChoice(TM))                               8,005            (5,449)            7,930            10,486
  Franklin Income Securities
    (GrandMaster flex3(TM))                        40,875            (2,615)           14,487            52,747
  Franklin Income Securities
    (Grandmaster(TM))                                 546           (14,373)            7,956            (5,871)
  Franklin Income Securities
    (IQ Annuity(TM))                                5,292              (677)           10,012            14,627
  Franklin Income Securities
    (Pinnacleplus(TM))                             35,578            (1,877)           20,556            54,257
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                               6,936               (21)           12,743            19,658
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                        12,457              (732)            3,704            15,429
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                   2            (2,411)           12,029             9,620
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                                1,964            (6,293)            3,591              (738)
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                             13,829              (157)           15,181            28,853
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                               9,340              (396)            2,756            11,700
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                        25,334              (809)              481            25,006
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                                4,103              (959)               74             3,218
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                             15,331              (653)            8,018            22,696
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                                   -            (7,076)           14,532             7,456
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                         8,201               (71)            1,528             9,658
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                 162            (1,405)            6,835             5,592
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                             11,765               (27)            2,843            14,581
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                  40               (35)            4,065             4,070

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

  Templeton Growth Securities
    (AnnuiChoice(TM))                     $          (161)  $            45   $         8,278   $         8,162
  Templeton Growth Securities
    (GrandMaster flex3(TM))                        (1,106)               60            26,149            25,103
  Templeton Growth Securities
    (Grandmaster(TM))                                (518)           18,917            14,461            32,860
  Templeton Growth Securities
    (IQ Annuity(TM))                                 (185)            1,330            12,677            13,822
  Templeton Growth Securities
    (Pinnacleplus(TM))                               (219)               (9)           10,834            10,606
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                                (641)              432            24,652            24,443
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                          (676)              212            12,822            12,358
  Van Kampen LIT Comstock
    (Grandmaster(TM))                              (7,335)           18,474           138,502           149,641
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                 (121)             (750)              822               (49)
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                             (1,327)              773            21,711            21,157
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                 (36)                -               248               212
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                          (211)                8               823               620
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                 (67)               49               336               318
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                 (219)           (1,380)             (905)           (2,504)
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                               (952)             (948)            1,342              (558)
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                               9,022             1,951            (4,065)            6,908
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                              1,636                39             1,090             2,765
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                (166)            2,154             7,280             9,268
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                          (100)           (3,674)            8,878             5,104
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                (999)            5,510            21,604            26,115
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                                 (821)           18,915           (14,917)            3,177
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                               (114)             (408)            4,313             3,791
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                              3,673             5,713            49,861            59,247
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                              12,413            60,238            78,302           150,953
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                  (23)                3             1,000               980

CLASS B:

  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                               1,363            19,487            32,409            53,259
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                          (362)            2,976             8,471            11,085
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                     (1,632)           12,375            19,316            30,059
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                      (3,852)           18,833            58,450            73,431
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                               (101)            3,398            22,112            25,409
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                              (1,086)           42,708             1,055            42,677
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                        (6,522)           75,625            10,608            79,711
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                    (13,261)           26,742           243,653           257,134
  Scudder VIT Equity 500 Index (IQ3(TM))           (2,246)           20,687            10,503            28,944
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                             (4,018)            6,439            49,290            51,711
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                              (2,321)           40,932           (14,530)           24,081
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                        (2,581)           18,651            16,287            32,357
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*                       (383)             (332)           13,629            12,914
  Scudder VIT Small Cap Index (IQ3(TM))              (898)            6,023              (563)            4,562
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                             (4,161)            1,658            40,698            38,195

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

  Templeton Growth Securities
    (AnnuiChoice(TM))                     $         1,405   $           (80)  $        61,951   $          (138)  $        63,138
  Templeton Growth Securities
    (GrandMaster flex3(TM))                       232,879              (407)           30,565                 -           263,037
  Templeton Growth Securities
    (Grandmaster(TM))                                   -           (47,968)          144,637               (87)           96,582
  Templeton Growth Securities
    (IQ Annuity(TM))                               57,107            (1,595)           15,537               (93)           70,956
  Templeton Growth Securities
    (Pinnacleplus(TM))                             66,324                 -            27,729               (10)           94,043
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                               1,565              (149)          299,738              (566)          300,588
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                        72,598                 -            44,033                (8)          116,623
  Van Kampen LIT Comstock
    (Grandmaster(TM))                              14,177           (34,760)        2,028,001              (204)        2,007,214
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                6,000               (72)              909                 -             6,837
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                             49,484            (5,739)           24,151               (37)           67,859
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                  94                 -                (1)               (3)               90
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                         7,627                 -             8,235                 -            15,862
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                   -                 -             5,210                (2)            5,208
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                    -           (13,427)            3,392               (33)          (10,068)
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                             44,939              (294)            3,640               (12)           48,273
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                 625           (42,493)           (6,770)              (21)          (48,659)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                                  -            (1,982)           42,801               (20)           40,799
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                              (2,357)          (98,589)           91,242              (332)          (10,036)
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                        35,500               (60)            7,412               (64)           42,788
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                   -            (4,258)          182,751               (37)          178,456
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                               11,725          (143,373)          (24,598)              (21)         (156,267)
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                             18,417               (73)           20,568               (18)           38,894
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                            135,992           (14,425)           63,464              (206)          184,825
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                 700           (68,691)          133,280               (59)           65,230
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                    -                 -             5,435               (10)            5,425

CLASS B:

  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                              38,606           (47,150)          113,184            (1,529)          103,111
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                        52,856                 -            29,661               (10)           82,507
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                      1,185          (143,708)          239,502               (26)           96,953
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                       4,628           (92,984)          308,253              (107)          219,790
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                             17,759            (2,043)          129,503              (153)          145,066
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                              74,177           (86,551)          272,146            (2,415)          257,357
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                       427,119           (31,393)         (103,519)             (761)          291,446
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                      9,708          (261,384)        4,138,842              (348)        3,886,818
  Scudder VIT Equity 500 Index (IQ3(TM))          174,186           (67,858)          125,357              (461)          231,224
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                            509,990           (33,177)          152,456              (126)          629,143
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                 143           (21,065)         (127,986)           (1,610)         (150,518)
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                       162,045            (1,025)         (130,000)              (31)           30,989
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*                          -               (47)          218,154                (3)          218,104
  Scudder VIT Small Cap Index (IQ3(TM))             9,868           (15,791)           44,817               (99)           38,795
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                            246,911            (7,092)           80,408              (134)          320,093

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

  Templeton Growth Securities
    (AnnuiChoice(TM))                     $        71,300   $         5,338   $        76,638
  Templeton Growth Securities
    (GrandMaster flex3(TM))                       288,140                 -           288,140
  Templeton Growth Securities
    (Grandmaster(TM))                             129,442           197,383           326,825
  Templeton Growth Securities
    (IQ Annuity(TM))                               84,778            53,088           137,866
  Templeton Growth Securities
    (Pinnacleplus(TM))                            104,649                             104,649
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                             325,031            29,586           354,617
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                       128,981             8,828           137,809
  Van Kampen LIT Comstock
    (Grandmaster(TM))                           2,156,855            92,502         2,249,357
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                6,788                 -             6,788
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                             89,016           100,492           189,508
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                 302             3,546             3,848
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                        16,482             1,303            17,785
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                               5,526             4,385             9,911
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                              (12,572)           13,730             1,158
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                             47,715            21,752            69,467
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                             (41,751)           94,779            53,028
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                             43,564            19,484            63,048
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                (768)           62,439            61,671
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                        47,892                 -            47,892
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                             204,571            52,178           256,749
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                             (153,090)          169,552            16,462
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                             42,685               932            43,617
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                            244,072            73,636           317,708
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                             216,183           317,356           533,539
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                6,405                 -             6,405

CLASS B:

  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                             156,370           160,968           317,338
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                        93,592             4,145            97,737
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                    127,012                 -           127,012
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                     293,221           147,461           440,682
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                            170,475            47,501           217,976
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                             300,034           329,774           629,808
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                       371,157           612,850           984,007
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                  4,143,952                           4,143,952
  Scudder VIT Equity 500 Index (IQ3(TM))          260,168           160,241           420,409
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                            680,854           132,368           813,222
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                            (126,437)          317,160           190,723
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                        63,346           148,363           211,709
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*                    231,018                 -           231,018
  Scudder VIT Small Cap Index (IQ3(TM))            43,357            43,336            86,693
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                            358,288            31,559           389,847

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

  Templeton Growth Securities
    (AnnuiChoice(TM))                                 112               (16)            4,790             4,886
  Templeton Growth Securities
    (GrandMaster flex3(TM))                        17,874               (31)            2,349            20,192
  Templeton Growth Securities
    (Grandmaster(TM))                                   -            (3,758)           10,803             7,045
  Templeton Growth Securities
    (IQ Annuity(TM))                                4,348              (133)            1,179             5,394
  Templeton Growth Securities
    (Pinnacleplus(TM))                              5,579                (1)            2,368             7,946
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                                 123               (51)           22,134            22,206
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                         5,726                (1)            3,223             8,948
  Van Kampen LIT Comstock
    (Grandmaster(TM))                               1,064            (2,632)          151,162           149,594
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                  475                (6)                6               475
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                              4,180              (485)            1,948             5,643
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                   8                 -                 -                 8
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                           612                 -               695             1,307
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                   -                 -               420               420
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                    -            (1,193)              137            (1,056)
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                              4,105               (28)              116             4,193
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                  50            (3,246)             (501)           (3,697)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                                  -              (179)            3,723             3,544
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                   -            (7,057)            6,241              (816)
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                         2,602                (9)              161             2,754
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                   -              (269)           11,348            11,079
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                                  789            (9,899)           (1,744)          (10,854)
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                              1,341                (7)            1,454             2,788
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                             10,685            (1,118)            4,658            14,225
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                  52            (4,285)           10,206             5,973
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                    -                (1)              358               357

CLASS B:

  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                               3,709            (4,632)           11,359            10,436
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                         4,626                (1)            2,866             7,491
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                        117           (13,548)           24,296            10,865
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                         444            (8,813)           30,851            22,482
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                              1,423              (178)           10,453            11,698
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                               6,982            (8,335)           24,577            23,224
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                        38,515            (2,888)           (8,631)           26,996
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                        942           (24,642)          402,489           378,789
  Scudder VIT Equity 500 Index (IQ3(TM))           16,195            (6,410)           11,732            21,517
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                             45,286            (2,966)           13,526            55,846
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                  48            (2,090)          (11,715)          (13,757)
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                        13,262               (83)          (10,260)            2,919
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*                          -                (4)           19,971            19,967
  Scudder VIT Small Cap Index (IQ3(TM))               869            (1,463)            3,477             2,883
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                             20,436              (599)            6,635            26,472

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2003

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**        $           134   $         3,389   $         2,465   $         5,988
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**              (16)            1,360               619             1,963
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                    (292)          (24,854)           30,012             4,866
  Touchstone Balanced
    (AnnuiChoice(TM))                                 422            18,825            10,958            30,205
  Touchstone Balanced
    (GrandMaster flex3(TM))                           498                54             8,566             9,118
  Touchstone Balanced
    (IQ Annuity(TM))                               (1,723)           (5,503)           45,338            38,112
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                         90                 5               865               960
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                (930)              289            27,900            27,259
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                          (530)            2,790             8,165            10,425
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                               (9,226)           (3,496)          193,979           181,257
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                     (45)                1               410               366
  Touchstone Core Bond
    (AnnuiChoice(TM))                              11,816            (7,866)            1,667             5,617
  Touchstone Core Bond
    (GrandMaster flex3(TM))                         9,376            (1,049)           (5,824)            2,503
  Touchstone Core Bond
    (IQ Annuity(TM))                               10,804            (6,156)            2,712             7,360
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                     588                 3              (450)              141
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                                (176)              (73)            6,668             6,419
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                           (53)                9             1,338             1,294
  Touchstone Large Cap Value
    (IQ Annuity(TM))                               (2,237)           (3,975)           52,263            46,051
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                     (26)            1,913             2,141             4,028
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                     (90)               26             2,096             2,032
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                 679               (39)           62,397            63,037
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                             7              (230)            2,497             2,274
  Touchstone Emerging Growth
    (IQ Annuity(TM))                               (1,210)           27,655            74,077           100,522
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                     (16)                8             1,527             1,519
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                 190               111            13,440            13,741
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                            41                 2               691               734
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                   83            (1,540)            5,318             3,861
  Touchstone Growth & Income
    (AnnuiChoice(TM))                               2,051            (1,364)            6,580             7,267
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                         4,597                22             2,206             6,825
  Touchstone Growth & Income
    (IQ Annuity(TM))                                5,747            (2,344)           35,259            38,662
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                     537                 3               471             1,011
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                    (13)             (779)            1,074               282
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                     (94)             (636)            2,124             1,394
  Touchstone High Yield
    (AnnuiChoice(TM))                              21,030             7,246              (320)           27,956
  Touchstone High Yield
    (GrandMaster flex3(TM))                        25,559              (253)            6,163            31,469
  Touchstone High Yield
    (IQ Annuity(TM))                               30,569            61,364           (13,770)           78,163
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                   1,920                34              (563)            1,391
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                      613               490             7,886             8,989
  Touchstone Money Market
    (AnnuiChoice(TM))                                 (49)                -                 -               (49)
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                    (206)            2,369            (2,462)             (299)
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                    (41)           (1,981)            2,004               (18)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**               (1)               75                 -                74
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                              (4,145)           (6,377)          240,080           229,558
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                        (1,025)            6,349            26,892            32,216
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              (16,502)          (26,739)          557,634           514,393
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                     (11)                -               313               302
  Touchstone Value Plus
    (AnnuiChoice(TM))                                  38              (315)           39,316            39,039
  Touchstone Value Plus
    (GrandMaster flex3(TM))                            51               123            14,959            15,133

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**        $         1,035   $        (1,119)  $      (137,027)  $          (166)  $      (137,277)
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**                -                 -           (41,312)                -           (41,312)
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                     187            (2,465)         (231,906)              (38)         (234,222)
  Touchstone Balanced
    (AnnuiChoice(TM))                              19,367              (871)           94,479              (717)          112,258
  Touchstone Balanced
    (GrandMaster flex3(TM))                        12,524               (62)          144,714                 -           157,176
  Touchstone Balanced
    (IQ Annuity(TM))                                4,155           (41,217)              421              (232)          (36,873)
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                     19,320               (95)            1,277                 -            20,502
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                   -              (314)           34,385              (384)           33,687
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                        63,204            (1,036)           20,195                (8)           82,355
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                               53,103           (54,332)          108,102              (638)          106,235
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                   1,768                 -            21,160                 -            22,928
  Touchstone Core Bond
    (AnnuiChoice(TM))                             115,922           (10,923)          137,643            (1,793)          240,849
  Touchstone Core Bond
    (GrandMaster flex3(TM))                       323,855            (3,037)             (601)              (65)          320,152
  Touchstone Core Bond
    (IQ Annuity(TM))                               16,566           (26,821)           77,925              (845)           66,825
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                  15,750              (365)            2,308                 -            17,693
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                               1,748                 -            23,749               (87)           25,410
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                         4,469                 -             4,937                 -             9,406
  Touchstone Large Cap Value
    (IQ Annuity(TM))                               12,662            (3,125)           31,781              (108)           41,210
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                       -                 -           (99,517)                -           (99,517)
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                  16,717              (808)               (8)                -            15,901
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                               1,048              (171)          141,007              (823)          141,061
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                        10,759                 -               243                 -            11,002
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                3,000           (33,809)           55,895              (232)           24,854
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                  44,103               (60)            2,016                (2)           46,057
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   -                 -            35,178              (304)           34,874
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                             -                 -             8,065                 -             8,065
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                  179                 -            17,422                (8)           17,593
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   -                 -            66,428              (161)           66,267
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             -                 -           111,986                 -           111,986
  Touchstone Growth & Income
    (IQ Annuity(TM))                                5,052            (2,263)          119,016              (116)          121,689
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                  13,020               (80)              (10)                -            12,930
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                      -                 -            (4,276)               (6)           (4,282)
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                       -              (500)          (21,089)              (10)          (21,599)
  Touchstone High Yield
    (AnnuiChoice(TM))                               6,825            (4,957)          221,311              (865)          222,314
  Touchstone High Yield
    (GrandMaster flex3(TM))                       169,652                 -            56,154              (115)          225,691
  Touchstone High Yield
    (IQ Annuity(TM))                              122,899            (8,065)          127,956              (402)          242,388
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                  24,068              (376)              (11)               (5)           23,676
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                        -           (24,141)          (57,484)              (32)          (81,657)
  Touchstone Money Market
    (AnnuiChoice(TM))                                   -           (39,083)          234,533            (2,421)          193,029
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                       -                 -           (45,931)              (12)          (45,943)
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                      -                 -           (13,473)               (4)          (13,477)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**              704                 -              (777)               (1)              (74)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                              22,965            (7,887)          319,470            (3,377)          331,171
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                       103,003            (1,188)           22,399              (126)          124,088
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              103,969          (147,658)          347,900            (1,418)          302,793
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                   7,478                 -             9,924                 -            17,402
  Touchstone Value Plus
    (AnnuiChoice(TM))                               8,084            (1,435)          146,372              (651)          152,370
  Touchstone Value Plus
    (GrandMaster flex3(TM))                        52,698              (258)           48,325                 -           100,765

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**        $      (131,289)  $       131,289       $         -
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**          (39,349)           39,349                 -
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                (229,356)          229,356                 -
  Touchstone Balanced
    (AnnuiChoice(TM))                             142,463             7,441           149,904
  Touchstone Balanced
    (GrandMaster flex3(TM))                       166,294             1,570           167,864
  Touchstone Balanced
    (IQ Annuity(TM))                                1,239           232,270           233,509
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                     21,462                 -            21,462
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                              60,946            66,096           127,042
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                        92,780             1,952            94,732
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                              287,492           506,062           793,554
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                  23,294                 -            23,294
  Touchstone Core Bond
    (AnnuiChoice(TM))                             246,466           156,649           403,115
  Touchstone Core Bond
    (GrandMaster flex3(TM))                       322,655            22,601           345,256
  Touchstone Core Bond
    (IQ Annuity(TM))                               74,185           410,254           484,439
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                  17,834                 -            17,834
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                              31,829             3,335            35,164
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                        10,700                 -            10,700
  Touchstone Large Cap Value
    (IQ Annuity(TM))                               87,261           131,093           218,354
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                 (95,489)           95,489                 -
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                  17,933                 -            17,933
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                             204,098            72,097           276,195
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                        13,276                 -            13,276
  Touchstone Emerging Growth
    (IQ Annuity(TM))                              125,376           200,776           326,152
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                  47,576                 -            47,576
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                              48,615            17,495            66,110
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                         8,799                 -             8,799
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                               21,454            12,762            34,216
  Touchstone Growth & Income
    (AnnuiChoice(TM))                              73,534            14,610            88,144
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                       118,811               778           119,589
  Touchstone Growth & Income
    (IQ Annuity(TM))                              160,351            37,357           197,708
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                  13,941                 -            13,941
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                 (4,000)            4,000                 -
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                 (20,205)           20,205                 -
  Touchstone High Yield
    (AnnuiChoice(TM))                             250,270            28,982           279,252
  Touchstone High Yield
    (GrandMaster flex3(TM))                       257,160            90,149           347,309
  Touchstone High Yield
    (IQ Annuity(TM))                              320,551           126,526           447,077
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                  25,067                 -            25,067
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                  (72,668)           72,668                 -
  Touchstone Money Market
    (AnnuiChoice(TM))                             192,980           266,378           459,358
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                 (46,242)           46,242                 -
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                (13,495)           13,495                 -
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**                -                 -                 -
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                             560,729           356,122           916,851
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                       156,304            17,535           173,839
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              817,186         1,160,460         1,977,646
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                  17,704                 -            17,704
  Touchstone Value Plus
    (AnnuiChoice(TM))                             191,409             7,711           199,120
  Touchstone Value Plus
    (GrandMaster flex3(TM))                       115,898                 -           115,898

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**                    164              (203)          (20,670)          (20,709)
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**                -                 -            (4,613)           (4,613)
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                      33              (468)          (40,742)          (41,177)
  Touchstone Balanced
    (AnnuiChoice(TM))                               1,873              (154)           11,106            12,825
  Touchstone Balanced
    (GrandMaster flex3(TM))                         1,238                (6)           13,431            14,663
  Touchstone Balanced
    (IQ Annuity(TM))                                  431            (4,690)               40            (4,219)
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                      1,846                (9)              123             1,960
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                   -               (66)            3,536             3,470
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                         6,638              (103)            1,952             8,487
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                5,246            (6,118)           12,339            11,467
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                     162                 -             1,948             2,110
  Touchstone Core Bond
    (AnnuiChoice(TM))                              10,697            (1,179)           12,412            21,930
  Touchstone Core Bond
    (GrandMaster flex3(TM))                        30,662              (293)              (28)           30,341
  Touchstone Core Bond
    (IQ Annuity(TM))                                1,521            (2,562)            7,093             6,052
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                   1,592               (37)              232             1,787
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                                 196               (11)            3,210             3,395
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                           467                 -               504               971
  Touchstone Large Cap Value
    (IQ Annuity(TM))                                1,491              (386)            4,036             5,141
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                       -                 -           (15,014)          (15,014)
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                   1,701               (80)               (1)            1,620
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                 133               (97)           14,496            14,532
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                         1,094                 -                32             1,126
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                  245            (3,294)            5,837             2,788
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                   3,938                (5)              179             4,112
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   -               (34)            4,400             4,366
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                             -                 -               817               817
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                   23                (1)            1,715             1,737
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   -               (16)            6,317             6,301
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             -                 -            10,711            10,711
  Touchstone Growth & Income
    (IQ Annuity(TM))                                  482              (236)           13,016            13,262
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                   1,232                (7)               (1)            1,224
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                      -                (1)             (636)             (637)
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                       -               (79)           (3,201)           (3,280)
  Touchstone High Yield
    (AnnuiChoice(TM))                                 585              (492)           19,512            19,605
  Touchstone High Yield
    (GrandMaster flex3(TM))                        14,688               (10)            4,943            19,621
  Touchstone High Yield
    (IQ Annuity(TM))                               10,513              (752)           13,498            23,259
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                   2,413               (37)                -             2,376
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                        -            (4,230)           (7,586)          (11,816)
  Touchstone Money Market
    (AnnuiChoice(TM))                                   -            (4,104)           23,193            19,089
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                       -                (1)           (5,577)           (5,578)
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                      -                 -            (1,544)           (1,544)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**               89                 -               (89)                -
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                               2,172            (1,243)           36,694            37,623
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                        11,268              (137)            2,112            13,243
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                               11,213           (17,577)           40,240            33,876
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                     633                 -               846             1,479
  Touchstone Value Plus
    (AnnuiChoice(TM))                                 962              (244)           19,694            20,412
  Touchstone Value Plus
    (GrandMaster flex3(TM))                         5,328               (27)            5,695            10,996

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))  $          (683)  $        (2,852)  $        49,425   $        45,890
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                     152                 3               478               633
  JPM Bond (AnnuiChoice(TM))                       27,962             3,180           (15,688)           15,454
  JPM Bond (GrandMaster flex3(TM))                  8,785            (6,469)            2,737             5,053
  JPM Bond (IQ3(TM))                                1,657            (1,712)            1,349             1,294
  JPM Bond (Pinnacleplus(TM)) (July 15)*             (200)                5             1,036               841
  JPM International Opportunities
    (AnnuiChoice(TM))                                 (85)              125             5,934             5,974
  JPM International Opportunities
    (GrandMaster flex3(TM))                          (317)               47            12,706            12,436
  JPM International Opportunities
    (IQ3(TM))                                        (413)           22,854            10,968            33,409
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                      (3)                -               195               192
  JPM Mid Cap Value (AnnuiChoice(TM))                 (34)               84             1,179             1,229
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                          (538)               88            12,597            12,147
  JPM Mid Cap Value (IQ3(TM))                        (209)              149             4,261             4,201
  JPM Mid Cap Value (Pinnacleplus(TM))
    (July 15)*                                        (82)                8             2,223             2,149
  Van Kampen Bandwidth &
    Telecommunications (AnnuiChoice(TM))
    April 30**                                        (31)           (6,094)            6,645               520
  Van Kampen Bandwidth &
    Telecommunications (IQ Annuity(TM))
    April 30**                                       (115)          (13,020)           14,343             1,208
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    April 30**                                       (168)            5,104             2,733             7,669
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster flex3(TM))
    April 30**                                        (15)              285               128               398
  Van Kampen Biotechnology &
    Pharmaceutical (IQ Annuity(TM))
    April 30**                                       (474)           (7,472)           13,957             6,011
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) April 30**                (12)               31               190               209
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) April 30**                      (111)              897             1,245             2,031
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) April 30**                       (1)               82                 -                81
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) April 30**                      (47)            1,001              (110)              844
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) April 30**                      (136)           (6,685)            7,939             1,118

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                          (274)                -                 -              (274)
  VIP Equity-Income (Grandmaster(TM))             150,041        (1,904,891)        8,786,769         7,031,919
  VIP Growth (Grandmaster(TM))                   (230,814)       (3,453,292)        9,505,740         5,821,634
  VIP High Income (Grandmaster(TM))               664,485          (105,292)        1,858,304         2,417,497
  VIP Money Market  (July 25)**                   (36,079)                -           (11,413)          (47,492)
  VIP II Asset Manager (Grandmaster(TM))          261,727          (480,056)        1,906,114         1,687,785
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                              56,327          (409,081)          947,952           595,198
  VIP II Contrafund (Grandmaster(TM))            (205,353)       (1,823,461)        7,853,757         5,824,943
  VIP II Index 500 (Grandmaster(TM))              183,292        (3,834,605)        7,462,708         3,811,395
  VIP II Investment Grade Bond
    (Grandmaster(TM))                             437,689           201,360          (273,447)          365,602
  VIP III Balanced (Grandmaster(TM))               65,568          (185,252)          715,772           596,088
  VIP III Growth & Income
    (Grandmaster(TM))                             (12,363)         (556,772)        1,942,074         1,372,939
  VIP III Growth Opportunities
    (Grandmaster(TM))                             (12,632)         (145,966)          741,679           583,081
  VIP Overseas (Grandmaster(TM))                  (25,527)         (115,713)        2,014,806         1,873,566

SERVICE CLASS:

  Touchstone Money Market Service
    (AnnuiChoice(TM)) (July 14)*                   (5,192)                -                 -            (5,192)
  Touchstone Money Market Service Class
    (GrandMaster flex3(TM)) (July 14)*               (670)                -                 -              (670)
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                    (45,357)                -                 -           (45,357)
  Touchstone Money Market
    (IQ Annuity(TM))                                 (532)                -                 -              (532)
  VIP III Mid Cap (Grandmaster(TM))               (41,594)         (160,021)        1,442,194         1,240,579
  Janus Aspen Growth (Pinnacleplus(TM))
    (July 15)*                                         (1)                -               108               107
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (July 15)*                       -                 -               199               199
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                (704)             (536)           17,992            16,752

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))  $         3,950   $        (2,108)  $       163,131   $          (147)  $       164,826
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                  26,858              (126)               (8)                -            26,724
  JPM Bond (AnnuiChoice(TM))                       11,645           (10,301)          122,963            (4,162)          120,145
  JPM Bond (GrandMaster flex3(TM))                 69,825              (749)           95,236              (118)          164,194
  JPM Bond (IQ3(TM))                              256,394            (6,511)         (155,291)             (329)           94,263
  JPM Bond (Pinnacleplus(TM)) (July 15)*           44,431               (15)           45,776                (2)           90,190
  JPM International Opportunities
    (AnnuiChoice(TM))                                  (3)             (469)           52,939               (97)           52,370
  JPM International Opportunities
    (GrandMaster flex3(TM))                           690                 -                22                 -               712
  JPM International Opportunities
    (IQ3(TM))                                           -            (4,954)           (8,930)              (25)          (13,909)
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                   7,478                 -                 6                 -             7,484
  JPM Mid Cap Value (AnnuiChoice(TM))                  (3)             (411)            6,194               (34)            5,746
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                         5,144                 -            25,680              (192)           30,632
  JPM Mid Cap Value (IQ3(TM))                           -              (757)           10,048               (34)            9,257
  JPM Mid Cap Value (Pinnacleplus(TM))
    (July 15)*                                     84,742              (118)            6,446                 -            91,070
  Van Kampen Bandwidth &
    Telecommunications (AnnuiChoice(TM))
    April 30**                                          -                 -            (9,041)              (11)           (9,052)
  Van Kampen Bandwidth &
    Telecommunications (IQ Annuity(TM))
    April 30**                                        179              (957)          (24,261)                -           (25,039)
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    April 30**                                          -                 -           (52,650)              (57)          (52,707)
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster flex3(TM))
    April 30**                                          -                 -            (3,188)                -            (3,188)
  Van Kampen Biotechnology &
  Pharmaceutical (IQ Annuity(TM))
    April 30**                                        995           (25,193)         (142,966)              (14)         (167,178)
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) April 30**                  -                 -            (2,575)                -            (2,575)
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) April 30**                         -                 -           (24,841)               (1)          (24,842)
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) April 30**                        -                 -               (81)                -               (81)
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) April 30**                        -                 -           (13,416)              (13)          (13,429)
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) April 30**                         -              (585)          (29,572)              (17)          (30,174)

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                        26,466                 -            (1,363)             (105)           24,998
  VIP Equity-Income (Grandmaster(TM))              85,748        (3,165,399)         (936,568)          (12,763)       (4,028,982)
  VIP Growth (Grandmaster(TM))                    192,408        (2,324,215)         (700,922)          (12,138)       (2,844,867)
  VIP High Income (Grandmaster(TM))                38,580        (1,646,828)         (146,682)           (5,079)       (1,760,009)
  VIP Money Market  (July 25)**                    43,380        (3,962,828)      (10,349,189)           (3,280)      (14,271,917)
  VIP II Asset Manager (Grandmaster(TM))           39,023        (1,262,137)         (337,572)           (4,874)       (1,565,560)
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                              22,645          (431,380)         (357,399)           (1,425)         (767,559)
  VIP II Contrafund (Grandmaster(TM))             125,541        (2,908,577)       (5,494,445)          (11,523)       (8,289,004)
  VIP II Index 500 (Grandmaster(TM))              134,187        (2,614,086)      (12,044,641)           (9,139)      (14,533,679)
  VIP II Investment Grade Bond
    (Grandmaster(TM))                              83,663        (1,505,924)        1,791,888            (3,242)          366,385
  VIP III Balanced (Grandmaster(TM))               22,660          (391,166)         (564,142)           (1,971)         (934,619)
  VIP III Growth & Income
    (Grandmaster(TM))                              28,215          (788,784)          841,087            (3,925)           76,593
  VIP III Growth Opportunities
    (Grandmaster(TM))                              28,534          (319,169)          (84,116)           (1,551)         (376,302)
  VIP Overseas (Grandmaster(TM))                   15,993          (687,627)         (141,146)           (2,939)         (815,719)

SERVICE CLASS:

  Touchstone Money Market Service
    (AnnuiChoice(TM)) (July 14)*                   21,110          (409,179)        3,125,468            (9,124)        2,728,275
  Touchstone Money Market Service Class
    (GrandMaster flex3(TM)) (July 14)*            696,332                 -          (295,694)              (14)          400,624
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                     51,605        (8,577,081)       22,448,325            (2,761)       13,920,088
  Touchstone Money Market
    (IQ Annuity(TM))                               22,018           (98,219)          (24,866)              (65)         (101,132)
  VIP III Mid Cap (Grandmaster(TM))                19,100          (320,874)         (859,183)           (1,600)       (1,162,557)
  Janus Aspen Growth (Pinnacleplus(TM))
    (July 15)*                                          -                 -             6,300                 -             6,300
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (July 15)*                       -                 -             3,444                 -             3,444
  MFS Capital Opportunities
    (AnnuiChoice(TM))                               1,456              (778)           19,765              (318)           20,125

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))  $       210,716   $        23,671   $       234,387
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                  27,357                 -            27,357
  JPM Bond (AnnuiChoice(TM))                      135,599           510,999           646,598
  JPM Bond (GrandMaster flex3(TM))                169,247           148,444           317,691
  JPM Bond (IQ3(TM))                               95,557            46,063           141,620
  JPM Bond (Pinnacleplus(TM)) (July 15)*           91,031                 -            91,031
  JPM International Opportunities
    (AnnuiChoice(TM))                              58,344               659            59,003
  JPM International Opportunities
    (GrandMaster flex3(TM))                        13,148            40,081            53,229
  JPM International Opportunities
    (IQ3(TM))                                      19,500           110,427           129,927
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                   7,676                 -             7,676
  JPM Mid Cap Value (AnnuiChoice(TM))               6,975               655             7,630
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                        42,779            16,640            59,419
  JPM Mid Cap Value (IQ3(TM))                      13,458            10,782            24,240
  JPM Mid Cap Value (Pinnacleplus(TM))
    (July 15)*                                     93,219                 -            93,219
  Van Kampen Bandwidth &
    Telecommunications (AnnuiChoice(TM))
    April 30**                                     (8,532)            8,532                 -
  Van Kampen Bandwidth &
    Telecommunications (IQ Annuity(TM))
    April 30**                                    (23,831)           23,831                 -
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    April 30**                                    (45,038)           45,038                 -
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster flex3(TM))
    April 30**                                     (2,790)            2,790                 -
  Van Kampen Biotechnology &
  Pharmaceutical (IQ Annuity(TM))
    April 30**                                   (161,167)          161,167                 -
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) April 30**             (2,366)            2,366                 -
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) April 30**                   (22,811)           22,811                 -
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) April 30**                        -                 -                 -
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) April 30**                  (12,585)           12,585                 -
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) April 30**                   (29,056)           29,056                 -

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                        24,724            39,900            64,624
  VIP Equity-Income (Grandmaster(TM))           3,002,937        27,651,305        30,654,242
  VIP Growth (Grandmaster(TM))                  2,976,767        20,701,764        23,678,531
  VIP High Income (Grandmaster(TM))               657,488        10,501,613        11,159,101
  VIP Money Market  (July 25)**               (14,319,409)       14,319,409                 -
  VIP II Asset Manager (Grandmaster(TM))          122,225        11,221,354        11,343,579
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                            (172,361)        3,210,740         3,038,379
  VIP II Contrafund (Grandmaster(TM))          (2,464,061)       29,233,203        26,769,142
  VIP II Index 500 (Grandmaster(TM))          (10,722,284)       28,537,548        17,815,264
  VIP II Investment Grade Bond
    (Grandmaster(TM))                             731,987         9,129,643         9,861,630
  VIP III Balanced (Grandmaster(TM))             (338,531)        4,152,477         3,813,946
  VIP III Growth & Income
    (Grandmaster(TM))                           1,449,532         6,385,785         7,835,317
  VIP III Growth Opportunities
    (Grandmaster(TM))                             206,779         2,369,070         2,575,849
  VIP Overseas (Grandmaster(TM))                1,057,847         5,210,803         6,268,650

SERVICE CLASS:

  Touchstone Money Market Service
    (AnnuiChoice(TM)) (July 14)*                2,723,083                 -         2,723,083
  Touchstone Money Market Service Class
    (GrandMaster flex3(TM)) (July 14)*            399,954                 -           399,954
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                 13,874,731                 -        13,874,731
  Touchstone Money Market
    (IQ Annuity(TM))                             (101,664)          172,165            70,501
  VIP III Mid Cap (Grandmaster(TM))                78,022         4,728,956         4,806,978
  Janus Aspen Growth (Pinnacleplus(TM))
    (July 15)*                                      6,407                 -             6,407
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (July 15)*                   3,643                 -             3,643
  MFS Capital Opportunities
    (AnnuiChoice(TM))                              36,877            54,003            90,880

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (IQ Annuity(TM))              474              (269)           21,769            21,974
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                   2,481               (11)               (1)            2,469
  JPM Bond (AnnuiChoice(TM))                        1,088            (1,352)           11,441            11,177
  JPM Bond (GrandMaster flex3(TM))                  6,630               (82)            8,964            15,512
  JPM Bond (IQ3(TM))                               24,193              (651)          (14,791)            8,751
  JPM Bond (Pinnacleplus(TM)) (July 15)*            4,538                (2)            4,622             9,158
  JPM International Opportunities
    (AnnuiChoice(TM))                                   -               (59)            5,513             5,454
  JPM International Opportunities
    (GrandMaster flex3(TM))                            88                 -                 -                88
  JPM International Opportunities
    (IQ3(TM))                                           -              (505)             (852)           (1,357)
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                     645                 -                 -               645
  JPM Mid Cap Value (AnnuiChoice(TM))                   -               (41)              615               574
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                           509               (18)            2,699             3,190
  JPM Mid Cap Value (IQ3(TM))                           -               (79)              970               891
  JPM Mid Cap Value (Pinnacleplus(TM))
    (July 15)*                                      7,754               (11)              595             8,338
  Van Kampen Bandwidth &
    Telecommunications (AnnuiChoice(TM))
    April 30**                                          -                (5)           (3,506)           (3,511)
  Van Kampen Bandwidth &
    Telecommunications (IQ Annuity(TM))
    April 30**                                         71              (394)           (8,670)           (8,993)
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    April 30**                                          -                (8)           (6,868)           (6,876)
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster flex3(TM))
    April 30**                                          -                 -              (285)             (285)
  Van Kampen Biotechnology &
  Pharmaceutical (IQ Annuity(TM))
    April 30**                                        145            (3,813)          (20,495)          (24,163)
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) April 30**                  -                 -              (291)             (291)
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) April 30**                         -                 -            (3,425)           (3,425)
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) April 30**                        -                 -                 -                 -
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) April 30**                        -                (2)           (2,142)           (2,144)
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) April 30**                         -              (103)           (4,959)           (5,062)

INITIAL CLASS:

  Touchstone Money Market
    (GrandMaster flex3(TM))                         2,656               (11)             (131)            2,514
  VIP Equity-Income (Grandmaster(TM))               2,267           (84,968)          (26,421)         (109,122)
  VIP Growth (Grandmaster(TM))                      4,126           (51,897)          (17,377)          (65,148)
  VIP High Income (Grandmaster(TM))                 2,928          (127,445)          (14,882)         (139,399)
  VIP Money Market  (July 25)**                     2,885          (263,575)         (690,134)         (950,824)
  VIP II Asset Manager (Grandmaster(TM))            1,439           (46,110)          (12,835)          (57,506)
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                               1,418           (26,973)          (21,391)          (46,946)
  VIP II Contrafund (Grandmaster(TM))               5,480          (123,549)         (252,828)         (370,897)
  VIP II Index 500 (Grandmaster(TM))                6,235          (115,654)         (599,883)         (709,302)
  VIP II Investment Grade Bond
    (Grandmaster(TM))                               3,429           (62,273)           74,505            15,661
  VIP III Balanced (Grandmaster(TM))                1,893           (33,092)          (46,192)          (77,391)
  VIP III Growth & Income
    (Grandmaster(TM))                               2,154           (61,720)           61,844             2,278
  VIP III Growth Opportunities
    (Grandmaster(TM))                               3,523           (37,108)          (10,865)          (44,450)
  VIP Overseas (Grandmaster(TM))                      911           (38,716)           (9,309)          (47,114)

SERVICE CLASS:

  Touchstone Money Market Service
    (AnnuiChoice(TM)) (July 14)*                    2,794           (42,546)          312,606           272,854
  Touchstone Money Market Service Class
    (GrandMaster flex3(TM)) (July 14)*             69,902                (1)          (29,745)           40,156
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                      5,174          (859,798)        2,246,272         1,391,648
  Touchstone Money Market
    (IQ Annuity(TM))                                2,182            (9,762)           (2,451)          (10,031)
  VIP III Mid Cap (Grandmaster(TM))                 1,280           (20,217)          (64,915)          (83,852)
  Janus Aspen Growth (Pinnacleplus(TM))
    (July 15)*                                          -                 -               571               571
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (July 15)*                       -                 -               327               327
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                 185              (143)            2,744             2,786

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                    INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ---------------------------------------------------------------------
                                                                               CHANGE IN NET
                                                                                UNREALIZED
                                                             NET REALIZED      APPRECIATION     NET INCREASE IN
                                                            GAIN (LOSS) ON    (DEPRECIATION)       NET ASSETS
                                          NET INVESTMENT        SALE OF           DURING         RESULTING FROM
                 DIVISION                  INCOME (LOSS)      INVESTMENTS       THE PERIOD         OPERATIONS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

  MFS Capital Opportunities
    (Grandmaster(TM))                     $          (662)  $          (785)  $        13,680   $        12,233
  MFS Capital Opportunities
    (IQ Annuity(TM))                               (2,230)          (19,358)           56,504            34,916
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                      (1)                -                19                18
  MFS Emerging Growth
    (AnnuiChoice(TM))                                  (5)                2                98                95
  MFS Emerging Growth
    (GrandMaster flex3(TM))                          (254)             (187)            4,235             3,794
  MFS Emerging Growth (Grandmaster(TM))              (241)             (439)            4,005             3,325
  MFS Emerging Growth (IQ Annuity(TM))             (8,356)           13,513           138,814           143,971
  MFS Emerging Growth (Pinnacleplus(TM))
    (July 15)*                                         (6)                -                62                56
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                (219)            1,430             2,761             3,972
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                          (431)               38             6,045             5,652
  MFS Investors Growth Stock
    (Grandmaster(TM))                                (193)              (64)            3,011             2,754
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                 (617)           (1,122)            5,994             4,255
  MFS Investors Growth Stock
    (Pinnacleplus(TM)) (July 15)*                     (72)                1             1,240             1,169
  MFS Investors Trust (AnnuiChoice(TM))               (86)               (4)            3,114             3,024
  MFS Investors Trust
    (GrandMaster flex3(TM))                          (202)               30             4,409             4,237
  MFS Investors Trust  (Grandmaster(TM))             (969)            6,059            18,163            23,253
  MFS Investors Trust (IQ Annuity(TM))               (838)          (11,560)           28,303            15,905
  MFS Investors Trust (Pinnacleplus(TM))
    (July 15)*                                        (42)                2             1,379             1,339
  MFS Mid Cap Growth (AnnuiChoice(TM))             (1,053)           (7,051)           32,611            24,507
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                          (442)               82             9,527             9,167
  MFS Mid Cap Growth (Grandmaster(TM))             (3,031)            3,251            24,834            25,054
  MFS Mid Cap Growth (IQ Annuity(TM))              (1,959)           24,101            17,442            39,584
  MFS New Discovery (AnnuiChoice(TM))              (1,286)             (459)           38,111            36,366
  MFS New Discovery (Grandmaster(TM))              (4,181)           (6,402)           91,094            80,511
  MFS New Discovery (IQ Annuity(TM))               (1,894)              278            37,710            36,094
  MFS New Discovery (Pinnacleplus(TM))
    (July 15)*                                         (7)                -                21                14
  MFS Research (AnnuiChoice(TM))                     (278)             (123)           10,466            10,065
  MFS Research (Grandmaster(TM))                     (133)              277             2,805             2,949
  MFS Research (IQ3(TM))                               (4)                1                59                56
  MFS Total Return (AnnuiChoice(TM))                2,536            (4,243)           93,393            91,686
  MFS Total Return
    (GrandMaster flex3(TM))                          (463)             (402)            9,414             8,549
  MFS Total Return (Grandmaster(TM))                2,758             1,267           220,721           224,746
  MFS Total Return (IQ Annuity(TM))                 2,556           (10,709)          164,351           156,198
  MFS Total Return (Pinnacleplus(TM))
    (July 15)*                                       (558)               48            10,236             9,726

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                   (12,649)                -                 -           (12,649)
  VIP Aggressive Growth (IQ Annuity(TM))             (716)             (858)           13,945            12,371
  VIP Asset Manager (AnnuiChoice(TM))               2,595              (588)           22,499            24,506
  VIP Asset Manager (IQ Annuity(TM))                4,934              (732)           39,848            44,050
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                    (175)               13             2,162             2,000
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                     (31)                1               662               632
  VIP Asset Manager: Growth
    (AnnuiChoice(TM))                                 424            (1,923)           41,327            39,828
  VIP Asset Manager: Growth
    (IQ Annuity(TM))                                1,904            (2,868)           33,157            32,193
  VIP Balanced (AnnuiChoice(TM))                    1,286            13,164            23,713            38,163
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*                  (99)                1               815               717
  VIP Balanced (IQ Annuity(TM))                     8,837           (23,717)          113,048            98,168
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                     (31)                1               418               388

                                                    INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          ---------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                                                                  (DECREASE) IN
                                                                               NET TRANSFERS                      NET ASSETS FROM
                                           CONTRIBUTIONS       CONTRACT            AMONG            CONTRACT         CONTRACT
                                           FROM CONTRACT     TERMINATIONS       INVESTMENT        MAINTENANCE         RELATED
                 DIVISION                     HOLDERS        AND BENEFITS         OPTIONS           CHARGES        TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

  MFS Capital Opportunities
    (Grandmaster(TM))                     $         2,535   $        (2,500)  $        75,679   $           (64)  $        75,650
  MFS Capital Opportunities
    (IQ Annuity(TM))                                    -            (3,489)           41,077               (44)           37,544
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                       -                 -               555                 -               555
  MFS Emerging Growth
    (AnnuiChoice(TM))                                   -                 -             1,037               (62)              975
  MFS Emerging Growth
    (GrandMaster flex3(TM))                        24,000                 -               205                 -            24,205
  MFS Emerging Growth (Grandmaster(TM))                 -            (9,980)           36,786                (8)           26,798
  MFS Emerging Growth (IQ Annuity(TM))              1,743           (61,778)          (49,244)             (473)         (109,752)
  MFS Emerging Growth (Pinnacleplus(TM))
    (July 15)*                                          -                 -             2,185                 -             2,185
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                               3,496                 -           (32,924)              (54)          (29,482)
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                         3,750                 -            23,674              (119)           27,305
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   -            (2,389)              771                (6)           (1,624)
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                    -           (12,727)          (15,922)             (131)          (28,780)
  MFS Investors Growth Stock
    (Pinnacleplus(TM)) (July 15)*                  28,719                 -             6,860                (7)           35,572
  MFS Investors Trust (AnnuiChoice(TM))                 -                 -               (14)              (10)              (24)
  MFS Investors Trust
    (GrandMaster flex3(TM))                         5,274                 -            47,876               (25)           53,125
  MFS Investors Trust  (Grandmaster(TM))              280           (35,627)          (21,603)              (54)          (57,004)
  MFS Investors Trust (IQ Annuity(TM))             30,538           (46,342)           12,618              (105)           (3,291)
  MFS Investors Trust (Pinnacleplus(TM))
    (July 15)*                                     23,521                 -             3,400                (2)           26,919
  MFS Mid Cap Growth (AnnuiChoice(TM))              6,433              (463)          195,015              (617)          200,368
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                         3,750                 -            22,037              (127)           25,660
  MFS Mid Cap Growth (Grandmaster(TM))              1,875           (13,474)        1,135,494               (98)        1,123,797
  MFS Mid Cap Growth (IQ Annuity(TM))               1,123            (4,063)          114,383              (148)          111,295
  MFS New Discovery (AnnuiChoice(TM))                   -                 -             4,674              (692)            3,982
  MFS New Discovery (Grandmaster(TM))                   -           (45,353)          106,800               (88)           61,359
  MFS New Discovery (IQ Annuity(TM))                    -            (2,507)            7,205               (61)            4,637
  MFS New Discovery (Pinnacleplus(TM))
    (July 15)*                                          -                 -             3,144                 -             3,144
  MFS Research (AnnuiChoice(TM))                        -                 -             3,988              (224)            3,764
  MFS Research (Grandmaster(TM))                        -            (2,166)               38                (2)           (2,130)
  MFS Research (IQ3(TM))                                -                 -               656                (3)              653
  MFS Total Return (AnnuiChoice(TM))               21,450            (8,202)          336,287            (3,389)          346,146
  MFS Total Return
    (GrandMaster flex3(TM))                        38,428               (69)           77,030              (122)          115,267
  MFS Total Return (Grandmaster(TM))                5,057          (149,909)          115,212              (457)          (30,097)
  MFS Total Return (IQ Annuity(TM))                97,235          (133,717)          250,878            (1,207)          213,189
  MFS Total Return (Pinnacleplus(TM))
    (July 15)*                                    272,356              (740)           15,343                (7)          286,952

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                   636,700        (2,948,569)        5,736,403            (1,471)        3,423,063
  VIP Aggressive Growth (IQ Annuity(TM))                -            (5,333)               (8)             (130)           (5,471)
  VIP Asset Manager (AnnuiChoice(TM))                  (5)           (4,218)          104,307              (799)           99,285
  VIP Asset Manager (IQ Annuity(TM))               13,467           (18,460)           74,167              (241)           68,933
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                  43,510              (553)              (21)                -            42,936
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                   9,943                 -               555                 -            10,498
  VIP Asset Manager: Growth
    (AnnuiChoice(TM))                              91,021            (6,934)            7,304              (609)           90,782
  VIP Asset Manager: Growth
    (IQ Annuity(TM))                                    -           (22,911)           20,455               (80)           (2,536)
  VIP Balanced (AnnuiChoice(TM))                   15,912            (9,505)           77,945            (1,254)           83,098
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*               28,941                 -                16                (6)           28,951
  VIP Balanced (IQ Annuity(TM))                   224,664          (117,674)         (189,507)             (275)          (82,792)
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                   9,943                 -               558                 -            10,501

                                              INCREASE        NET ASSETS,
                                           (DECREASE) IN     BEGINNING OF     NET ASSETS, END
                 DIVISION                    NET ASSETS          YEAR            OF YEAR
---------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

  MFS Capital Opportunities
    (Grandmaster(TM))                     $        87,883   $        25,908   $       113,791
  MFS Capital Opportunities
    (IQ Annuity(TM))                               72,460           124,828           197,288
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                     573                 -               573
  MFS Emerging Growth
    (AnnuiChoice(TM))                               1,070                 -             1,070
  MFS Emerging Growth
    (GrandMaster flex3(TM))                        27,999                 -            27,999
  MFS Emerging Growth (Grandmaster(TM))            30,123             8,410            38,533
  MFS Emerging Growth (IQ Annuity(TM))             34,219           530,161           564,380
  MFS Emerging Growth (Pinnacleplus(TM))
    (July 15)*                                      2,241                 -             2,241
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                             (25,510)           39,866            14,356
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                        32,957             4,198            37,155
  MFS Investors Growth Stock
    (Grandmaster(TM))                               1,130            13,482            14,612
  MFS Investors Growth Stock
    (IQ Annuity(TM))                              (24,525)           59,737            35,212
  MFS Investors Growth Stock
    (Pinnacleplus(TM)) (July 15)*                  36,741                 -            36,741
  MFS Investors Trust (AnnuiChoice(TM))             3,000            14,671            17,671
  MFS Investors Trust
    (GrandMaster flex3(TM))                        57,362                 -            57,362
  MFS Investors Trust  (Grandmaster(TM))          (33,751)          124,454            90,703
  MFS Investors Trust (IQ Annuity(TM))             12,614           102,671           115,285
  MFS Investors Trust (Pinnacleplus(TM))
    (July 15)*                                     28,258                 -            28,258
  MFS Mid Cap Growth (AnnuiChoice(TM))            224,875            57,929           282,804
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        34,827             4,269            39,096
  MFS Mid Cap Growth (Grandmaster(TM))          1,148,851            36,383         1,185,234
  MFS Mid Cap Growth (IQ Annuity(TM))             150,879           106,159           257,038
  MFS New Discovery (AnnuiChoice(TM))              40,348           108,598           148,946
  MFS New Discovery (Grandmaster(TM))             141,870           275,024           416,894
  MFS New Discovery (IQ Annuity(TM))               40,731           110,097           150,828
  MFS New Discovery (Pinnacleplus(TM))
    (July 15)*                                      3,158                 -             3,158
  MFS Research (AnnuiChoice(TM))                   13,829            39,580            53,409
  MFS Research (Grandmaster(TM))                      819            13,826            14,645
  MFS Research (IQ3(TM))                              709                 -               709
  MFS Total Return (AnnuiChoice(TM))              437,832           363,865           801,697
  MFS Total Return
    (GrandMaster flex3(TM))                       123,816             8,769           132,585
  MFS Total Return (Grandmaster(TM))              194,649         1,663,053         1,857,702
  MFS Total Return (IQ Annuity(TM))               369,387           841,565         1,210,952
  MFS Total Return (Pinnacleplus(TM))
    (July 15)*                                    296,678                 -           296,678

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                 3,410,414                 -         3,410,414
  VIP Aggressive Growth (IQ Annuity(TM))            6,900            45,569            52,469
  VIP Asset Manager (AnnuiChoice(TM))             123,791           103,981           227,772
  VIP Asset Manager (IQ Annuity(TM))              112,983           228,218           341,201
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                  44,936                 -            44,936
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                  11,130                 -            11,130
  VIP Asset Manager: Growth
    (AnnuiChoice(TM))                             130,610            68,939           199,549
  VIP Asset Manager: Growth
    (IQ Annuity(TM))                               29,657           150,561           180,218
  VIP Balanced (AnnuiChoice(TM))                  121,261           134,295           255,556
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*               29,668                 -            29,668
  VIP Balanced (IQ Annuity(TM))                    15,376           569,746           585,122
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                  10,889                 -            10,889

                                                                    UNIT TRANSACTIONS
                                          ---------------------------------------------------------------------
                                                                                                   INCREASE
                                              UNITS              UNITS             UNITS         (DECREASE) IN
                 DIVISION                   PURCHASED           REDEEMED        TRANSFERRED          UNITS
---------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

  MFS Capital Opportunities
    (Grandmaster(TM))                                 430              (403)           11,707            11,735
  MFS Capital Opportunities
    (IQ Annuity(TM))                                    -              (587)            6,702             6,114
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                       -                 -                53                53
  MFS Emerging Growth
    (AnnuiChoice(TM))                                   -                (8)              133               126
  MFS Emerging Growth
    (GrandMaster flex3(TM))                         2,660                 -                28             2,687
  MFS Emerging Growth (Grandmaster(TM))                 -            (1,468)            4,841             3,373
  MFS Emerging Growth (IQ Annuity(TM))                311           (11,789)           (8,445)          (19,923)
  MFS Emerging Growth (Pinnacleplus(TM))
    (July 15)*                                          -                 -               211               211
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                 404                (7)           (4,274)           (3,877)
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                           396               (13)            2,809             3,193
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   -              (292)               92              (199)
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                    -            (2,121)           (3,773)           (5,894)
  MFS Investors Growth Stock
    (Pinnacleplus(TM)) (July 15)*                   2,865                (1)              679             3,543
  MFS Investors Trust (AnnuiChoice(TM))                 -                (1)                -                (1)
  MFS Investors Trust
    (GrandMaster flex3(TM))                           513                (3)            4,994             5,505
  MFS Investors Trust  (Grandmaster(TM))               37            (4,397)           (2,018)           (6,378)
  MFS Investors Trust (IQ Annuity(TM))              4,113            (6,785)            1,659            (1,013)
  MFS Investors Trust (Pinnacleplus(TM))
    (July 15)*                                      2,283                 -               319             2,602
  MFS Mid Cap Growth (AnnuiChoice(TM))                995              (159)           26,208            27,044
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                           403               (13)            2,742             3,131
  MFS Mid Cap Growth (Grandmaster(TM))                317            (2,761)          189,619           187,176
  MFS Mid Cap Growth (IQ Annuity(TM))                 208              (803)           20,852            20,258
  MFS New Discovery (AnnuiChoice(TM))                   -               (85)              681               596
  MFS New Discovery (Grandmaster(TM))                   -            (6,347)           12,705             6,359
  MFS New Discovery (IQ Annuity(TM))                    -              (364)            1,133               768
  MFS New Discovery (Pinnacleplus(TM))
    (July 15)*                                          -                 -               285               285
  MFS Research (AnnuiChoice(TM))                        -               (28)              549               522
  MFS Research (Grandmaster(TM))                        -              (256)                5              (251)
  MFS Research (IQ3(TM))                                -                (0)               71                71
  MFS Total Return (AnnuiChoice(TM))                2,122            (1,172)           34,640            35,590
  MFS Total Return
    (GrandMaster flex3(TM))                         3,755               (19)            7,602            11,339
  MFS Total Return (Grandmaster(TM))                  532           (15,949)           10,983            (4,434)
  MFS Total Return (IQ Annuity(TM))                10,345           (13,991)           27,232            23,585
  MFS Total Return (Pinnacleplus(TM))
    (July 15)*                                     26,449               (71)            1,453            27,831

SERVICE CLASS 2:

  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                    63,867          (295,366)          573,910           342,411
  VIP Aggressive Growth (IQ Annuity(TM))                -              (635)                -              (635)
  VIP Asset Manager (AnnuiChoice(TM))                   8              (504)           10,499            10,003
  VIP Asset Manager (IQ Annuity(TM))                1,366            (1,931)            8,043             7,478
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                   4,351               (54)               (1)            4,296
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                     993                 -                54             1,047
  VIP Asset Manager: Growth
    (AnnuiChoice(TM))                              11,118              (858)              846            11,106
  VIP Asset Manager: Growth
    (IQ Annuity(TM))                                    -            (2,621)            2,355              (266)
  VIP Balanced (AnnuiChoice(TM))                    1,576            (1,108)            8,896             9,364
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*                2,656                (1)                1             2,656
  VIP Balanced (IQ Annuity(TM))                    26,673           (12,459)          (21,688)           (7,474)
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                     991                 -                55             1,046

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                          INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                   --------------------------------------------------------------------
                                                                                       CHANGE IN NET
                                                                                         UNREALIZED
                                                                      NET REALIZED      APPRECIATION    NET INCREASE IN
                                                                     GAIN (LOSS) ON    (DEPRECIATION)      NET ASSETS
                                                   NET INVESTMENT       SALE OF          DURING THE     RESULTING FROM
                    DIVISION                        INCOME (LOSS)     INVESTMENTS          PERIOD         OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Contrafund (AnnuiChoice(TM))                $       (3,432)   $        5,797    $      119,967   $       122,332
   VIP Contrafund (GrandMaster flex3(TM))                  (1,150)            2,267            22,544            23,661
   VIP Contrafund (IQ Annuity(TM))                        (16,147)            2,936           345,536           332,325
   Fidelity VIP Contrafund (Pinnacleplus(TM))
    (July 15)*                                                (84)                2             1,389             1,307
   VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                        (286)               44             6,390             6,148
   VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                       (4,591)              142            70,858            66,409
   VIP Equity-Income (AnnuiChoice(TM))                        (72)           (5,551)          175,140           169,517
   VIP Equity-Income (GrandMaster flex3(TM))                 (374)              141            11,892            11,659
   VIP Equity-Income  (IQ Annuity(TM))                      2,793           (49,877)          333,634           286,550
   Fidelity Equity Income (Pinnacleplus(TM))
    (July 15)*                                               (286)               19             9,540             9,273
   VIP Growth & Income (AnnuiChoice(TM))                     (233)            6,026            12,177            17,970
   VIP Growth & Income (GrandMaster flex3(TM))               (123)              128             2,073             2,078
   VIP Growth & Income (IQ Annuity(TM))                    (1,783)          (10,155)          115,984           104,046
   Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                            (129)                4             1,989             1,864
   VIP Growth (AnnuiChoice(TM))                            (3,351)           (4,670)          117,107           109,086
   VIP Growth (GrandMaster flex3(TM))                        (135)               89             2,610             2,564
   VIP Growth (IQ Annuity(TM))                            (15,526)          103,325           220,217           308,016
   Fidelity VIP Growth (Pinnacleplus(TM))
    (July 15)*                                                 (1)                -                65                64
   VIP Growth Opportunities (AnnuiChoice(TM))                (334)             (490)           15,052            14,228
   VIP Growth Opportunities
    (GrandMaster flex3(TM))                                   (50)                5               962               917
   VIP Growth Opportunities (IQ Annuity(TM))                 (170)              (93)            3,738             3,475
   VIP Growth Opportunities (Pinnacleplus(TM))
    (July 15)*                                                (36)                1               607               572
   VIP High Income (AnnuiChoice(TM))                        2,254            41,159            30,622            74,035
   Fidelity High Income (GrandMaster flex3(TM))
    (May 1)*                                                 (607)               55             7,460             6,908
   VIP High Income (IQ Annuity(TM))                        13,246            66,508            20,117            99,871
   Fidelity VIP High Income (Pinnacleplus(TM))
    (July 15)*                                               (117)               60             1,935             1,878
   VIP Index 500 (AnnuiChoice(TM))                         (2,251)           32,884           106,539           137,172
   VIP Index 500 (IQ Annuity(TM))                          (3,873)           48,097           161,782           206,006
   VIP Investment Grade Bond (AnnuiChoice(TM))             25,645             1,615              (660)           26,600
   VIP Investment Grade Bond (IQ Annuity(TM))              40,212            63,649           (70,301)           33,560
   Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                             (99)                3               318               222
   VIP Mid Cap (AnnuiChoice(TM))                           (2,372)           (9,436)          120,631           108,823
   VIP Mid Cap (GrandMaster flex3(TM))                       (627)              286            17,950            17,609
   VIP Mid Cap (IQ Annuity(TM))                           (11,897)           13,041           318,793           319,937
   Fidelity VIP Mid Cap (Pinnacleplus(TM))
    (July 15)*                                               (228)               79             6,325             6,176
   VIP Overseas (AnnuiChoice(TM))                          (1,141)          (11,709)           76,973            64,123
   VIP Overseas (IQ Annuity(TM))                           (1,185)           48,900            15,765            63,480
   Fidelity VIP Overseas (Pinnacleplus(TM))
    (July 15)*                                                 (8)                -               308               300
   VIP Money Market (IQ Annuity(TM)) (July 25)**          (19,248)                -                 -           (19,248)
   VIP Money Market (AnnuiChoice(TM))
    (July 25)**                                            (4,068)                -                 -            (4,068)
   VIP Money Market  (July 25)**                              (96)                -                 -               (96)
   SERVICE SHARES:
   Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                          (140)          (18,032)           22,986             4,814
   Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                           (5)              196                46               237
   Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                         (120)          (22,257)           26,952             4,575
   Janus Aspen Core Equity (IQ Annuity(TM))
    (January 17)**                                            (56)           (6,475)            7,539             1,008
   Janus Aspen Core Equity (AnnuiChoice(TM))
    (January 17)**                                            (11)           (3,468)            3,774               295

                                                        INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                  ---------------------------------------------------------------------------------
                                                                                 NET TRANSFERS                     NET INCREASE
                                                  CONTRIBUTIONS     CONTRACT         AMONG        CONTRACT       (DECREASE) IN NET
                                                  FROM CONTRACT   TERMINATIONS    INVESTMENT     MAINTENANCE   ASSETS FROM CONTRACT
                DIVISION                             HOLDERS      AND BENEFITS      OPTIONS        CHARGES     RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Contrafund (AnnuiChoice(TM))               $     103,312   $    (11,681)  $     144,685   $    (2,207)  $            234,109
   VIP Contrafund (GrandMaster flex3(TM))                99,362           (503)         61,719          (177)               160,401
   VIP Contrafund (IQ Annuity(TM))                      118,188       (209,594)        460,152          (840)               367,906
   Fidelity VIP Contrafund (Pinnacleplus(TM))
    (July 15)*                                           24,238              -          11,332            (2)                35,568
   VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                         -              -             (19)         (182)                  (201)
   VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                          -         (2,149)            109           (51)                (2,091)
   VIP Equity-Income (AnnuiChoice(TM))                  101,129        (23,110)        231,425        (2,954)               306,490
   VIP Equity-Income (GrandMaster flex3(TM))             19,489         (1,051)         53,869           (29)                72,278
   VIP Equity-Income  (IQ Annuity(TM))                   56,383       (129,644)         85,695        (1,089)                11,345
   Fidelity Equity Income (Pinnacleplus(TM))
    (July 15)*                                          114,731           (126)          9,013            (2)               123,616
   VIP Growth & Income (AnnuiChoice(TM))                  6,390         (6,093)         36,213          (549)                35,961
   VIP Growth & Income (GrandMaster flex3(TM))            5,717         (1,176)         21,967            (6)                26,502
   VIP Growth & Income (IQ Annuity(TM))                  18,559       (157,047)         58,031          (452)               (80,909)
   Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                        31,083              -          17,850            (2)                48,931
   VIP Growth (AnnuiChoice(TM))                          45,509         (6,308)        142,230        (2,040)               179,391
   VIP Growth (GrandMaster flex3(TM))                    12,848           (400)         14,526             -                 26,974
   VIP Growth (IQ Annuity(TM))                           10,112       (174,031)        262,512        (1,777)                96,816
   Fidelity VIP Growth (Pinnacleplus(TM))
    (July 15)*                                                -              -           1,578             -                  1,578
   VIP Growth Opportunities (AnnuiChoice(TM))               (42)        (5,602)         15,156          (204)                 9,308
   VIP Growth Opportunities
    (GrandMaster flex3(TM))                               4,469              -           3,274             -                  7,743
   VIP Growth Opportunities (IQ Annuity(TM))                  -         (1,500)         14,304           (27)                12,777
   VIP Growth Opportunities (Pinnacleplus(TM))
    (July 15)*                                            8,515              -              (1)            -                  8,514
   VIP High Income (AnnuiChoice(TM))                      7,794         (7,712)        346,589        (2,100)               344,571
   Fidelity High Income (GrandMaster flex3(TM))
    (May 1)*                                             54,469         (4,890)        596,897             -                646,476
   VIP High Income (IQ Annuity(TM))                      68,631       (929,759)      1,228,589          (195)               367,266
   Fidelity VIP High Income (Pinnacleplus(TM))
    (July 15)*                                           16,717           (840)         13,432            (1)                29,308
   VIP Index 500 (AnnuiChoice(TM))                          (45)       (15,617)        340,185        (3,853)               320,670
   VIP Index 500 (IQ Annuity(TM))                        76,988       (111,474)        328,298          (764)               293,048
   VIP Investment Grade Bond (AnnuiChoice(TM))          108,129        (17,640)        487,892        (3,328)               575,053
   VIP Investment Grade Bond (IQ Annuity(TM))            96,865       (259,221)       (389,104)       (1,321)              (552,781)
   Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                        51,941           (123)             (3)           (5)                51,810
   VIP Mid Cap (AnnuiChoice(TM))                              -         (3,553)        132,791        (1,730)               127,508
   VIP Mid Cap (GrandMaster flex3(TM))                   85,766              -           9,423           (13)                95,176
   VIP Mid Cap (IQ Annuity(TM))                          58,317       (128,039)         89,212          (514)                18,976
   Fidelity VIP Mid Cap (Pinnacleplus(TM))
    (July 15)*                                           40,561           (867)          3,650             -                 43,344
   VIP Overseas (AnnuiChoice(TM))                        45,512         (3,556)         97,262          (881)               138,337
   VIP Overseas (IQ Annuity(TM))                          5,000           (288)        (11,289)          (59)                (6,636)
   Fidelity VIP Overseas (Pinnacleplus(TM))
    (July 15)*                                                -              -           6,231            (3)                 6,228
   VIP Money Market (IQ Annuity(TM)) (July 25)**      2,378,865     (2,150,802)     (4,909,927)       (2,276)            (4,684,140)
   VIP Money Market (AnnuiChoice(TM))
    (July 25)**                                         275,904        (74,703)     (4,094,750)      (10,940)            (3,904,489)
   VIP Money Market  (July 25)**                         90,334              -         (90,235)           (3)                    96
   SERVICE SHARES:
   Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                           -              -        (203,462)            -               (203,462)
   Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                          -              -          (9,953)            -                 (9,953)
   Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                          -         (1,255)       (187,133)            -               (188,388)
   Janus Aspen Core Equity (IQ Annuity(TM))
    (January 17)**                                            -              -         (80,013)            -                (80,013)
   Janus Aspen Core Equity (AnnuiChoice(TM))
    (January 17)**                                            -            (60)        (22,573)            -                (22,633)

                                                     INCREASE       NET ASSETS,
                                                   (DECREASE) IN    BEGINNING OF   NET ASSETS, END
                DIVISION                            NET ASSETS          YEAR          OF YEAR
--------------------------------------------------------------------------------------------------
Service Class 2 (continued):
   VIP Contrafund (AnnuiChoice(TM))                $     356,441    $    245,862   $       602,303
   VIP Contrafund (GrandMaster flex3(TM))                184,062           7,637           191,699
   VIP Contrafund (IQ Annuity(TM))                       700,231         989,928         1,690,159
   Fidelity VIP Contrafund (Pinnacleplus(TM))
    (July 15)*                                            36,875               -            36,875
   VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                      5,947          26,082            32,029
   VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                      64,318         287,834           352,152
   VIP Equity-Income (AnnuiChoice(TM))                   476,007         289,696           765,703
   VIP Equity-Income (GrandMaster flex3(TM))              83,937           1,490            85,427
   VIP Equity-Income  (IQ Annuity(TM))                   297,895         995,303         1,293,198
   Fidelity Equity Income (Pinnacleplus(TM))
    (July 15)*                                           132,889               -           132,889
   VIP Growth & Income (AnnuiChoice(TM))                  53,931          58,542           112,473
   VIP Growth & Income (GrandMaster flex3(TM))            28,580             914            29,494
   VIP Growth & Income (IQ Annuity(TM))                   23,137         495,358           518,495
   Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                         50,795               -            50,795
   VIP Growth (AnnuiChoice(TM))                          288,477         205,510           493,987
   VIP Growth (GrandMaster flex3(TM))                     29,538               -            29,538
   VIP Growth (IQ Annuity(TM))                           404,832         608,628         1,013,460
   Fidelity VIP Growth (Pinnacleplus(TM))
    (July 15)*                                             1,642               -             1,642
   VIP Growth Opportunities (AnnuiChoice(TM))             23,536          40,145            63,681
   VIP Growth Opportunities
    (GrandMaster flex3(TM))                                8,660               -             8,660
   VIP Growth Opportunities (IQ Annuity(TM))              16,252           6,473            22,725
   VIP Growth Opportunities (Pinnacleplus(TM))
    (July 15)*                                             9,086               -             9,086
   VIP High Income (AnnuiChoice(TM))                     418,606          65,472           484,078
   Fidelity High Income (GrandMaster flex3(TM))
    (May 1)*                                             653,384               -           653,384
   VIP High Income (IQ Annuity(TM))                      467,137         245,613           712,750
   Fidelity VIP High Income (Pinnacleplus(TM))
    (July 15)*                                            31,186               -            31,186
   VIP Index 500 (AnnuiChoice(TM))                       457,842         285,478           743,320
   VIP Index 500 (IQ Annuity(TM))                        499,054         576,717         1,075,771
   VIP Investment Grade Bond (AnnuiChoice(TM))           601,653         404,086         1,005,739
   VIP Investment Grade Bond (IQ Annuity(TM))           (519,221)      1,695,000         1,175,779
   Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                         52,032               -            52,032
   VIP Mid Cap (AnnuiChoice(TM))                         236,331         224,005           460,336
   VIP Mid Cap (GrandMaster flex3(TM))                   112,785           5,459           118,244
   VIP Mid Cap (IQ Annuity(TM))                          338,913         910,718         1,249,631
   Fidelity VIP Mid Cap (Pinnacleplus(TM))
    (July 15)*                                            49,520               -            49,520
   VIP Overseas (AnnuiChoice(TM))                        202,460          69,477           271,937
   VIP Overseas (IQ Annuity(TM))                          56,844          63,818           120,662
   Fidelity VIP Overseas (Pinnacleplus(TM))
    (July 15)*                                             6,528               -             6,528
   VIP Money Market (IQ Annuity(TM)) (July 25)**      (4,703,388)      4,703,388                 -
   VIP Money Market (AnnuiChoice(TM))
    (July 25)**                                       (3,908,557)      3,908,557                 -
   VIP Money Market  (July 25)**                               -               -                 -
   Service Shares:
   Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                     (198,648)        198,648                 -
   Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                      (9,716)          9,716                 -
   Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                    (183,813)        183,813                 -
   Janus Aspen Core Equity (IQ Annuity(TM))
    (January 17)**                                       (79,005)         79,005                 -
   Janus Aspen Core Equity (AnnuiChoice(TM))
    (January 17)**                                       (22,338)         22,338                 -

                                                                     UNIT TRANSACTIONS
                                                   -------------------------------------------------------
                                                                                                INCREASE
                                                     UNITS        UNITS          UNITS       (DECREASE) IN
                DIVISION                           PURCHASED     REDEEMED      TRANSFERRED        UNITS
----------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   VIP Contrafund (AnnuiChoice(TM))                    11,996       (1,485)         15,132          25,643
   VIP Contrafund (GrandMaster flex3(TM))               9,891          (68)          6,433          16,256
   VIP Contrafund (IQ Annuity(TM))                     13,267      (23,972)         54,141          43,436
   Fidelity VIP Contrafund (Pinnacleplus(TM))
    (July 15)*                                          2,234            -           1,038           3,272
   VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                       -          (18)              1             (17)
   VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                        -         (166)              1            (165)
   VIP Equity-Income (AnnuiChoice(TM))                 13,289       (3,028)         27,309          37,570
   VIP Equity-Income (GrandMaster flex3(TM))            1,995         (112)          5,696           7,579
   VIP Equity-Income  (IQ Annuity(TM))                  6,968      (15,997)         10,883           1,854
   Fidelity Equity Income (Pinnacleplus(TM))
    (July 15)*                                         10,880          (11)            829          11,698
   VIP Growth & Income (AnnuiChoice(TM))                  693         (729)          4,016           3,980
   VIP Growth & Income (GrandMaster flex3(TM))            540         (114)          2,106           2,532
   VIP Growth & Income (IQ Annuity(TM))                 2,118      (18,474)          7,146          (9,210)
   Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                       3,058            -           1,743           4,801
   VIP Growth (AnnuiChoice(TM))                         7,013       (1,094)         18,863          24,782
   VIP Growth (GrandMaster flex3(TM))                   1,281          (41)          1,495           2,735
   VIP Growth (IQ Annuity(TM))                          1,609      (28,586)         57,828          30,851
   Fidelity VIP Growth (Pinnacleplus(TM))
    (July 15)*                                              -            -             149             149
   VIP Growth Opportunities (AnnuiChoice(TM))               -         (688)          1,921           1,233
   VIP Growth Opportunities
   (GrandMaster flex3(TM))                                460            -             323             783
   VIP Growth Opportunities (IQ Annuity(TM))                -         (183)          1,781           1,598
   VIP Growth Opportunities (Pinnacleplus(TM))
    (July 15)*                                            826            -               -             826
   VIP High Income (AnnuiChoice(TM))                      702         (886)         32,834          32,650
   Fidelity High Income (GrandMaster flex3(TM))
    (May 1)*                                            4,793         (427)         52,549          56,915
   VIP High Income (IQ Annuity(TM))                     6,970      (94,158)        126,971          39,783
   Fidelity VIP High Income (Pinnacleplus(TM))
    (July 15)*                                          1,737          (82)          1,265           2,920
   VIP Index 500 (AnnuiChoice(TM))                         21       (2,382)         43,680          41,319
   VIP Index 500 (IQ Annuity(TM))                      10,987      (15,086)         45,640          41,541
   VIP Investment Grade Bond (AnnuiChoice(TM))          9,509       (1,849)         42,790          50,450
   VIP Investment Grade Bond (IQ Annuity(TM))           8,411      (22,872)        (34,873)        (49,334)
   Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                       5,211          (13)              -           5,198
   VIP Mid Cap (AnnuiChoice(TM))                           36         (504)         12,644          12,176
   VIP Mid Cap (GrandMaster flex3(TM))                  8,257           (1)            872           9,128
   VIP Mid Cap (IQ Annuity(TM))                         5,471      (13,439)          8,690             722
   Fidelity VIP Mid Cap (Pinnacleplus(TM)
    (July 15)*                                          3,824          (78)            313           4,059
   VIP Overseas (AnnuiChoice(TM))                       6,596         (588)         10,287          16,295
   VIP Overseas (IQ Annuity(TM))                          620          (50)          3,058           3,628
   Fidelity VIP Overseas (Pinnacleplus(TM))
    (July 15)*                                              -            -             532             532
   VIP Money Market (IQ Annuity(TM))
    (July 25)**                                       234,550     (212,112)       (484,007)       (461,569)
   VIP Money Market (AnnuiChoice(TM))
    (July 25)**                                        27,411       (8,598)       (405,034)       (386,221)
   VIP Money Market  (July 25)**                        9,076            -          (9,076)              -
   SERVICE SHARES:
   Janus Aspen Capital Appreciation
   (IQ Annuity(TM)) (January 17)**                          -            -         (29,962)        (29,962)
   Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                        -            -          (1,165)         (1,165)
   Janus Aspen Capital Appreciation
   (Grandmaster(TM)) (January 17)**                         -         (175)        (26,426)        (26,601)
   Janus Aspen Core Equity (IQ Annuity(TM))
    (January 17)**                                          -            -         (11,450)        (11,450)
   Janus Aspen Core Equity (AnnuiChoice(TM))
    (January 17)**                                          -           (7)         (2,761)         (2,768)

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                          INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                   --------------------------------------------------------------------
                                                                                       CHANGE IN NET
                                                                                         UNREALIZED
                                                                      NET REALIZED      APPRECIATION    NET INCREASE IN
                                                                     GAIN (LOSS) ON    (DEPRECIATION)      NET ASSETS
                                                   NET INVESTMENT        SALE OF         DURING THE     RESULTING FROM
                    DIVISION                        INCOME (LOSS)     INVESTMENTS          PERIOD         OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Core Equity (Grandmaster(TM))
    (January 17)**                                 $          (28)   $       (6,364)   $        7,081   $           689
   Janus Aspen Balanced (AnnuiChoice(TM))
    (January 17)**                                            (62)           (4,278)            4,831               491
   Janus Aspen Balanced (Grandmaster(TM))
    (January 17)**                                           (199)           (7,843)            9,241             1,199
   Janus Aspen Balanced (GrandMaster
    flex3(TM)) (January 17)**                                 (11)             (184)              246                51
   Janus Aspen Balanced (IQ3(TM))
    (January 17)**                                            (12)              (58)              110                40
   Janus Aspen Growth (AnnuiChoice(TM))                      (290)             (298)            8,364             7,776
   Janus Aspen Growth (Grandmaster(TM))                      (298)            1,813             5,720             7,235
   Janus Aspen Growth (IQ Annuity(TM))                       (814)          (39,169)           46,008             6,025
   Janus Aspen International Growth
    (AnnuiChoice(TM))                                         (42)           (4,362)           23,327            18,923
   Janus Aspen International Growth
    (GrandMaster flex3(TM))                                   (12)              134               250               372
   Janus Aspen International Growth
    (Grandmaster(TM))                                        (194)           (5,580)           34,644            28,870
   Janus Aspen International Growth
    (IQ Annuity(TM))                                          783            29,712             8,291            38,786
   Janus Aspen Mid Cap Growth (AnnuiChoice)                   (48)                4             1,432             1,388
   Janus Aspen Mid Cap Growth (GrandMaster
    flex3(TM))                                                (66)                4             1,156             1,094
   Janus Aspen Mid Cap Growth
    (Grandmaster(TM))                                        (493)          (12,600)           22,726             9,633
   Janus Aspen Strategic Value
    (IQ Annuity(TM)) (January 17)**                           (99)          (37,006)           43,081             5,976
   Janus Aspen Strategic Value
    (AnnuiChoice(TM)) (January 17)**                          (44)          (14,452)           17,856             3,360
   Janus Aspen Strategic Value
    (Grandmaster(TM)) (January 17)**                          (93)          (41,745)           47,133             5,295
   Janus Aspen Strategic Value
    (GrandMaster flex3(TM)) (January 17)**                     (3)               40                91               128
   Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))                                         (898)          (10,800)           26,951            15,253
   Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))                                         (43)           (2,080)           12,516            10,393
   Janus Aspen Worldwide Growth (Grandmaster(TM))            (293)           (1,980)           13,797            11,524
   Janus Aspen Worldwide Growth (IQ Annuity(TM))           (1,541)             (138)           60,602            58,923
CLASS 1:
   Touchstone Money Market (Pinnacleplus(TM))
    (July 15)*                                               (239)                -                 1              (238)
   MS UIF Emerging Markets Debt (AnnuiChoice(TM))             (79)               (3)            1,027               945
   MS UIF Emerging Markets Debt (GrandMaster
    flex3(TM))                                                (72)                7             1,111             1,046
   MS UIF Emerging Markets Debt (IQ3(TM))                    (645)            2,746             5,399             7,500
   Van Kampen U.S. Real Estate (AnnuiChoice(TM))           (1,372)           (2,062)           46,231            42,797
   Van Kampen U.S. Real Estate (GrandMaster
    flex3(TM))                                               (295)              210             5,792             5,707
   Van Kampen U.S. Real Estate (IQ3(TM))                   (1,231)           15,531            12,366            26,666
CLASS 1B SHARES:
   Putnam VT Discovery Growth (AnnuiChoice(TM))              (307)             (461)            8,970             8,202
   Putnam VT Discovery Growth (Grandmaster(TM))            (2,176)          (26,506)           66,609            37,927
   Putnam VT Discovery Growth (IQ Annuity(TM))             (1,273)           (3,214)           27,390            22,903
   Putnam VT Growth & Income (AnnuiChoice(TM))              1,551               550            39,756            41,857
   Putnam VT Growth & Income (GrandMaster
    flex3(TM))                                                 14                 6             1,345             1,365
   Putnam VT Growth & Income (Grandmaster(TM))                871            (7,258)           51,819            45,432
   Putnam VT Growth & Income (IQ Annuity(TM))               1,647           (42,034)          193,960           153,573
   Putnam VT Growth & Income (Pinnacleplus(TM))
    (July 15)*                                                (17)              326                73               382
   Putnam VT International Equity
    (AnnuiChoice(TM))                                        (189)           14,038            22,940            36,789
   Putnam VT International Equity (GrandMaster
    flex3(TM))                                               (193)               38             5,804             5,649
   Putnam VT International Equity
    (Grandmaster(TM))                                      (1,077)           40,429            31,900            71,252
   Putnam VT International Equity
    (IQ Annuity(TM))                                       (1,419)           31,598            25,030            55,209
   Putnam VT New Opportunities
    (Grandmaster(TM))
    (January 6)*                                             (125)               19             2,290             2,184
   Putnam VT New Opportunities (IQ Annuity(TM))
    (January 6)*                                             (105)              119             2,403             2,417
   Putnam VT Small Cap Value (AnnuiChoice(TM))             (1,946)            6,227           112,984           117,265

                                                        INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                  --------------------------------------------------------------------------------
                                                                                NET TRANSFERS                     NET INCREASE
                                                  CONTRIBUTIONS    CONTRACT         AMONG        CONTRACT       (DECREASE) IN NET
                                                  FROM CONTRACT  TERMINATIONS    INVESTMENT     MAINTENANCE   ASSETS FROM CONTRACT
                    DIVISION                         HOLDERS     AND BENEFITS      OPTIONS        CHARGES     RELATED TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Core Equity (Grandmaster(TM))
    (January 17)**                                $           -  $     (3,748)  $     (41,744)  $         -   $            (45,492)
   Janus Aspen Balanced (AnnuiChoice(TM))
    (January 17)**                                            -             -        (131,279)           (4)              (131,283)
   Janus Aspen Balanced (Grandmaster(TM))
    (January 17)**                                            -           (61)       (315,267)            -               (315,328)
   Janus Aspen Balanced (GrandMaster flex3(TM))
    (January 17)**                                            -             -         (14,583)            -                (14,583)
   Janus Aspen Balanced (IQ3(TM))
    (January 17)**                                            -             -         (11,472)            -                (11,472)
   Janus Aspen Growth (AnnuiChoice(TM))                       -          (823)             (8)         (169)                (1,000)
   Janus Aspen Growth (Grandmaster(TM))                     500        (1,633)         46,274           (13)                45,128
   Janus Aspen Growth (IQ Annuity(TM))                        -        (9,146)        (78,213)          (47)               (87,406)
   Janus Aspen International Growth
    (AnnuiChoice(TM))                                        (3)         (484)        (14,224)         (390)               (15,101)
   Janus Aspen International Growth (GrandMaster
    flex3(TM))                                                -             -           1,876            (2)                 1,874
   Janus Aspen International Growth
    (Grandmaster(TM))                                       667        (5,223)        194,323           (13)               189,754
   Janus Aspen International Growth (IQ
     Annuity(TM))                                             -       (15,036)         (3,858)          (43)               (18,937)
   Janus Aspen Mid Cap Growth (AnnuiChoice)                   -             -            (190)          (10)                  (200)
   Janus Aspen Mid Cap Growth (GrandMaster
    flex3(TM))                                            7,500             -              (6)            -                  7,494
   Janus Aspen Mid Cap Growth (Grandmaster(TM))             406        (9,478)         11,160           (30)                 2,058
   Janus Aspen Strategic Value (IQ Annuity(TM))
    (January 17)**                                            -             -        (167,163)            -               (167,163)
   Janus Aspen Strategic Value (AnnuiChoice(TM))
    (January 17)**                                            -             -         (95,411)           (3)               (95,414)
   Janus Aspen Strategic Value (Grandmaster(TM))
    (January 17)**                                            -        (3,637)       (147,403)           (9)              (151,049)
   Janus Aspen Strategic Value (GrandMaster
    flex3(TM)) (January 17)**                                 -            -          (3,667)            -                 (3,667)
   Janus Aspen Mid Cap Growth (IQ Annuity(TM))              100            -          (2,696)          (86)                (2,682)
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))        13,496       (1,134)        (14,415)         (252)                (2,305)
   Janus Aspen Worldwide Growth (Grandmaster(TM))           854       (7,549)          1,143           (20)                (5,572)
   Janus Aspen Worldwide Growth (IQ Annuity(TM))          3,905       (4,783)         47,480          (201)                46,401
CLASS 1:
   Touchstone Money Market (Pinnacleplus(TM))
    (July 15)*                                          230,398         (952)        (20,238)            -                209,208
   MS UIF Emerging Markets Debt (AnnuiChoice(TM))         1,748         (687)         16,127           (83)                17,105
   MS UIF Emerging Markets Debt (GrandMaster
    flex3(TM))                                                -            -               8           (21)                   (13)
   MS UIF Emerging Markets Debt (IQ3(TM))                   238         (836)         49,975           (63)                49,314
   Van Kampen U.S. Real Estate (AnnuiChoice(TM))              -         (749)        137,859          (883)               136,227
   Van Kampen U.S. Real Estate (GrandMaster
    flex3(TM))                                           44,351            -          24,312           (33)                68,630
   Van Kampen U.S. Real Estate (IQ3(TM))                 23,242       (6,000)          8,873          (167)                25,948
CLASS 1B SHARES:
   Putnam VT Discovery Growth (AnnuiChoice(TM))               -         (666)           (919)         (123)                (1,708)
   Putnam VT Discovery Growth (Grandmaster(TM))               -      (21,181)       (188,352)           (4)              (209,537)
   Putnam VT Discovery Growth (IQ Annuity(TM))                -      (12,357)          6,936           (41)                (5,462)
   Putnam VT Growth & Income (AnnuiChoice(TM))            1,447       (3,929)         (3,186)         (957)                (6,625)
   Putnam VT Growth & Income (GrandMaster
    flex3(TM))                                                -            -             145            (8)                   137
   Putnam VT Growth & Income (Grandmaster(TM))              844      (35,106)        173,104           (56)               138,786
   Putnam VT Growth & Income (IQ Annuity(TM))            11,736      (62,667)        423,446          (349)               372,166
   Putnam VT Growth & Income (Pinnacleplus(TM))
    (July 15)*                                           13,364            -         (12,607)            -                    757
Putnam VT International Equity (AnnuiChoice(TM))            (11)       (1,262)        (45,235)         (699)               (47,207)
Putnam VT International Equity (GrandMaster
 flex3(TM))                                              35,521           (71)          5,062            (6)                40,506
Putnam VT International Equity (Grandmaster(TM))              -       (11,177)         83,498           (53)                72,268
Putnam VT International Equity (IQ Annuity(TM))          28,325        (7,808)        (33,250)         (101)               (12,834)
Putnam VT New Opportunities (Grandmaster(TM))
 (January 6)*                                                 -             -          72,621            (2)                72,619
Putnam VT New Opportunities (IQ Annuity(TM))
 (January 6)*                                                 -        (1,147)        110,428          (102)               109,179
Putnam VT Small Cap Value (AnnuiChoice(TM))              18,434        (3,467)        (54,483)       (1,689)               (41,205)

                                                     INCREASE       NET ASSETS,
                                                   (DECREASE) IN    BEGINNING OF   NET ASSETS, END
                DIVISION                            NET ASSETS          YEAR          OF YEAR
--------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Core Equity (Grandmaster(TM))
    (January 17)**                                 $     (44,803)   $     44,803   $             -
   Janus Aspen Balanced (AnnuiChoice(TM))
    (January 17)**                                      (130,792)        130,792                 -
   Janus Aspen Balanced (Grandmaster(TM))
    (January 17)**                                      (314,129)        314,129                 -
   Janus Aspen Balanced (GrandMaster flex3(TM))
    (January 17)**                                       (14,532)         14,532                 -
   Janus Aspen Balanced (IQ3(TM))
    (January 17)**                                       (11,432)         11,432                 -
   Janus Aspen Growth (AnnuiChoice(TM))                    6,776          25,983            32,759
   Janus Aspen Growth (Grandmaster(TM))                   52,363           1,410            53,773
   Janus Aspen Growth (IQ Annuity(TM))                   (81,381)         86,459             5,078
   Janus Aspen International Growth
    (AnnuiChoice(TM))                                      3,822          67,473            71,295
   Janus Aspen International Growth (GrandMaster
    flex3(TM))                                             2,246           1,520             3,766
   Janus Aspen International Growth
    (Grandmaster(TM))                                    218,624          40,204           258,828
   Janus Aspen International Growth (IQ
     Annuity(TM))                                         19,849          64,813            84,662
   Janus Aspen Mid Cap Growth (AnnuiChoice)                1,188           4,202             5,390
   Janus Aspen Mid Cap Growth (GrandMaster
    flex3(TM))                                             8,588               -             8,588
   Janus Aspen Mid Cap Growth (Grandmaster(TM))           11,691          33,060            44,751
   Janus Aspen Strategic Value (IQ Annuity(TM))
    (January 17)**                                      (161,187)        161,187                 -
   Janus Aspen Strategic Value (AnnuiChoice(TM))
    (January 17)**                                       (92,054)         92,054                 -
   Janus Aspen Strategic Value (Grandmaster(TM))
    (January 17)**                                      (145,754)        145,754                 -
   Janus Aspen Strategic Value (GrandMaster
    flex3(TM)) (January 17)**                             (3,539)          3,539                 -
   Janus Aspen Mid Cap Growth (IQ Annuity(TM))            12,571          49,775            62,346
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))          8,088          44,618            52,706
   Janus Aspen Worldwide Growth (Grandmaster(TM))          5,952          56,832            62,784
   Janus Aspen Worldwide Growth (IQ Annuity(TM))         105,324         215,711           321,035
CLASS 1:
   Touchstone Money Market (Pinnacleplus(TM))
    (July 15)*                                           208,970               -           208,970
   MS UIF Emerging Markets Debt (AnnuiChoice(TM))         18,050               -            18,050
   MS UIF Emerging Markets Debt (GrandMaster
    flex3(TM))                                             1,033           4,042             5,075
   MS UIF Emerging Markets Debt (IQ3(TM))                 56,814          23,881            80,695
   Van Kampen U.S. Real Estate (AnnuiChoice(TM))         179,024          71,831           250,855
   Van Kampen U.S. Real Estate (GrandMaster
    flex3(TM))                                            74,337           3,151            77,488
   Van Kampen U.S. Real Estate (IQ3(TM))                  52,614          61,862           114,476
CLASS 1B SHARES:
   Putnam VT Discovery Growth (AnnuiChoice(TM))            6,494          27,669            34,163
   Putnam VT Discovery Growth (Grandmaster(TM))         (171,610)        276,321           104,711
   Putnam VT Discovery Growth (IQ Annuity(TM))            17,441          77,634            95,075
   Putnam VT Growth & Income (AnnuiChoice(TM))            35,232         102,735           137,967
   Putnam VT Growth & Income (GrandMaster
    flex3(TM))                                             1,502           5,362             6,864
   Putnam VT Growth & Income (Grandmaster(TM))           184,218          70,380           254,598
   Putnam VT Growth & Income (IQ Annuity(TM))            525,739         452,685           978,424
   Putnam VT Growth & Income (Pinnacleplus(TM))
    (July 15)*                                             1,139               -             1,139
   Putnam VT International Equity (AnnuiChoice(TM))      (10,418)        116,173           105,755
   Putnam VT International Equity (GrandMaster
    flex3(TM))                                            46,155           3,621            49,776
   Putnam VT International Equity (Grandmaster(TM))      143,520         190,600           334,120
   Putnam VT International Equity (IQ Annuity(TM))        42,375         190,805           233,180
   Putnam VT New Opportunities (Grandmaster(TM))
    (January 6)*                                          74,803               -            74,803
   Putnam VT New Opportunities (IQ Annuity(TM))
    (January 6)*                                         111,596               -           111,596
   Putnam VT Small Cap Value (AnnuiChoice(TM))            76,060         219,088           295,148

                                                                      UNIT TRANSACTIONS
                                                   -------------------------------------------------------
                                                                                                INCREASE
                                                     UNITS          UNITS          UNITS      (DECREASE) IN
                DIVISION                           PURCHASED      REDEEMED      TRANSFERRED       UNITS
----------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Core Equity (Grandmaster(TM))
    (January 17)**                                          -         (510)         (5,845)         (6,355)
   Janus Aspen Balanced (AnnuiChoice(TM))
    (January 17)**                                          -            -         (14,155)        (14,155)
   Janus Aspen Balanced (Grandmaster(TM))
    (January 17)**                                          -           (7)        (35,649)        (35,656)
   Janus Aspen Balanced (GrandMaster flex3(TM))
    (January 17)**                                          -            -          (1,541)         (1,541)
   Janus Aspen Balanced (IQ3(TM))
    (January 17)**                                          -            -          (1,224)         (1,224)
   Janus Aspen Growth (AnnuiChoice(TM))                     -         (122)             (1)           (123)
   Janus Aspen Growth (Grandmaster(TM))                    72         (252)          7,276           7,096
   Janus Aspen Growth (IQ Annuity(TM))                      -       (1,550)        (15,227)        (16,777)
   Janus Aspen International Growth
    (AnnuiChoice(TM))                                       -         (106)         (1,800)         (1,906)
   Janus Aspen International Growth (GrandMaster
    flex3(TM))                                              -            -             163             163
   Janus Aspen International Growth
    (Grandmaster(TM))                                     104         (865)         26,636          25,875
   Janus Aspen International Growth (IQ
     Annuity(TM))                                           -       (2,381)          2,206            (175)
   Janus Aspen Mid Cap Growth (AnnuiChoice)                 -           (1)            (23)            (24)
   Janus Aspen Mid Cap Growth (GrandMaster
    flex3(TM))                                            756            -               -             756
   Janus Aspen Mid Cap Growth (Grandmaster(TM))            73       (1,748)          1,787             112
   Janus Aspen Strategic Value (IQ Annuity(TM))
    (January 17)**                                          -            -         (23,531)        (23,531)
   Janus Aspen Strategic Value (AnnuiChoice(TM))
    (January 17)**                                          -            -         (12,803)        (12,803)
   Janus Aspen Strategic Value (Grandmaster(TM))
    (January 17)**                                          -         (512)        (20,704)        (21,216)
   Janus Aspen Strategic Value (GrandMaster
    flex3(TM)) (January 17)**                               -            -            (438)           (438)
   Janus Aspen Mid Cap Growth (IQ Annuity(TM))             16          (16)           (563)           (563)
   Janus Aspen Worldwide Growth (AnnuiChoice(TM)        1,769         (178)         (1,815)           (224)
   Janus Aspen Worldwide Growth (Grandmaster(TM)          141       (1,199)            176            (882)
   Janus Aspen Worldwide Growth (IQ Annuity(TM))          618         (767)          7,766           7,617
CLASS 1:
   Touchstone Money Market (Pinnacleplus(TM))
    (July 15)*                                         23,135          (96)         (2,037)         21,002
   MS UIF Emerging Markets Debt (AnnuiChoice(TM)          136          (63)          1,323           1,396
   MS UIF Emerging Markets Debt (GrandMaster
    flex3(TM))                                              -           (2)              1              (1)
   MS UIF Emerging Markets Debt (IQ3(TM))                  20          (78)          3,989           3,931
   Van Kampen U.S. Real Estate (AnnuiChoice(TM))            -         (156)         12,446          12,290
   Van Kampen U.S. Real Estate (GrandMaster
    flex3(TM))                                          3,820           (3)          2,141           5,958
   Van Kampen U.S. Real Estate (IQ3(TM))                2,036         (620)          1,078           2,494
CLASS 1B SHARES:
   Putnam VT Discovery Growth (AnnuiChoice(TM))             -          (99)           (140)           (239)
   Putnam VT Discovery Growth (Grandmaster(TM))             -       (3,361)        (32,184)        (35,545)
   Putnam VT Discovery Growth (IQ Annuity(TM))              -       (1,311)            719            (592)
   Putnam VT Growth & Income (AnnuiChoice(TM))            156         (578)          1,262             840
   Putnam VT Growth & Income (GrandMaster
    flex3(TM))                                              -           (1)             14              13
   Putnam VT Growth & Income (Grandmaster(TM))            104       (4,155)         21,301          17,250
   Putnam VT Growth & Income (IQ Annuity(TM))           1,451       (8,628)         52,321          45,144
   Putnam VT Growth & Income (Pinnacleplus(TM))
    (July 15)*                                          1,323            -          (1,220)            103
   Putnam VT International Equity (AnnuiChoice(TM))         -         (248)         (3,996)         (4,244)
   Putnam VT International Equity (GrandMaster
    flex3(TM))                                          3,697           (8)            535           4,224
   Putnam VT International Equity (Grandmaster(TM))         -       (1,405)         11,532          10,127
   Putnam VT International Equity (IQ Annuity(TM        3,652       (1,014)         (3,562)           (924)
   Putnam VT New Opportunities (Grandmaster(TM))
    (January 6)*                                            -            -           5,989           5,989
   Putnam VT New Opportunities (IQ Annuity(TM))
    (January 6)*                                            -         (102)          9,044           8,942
   Putnam VT Small Cap Value (AnnuiChoice(TM))          1,653         (532)         (3,547)         (2,426)

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                          INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                   --------------------------------------------------------------------
                                                                                       CHANGE IN NET
                                                                                         UNREALIZED
                                                                      NET REALIZED      APPRECIATION    NET INCREASE IN
                                                                     GAIN (LOSS) ON    (DEPRECIATION)      NET ASSETS
                                                   NET INVESTMENT        SALE OF         DURING THE     RESULTING FROM
                    DIVISION                        INCOME (LOSS)     INVESTMENTS          PERIOD         OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Small Cap Value (GrandMaster
    flex3(TM))                                     $         (155)   $           40    $        4,572   $         4,457
   Putnam VT Small Cap Value (Grandmaster(TM))            (24,160)          127,329           857,767           960,936
   Putnam VT Small Cap Value (IQ Annuity(TM))              (4,367)            3,786           158,876           158,295
   Putnam VT Small Cap Value (Pinnacleplus(TM))
    (July 15)*                                               (123)            1,482             2,543             3,902
   Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                       (4)                -                61                57
   Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                           (183)               28             2,714             2,559
   Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM)) (January 6)*                                 (14)                -               146               132
   Putnam VT Voyager (GrandMaster flex3(TM))
    (January 6)*                                              (32)                1               389               358
   Putnam VT Voyager (Grandmaster(TM)) (January 6)*            (6)                1               106               101
   Putnam VT Voyager (IQ Annuity(TM)) (January 6)*            (30)               12               415               397
CLASS 2:
   Templeton Foreign Securities (IQ Annuity(TM))
    (January 6)*                                             (210)            7,549             4,133            11,472
   Franklin Growth & Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                          1,004               838             6,142             7,984
   Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                      (80)                5             2,557             2,482
   Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                          7,028              (450)           67,650            74,228
   Franklin Growth & Income Securities Fund (IQ
     Annuity(TM)) (January 6)*                              5,982             4,038            57,745            67,765
   Franklin Growth & Income Securities
    (Pinnacleplus(TM)) (July 15)*                            (327)               81             8,337             8,091
   Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                          5,611               799            43,331            49,741
   Franklin Income Securities (GrandMaster
    flex3(TM)) (January 6)*                                 1,175              (297)           21,476            22,354
   Franklin Income Securities  (Grandmaster(TM))
    (January 6)*                                           24,332             8,149           127,806           160,287
   Franklin Income Securities Fund (IQ
    Annuity(TM)) (January 6)*                               1,341               640            20,428            22,409
   Franklin Income Securities (Pinnacleplus(TM))
    (July 15)*                                               (358)              681             9,483             9,806
   Franklin Large Cap Growth Securities Fund
    (AnnuiChoice(TM)) (January 6)*                              -                 -                12                12
   Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                     (123)                7             2,439             2,323
   Franklin Large Cap Growth Securities
    (Grandmaster(TM)) (January 6)*                           (208)              164             4,016             3,972
   Franklin Large Cap Growth Securities Fund (IQ
    Annuity(TM)) (January 6)*                                (516)               43            13,310            12,837
   Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                             59               311            22,712            23,082
   Franklin Mutual Shares Securities (GrandMaster
    flex3(TM)) (January 6)*                                  (131)              240             6,097             6,206
   Franklin Mutual Shares Securities (IQ
    Annuity(TM)) (January 6)*                                (198)              568            10,130            10,500
   Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                            (258)               12             5,711             5,465
   Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                         (1,927)              683            91,990            90,746
   Templeton Foreign Securities (GrandMaster
    flex3(TM)) (January 6)*                                    23                21             4,695             4,739
   Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                           (128)               56             3,992             3,920
   Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                             (46)                2             1,737             1,693
   Templeton Growth Securities (AnnuiChoice(TM))
    (January 6)*                                               (1)                -                95                94
   Templeton Growth Securities (Grandmaster(TM))
    (January 6)*                                             (124)              234            29,703            29,813
   Templeton Growth Securities (IQ Annuity(TM))
    (January 6)*                                             (114)               61             6,426             6,373
   Van Kampen LIT Comstock Share (AnnuiChoice(TM))
    (January 6)*                                             (147)               25             5,054             4,932
   Van Kampen LIT Comstock (GrandMaster flex3(TM))
    (January 6)*                                              (51)                5             1,128             1,082
   Van Kampen LIT Comstock (Grandmaster(TM))
    (January 6)*                                             (251)              866             6,996             7,611
   Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                             (81)               14             4,253             4,186
   Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                             (1)                -                53                52
   Van Kampen LIT Emerging Growth (GrandMaster
    flex3(TM)) (January 6)*                                    (1)                -                42                41
   Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                             (3)                -               123               120
   Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                             (91)                3             1,016               928
   Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                             (62)               17               953               908
   Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                           (406)            2,238             4,337             6,169

                                                        INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                  --------------------------------------------------------------------------------
                                                                                NET TRANSFERS                     NET INCREASE
                                                  CONTRIBUTIONS    CONTRACT         AMONG        CONTRACT       (DECREASE) IN NET
                                                  FROM CONTRACT  TERMINATIONS    INVESTMENT     MAINTENANCE   ASSETS FROM CONTRACT
                DIVISION                             HOLDERS     AND BENEFITS      OPTIONS        CHARGES     RELATED TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Small Cap Value (GrandMaster
    flex3(TM))                                    $      12,500  $          -   $       3,105   $       (21)  $             15,584
   Putnam VT Small Cap Value (Grandmaster(TM))            4,258      (236,325)        (31,944)         (629)              (264,640)
   Putnam VT Small Cap Value (IQ Annuity(TM))                (2)      (29,358)         47,166          (497)                17,309
   Putnam VT Small Cap Value (Pinnacleplus(TM))
    (July 15)*                                           28,318             -          (9,275)           (1)                19,042
   Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                      -             -           1,060             -                  1,060
   Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                            -             -          35,566             -                 35,566
   Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM)) (January 6)*                             1,839             -              54           (11)                 1,882
   Putnam VT Voyager (GrandMaster flex3(TM))
    (January 6)*                                          3,750             -               1             -                  3,751
   Putnam VT Voyager (Grandmaster(TM)) (January 6)*           -             -             843            (2)                   841
   Putnam VT Voyager (IQ Annuity(TM)) (January 6)*          500          (181)          5,923            (6)                 6,236
CLASS 2:
   Templeton Foreign Securities (IQ Annuity(TM))
    (January 6)*                                         18,180          (214)         29,494           (42)                47,418
   Franklin Growth & Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                        7,063          (576)         34,913          (250)                41,150
   Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                  3,517             -          25,048             -                 28,565
   Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                        2,682       (53,776)        414,082          (115)               362,873
   Franklin Growth & Income Securities Fund (IQ
     Annuity(TM)) (January 6)*                            3,885       (15,690)        286,506          (195)               274,506
   Franklin Growth & Income Securities
    (Pinnacleplus(TM)) (July 15)*                        68,943          (820)         11,401            (4)                79,520
   Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                       66,857        (4,329)        283,833        (1,110)               345,251
   Franklin Income Securities (GrandMaster
    flex3(TM)) (January 6)*                             156,917        (2,416)         68,578          (124)               222,955
   Franklin Income Securities  (Grandmaster(TM))
    (January 6)*                                            730       (32,653)        922,355          (218)               890,214
   Franklin Income Securities Fund (IQ
    Annuity(TM)) (January 6)*                           162,250       (19,508)         69,453          (121)               212,074
   Franklin Income Securities (Pinnacleplus(TM))
    (July 15)*                                          279,007          (620)         27,139            (9)               305,517
   Franklin Large Cap Growth Securities Fund
    (AnnuiChoice(TM)) (January 6)*                            -             -           5,571            (3)                 5,568
   Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                 17,494             -          26,275           (16)                43,753
   Franklin Large Cap Growth Securities
    (Grandmaster(TM)) (January 6)*                           41           (48)         67,332            (3)                67,322
   Franklin Large Cap Growth Securities Fund (IQ
    Annuity(TM)) (January 6)*                                 -          (312)        132,563            (3)               132,248
   Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                        9,683        (2,748)        108,457          (577)               114,815
   Franklin Mutual Shares Securities (GrandMaster
    flex3(TM)) (January 6)*                              76,629             -           6,629            (5)                83,253
   Franklin Mutual Shares Securities (IQ
    Annuity(TM)) (January 6)*                               886       (41,197)         86,812           (54)                46,447
   Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                        73,347          (569)          7,561            (5)                80,334
   Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                          752        (2,868)        602,454          (116)               600,222
   Templeton Foreign Securities (GrandMaster
    flex3(TM)) (January 6)*                              28,473             -               8             -                 28,481
   Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                          750          (499)         50,886             -                 51,137
   Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                        23,521             -           6,883            (4)                30,400
   Templeton Growth Securities (AnnuiChoice(TM))
    (January 6)*                                          5,244             -               -             -                  5,244
   Templeton Growth Securities (Grandmaster(TM))
    (January 6)*                                            730          (451)        167,335           (44)               167,570
   Templeton Growth Securities (IQ Annuity(TM))
    (January 6)*                                         35,750             -          10,995           (30)                46,715
   Van Kampen LIT Comstock Share (AnnuiChoice(TM))
    (January 6)*                                          5,244             -          19,461           (51)                24,654
   Van Kampen LIT Comstock (GrandMaster flex3(TM))
    (January 6)*                                          4,469             -           3,277             -                  7,746
   Van Kampen LIT Comstock (Grandmaster(TM))
    (January 6)*                                              -             -          84,894            (3)                84,891
   Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                        87,997          (142)          8,451             -                 96,306
   Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                        3,496             -              (2)            -                  3,494
   Van Kampen LIT Emerging Growth (GrandMaster
    flex3(TM)) (January 6)*                                   -             -           1,262             -                  1,262
   Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                            -             -           4,265             -                  4,265
   Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                             -             -          12,806            (4)                12,802
   Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                        21,000             -            (156)            -                 20,844
   Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                          271        (1,225)         89,594           (30)                88,610

                                                     INCREASE       NET ASSETS,
                                                   (DECREASE) IN    BEGINNING OF   NET ASSETS, END
                DIVISION                            NET ASSETS         YEAR           OF YEAR
--------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Small Cap Value (GrandMaster
    flex3(TM))                                     $      20,041   $      2,332   $        22,373
   Putnam VT Small Cap Value (Grandmaster(TM))           696,296      1,476,174         2,172,470
   Putnam VT Small Cap Value (IQ Annuity(TM))            175,604        315,063           490,667
   Putnam VT Small Cap Value (Pinnacleplus(TM))
    (July 15)*                                            22,944              -            22,944
   Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                   1,117              -             1,117
   Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                        38,125              -            38,125
   Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM)) (January 6)*                              2,014              -             2,014
   Putnam VT Voyager (GrandMaster flex3(TM))
    (January 6)*                                           4,109              -             4,109
   Putnam VT Voyager (Grandmaster(TM)) (January 6)*          942              -               942
   Putnam VT Voyager (IQ Annuity(TM)) (January 6)*         6,633              -             6,633
CLASS 2:
   Templeton Foreign Securities (IQ Annuity(TM))
    (January 6)*                                          58,890              -            58,890
   Franklin Growth & Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                        49,134              -            49,134
   Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                  31,047              -            31,047
   Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                       437,101              -           437,101
   Franklin Growth & Income Securities Fund (IQ
     Annuity(TM)) (January 6)*                           342,271              -           342,271
   Franklin Growth & Income Securities
    (Pinnacleplus(TM)) (July 15)*                         87,611              -            87,611
   Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                       394,992              -           394,992
   Franklin Income Securities (GrandMaster
    flex3(TM)) (January 6)*                              245,309              -           245,309
   Franklin Income Securities  (Grandmaster(TM))
    (January 6)*                                       1,050,501              -         1,050,501
   Franklin Income Securities Fund (IQ
    Annuity(TM)) (January 6)*                            234,483              -           234,483
   Franklin Income Securities (Pinnacleplus(TM))
    (July 15)*                                           315,323              -           315,323
   Franklin Large Cap Growth Securities Fund
    (AnnuiChoice(TM)) (January 6)*                         5,580              -             5,580
   Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                  46,076              -            46,076
   Franklin Large Cap Growth Securities
    (Grandmaster(TM)) (January 6)*                        71,294              -            71,294
   Franklin Large Cap Growth Securities Fund (IQ
    Annuity(TM)) (January 6)*                            145,085              -           145,085
   Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                       137,897              -           137,897
   Franklin Mutual Shares Securities (GrandMaster
    flex3(TM)) (January 6)*                               89,459              -            89,459
   Franklin Mutual Shares Securities (IQ
    Annuity(TM)) (January 6)*                             56,947              -            56,947
   Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                         85,799              -            85,799
   Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                       690,968              -           690,968
   Templeton Foreign Securities (GrandMaster
    flex3(TM)) (January 6)*                               33,220              -            33,220
   Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                        55,057              -            55,057
   Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                         32,093              -            32,093
   Templeton Growth Securities (AnnuiChoice(TM))
    (January 6)*                                           5,338              -             5,338
   Templeton Growth Securities (Grandmaster(TM))
    (January 6)*                                         197,383              -           197,383
   Templeton Growth Securities (IQ Annuity(TM))
    (January 6)*                                          53,088              -            53,088
   Van Kampen LIT Comstock Share (AnnuiChoice(TM))
    (January 6)*                                          29,586              -            29,586
   Van Kampen LIT Comstock (GrandMaster flex3(TM))
    (January 6)*                                           8,828              -             8,828
   Van Kampen LIT Comstock (Grandmaster(TM))
    (January 6)*                                          92,502              -            92,502
   Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                        100,492              -           100,492
   Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                         3,546              -             3,546
   Van Kampen LIT Emerging Growth (GrandMaster
    flex3(TM)) (January 6)*                                1,303              -             1,303
   Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                         4,385              -             4,385
   Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                         13,730              -            13,730
   Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                         21,752              -            21,752
   Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                        94,779              -            94,779

                                                                     UNIT TRANSACTIONS
                                                   -------------------------------------------------------
                                                                                                INCREASE
                                                     UNITS          UNITS          UNITS     (DECREASE) IN
                DIVISION                           PURCHASED      REDEEMED      TRANSFERRED      UNITS
----------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Small Cap Value (GrandMaster
    flex3(TM))                                          1,330           (2)            288           1,616
   Putnam VT Small Cap Value (Grandmaster(TM))            408      (24,533)         23,448            (677)
   Putnam VT Small Cap Value (IQ Annuity(TM))               -       (2,989)          5,090           2,101
   Putnam VT Small Cap Value (Pinnacleplus(TM))
    (July 15)*                                          2,734            -            (822)          1,912
   Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                    -            -             100             100
   Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                          -            -           3,404           3,404
   Putnam VT George Putnam Fund of Boston (IQ
    Annuity(TM)) (January 6)*                             176           (1)              5             180
   Putnam VT Voyager (GrandMaster flex3(TM))
    (January 6)*                                          350            -               -             350
   Putnam VT Voyager (Grandmaster(TM)) (January 6)*         -            -              80              80
   Putnam VT Voyager (IQ Annuity(TM)) (January 6)*         46          (16)            534             564
CLASS 2:
   Templeton Foreign Securities (IQ Annuity(TM))
    (January 6)*                                        1,606          (23)          3,065           4,648
   Franklin Growth & Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                        647          (79)          3,554           4,122
   Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                  320            -           2,300           2,620
   Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                        263       (5,449)         41,979          36,793
   Franklin Growth & Income Securities Fund (IQ
     Annuity(TM)) (January 6)*                            375       (1,483)         29,943          28,835
   Franklin Growth & Income Securities
    (Pinnacleplus(TM)) (July 15)*                       6,733          (80)          1,066           7,719
   Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                      5,653         (466)         26,013          31,200
   Franklin Income Securities (GrandMaster
    flex3(TM)) (January 6)*                            13,794         (229)          5,904          19,469
   Franklin Income Securities  (Grandmaster(TM))
    (January 6)*                                           73       (2,977)         86,145          83,241
   Franklin Income Securities Fund (IQ
    Annuity(TM)) (January 6)*                          13,773       (1,935)          6,757          18,595
   Franklin Income Securities (Pinnacleplus(TM))
    (July 15)*                                         25,838          (56)          2,397          28,179
   Franklin Large Cap Growth Securities Fund
    (AnnuiChoice(TM)) (January 6)*                          -            -             465             465
   Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                1,556           (1)          2,304           3,859
   Franklin Large Cap Growth Securities
    (Grandmaster(TM)) (January 6)*                          4           (4)          5,961           5,961
   Franklin Large Cap Growth Securities Fund (IQ
    Annuity(TM)) (January 6)*                               -          (28)         12,169          12,141
   Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                        858         (309)         10,754          11,303
   Franklin Mutual Shares Securities (GrandMaster
    flex3(TM)) (January 6)*                             6,784            -             591           7,375
   Franklin Mutual Shares Securities (IQ
    Annuity(TM)) (January 6)*                              75       (4,094)          8,706           4,687
   Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                       7,046          (54)            703           7,695
   Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                         77         (270)         57,016          56,823
   Templeton Foreign Securities (GrandMaster
    flex3(TM)) (January 6)*                             2,624            -               -           2,624
   Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                         63          (41)          4,320           4,342
   Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                       2,125            -             604           2,729
   Templeton Growth Securities (AnnuiChoice(TM))
    (January 6)*                                          425            -               -             425
   Templeton Growth Securities (Grandmaster(TM))
    (January 6)*                                           79          (43)         15,742          15,778
   Templeton Growth Securities (IQ Annuity(TM))
    (January 6)*                                        3,127           (3)          1,123           4,247
   Van Kampen LIT Comstock Share (AnnuiChoice(TM))
    (January 6)*                                          430           (4)          1,960           2,386
   Van Kampen LIT Comstock (GrandMaster flex3(TM))
    (January 6)*                                          421            -             295             716
   Van Kampen LIT Comstock (Grandmaster(TM))
    (January 6)*                                            -            -           7,484           7,484
   Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                       8,156          (13)            758           8,901
   Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                        295            -               -             295
   Van Kampen LIT Emerging Growth (GrandMaster
    flex3(TM)) (January 6)*                                 -            -             109             109
   Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                          -            -             366             366
   Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                           -            -           1,148           1,148
   Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                       2,069            -             (15)          2,054
   Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                         23         (106)          7,708           7,625

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                          INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                   --------------------------------------------------------------------
                                                                                       CHANGE IN NET
                                                                                         UNREALIZED
                                                                      NET REALIZED      APPRECIATION    NET INCREASE IN
                                                                     GAIN (LOSS) ON    (DEPRECIATION)      NET ASSETS
                                                   NET INVESTMENT        SALE OF         DURING THE     RESULTING FROM
                    DIVISION                        INCOME (LOSS)     INVESTMENTS          PERIOD         OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                  $          (84)   $           13    $        1,032   $           961
   Van Kampen UIF Emerging Markets Equity Share
    (AnnuiChoice(TM)) (January 6)*                            (76)                7             4,212             4,143
   Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                           (279)            1,326             4,258             5,305
   Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM)) (January 6)*                                (894)           37,880            17,445            54,431
   Van Kampen UIF Emerging Markets Equity Share
    (Pinnacleplus(TM)) (July 15)*                              (3)                1                97                95
   Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                            (187)               47             3,652             3,512
   Van Kampen U.S. Real Estate (Grandmaster(TM))
    (January 6)*                                           (1,234)            1,252            28,898            28,916
CLASS B:
   Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                         534               734            18,986            20,254
   Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                                   (13)                1               350               338
   Scudder EAFE Equity Index (IQ3(TM))                      2,852            13,583            14,325            30,760
   Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                            (123)               23             4,258             4,158
   Scudder VIT Equity 500 Index (AnnuiChoice(TM))              30            15,855            59,833            75,718
   Scudder Equity 500 Index  (GrandMaster
    flex3(TM))                                             (2,932)             (976)           64,087            60,179
   Scudder Equity 500 Index  (IQ3(TM))                     (1,075)           14,314            14,407            27,646
   Scudder VIT Equity 500 Index (Pinnacleplus(TM))
    (July 15)*                                               (225)               12             6,461             6,248
   Scudder VIT Small Cap Index (AnnuiChoice(TM))           (1,182)            5,652            41,629            46,099
   Scudder Small Cap Index (GrandMaster flex3(TM))           (313)               43             8,707             8,437
   Scudder Small Cap Index (IQ3(TM))                         (343)           12,484             9,301            21,442
   Scudder VIT Small Cap Index (Pinnacleplus(TM))
    (July 15)*                                                (46)                2               909               865

                                                        INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                  --------------------------------------------------------------------------------
                                                                                 NET TRANSFERS                    NET INCREASE
                                                  CONTRIBUTIONS     CONTRACT         AMONG       CONTRACT      (DECREASE) IN NET
                                                  FROM CONTRACT   TERMINATIONS    INVESTMENT    MAINTENANCE   ASSETS FROM CONTRACT
                DIVISION                             HOLDERS      AND BENEFITS      OPTIONS       CHARGES     RELATED TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                 $      15,750   $       (372)  $       3,145  $         -   $             18,523
   Van Kampen UIF Emerging Markets Equity Share
    (AnnuiChoice(TM)) (January 6)*                            -              -          58,388          (92)                58,296
   Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                            -              -          46,873            -                 46,873
   Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM)) (January 6)*                                 -              -         115,122           (1)               115,121
   Van Kampen UIF Emerging Markets Equity Share
    (Pinnacleplus(TM)) (July 15)*                             -            (11)            848            -                    837
   Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                        55,486           (512)         15,151           (1)                70,124
   Van Kampen U.S. Real Estate (Grandmaster(TM))
    (January 6)*                                             21         (5,510)        293,929            -                288,440
CLASS B:
   Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                         -         (1,463)        130,597         (435)               128,699
   Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                                   -              -           3,812           (5)                 3,807
   Scudder EAFE Equity Index (IQ3(TM))                        -         (3,273)        119,987          (13)               116,701
   Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                        39,271           (383)          4,457           (2)                43,343
   Scudder VIT Equity 500 Index (AnnuiChoice(TM))         1,456         (7,436)         45,204       (1,846)                37,378
   Scudder Equity 500 Index  (GrandMaster
    flex3(TM))                                          478,212         (7,374)         40,587         (320)               511,105
   Scudder Equity 500 Index  (IQ3(TM))                   13,281         (1,784)         86,227         (182)                97,542
   Scudder VIT Equity 500 Index (Pinnacleplus(TM))
    (July 15)*                                          114,468           (476)         12,130           (2)               126,120
   Scudder VIT Small Cap Index (AnnuiChoice(TM))             (7)        (4,279)        276,253         (906)               271,061
   Scudder Small Cap Index (GrandMaster flex3(TM))      136,562              -           3,370           (6)               139,926
   Scudder Small Cap Index (IQ3(TM))                      3,033       (105,222)        114,224          (26)                12,009
   Scudder VIT Small Cap Index (Pinnacleplus(TM))
    (July 15)*                                           27,272              -           3,424           (2)                30,694

                                                     INCREASE       NET ASSETS,
                                                   (DECREASE) IN    BEGINNING OF  NET ASSETS, END
                DIVISION                            NET ASSETS          YEAR          OF YEAR
-------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                  $      19,484   $          -   $        19,484
   Van Kampen UIF Emerging Markets Equity Share
    (AnnuiChoice(TM)) (January 6)*                        62,439              -            62,439
   Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                        52,178              -            52,178
   Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM)) (January 6)*                            169,552              -           169,552
   Van Kampen UIF Emerging Markets Equity Share
    (Pinnacleplus(TM)) (July 15)*                            932              -               932
   Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                         73,636              -            73,636
   Van Kampen U.S. Real Estate (Grandmaster(TM))
    (January 6)*                                         317,356              -           317,356
CLASS B:
   Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                    148,953         12,015           160,968
   Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                                4,145              -             4,145
   Scudder EAFE Equity Index (IQ3(TM))                   147,461              -           147,461
   Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                         47,501              -            47,501
   Scudder VIT Equity 500 Index (AnnuiChoice(TM))        113,096        216,678           329,774
   Scudder Equity 500 Index  (GrandMaster
    flex3(TM))                                           571,284         41,566           612,850
   Scudder Equity 500 Index  (IQ3(TM))                   125,188         35,053           160,241
   Scudder VIT Equity 500 Index (Pinnacleplus(TM))
    (July 15)*                                           132,368              -           132,368
   Scudder VIT Small Cap Index (AnnuiChoice(TM))         317,160              -           317,160
   Scudder Small Cap Index (GrandMaster flex3(TM))       148,363              -           148,363
   Scudder Small Cap Index (IQ3(TM))                      33,451          9,885            43,336
   Scudder VIT Small Cap Index (Pinnacleplus(TM))
    (July 15)*                                            31,559              -            31,559

                                                                     UNIT TRANSACTIONS
                                                   -------------------------------------------------------
                                                                                               INCREASE
                                                     UNITS         UNITS          UNITS      (DECREASE) IN
                DIVISION                           PURCHASED     REDEEMED      TRANSFERRED      UNITS
---------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                       1,518          (35)            298          1,781
   Van Kampen UIF Emerging Markets Equity Share
    (AnnuiChoice(TM)) (January 6)*                          -           (6)          4,330          4,324
   Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                          -            -           3,626          3,626
   Van Kampen UIF Emerging Markets Equity (IQ
    Annuity(TM)) (January 6)*                               -            -          11,799         11,799
   Van Kampen UIF Emerging Markets Equity Share
    (Pinnacleplus(TM)) (July 15)*                           -           (1)             75             74
   Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                       5,099          (46)          1,339          6,392
   Van Kampen U.S. Real Estate (Grandmaster(TM))
    (January 6)*                                            2         (437)         24,136         23,701
CLASS B:
   Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                       -         (202)         14,133         13,931
   Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                                 -           (1)            392            391
   Scudder EAFE Equity Index (IQ3(TM))                      -         (342)         14,799         14,457
   Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                       3,636          (35)            394          3,995
   Scudder VIT Equity 500 Index (AnnuiChoice(TM))         144       (1,013)          6,097          5,228
   Scudder Equity 500 Index  (GrandMaster
    flex3(TM))                                         48,343         (752)          4,123         51,714
   Scudder Equity 500 Index  (IQ3(TM))                  1,455         (208)          9,787         11,034
   Scudder VIT Equity 500 Index (Pinnacleplus(TM))
    (July 15)*                                         10,885          (45)          1,139         11,979
   Scudder VIT Small Cap Index (AnnuiChoice(TM))            -         (518)         29,014         28,496
   Scudder Small Cap Index (GrandMaster flex3(TM))     12,171           (1)            308         12,478
   Scudder Small Cap Index (IQ3(TM))                      317       (9,936)         12,274          2,655
   Scudder VIT Small Cap Index (Pinnacleplus(TM))
    (July 15)*                                          2,429            -             301          2,730

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JPM Funds"), Putnam Variable Trust Funds ("Putnam Funds"), Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP

Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. ("DeAM"). The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Dean Witter Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has four hundred twelve investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the statement of operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2004 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004) and the cost of shares held at December 31, 2004 for each division were as follows:

                   DIVISION                                          PURCHASES        SALES           COST
--------------------------------------------------------------------------------------------------------------
 Touchstone Aggressive ETF (AnnuiChoice(TM))                        $    362,235   $        693   $    361,543
 Touchstone Aggressive ETF (GrandMaster flex3(TM))                       148,717              9        148,708
 Touchstone Aggressive ETF (Grandmaster(TM))                           1,824,815          1,431      1,823,410
 Touchstone Aggressive ETF (IQ Annuity(TM))                               25,143              9         25,134
 Touchstone Aggressive ETF (Pinnacleplus(TM))                             31,227             26         31,201
 Touchstone Balanced (AnnuiChoice(TM))                                    71,164         16,717        195,353
 Touchstone Balanced (GrandMaster flex3(TM))                             257,092         35,543        385,681
 Touchstone Balanced (Grandmaster(TM))                                     3,122              5          3,117
 Touchstone Balanced (IQ Annuity(TM))                                    216,955        158,715        286,698
 Touchstone Balanced (Pinnacleplus(TM))                                  285,465         13,910        293,636
 Touchstone Baron Small Cap (AnnuiChoice(TM))                            189,991         12,000        282,226
 Touchstone Baron Small Cap (GrandMaster flex3(TM))                      188,637         35,286        245,951
 Touchstone Baron Small Cap (Grandmaster(TM))                            198,239         54,921        145,703
 Touchstone Baron Small Cap (IQ Annuity(TM))                             196,906        211,873        681,479
 Touchstone Baron Small Cap (Pinnacleplus(TM))                           194,428          2,155        215,491
 Touchstone Conservative ETF (Grandmaster(TM))                             1,417              1          1,416
 Touchstone Conservative ETF (IQ Annuity(TM))                             25,337             17         25,320
 Touchstone Conservative ETF (Pinnacleplus(TM))                           32,307             24         32,283
 Touchstone Core Bond (AnnuiChoice(TM))                                   68,505        128,743        352,259
 Touchstone Core Bond (GrandMaster flex3(TM))                            393,008        224,379        519,238
 Touchstone Core Bond (Grandmaster(TM))                                   42,083            362         41,721
 Touchstone Core Bond (IQ Annuity(TM))                                    89,344         61,839        523,916
 Touchstone Core Bond (Pinnacleplus(TM))                                 114,517          4,192        128,590
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                     407            599         29,614
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))            14,684            497         23,659
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                   28,070         40,098        172,039
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                 24,463          1,538         38,976
 Touchstone Emerging Growth (AnnuiChoice(TM))                            397,113        337,442        334,283
 Touchstone Emerging Growth (GrandMaster flex3(TM))                       82,197            989         92,199
 Touchstone Emerging Growth (Grandmaster(TM))                            115,750            509        115,242
 Touchstone Emerging Growth (IQ Annuity(TM))                             214,530        174,813        355,879
 Touchstone Emerging Growth (Pinnacleplus(TM))                           188,026          4,593        229,804
 Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                         7,064         66,550          7,050
 Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                  58,036         17,132         49,770
 Touchstone Enhanced Dividend 30 (Grandmaster(TM))                        24,625            247         24,388
 Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                            120         33,297            525
 Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                       39,039          1,105         37,903
 Touchstone Enhanced ETF (GrandMaster flex3(TM))                           3,015              2          3,013
 Touchstone Enhanced ETF (Grandmaster(TM))                               271,067            154        270,915
 Touchstone Enhanced ETF (Pinnacleplus(TM))                               18,811             13         18,798
 Touchstone Growth & Income (AnnuiChoice(TM))                              2,272          5,171         81,203

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
 Touchstone Growth & Income (GrandMaster flex3(TM))                   $      2,263    $      1,899   $    118,164
 Touchstone Growth & Income (IQ Annuity(TM))                               163,739         103,070        243,797
 Touchstone Growth & Income (Pinnacleplus(TM))                              66,881           6,093         74,600
 Touchstone High Yield (AnnuiChoice(TM))                                   124,783         161,464        253,172
 Touchstone High Yield (GrandMaster flex3(TM))                             271,037         131,575        498,604
 Touchstone High Yield (Grandmaster(TM))                                   425,954          65,489        363,097
 Touchstone High Yield (IQ Annuity(TM))                                    245,498         337,698        366,923
 Touchstone High Yield (Pinnacleplus(TM))                                  355,726          48,203        332,828
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                  7,510               5          7,505
 Touchstone Moderate ETF (GrandMaster flex3(TM))                           303,636             108        303,528
 Touchstone Moderate ETF (Grandmaster(TM))                                 125,012               -        125,012
 Touchstone Moderate ETF (IQ Annuity(TM))                                  487,440             397        487,047
 Touchstone Moderate ETF (Pinnacleplus(TM))                                356,577             473        356,109
 Touchstone Money Market (AnnuiChoice(TM))                                   5,970          42,056        423,273
 Touchstone Third Avenue Value (AnnuiChoice(TM))                            32,016         218,992        581,397
 Touchstone Third Avenue Value (GrandMaster flex3(TM))                     499,055          40,196        616,384
 Touchstone Third Avenue Value (Grandmaster(TM))                           290,101          17,398        274,870
 Touchstone Third Avenue Value (IQ Annuity(TM))                            382,306         320,745      1,721,150
 Touchstone Third Avenue Value (Pinnacleplus(TM))                          647,580          18,198        649,048
 Touchstone Value Plus (AnnuiChoice(TM))                                     1,578          11,332        153,789
 Touchstone Value Plus (GrandMaster flex3(TM))                              49,837          73,562         92,200
 Touchstone Value Plus (Grandmaster(TM))                                    38,798             405         38,419
 Touchstone Value Plus (IQ Annuity(TM))                                     45,717          82,772        168,782
 Touchstone Value Plus (Pinnacleplus(TM))                                  152,810           5,487        174,475
 JP Morgan Bond (AnnuiChoice(TM))                                          197,394         222,144        616,270
 JP Morgan Bond (GrandMaster flex3(TM))                                    218,522         118,203        408,865
 JP Morgan Bond (Grandmaster(TM))                                           53,484             347         53,139
 JP Morgan Bond (IQ3(TM))                                                  127,693          57,163        209,192
 JP Morgan Bond (Pinnacleplus(TM))                                         254,865          48,731        295,410
 JP Morgan International Equity (AnnuiChoice(TM))                          230,159           3,045        281,029
 JP Morgan International Equity (GrandMaster flex3(TM))                     28,318             921         68,056
 JP Morgan International Equity (Grandmaster(TM))                          861,931           3,642        858,409
 JP Morgan International Equity (IQ3(TM))                                   55,697         127,458         59,773
 JP Morgan International Equity (Pinnacleplus(TM))                          31,877             281         39,093
 JP Morgan Mid Cap Value (AnnuiChoice(TM))                                 115,419           1,070        121,112
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))                            64,576           2,538        109,628
 JP Morgan Mid Cap Value (Grandmaster(TM))                                  54,151           1,475         52,770
 JP Morgan Mid Cap Value (IQ3(TM))                                          90,757          25,500         90,784
 JP Morgan Mid Cap Value (Pinnacleplus(TM))                                276,019           6,985        360,626
INITIAL CLASS:
 Touchstone Money Market (GrandMaster flex3(TM))                             1,713          17,503         48,863
 Fidelity VIP Equity-Income (Grandmaster(TM))                            1,779,639       5,448,358     25,898,527
 Fidelity VIP Growth (Grandmaster(TM))                                     471,705       7,869,679     19,041,501
 Fidelity VIP High Income (Grandmaster(TM))                              1,643,323       3,993,693      7,572,908
 Fidelity VIP II Asset Manager (Grandmaster(TM))                         3,319,632       2,194,506     13,247,053
 Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))                   160,572       3,135,516              -
 Fidelity VIP II Contrafund (Grandmaster(TM))                            1,157,124       5,625,387     19,295,582
 Fidelity VIP II Index 500 (Grandmaster(TM))                               522,796       6,759,701      9,686,560

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))              $  4,455,327    $  8,918,788   $  4,954,201
 Fidelity VIP III Balanced (Grandmaster(TM))                             1,088,484       1,203,947      3,505,480
 Fidelity VIP III Growth & Income (Grandmaster(TM))                      1,373,740       3,160,749      5,426,726
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))                    54,617         544,927      1,894,218
 Fidelity VIP Overseas (Grandmaster(TM))                                   566,732       1,534,716      4,640,454
SERVICE CLASS:
 Touchstone Money Market (AnnuiChoice(TM))                               1,302,524       2,082,962      1,943,017
 Touchstone Money Market (GrandMaster flex3(TM))                         4,722,672       3,866,508      1,255,942
 Touchstone Money Market (Grandmaster(TM))                              10,008,873      18,327,839      5,556,185
 Touchstone Money Market (IQ Annuity(TM))                                  149,599         159,905         60,214
 Fidelity VIP III Mid Cap (Grandmaster(TM))                                543,981       1,421,408      3,680,368
 MFS Capital Opportunities (AnnuiChoice(TM))                                28,429           9,952        105,179
 MFS Capital Opportunities (GrandMaster flex3(TM))                         117,159           6,656        111,045
 MFS Capital Opportunities (Grandmaster(TM))                                47,335         110,424         54,367
 MFS Capital Opportunities (IQ Annuity(TM))                                128,840          40,569        258,503
 MFS Capital Opportunities (Pinnacleplus(TM))                               51,077             560         51,105
 MFS Emerging Growth (AnnuiChoice(TM))                                      14,511             240         15,268
 MFS Emerging Growth (GrandMaster flex3(TM))                               151,027         151,959         28,210
 MFS Emerging Growth (Grandmaster(TM))                                      26,155          13,241         50,381
 MFS Emerging Growth (IQ Annuity(TM))                                      119,870         292,251        345,542
 MFS Emerging Growth (Pinnacleplus(TM))                                     20,988           9,968         12,802
 MFS Investors Growth Stock (AnnuiChoice(TM))                               53,631             707         65,224
 MFS Investors Growth Stock (GrandMaster flex3(TM))                         14,989          10,791         37,103
 MFS Investors Growth Stock (Grandmaster(TM))                               20,723          16,903         18,647
 MFS Investors Growth Stock (IQ Annuity(TM))                                27,158             998         56,859
 MFS Investors Growth Stock (Pinnacleplus(TM))                              43,124           1,309         77,384
 MFS Investors Trust (AnnuiChoice(TM))                                          77          17,332              -
 MFS Investors Trust (GrandMaster flex3(TM))                                29,959          85,218              -
 MFS Investors Trust (Grandmaster(TM))                                         209          89,838              -
 MFS Investors Trust (IQ Annuity(TM))                                        2,043         114,645              -
 MFS Investors Trust (Pinnacleplus(TM))                                     14,678          41,752              -
 MFS Mid Cap Growth (AnnuiChoice(TM))                                       24,431         138,482        169,321
 MFS Mid Cap Growth (GrandMaster flex3(TM))                                145,365          97,627         87,963
 MFS Mid Cap Growth (Grandmaster(TM))                                      146,515         186,658      1,140,577
 MFS Mid Cap Growth (IQ Annuity(TM))                                        66,624         184,628        145,338
 MFS Mid Cap Growth (Pinnacleplus(TM))                                      98,555           4,837         93,857
 MFS New Discovery (AnnuiChoice(TM))                                        19,351           5,285        151,034
 MFS New Discovery (GrandMaster flex3(TM))                                 239,356             792        238,495
 MFS New Discovery (Grandmaster(TM))                                        54,122         192,578        251,196
 MFS New Discovery (IQ Annuity(TM))                                         70,738         107,239        107,779
 MFS New Discovery (Pinnacleplus(TM))                                        6,235           1,970          7,251
 MFS Research (AnnuiChoice(TM))                                                496          53,884              -
 MFS Research (Grandmaster(TM))                                                135          14,785              -
 MFS Research (IQ3(TM))                                                     20,307          19,966              -
 MFS Total Return (AnnuiChoice(TM))                                        152,983         296,416        623,568
 MFS Total Return (GrandMaster flex3(TM))                                  135,079          15,107        245,579
 MFS Total Return (Grandmaster(TM))                                        277,401         347,082      1,615,034

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
 MFS Total Return (IQ Annuity(TM))                                    $    190,055    $    192,811   $  1,096,762
 MFS Total Return (Pinnacleplus(TM))                                       290,977          46,240        534,860
SERVICE CLASS 2:
 Touchstone Money Market (IQ Annuity(TM))                               10,403,841      10,713,594      3,100,780
 Fidelity VIP Aggressive Growth (IQ Annuity(TM))                                 -          54,311              -
 Fidelity VIP Asset Manager (AnnuiChoice(TM))                              221,385          22,139        407,307
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))                        188,510             560        187,958
 Fidelity VIP Asset Manager (IQ3(TM))                                      300,338          67,116        545,968
 Fidelity VIP Asset Manager (Pinnacleplus(TM))                              39,567          32,124         51,146
 Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))                        7,174          17,793              -
 Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM))                        4,287         199,199              -
 Fidelity VIP Asset Manager: Growth (IQ Annuity(TM))                        13,825         189,583              -
 Fidelity VIP Balanced (AnnuiChoice(TM))                                    45,130          31,501        252,861
 Fidelity VIP Balanced (GrandMaster flex3(TM))                             270,326          13,731        286,003
 Fidelity VIP Balanced (IQ3(TM))                                           124,479         112,049        531,063
 Fidelity VIP Balanced (Pinnacleplus(TM))                                  142,956          32,619        120,372
 Fidelity VIP Contrafund (AnnuiChoice(TM))                                 341,753          50,556        791,482
 Fidelity VIP Contrafund (GrandMaster flex3(TM))                           607,865         149,587        661,257
 Fidelity VIP Contrafund (IQ3(TM))                                         540,203         369,982      1,646,102
 Fidelity VIP Contrafund (Pinnacleplus(TM))                                710,009          21,256        725,905
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                    (1)            495         26,916
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))          27,281              77         27,210
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))                30,386              87         30,302
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                  7,482         124,994        208,608
 Fidelity VIP Equity-Income (AnnuiChoice(TM))                               86,851         141,864        583,339
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))                        405,544          69,790        422,356
 Fidelity VIP Equity-Income (IQ3(TM))                                      149,230         263,395      1,065,690
 Fidelity VIP Equity-Income (Pinnacleplus(TM))                             781,411         103,627        808,857
 Fidelity VIP Growth & Income (AnnuiChoice(TM))                            291,238          57,987        342,447
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))                      275,521         153,049        158,285
 Fidelity VIP Growth & Income (IQ3(TM))                                    135,271         258,773        356,645
 Fidelity VIP Growth & Income (Pinnacleplus(TM))                            48,813           6,251         91,793
 Fidelity VIP Growth (AnnuiChoice(TM))                                     220,262         395,135        309,582
 Fidelity VIP Growth (GrandMaster flex3(TM))                               772,237         187,064        609,619
 Fidelity VIP Growth (IQ3(TM))                                           5,853,535       6,309,574        501,139
 Fidelity VIP Growth (Pinnacleplus(TM))                                    202,396          18,679        183,841
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                           219           6,476         46,342
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                  69,984             488         77,281
 Fidelity VIP Growth Opportunities (IQ3(TM))                                47,777          48,774         20,662
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                       62,973           9,179         62,596
 Fidelity VIP High Income (AnnuiChoice(TM))                                236,513         264,225        424,502
 Fidelity VIP High Income (GrandMaster flex3(TM))                        2,957,603       1,858,981      1,603,434
 Fidelity VIP High Income (IQ3(TM))                                      1,805,474         539,035      1,936,275
 Fidelity VIP High Income (Pinnacleplus(TM))                               171,151           7,172        193,827
 Fidelity VIP Index 500 (AnnuiChoice(TM))                                   83,449         341,600        454,827
 Fidelity VIP Index 500 (IQ3(TM))                                          464,006         750,568        754,383
 Fidelity VIP Index 500 (Pinnacleplus(TM))                                 109,414          16,100         92,682

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                 $    432,880    $    493,778   $    932,311
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                176,347          18,791        158,395
 Fidelity VIP Investment Grade Bond (IQ3(TM))                              432,755         269,095      1,321,239
 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                      61,243          22,460         89,797
 Fidelity VIP Mid Cap (AnnuiChoice(TM))                                    465,803         319,924        600,653
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))                              180,907          73,092        232,480
 Fidelity VIP Mid Cap (IQ Annuity(TM))                                     347,241         351,971      1,054,115
 Fidelity VIP Mid Cap (Pinnacleplus(TM))                                   597,047          59,408        590,871
 Fidelity VIP Overseas (AnnuiChoice(TM))                                    92,939         144,298        197,702
 Fidelity VIP Overseas (GrandMaster flex3(TM))                              25,666              90         25,584
 Fidelity VIP Overseas (IQ3(TM))                                            41,070          76,642         83,426
 Fidelity VIP Overseas (Pinnacleplus(TM))                                   73,164           7,750         72,211
SERVICE SHARES:
 Janus Aspen Growth (AnnuiChoice(TM))                                            1          31,681              -
 Janus Aspen Growth (Grandmaster(TM))                                        3,144          55,023              -
 Janus Aspen Growth (IQ Annuity(TM))                                             -           4,910              -
 Janus Aspen Growth (Pinnacleplus(TM))                                           1           6,190              -
 Janus Aspen International Growth (AnnuiChoice(TM))                             (1)         71,790              -
 Janus Aspen International Growth (GrandMaster flex3(TM))                    4,727           8,246              -
 Janus Aspen International Growth (Grandmaster(TM))                         95,060         352,577              -
 Janus Aspen International Growth (IQ Annuity(TM))                           7,117          92,761              -
 Janus Aspen International Growth (Pinnacleplus(TM))                         4,200           3,989              -
 Janus Aspen Mid Cap Growth (AnnuiChoice(TM))                                    4           5,503              -
 Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))                              1           8,774              -
 Janus Aspen Mid Cap Growth (Grandmaster(TM))                               22,096          67,530              -
 Janus Aspen Mid Cap Growth (IQ Annuity(TM))                                 1,855          65,670              -
 Janus Aspen Mid Cap Growth (Pinnacleplus(TM))                               2,287           2,266              -
 Janus Aspen Worldwide Growth (AnnuiChoice(TM))                                  -          51,417              -
 Janus Aspen Worldwide Growth (Grandmaster(TM))                                327          61,654              -
 Janus Aspen Worldwide Growth (IQ Annuity(TM))                               3,712         318,733              -
 Janus Aspen Worldwide Growth (Pinnacleplus(TM))                            17,092          19,496              -
CLASS 1:
 Touchstone Money Market (Pinnacleplus(TM))                              1,633,581       1,206,982        635,565
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                     44,696          14,992         46,451
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))               66,829           3,166         68,250
 Van Kampen UIF Emerging Markets Debt (IQ3(TM))                             19,292          64,993         32,526
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                          85,241          88,397        227,497
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                   231,087          58,153        256,129
 Van Kampen UIF U.S. Real Estate (IQ3(TM))                                  84,803         114,175         89,604
CLASS 1B SHARES:
 Putnam VT Discovery Growth (AnnuiChoice(TM))                                  499           1,533         29,286
 Putnam VT Discovery Growth (Grandmaster(TM))                                7,764          74,549         34,715
 Putnam VT Discovery Growth (IQ Annuity(TM))                                     5           4,811         68,069
 Putnam VT Growth and Income (AnnuiChoice(TM))                              18,061           7,454        122,052
 Putnam VT Growth and Income (GrandMaster flex3(TM))                           152             117          5,652
 Putnam VT Growth and Income (Grandmaster(TM))                               4,522          33,730        191,487
 Putnam VT Growth and Income (IQ Annuity(TM))                              274,912         675,947        561,657

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
 Putnam VT Growth and Income (Pinnacleplus(TM))                       $      3,242    $         58   $      4,257
 Putnam VT International Equity (AnnuiChoice(TM))                            3,005          48,694         50,312
 Putnam VT International Equity (GrandMaster flex3(TM))                     71,840          55,107         70,360
 Putnam VT International Equity (Grandmaster(TM))                          180,780         355,027        164,678
 Putnam VT International Equity (IQ Annuity(TM))                             7,092          76,114        152,410
 Putnam VT International Equity (Pinnacleplus(TM))                          10,639              38         10,604
 Putnam VT New Opportunities (Grandmaster(TM))                                 377          74,749              -
 Putnam VT New Opportunities (IQ Annuity(TM))                              186,623         300,374              -
 Putnam VT Small Cap Value (AnnuiChoice(TM))                                50,375          64,764        226,048
 Putnam VT Small Cap Value (GrandMaster flex3(TM))                         326,833         154,721        210,628
 Putnam VT Small Cap Value (Grandmaster(TM))                               447,594         665,987      1,586,281
 Putnam VT Small Cap Value (IQ Annuity(TM))                                151,041         136,192        409,089
 Putnam VT Small Cap Value (Pinnacleplus(TM))                               94,670          21,129         96,956
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))          1,510              33          2,535
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                4,509           3,820         36,537
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                    87              70          1,890
 Putnam VT Voyager (GrandMaster flex3(TM))                                      10              68          3,667
 Putnam VT Voyager (Grandmaster(TM))                                        98,022          52,297         43,527
 Putnam VT Voyager (IQ Annuity(TM))                                         28,591             363         34,473
 Putnam VT Voyager (Pinnacleplus(TM))                                        4,417              88          4,326
CLASS 2:
 Franklin Foreign Securities (IQ Annuity(TM))                              163,477          35,903        185,662
 Franklin Growth and Income Securities (AnnuiChoice(TM))                   448,657         393,499        102,305
 Franklin Growth and Income Securities (GrandMaster flex3(TM))              77,051          29,839         78,721
 Franklin Growth and Income Securities (Grandmaster(TM))                    51,681         166,028        282,883
 Franklin Growth and Income Securities (IQ Annuity(TM))                     83,409          42,984        332,665
 Franklin Growth and Income Securities (Pinnacleplus(TM))                  283,162         114,740        255,156
 Franklin Income Securities (AnnuiChoice(TM))                              213,032          59,426        516,719
 Franklin Income Securities (GrandMaster flex3(TM))                        774,816          75,627        932,317
 Franklin Income Securities (Grandmaster(TM))                              291,246         339,462        938,715
 Franklin Income Securities (IQ Annuity(TM))                               440,322         243,919        434,628
 Franklin Income Securities (Pinnacleplus(TM))                             666,838          28,573        946,547
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))                    251,460           9,826        247,122
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))              197,714          12,856        229,664
 Franklin Large Cap Growth Securities (Grandmaster(TM))                    164,826          47,341        188,813
 Franklin Large Cap Growth Securities (IQ Annuity(TM))                      88,609          98,601        131,791
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))                   357,385          40,642        315,342
 Franklin Mutual Shares Securities (AnnuiChoice(TM))                       151,901           6,296        262,152
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))                 408,464          99,246        400,865
 Franklin Mutual Shares Securities (IQ Annuity(TM))                         73,926          33,730         93,579
 Franklin Mutual Shares Securities (Pinnacleplus(TM))                      266,714           8,587        339,274
 Franklin Mutual Shares Securities (Grandmaster(TM))                       247,866         154,484        722,744
 Templeton Foreign Securities Fund (GrandMaster flex3(TM))                 153,254          27,893        161,220
 Templeton Foreign Securities Fund (Grandmaster(TM))                       171,997         102,858        132,613
 Templeton Foreign Securities Fund (Pinnacleplus(TM))                      183,894           8,620        206,542
 Templeton Foreign Securities Fund (AnnuiChoice(TM))                       192,867         136,994         53,588
 Templeton Growth Securities (AnnuiChoice(TM))                              63,427             476         68,239

                   DIVISION                                            PURCHASES          SALES          COST
-----------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
 Templeton Growth Securities (GrandMaster flex3(TM))                  $    263,618    $      1,754   $    261,924
 Templeton Growth Securities (Grandmaster(TM))                             169,741          73,651        282,761
 Templeton Growth Securities (IQ Annuity(TM))                               74,901           4,172        118,725
 Templeton Growth Securities (Pinnacleplus(TM))                             94,841           1,045         93,787
 Van Kampen LIT Comstock (AnnuiChoice(TM))                                 301,336           1,465        324,836
 Van Kampen LIT Comstock (GrandMaster flex3(TM))                           116,846             905        123,854
 Van Kampen LIT Comstock (Grandmaster(TM))                               2,240,537         241,201      2,103,314
 Van Kampen LIT Comstock (IQ Annuity(TM))                                   46,973          40,264          5,959
 Van Kampen LIT Comstock (Pinnacleplus(TM))                                 73,590           7,010        163,558
 Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                               95              39          3,551
 Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                     15,850             191         16,933
 Van Kampen LIT Emerging Growth (Grandmaster(TM))                            6,292           1,143          9,462
 Van Kampen LIT Emerging Growth (IQ Annuity(TM))                           143,144         153,438          1,045
 Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                          91,371          44,068         67,147
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                     34,097          73,743         52,756
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                    44,847           2,403         60,938
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                  135,660         145,838         50,188
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))             67,691          25,011         39,006
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                  332,035         154,604        230,858
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                    54,760         211,884         13,937
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                  57,342          18,578         39,194
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                       220,486          32,026        264,130
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                         401,417         323,920        426,263
 Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                            5,440              34          5,409
CLASS B:
 Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                           192,404          88,070        266,068
 Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                     112,023          29,910         88,886
 Scudder VIT EAFE Equity Index (Grandmaster(TM))                           258,914         163,624        107,665
 Scudder VIT EAFE Equity Index (IQ3(TM))                                   421,711         205,534        368,083
 Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                          215,117          70,121        191,660
 Scudder VIT Equity 500 Index (AnnuiChoice(TM))                            447,220         191,015        576,025
 Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                      716,094         431,650        910,559
 Scudder VIT Equity 500 Index (Grandmaster(TM))                          4,817,802         943,677      3,900,867
 Scudder VIT Equity 500 Index (IQ3(TM))                                    726,667         497,799        396,454
 Scudder VIT Equity 500 Index (Pinnacleplus(TM))                           694,004          68,961        757,429
 Scudder VIT Small Cap Index (AnnuiChoice(TM))                              67,929         220,692        163,688
 Scudder VIT Small Cap Index (GrandMaster flex3(TM))                       198,912         170,476        186,732
 Scudder VIT Small Cap Index (Grandmaster(TM))                             233,825          16,071        217,422
 Scudder VIT Small Cap Index (IQ3(TM))                                     243,007         205,061         78,301
 Scudder VIT Small Cap Index (Pinnacleplus(TM))                            453,473         137,542        348,225

The following Separate Account divisions were closed during 2003:

  Gabelli Large Cap Value (AnnuiChoice(TM))                              INITIAL CLASS:
  Gabelli Large Cap Value (IQ Annuity(TM))                                 VIP Money Market (Grandmaster(TM))
  Gabelli Large Cap Value (GrandMaster flex3(TM))                        SERVICE CLASS 2:
  Touchstone Large Cap Growth (IQ Annuity(TM))                             VIP Money Market (IQ Annuity(TM))
  Touchstone Growth/Value (IQ Annuity(TM))                                 VIP Money Market (AnnuiChoice(TM))
  Touchstone Growth/Value (AnnuiChoice(TM))                                VIP Money Market (GrandMaster flex3(TM))
  Touchstone International Equity (IQ Annuity(TM))                       SERVICE SHARES:
  Touchstone Small Cap Value (IQ Annuity(TM))                              Janus Aspen Capital Appreciation (IQ Annuity(TM))
  Touchstone Small Cap Value (AnnuiChoice(TM))                             Janus Aspen Capital Appreciation (AnnuiChoice(TM))
  Touchstone Small Cap Value (GrandMaster flex3(TM))                       Janus Aspen Capital Appreciation (Grandmaster(TM))
  Van Kampen Bandwidth & Telecommunications (AnnuiChoice(TM))              Janus Aspen Core Equity (IQ Annuity(TM))
  Van Kampen Bandwidth & Telecommunications (IQ Annuity(TM))               Janus Aspen Core Equity (AnnuiChoice(TM))
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))              Janus Aspen Core Equity (Grandmaster(TM))
  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))               Janus Aspen Strategic Value (IQ Annuity(TM))
  Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM))        Janus Aspen Strategic Value (AnnuiChoice(TM))
  Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))                 Janus Aspen Strategic Value (Grandmaster(TM))
  Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                       Janus Aspen Strategic Value (GrandMaster flex3(TM))
  Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                        Janus Aspen Balanced (AnnuiChoice(TM))
  Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                       Janus Aspen Balanced (Grandmaster(TM))
  Van Kampen MS U.S. Multinational (IQ Annuity(TM))                        Janus Aspen Balanced (GrandMaster flex3(TM))
                                                                           Janus Aspen Balanced (IQ3(TM))

3. EXPENSES

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are eight contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), Grandmaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3"), IQ Advisor, AnnuiChoice, PinnaclePLUS and ETF easyAnnuity. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity and IQ3 have no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, "Grandmaster flex3" charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net asets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit, referred to as IQ Advisor Enhanced, and charges an annual rate of 0.80% of net assets to cover these expenses. ETF Easy Annuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For Grandmaster, IQ Annuity, IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster FLEX3, an annual administrative charge of $50 per contract is assessed. IQ Advisor does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2004, 2003, 2002 and 2001 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004 and
2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
Touchstone Aggressive ETF (AnnuiChoice(TM))
                                        2004   $   35   $ 10.27   $      362   $          -        13.94%      1.00%         2.70%
Touchstone Aggressive ETF (GrandMaster flex3(TM))
                                        2004       14     10.27          148              -        88.01%      1.55%         2.70%
Touchstone Aggressive ETF (Grandmaster(TM))
                                        2004      178     10.27        1,826              -        13.31%      1.35%         2.70%
Touchstone Aggressive ETF (IQ Annuity(TM))
                                        2004        2     10.27           25              -        20.85%      1.45%         2.70%
Touchstone Aggressive ETF (Pinnacleplus(TM))
                                        2004        3     10.27           31              -        12.01%      1.67%         2.70%
Touchstone Balanced (AnnuiChoice(TM))
                                        2004       18     11.93          217              -         1.16%      1.00%         8.55%
                                        2003       14     10.99          150              -         1.33%      1.00%        20.37%
                                        2002        1      9.13            7              1         3.25%      1.00%       (10.05%)
                                        2001        -*    10.15            1             14       119.25%      1.00%         1.50%
Touchstone Balanced (GrandMaster flex3(TM))
                                        2004       34     12.22          416              -         1.29%      1.55%         7.95%
                                        2003       15     11.32          168              -         3.09%      1.55%        19.66%
                                        2002        -*     9.46            2              -*        8.37%      1.55%        (5.40%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 Touchstone Balanced (Grandmaster(TM))
                                        2004        -*  $ 10.82   $        3   $          -        18.02%      1.35%         8.20%
 Touchstone Balanced (IQ Annuity(TM))
                                        2004       28     11.48          321              -         0.91%      1.45%         8.00%
                                        2003       22     10.63          234              -         0.65%      1.45%        19.84%
                                        2002       26      8.87          232             24         2.65%      1.45%       (10.40%)
                                        2001        7      9.90           67            744        14.92%      1.45%        (1.00%)
 Touchstone Balanced (Pinnacleplus(TM))
                                        2004       26     11.80          304              -         2.45%      1.67%         7.76%
                                        2003        2     10.95           21              -         5.96%      1.67%         9.50%
 Touchstone Baron Small Cap (AnnuiChoice(TM))
                                        2004       25     14.52          363              -         0.00%      1.00%        26.59%
                                        2003       11     11.47          127              -         0.00%      1.00%        31.99%
                                        2002        8      8.69           66              -         0.00%      1.00%       (14.89%)
                                        2001        1     10.21           13              -         0.00%      1.00%         2.10%
 Touchstone Baron Small Cap (GrandMaster flex3(TM))
                                        2004       22     13.67          298              -         0.00%      1.55%        25.87%
                                        2003        9     10.86           95              -         0.00%      1.55%        31.32%
                                        2002        -*     8.27            2              -         0.00%      1.55%       (17.30%)
 Touchstone Baron Small Cap (Grandmaster(TM))
                                        2004       14     11.79          160              -         0.00%      1.35%        17.90%
 Touchstone Baron Small Cap (IQ Annuity(TM))
                                        2004       71     13.99          994              -         0.00%      1.45%        25.92%
                                        2003       71     11.11          794              -         0.00%      1.45%        31.64%
                                        2002       60      8.44          506              -         0.00%      1.45%       (15.35%)
                                        2001       20      9.97          198              -         0.00%      1.45%        (0.30%)
 Touchstone Baron Small Cap (Pinnacleplus(TM))
                                        2004       18     13.87          247              -         0.00%      1.67%        25.63%
                                        2003        2     11.04           23              -         0.00%      1.67%        10.40%
 Touchstone Conservative ETF (Grandmaster(TM))
                                        2004        -*    10.16            1              -        32.93%      1.35%         1.60%
 Touchstone Conservative ETF (IQ Annuity(TM))
                                        2004        2     10.16           25              -        27.40%      1.45%         1.60%
 Touchstone Conservative ETF (Pinnacleplus(TM))
                                        2004        3     10.16           32              -        28.12%      1.67%         1.60%
 Touchstone Core Bond (AnnuiChoice(TM))
                                        2004       30     11.31          342              -         3.36%      1.00%         2.26%
                                        2003       36     11.06          403              -         4.54%      1.00%         2.50%
                                        2002       15     10.79          157              -        19.39%      1.00%         6.83%
 Touchstone Core Bond (GrandMaster flex3(TM))
                                        2004       47     10.80          509              -         4.34%      1.55%         1.69%
                                        2003       33     10.62          345              -         5.59%      1.55%         1.92%
                                        2002        2     10.42           23              -        34.85%      1.55%         4.20%
 Touchstone Core Bond (Grandmaster(TM))
                                        2004        4     10.28           40              -        33.13%      1.35%         2.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 Touchstone Core Bond (IQ Annuity(TM))
                                        2004   $   46   $ 11.13   $      508   $          -         4.08%      1.45%         1.83%
                                        2003       44     10.93          484              -         3.59%      1.45%         1.96%
                                        2002       38     10.72          410              -        11.91%      1.45%         6.35%
                                        2001       12     10.08          119              -        44.94%      1.45%         0.80%
 Touchstone Core Bond (Pinnacleplus(TM))
                                        2004       12     10.13          125              -        11.91%      1.67%         1.50%
                                        2003        2      9.98           18              -        14.10%      1.67%        (0.20%)
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))
                                        2004        4     10.31           40              -         1.01%      1.00%        13.67%
                                        2003        4      9.07           35              -         0.18%      1.00%        31.07%
                                        2002        -*     6.92            3              -         0.00%      1.00%       (31.21%)
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))
                                        2004        2     12.47           28              -         1.18%      1.55%        13.16%
                                        2003        1     11.02           11              -         0.26%      1.55%        30.26%
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))
                                        2004       22     10.45          234              -         1.02%      1.45%        13.22%
                                        2003       24      9.23          218              -         0.14%      1.45%        30.37%
                                        2002       19      7.08          131              -         0.00%      1.45%       (31.53%)
                                        2001       10     10.34          103             96         0.00%      1.45%         3.40%
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))
                                        2004        4     12.51           46              -         1.54%      1.67%        13.01%
                                        2003        2     11.07           18              -         0.30%      1.67%        10.70%
 Touchstone Emerging Growth (AnnuiChoice(TM))
                                        2004       27     13.06          357         11,092         2.03%      1.00%        10.96%
                                        2003       23     11.77          276          2,260         0.00%      1.00%        45.85%
                                        2002        9      8.07           72          1,544         4.82%      1.00%       (23.14%)
 Touchstone Emerging Growth (GrandMaster flex3(TM))
                                        2004        8     13.01          101          3,008         3.21%      1.55%        10.35%
                                        2003        1     11.79           13            109         0.00%      1.55%        45.02%
 Touchstone Emerging Growth (Grandmaster(TM))
                                        2004       12     10.74          124          3,838         5.30%      1.35%         7.40%
 Touchstone Emerging Growth (IQ Annuity(TM))
                                        2004       28     13.78          386         12,006         1.85%      1.45%        10.42%
                                        2003       26     12.48          326          2,672         0.00%      1.45%        45.12%
                                        2002       23      8.60          201          4,579         4.80%      1.45%       (23.42%)
                                        2001        -*    11.23            5            413         0.00%      1.45%        12.30%
 Touchstone Emerging Growth (Pinnacleplus(TM))
                                        2004       19     12.75          238          7,252         2.65%      1.67%        10.20%
                                        2003        4     11.57           48             32         0.00%      1.67%        15.70%
 Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))
                                        2004        1     10.32            7              -         0.25%      1.00%         4.14%
                                        2003        7      9.91           66              -         1.42%      1.00%        30.57%
                                        2002        2      7.59           17              -         2.58%      1.00%       (23.49%)
 Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))
                                        2004        5     11.16           52              -         3.19%      1.55%         3.62%
                                        2003        1     10.77            9              -         3.36%      1.55%        29.76%
 Touchstone Enhanced Dividend 30 (Grandmaster(TM))
                                        2004        2     10.59           25              -        14.55%      1.35%         5.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 Touchstone Enhanced Dividend 30 (IQ Annuity(TM))
                                        2004        -*  $ 10.52   $        1   $          -         0.05%      1.45%         3.65%
                                        2003        3     10.15           34              -         1.93%      1.45%        29.96%
                                        2002        2      7.81           13              -         1.12%      1.45%       (23.80%)
                                        2001        1     10.25           15              -        20.24%      1.45%         2.50%
 Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))
                                        2004        3     11.52           39              -         2.80%      1.67%         3.41%
 Touchstone Enhanced ETF (GrandMaster flex3(TM))
                                        2004        -*    10.50            3              -         6.70%      1.55%         5.00%
 Touchstone Enhanced ETF (Grandmaster(TM))
                                        2004       26     10.50          274              -         7.77%      1.35%         5.00%
 Touchstone Enhanced ETF (Pinnacleplus(TM))
                                        2004        2     10.50           19              -         7.25%      1.67%         5.00%
 Touchstone Growth & Income (AnnuiChoice(TM))
                                        2004        8     11.93           92              -         1.81%      1.00%         9.05%
                                        2003        8     10.94           88            218         9.79%      1.00%        31.49%
                                        2002        2      8.32           15            590         3.59%      1.00%       (15.79%)
 Touchstone Growth & Income (GrandMaster flex3(TM))
                                        2004       11     11.99          130              -         1.86%      1.55%         8.31%
                                        2003       11     11.07          120            726        28.49%      1.55%        30.85%
                                        2002        -*     8.46            1             31        16.35%      1.55%       (15.40%)
 Touchstone Growth & Income (IQ Annuity(TM))
                                        2004       22     12.17          273              -         1.76%      1.45%         8.47%
                                        2003       18     11.22          198          1,208         4.38%      1.45%        30.92%
                                        2002        4      8.57           37          1,508         7.77%      1.45%       (16.14%)
                                        2001        1     10.22            8            251        84.04%      1.45%         2.20%
 Touchstone Growth & Income (Pinnacleplus(TM))
                                        2004        6     12.33           80              -         2.87%      1.67%         8.25%
                                        2003        1     11.39           14             85        32.79%      1.67%        13.90%
 Touchstone High Yield (AnnuiChoice(TM))
                                        2004       18     13.48          247              -         7.05%      1.00%         8.45%
                                        2003       22     12.43          279              -        13.00%      1.00%        22.70%
                                        2002        3     10.13           29              -        15.84%      1.00%         1.81%
 Touchstone High Yield (GrandMaster flex3(TM))
                                        2004       37     13.04          488              -         8.38%      1.55%         7.86%
                                        2003       29     12.09          347              -        16.05%      1.55%        22.12%
                                        2002        9      9.90           90              -        76.93%      1.55%        (1.00%)
 Touchstone High Yield (Grandmaster(TM))
                                        2004       32     10.67          342              -        40.88%      1.35%         6.70%
 Touchstone High Yield (IQ Annuity(TM))
                                        2004       27     13.57          364              -         6.60%      1.45%         7.96%
                                        2003       36     12.57          447              -         8.98%      1.45%        22.28%
                                        2002       12     10.28          127              -        10.31%      1.45%         1.28%
                                        2001        4     10.15           44              -       146.66%      1.45%         1.50%
 Touchstone High Yield (Pinnacleplus(TM))
                                        2004       28     11.37          322              -        16.97%      1.67%         7.77%
                                        2003        2     10.55           25              -        28.17%      1.67%         5.50%
 Touchstone Moderate ETF (AnnuiChoice(TM))
                                        2004        1     10.26            8              -         9.06%      1.00%         2.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 Touchstone Moderate ETF (GrandMaster flex3(TM))
                                        2004   $   30   $ 10.25   $      303   $          -        22.15%      1.55%         2.50%
 Touchstone Moderate ETF (Grandmaster(TM))
                                        2004       12     10.25          126              -         9.14%      1.35%         2.50%
 Touchstone Moderate ETF (IQ Annuity(TM))
                                        2004       48     10.25          488              -         9.77%      1.45%         2.50%
 Touchstone Moderate ETF (Pinnacleplus(TM))
                                        2004       35     10.25          360              -         7.01%      1.67%         2.50%
 Touchstone Money Market (AnnuiChoice(TM))
                                        2004       42     10.14          423              -         1.33%      1.00%         0.30%
                                        2003       45     10.11          459              -         0.99%      1.00%         0.00%
                                        2002       26     10.11          266              -         1.36%      1.00%         0.60%
                                        2001        -*    10.05            4              -         2.23%      1.00%         0.50%
 Touchstone Third Avenue Value (AnnuiChoice(TM))
                                        2004       68     14.00          954              -         0.22%      1.00%        24.67%
                                        2003       82     11.23          917              -         0.33%      1.00%        38.81%
                                        2002       44      8.09          356              -         2.14%      1.00%       (18.37%)
                                        2001       10      9.91           99              -         0.09%      1.00%        (0.90%)
 Touchstone Third Avenue Value (GrandMaster flex3(TM))
                                        2004       52     14.01          733              -         0.44%      1.55%        23.98%
                                        2003       15     11.30          174              -         0.20%      1.55%        37.97%
                                        2002        2      8.19           18              -         0.00%      1.55%       (18.10%)
 Touchstone Third Avenue Value (Grandmaster(TM))
                                        2004       25     12.16          306              -         0.91%      1.35%        21.60%
 Touchstone Third Avenue Value (IQ Annuity(TM))
                                        2004      186     13.69        2,541              -         0.26%      1.45%        24.12%
                                        2003      179     11.03        1,978              -         0.34%      1.45%        38.22%
                                        2002      145      7.98        1,160              -         2.04%      1.45%       (18.74%)
                                        2001       40      9.82          396              -         0.94%      1.45%        (1.80%)
 Touchstone Third Avenue Value (Pinnacleplus(TM))
                                        2004       50     14.82          748              -         0.47%      1.67%        23.81%
                                        2003        1     11.97           18              -         0.00%      1.67%        19.70%
 Touchstone Value Plus (AnnuiChoice(TM))
                                        2004       20     10.15          208              -         0.78%      1.00%         9.49%
                                        2003       21      9.27          199              -         1.03%      1.00%        28.39%
                                        2002        1      7.22            8              3         1.48%      1.00%       (27.36%)
 Touchstone Value Plus (GrandMaster flex3(TM))
                                        2004        9     11.47          101              -         0.82%      1.55%         8.82%
                                        2003       11     10.54          116              -         1.66%      1.55%        27.60%
 Touchstone Value Plus (Grandmaster(TM))
                                        2004        4     10.91           42              -         2.27%      1.35%         9.10%
 Touchstone Value Plus (IQ Annuity(TM))
                                        2004       21     10.12          216              -         0.74%      1.45%         8.93%
                                        2003       25      9.29          234              -         0.99%      1.45%        27.79%
                                        2002        3      7.27           24             10         1.84%      1.45%       (27.66%)
                                        2001        1     10.05            8              -         7.66%      1.45%         0.50%
 Touchstone Value Plus (Pinnacleplus(TM))
                                        2004       16     12.05          187              -         1.21%      1.67%         8.75%
                                        2003        2     11.08           27              -        19.95%      1.67%        10.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 JP Morgan Bond (AnnuiChoice(TM))
                                        2004   $   54   $ 11.23   $      610   $      6,180         4.80%      1.00%         3.22%
                                        2003       59     10.88          647          3,669         4.65%      1.00%         2.74%
                                        2002       48     10.59          511              -         0.00%      1.00%         5.90%
 JP Morgan Bond (GrandMaster flex3(TM))
                                        2004       38     11.00          416          3,061         4.12%      1.55%         2.71%
                                        2003       30     10.71          318          1,503         3.65%      1.55%         2.10%
                                        2002       14     10.49          148              -         0.00%      1.55%         4.90%
 JP Morgan Bond (Grandmaster(TM))
                                        2004        5     10.36           54              -         0.00%      1.35%         3.60%
 JP Morgan Bond (IQ3(TM))
                                        2004       19     11.10          211          1,395         4.07%      1.45%         2.78%
                                        2003       13     10.80          142            432         2.18%      1.45%         2.27%
                                        2002        4     10.56           46              -         0.00%      1.45%         5.60%
 JP Morgan Bond (Pinnacleplus(TM))
                                        2004       29     10.19          300          1,188         3.24%      1.67%         2.52%
                                        2003        9      9.94           91              -         0.00%      1.67%        (0.60%)
 JP Morgan International Equity (AnnuiChoice(TM))
                                        2004       25     12.49          312              -         0.38%      1.00%        17.17%
                                        2003        6     10.66           59              -         0.18%      1.00%        31.12%
                                        2002        -*     8.13            1              -         0.00%      1.00%       (18.70%)
 JP Morgan International Equity (GrandMaster flex3(TM))
                                        2004        7     12.48           92              -         0.50%      1.55%        16.53%
                                        2003        5     10.71           53              -         0.83%      1.55%        30.45%
                                        2002        5      8.21           40              -         0.00%      1.55%       (17.90%)
 JP Morgan International Equity (Grandmaster(TM))
                                        2004       79     11.67          918              -         0.00%      1.35%        16.70%
 JP Morgan International Equity (IQ3(TM))
                                        2004        6     12.15           67              -         0.19%      1.45%        16.71%
                                        2003       12     10.41          130              -         1.02%      1.45%        30.45%
                                        2002       14      7.98          110              -         0.00%      1.45%       (20.20%)
 JP Morgan International Equity (Pinnacleplus(TM))
                                        2004        3     13.85           43              -         0.48%      1.67%        16.39%
                                        2003        1     11.90            8              -         0.00%      1.67%        19.00%
 JP Morgan Mid Cap Value (AnnuiChoice(TM))
                                        2004       10     14.18          137             11         0.10%      1.00%        19.86%
                                        2003        1     11.83            8              -         0.19%      1.00%        28.31%
                                        2002        -*     9.22            1              -         0.00%      1.00%        (7.80%)
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))
                                        2004       10     14.26          141             92         0.55%      1.55%        19.13%
                                        2003        5     11.97           59              -         0.33%      1.55%        27.61%
                                        2002        2      9.38           17              -         0.00%      1.55%        (6.20%)
 JP Morgan Mid Cap Value (Grandmaster(TM))
                                        2004        5     11.50           54              -         0.00%      1.35%        15.00%
 JP Morgan Mid Cap Value (IQ3(TM))
                                        2004        7     14.01          101             34         0.36%      1.45%        19.23%
                                        2003        2     11.75           24              -         0.24%      1.45%        27.72%
                                        2002        1      9.20           11              -         0.00%      1.45%        (8.00%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
 JP Morgan Mid Cap Value (Pinnacleplus(TM))
                                        2004   $   31   $ 13.31   $      407   $        267         0.64%      1.67%        19.05%
                                        2003        8     11.18           93              -         0.00%      1.67%        11.80%
INITIAL CLASS:

 Touchstone Money Market (GrandMaster flex3(TM))
                                        2004        5      9.91           49              -         1.32%      1.55%        -0.20%
                                        2003        7      9.93           65              -         0.96%      1.55%        (0.60%)
                                        2002        4      9.99           40              -         0.86%      1.55%        (0.10%)
 Fidelity VIP Equity-Income (Grandmaster(TM))
                                        2004      599     49.36       29,589        111,120         1.58%      1.35%        10.01%
                                        2003      683     44.87       30,654              -         1.90%      1.35%        28.57%
                                        2002      792     34.90       27,651        862,961         2.07%      1.35%       (18.06%)
                                        2001    1,084     42.59       46,183      2,201,483         1.66%      1.35%        (6.25%)
 Fidelity VIP Growth (Grandmaster(TM))
                                        2004      310     54.08       16,748              -         0.28%      1.35%         1.98%
                                        2003      447     53.03       23,679              -         0.28%      1.35%        31.07%
                                        2002      512     40.46       20,702              -         0.27%      1.35%       (31.05%)
                                        2001      617     58.68       36,204      4,245,662         0.10%      1.35%       (18.77%)
 Fidelity VIP High Income (Grandmaster(TM))
                                        2004      554     15.72        8,702              -         9.44%      1.35%         8.12%
                                        2003      767     14.54       11,159              -         7.54%      1.35%        25.56%
                                        2002      907     11.58       10,502              -        12.63%      1.35%         2.03%
                                        2001    1,094     11.35       12,413              -        18.55%      1.35%       (12.96%)
 Fidelity VIP II Asset Manager (Grandmaster(TM))
                                        2004      415     31.01       12,873              -         2.38%      1.35%         4.06%
                                        2003      381     29.80       11,344              -         3.73%      1.35%        16.36%
                                        2002      438     25.61       11,221              -         4.22%      1.35%        (9.95%)
                                        2001      530     28.44       15,069        300,853         4.60%      1.35%        (5.39%)
 Fidelity VIP II Contrafund (Grandmaster(TM))
                                        2004      819     31.55       25,853              -         0.35%      1.35%        13.90%
                                        2003      966     27.70       26,769              -         0.56%      1.35%        26.72%
                                        2002    1,337     21.86       29,233              -         0.80%      1.35%       (10.56%)
                                        2001    1,499     24.44       36,630      1,394,256         1.00%      1.35%       (13.43%)
 Fidelity VIP II Index 500 (Grandmaster(TM))
                                        2004      452     28.21       12,748              -         1.44%      1.35%         9.09%
                                        2003      689     25.86       17,815              -         2.33%      1.35%        26.70%
                                        2002    1,398     20.41       28,538              -         1.11%      1.35%       (23.30%)
                                        2001    1,497     26.61       39,833              -         1.44%      1.35%       (13.29%)
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))
                                        2004      198     25.38        5,028         92,113         7.62%      1.35%         3.05%
                                        2003      400     24.63        9,862         47,073         5.29%      1.35%         3.79%
                                        2002      385     23.73        9,130              -         3.61%      1.35%         8.85%
                                        2001      352     21.80        7,683              -         4.13%      1.35%         7.02%
 Fidelity VIP III Balanced (Grandmaster(TM))
                                        2004      282     13.56        3,820              -         2.11%      1.35%         4.07%
                                        2003      293     13.03        3,814              -         3.03%      1.35%        16.13%
                                        2002      370     11.22        4,152              -         3.12%      1.35%        (9.95%)
                                        2001      391     12.46        4,868              -         4.25%      1.35%        (2.88%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):

 Fidelity VIP III Growth & Income (Grandmaster(TM))
                                        2004   $  419   $ 15.06   $    6,304   $          -         0.95%      1.35%         4.37%
                                        2003      543     14.43        7,835              -         1.18%      1.35%        22.18%
                                        2002      541     11.81        6,386              -         1.36%      1.35%       (17.76%)
                                        2001      595     14.36        8,540        529,181         1.66%      1.35%       (10.03%)
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))
                                        2004      203     10.94        2,222              -         0.57%      1.35%         5.80%
                                        2003      249     10.34        2,576              -         0.82%      1.35%        28.13%
                                        2002      294      8.07        2,369              -         1.14%      1.35%       (22.92%)
                                        2001      375     10.47        3,924              -         0.45%      1.35%       (15.56%)
 Fidelity VIP Overseas (Grandmaster(TM))
                                        2004      226     26.26        5,939              -         1.20%      1.35%        12.08%
                                        2003      268     23.43        6,269              -         0.87%      1.35%        41.49%
                                        2002      315     16.56        5,211              -         0.87%      1.35%       (21.37%)
                                        2001      455     21.06        9,584      1,211,671         6.20%      1.35%       (22.23%)
SERVICE CLASS:

 Touchstone Money Market (AnnuiChoice(TM))
                                        2004      195      9.99        1,943              -         1.03%      1.00%         0.10%
                                        2003      273      9.98        2,723              -         0.64%      1.00%        (0.20%)
 Touchstone Money Market (GrandMaster flex3(TM))
                                        2004      127      9.91        1,256              -         1.14%      1.55%       -0.50%
                                        2003       40      9.96          400              -         0.67%      1.55%        (0.40%)
 Touchstone Money Market (Grandmaster(TM))
                                        2004      557      9.97        5,557              -         1.28%      1.35%         0.00%
                                        2003    1,392      9.97       13,875              -         0.92%      1.35%        (0.30%)
 Touchstone Money Market (IQ Annuity(TM))
                                        2004        6     10.04           60              -         1.32%      1.45%       -0.10%
                                        2003        7     10.05           71              -         0.99%      1.45%        (0.50%)
                                        2002       17     10.10          172              -         1.50%      1.45%         0.10%
                                        2001        6     10.09           64              -         2.64%      1.45%         0.90%
 Fidelity VIP III Mid Cap (Grandmaster(TM))
                                        2004      204     24.29        4,946              -         0.00%      1.35%        23.11%
                                        2003      244     19.73        4,807              -         0.36%      1.35%        36.63%
                                        2002      327     14.44        4,729              -         0.76%      1.35%       (11.08%)
                                        2001      274     16.24        4,450              -         0.00%      1.35%        (4.69%)
 MFS Capital Opportunities (AnnuiChoice(TM))
                                        2004       13      9.12          123              -         0.17%      1.00%        10.95%
                                        2003       11      8.22           91              -         0.00%      1.00%        25.88%
                                        2002        8      6.53           54              -         0.00%      1.00%       (30.53%)
                                        2001        3      9.40           32              -         0.00%      1.00%        (6.00%)
 MFS Capital Opportunities (GrandMaster flex3(TM))
                                        2004       11     11.41          125              -         0.00%      1.55%        10.35%
 MFS Capital Opportunities (Grandmaster(TM))
                                        2004        8      7.66           62              -         0.19%      1.35%        10.53%
                                        2003       16      6.93          114              -         0.00%      1.35%        25.32%
                                        2002        5      5.53           26              -         0.00%      1.35%       (30.79%)
                                        2001       10      7.99           84              -         0.00%      1.35%       (20.10%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

 MFS Capital Opportunities (IQ Annuity(TM))
                                        2004   $   43   $  7.39   $      321   $          -         0.15%      1.45%        10.46%
                                        2003       29      6.69          197              -         0.00%      1.45%        25.28%
                                        2002       23      5.34          125              -         0.00%      1.45%       (30.83%)
                                        2001        9      7.72           68            378         1.84%      1.45%       (22.80%)
 MFS Capital Opportunities (Pinnacleplus(TM))
                                        2004        5     11.91           58              -         0.01%      1.67%        10.18%
                                        2003        -*    10.81            1              -         0.00%      1.67%         8.10%
 MFS Emerging Growth (AnnuiChoice(TM))
                                        2004        2      9.48           18              -         0.00%      1.00%        11.66%
                                        2003        -*     8.49            1              -         0.00%      1.00%        28.64%
 MFS Emerging Growth (GrandMaster flex3(TM))
                                        2004        3     11.57           29              -         0.00%      1.55%        11.04%
                                        2003        3     10.42           28              -         0.00%      1.55%        27.85%
 MFS Emerging Growth (Grandmaster(TM))
                                        2004        6      9.15           58              -         0.00%      1.35%        11.18%
                                        2003        5      8.23           39              -         0.00%      1.35%        28.19%
                                        2002        1      6.42            8              -         0.00%      1.35%       (35.80%)
 MFS Emerging Growth (IQ Annuity(TM))
                                        2004       70      6.39          445              -         0.00%      1.45%        11.13%
                                        2003       98      5.75          564              -         0.00%      1.45%        28.06%
                                        2002      118      4.49          530              -         0.00%      1.45%       (34.83%)
                                        2001       94      6.89          649         24,745         0.00%      1.45%       (31.10%)
 MFS Emerging Growth (Pinnacleplus(TM))
                                        2004        1     11.77           14              -         0.00%      1.67%        10.83%
                                        2003        -*    10.62            2              -         0.00%      1.67%         6.20%
 MFS Investors Growth Stock (AnnuiChoice(TM))
                                        2004        8      9.47           74              -         0.00%      1.00%         7.98%
                                        2003        2      8.77           14              -         0.00%      1.00%        21.30%
                                        2002        6      7.23           40              -         0.00%      1.00%       (28.42%)
 MFS Investors Growth Stock (GrandMaster flex3(TM))
                                        2004        4     10.79           45              -         0.00%      1.55%         7.36%
                                        2003        4     10.05           37              -         0.00%      1.55%        20.65%
                                        2002        1      8.33            4              -         0.00%      1.55%       (16.70%)
 MFS Investors Growth Stock (Grandmaster(TM))
                                        2004        2      9.16           20              -         0.00%      1.35%         7.51%
                                        2003        2      8.52           15              -         0.00%      1.35%        21.02%
                                        2002        2      7.04           13              -         0.00%      1.35%       (29.60%)
 MFS Investors Growth Stock (IQ Annuity(TM))
                                        2004       10      6.73           67              -         0.00%      1.45%         7.34%
                                        2003        6      6.27           35              -         0.00%      1.45%        20.81%
                                        2002       12      5.19           60              -         0.00%      1.45%       (28.71%)
                                        2001        8      7.28           59              9         0.94%      1.45%       (27.20%)
 MFS Investors Growth Stock (Pinnacleplus(TM))
                                        2004        8     11.11           84              -         0.00%      1.67%         7.14%
                                        2003        4     10.37           37              -         0.00%      1.67%         3.70%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

 MFS Mid Cap Growth (AnnuiChoice(TM))
                                        2004   $   23   $  8.57   $      194   $          -         0.00%      1.00%        13.36%
                                        2003       37      7.56          283              -         0.00%      1.00%        35.24%
                                        2002       10      5.59           58              -         0.00%      1.00%       (44.04%)
                                        2001        4      9.99           40              -         0.00%      1.00%        (0.10%)
 MFS Mid Cap Growth (GrandMaster flex3(TM))
                                        2004        8     11.99           95              -         0.00%      1.55%        12.58%
                                        2003        4     10.65           39              -         0.00%      1.55%        34.47%
                                        2002        1      7.92            4              -         0.00%      1.55%       (20.80%)
 MFS Mid Cap Growth (Grandmaster(TM))
                                        2004      191      6.84        1,307              -         0.00%      1.35%        12.69%
                                        2003      195      6.07        1,185              -         0.00%      1.35%        34.89%
                                        2002        8      4.50           36              -         0.00%      1.35%       (44.24%)
                                        2001       85      8.07          684              -         0.00%      1.35%       (19.30%)
 MFS Mid Cap Growth (IQ Annuity(TM))
                                        2004       26      6.35          164              -         0.00%      1.45%        12.79%
                                        2003       46      5.63          257              -         0.00%      1.45%        34.69%
                                        2002       25      4.18          106              -         0.00%      1.45%       (44.27%)
                                        2001       21      7.50          156              -         0.67%      1.45%       (25.00%)
 MFS Mid Cap Growth (Pinnacleplus(TM))
                                        2004        8     12.26          102              -         0.00%      1.67%        12.48%
 MFS New Discovery (AnnuiChoice(TM))
                                        2004       18      9.84          174              -         0.00%      1.00%         5.13%
                                        2003       16      9.36          149              -         0.00%      1.00%        32.02%
                                        2002       15      7.09          109              -         0.00%      1.00%       (32.48%)
                                        2001        -*    10.50            1              -         0.00%      1.00%         5.00%
 MFS New Discovery (GrandMaster flex3(TM))
                                        2004       22     11.14          250              -         0.00%      1.55%         4.60%
 MFS New Discovery (Grandmaster(TM))
                                        2004       32      9.01          287              -         0.00%      1.35%         4.77%
                                        2003       48      8.60          417              -         0.00%      1.35%        31.70%
                                        2002       42      6.53          275              -         0.00%      1.35%       (32.75%)
                                        2001       12      9.71          114              -         0.00%      1.35%        (2.90%)
 MFS New Discovery (IQ Annuity(TM))
                                        2004       15      8.05          124              -         0.00%      1.45%         4.55%
                                        2003       20      7.70          151              -         0.00%      1.45%        31.62%
                                        2002       19      5.85          110              -         0.00%      1.45%       (32.84%)
                                        2001       14      8.71          118             62         2.78%      1.45%       (12.90%)
 MFS New Discovery (Pinnacleplus(TM))
                                        2004        1     11.57            7              -         0.00%      1.67%         4.42%
                                        2003        -*    11.08            3              -         0.00%      1.67%        10.80%
 MFS Total Return (AnnuiChoice(TM))
                                        2004       62     11.87          738              -         1.48%      1.00%        10.01%
                                        2003       74     10.79          802              -         1.43%      1.00%        14.79%
                                        2002       39      9.40          364            828         1.59%      1.00%        (6.28%)
                                        2001        7     10.03           67              -         0.00%      1.00%         0.30%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):

 MFS Total Return (GrandMaster flex3(TM))
                                        2004   $   23   $ 11.82   $      273   $          -         1.38%      1.55%         9.34%
                                        2003       12     10.81          133              -         0.59%      1.55%        14.15%
                                        2002        1      9.47            9              -         0.00%      1.55%        (5.30%)
 MFS Total Return (Grandmaster(TM))
                                        2004      170     11.49        1,950              -         1.54%      1.35%         9.43%
                                        2003      177     10.50        1,858              -         1.52%      1.35%        14.50%
                                        2002      181      9.17        1,663         12,964         2.18%      1.35%        (6.62%)
                                        2001      120      9.82        1,177              -         0.00%      1.35%        (1.80%)
 MFS Total Return (IQ Annuity(TM))
                                        2004      114     11.57        1,323              -         1.48%      1.45%         9.46%
                                        2003      115     10.57        1,211              -         1.69%      1.45%        14.27%
                                        2002       91      9.25          842          3,908         2.07%      1.45%        (6.66%)
                                        2001       38      9.91          381            887         1.03%      1.45%        (0.90%)
 MFS Total Return (Pinnacleplus(TM))
                                        2004       50     11.63          586              -         1.47%      1.67%         9.10%
                                        2003       28     10.66          297              -         0.00%      1.67%         6.60%
SERVICE CLASS 2:

 Touchstone Money Market (IQ Annuity(TM))
                                        2004      313      9.92        3,100              -         1.07%      1.45%        -0.40%
                                        2003      342      9.96        3,410              -         0.63%      1.45%        (0.40%)
 Fidelity VIP Asset Manager (AnnuiChoice(TM))
                                        2004       40     11.10          443              -         1.63%      1.00%         4.13%
                                        2003       21     10.66          228              -         2.72%      1.00%        16.50%
                                        2002       11      9.15          104              -         0.75%      1.00%        (9.94%)
                                        2001        1     10.16           15              -         0.00%      1.00%         1.60%
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))
                                        2004       19     10.36          192              -         0.00%      1.55%         3.60%
 Fidelity VIP Asset Manager (IQ3(TM))
                                        2004       56     10.60          592              -         1.86%      1.45%         3.62%
                                        2003       33     10.23          341              -         3.17%      1.45%        15.99%
                                        2002       26      8.82          228              -         1.94%      1.45%       (10.37%)
                                        2001        6      9.84           56              -         0.00%      1.45%        (1.60%)
 Fidelity VIP Asset Manager (Pinnacleplus(TM))
                                        2004        5     10.82           54              -         2.23%      1.67%         3.44%
                                        2003        4     10.46           45              -         0.00%      1.67%         4.60%
 Fidelity VIP Balanced (AnnuiChoice(TM))
                                        2004       25     11.07          279              -         1.70%      1.00%         4.14%
                                        2003       24     10.63          256              -         1.50%      1.00%        16.17%
                                        2002       15      9.15          134              -         0.31%      1.00%        (9.76%)
                                        2001        -*    10.14            5              -         0.00%      1.00%         1.40%
 Fidelity VIP Balanced (GrandMaster flex3(TM))
                                        2004       26     11.56          298              -         0.39%      1.55%         3.49%
                                        2003        3     11.17           30              -         0.00%      1.55%        11.70%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

 Fidelity VIP Balanced (IQ3(TM))
                                        2004   $   60   $ 10.25   $      619   $          -         1.72%      1.45%         3.64%
                                        2003       59      9.89          585              -         2.84%      1.45%        15.67%
                                        2002       67      8.55          570              -         1.89%      1.45%       (10.19%)
                                        2001       31      9.52          295              -         0.47%      1.45%        (4.80%)
 Fidelity VIP Balanced (Pinnacleplus(TM))
                                        2004       12     10.77          124              -         1.07%      1.67%         3.46%
                                        2003        1     10.41           11              -         0.00%      1.67%         4.10%
 Fidelity VIP Contrafund (AnnuiChoice(TM))
                                        2004       78     12.91        1,010              -         0.19%      1.00%        14.05%
                                        2003       53     11.32          602              -         0.19%      1.00%        26.91%
                                        2002       28      8.92          246              -         0.06%      1.00%       (10.53%)
                                        2001        -*     9.97            2              -         0.00%      1.00%        (0.30%)
 Fidelity VIP Contrafund (GrandMaster flex3(TM))
                                        2004       57     12.70          728              -         0.13%      1.55%        13.39%
                                        2003       17     11.20          192              -         0.10%      1.55%        26.13%
                                        2002        1      8.88            8              -         0.00%      1.55%       (11.20%)
 Fidelity VIP Contrafund (IQ3(TM))
                                        2004      185     11.47        2,119              -         0.20%      1.45%        13.45%
                                        2003      167     10.11        1,690              -         0.27%      1.45%        26.38%
                                        2002      124      8.00          990              -         0.46%      1.45%       (10.91%)
                                        2001       46      8.98          417            792         0.16%      1.45%       (10.20%)
 Fidelity VIP Contrafund (Pinnacleplus(TM))
                                        2004       63     12.76          799              -         0.05%      1.67%        13.22%
                                        2003        3     11.27           37              -         0.00%      1.67%        12.70%
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))
                                        2004        3     11.40           32              -         0.00%      1.00%         0.26%
                                        2003        3     11.37           32              -         0.00%      1.00%        23.59%
                                        2002        3      9.20           26              -         0.18%      1.00%        (8.46%)
                                        2001        1     10.05           15              -         0.00%      1.00%         0.50%
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))
                                        2004        3     10.64           30              -         0.00%      1.55%         6.40%
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
                                        2004        3     10.66           33              -         0.00%      1.35%         6.60%
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))
                                        2004       17     13.91          238              -         0.00%      1.45%        -0.22%
                                        2003       25     13.94          352              -         0.00%      1.45%        23.14%
                                        2002       25     11.32          288              -         0.20%      1.45%        (8.93%)
                                        2001        -*    12.43            4              -         0.00%      1.45%        24.30%
 Fidelity VIP Equity-Income (AnnuiChoice(TM))
                                        2004       68     11.52          778          2,853         1.42%      1.00%        10.13%
                                        2003       73     10.46          766              -         0.99%      1.00%        28.66%
                                        2002       36      8.13          290          2,227         0.84%      1.00%       (17.96%)
                                        2001        8      9.91           79              -         0.00%      1.00%        (0.90%)
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))
                                        2004       38     12.07          458            371         0.55%      1.55%         9.53%
                                        2003        8     11.02           85              -         0.48%      1.55%        27.99%
                                        2002        -*     8.61            1              -         0.00%      1.55%       (13.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

 Fidelity VIP Equity-Income (IQ3(TM))
                                        2004   $  119   $ 10.75   $    1,283   $      4,638         1.48%      1.45%         9.69%
                                        2003      132      9.80        1,293              -         1.70%      1.45%        28.10%
                                        2002      130      7.65          995         17,635         1.41%      1.45%       (18.36%)
                                        2001       89      9.37          835          4,783         0.32%      1.45%        (6.30%)
 Fidelity VIP Equity-Income (Pinnacleplus(TM))
                                        2004       71     12.43          878            724         0.48%      1.67%         9.42%
                                        2003       12     11.36          133              -         0.00%      1.67%        13.60%
 Fidelity VIP Growth & Income (AnnuiChoice(TM))
                                        2004       33     10.74          359              -         0.57%      1.00%         4.47%
                                        2003       11     10.28          112              -         0.76%      1.00%        22.24%
                                        2002        7      8.41           59              -         0.15%      1.00%       (17.71%)
                                        2001        -*    10.22            4              -         0.00%      1.00%         2.20%
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))
                                        2004       14     11.65          160              -         0.26%      1.55%         3.93%
                                        2003        3     11.21           29              -         0.24%      1.55%        21.45%
                                        2002        -*     9.23            1              -         0.00%      1.55%        (7.70%)
 Fidelity VIP Growth & Income (IQ3(TM))
                                        2004       43      9.45          408              -         0.90%      1.45%         4.07%
                                        2003       57      9.08          518              -         1.12%      1.45%        21.55%
                                        2002       66      7.47          495              -         1.05%      1.45%       (18.00%)
                                        2001       46      9.11          415              -         0.00%      1.45%        (8.90%)
 Fidelity VIP Growth & Income (Pinnacleplus(TM))
                                        2004        9     10.97           97              -         0.72%      1.67%         3.69%
                                        2003        5     10.58           51              -         0.00%      1.67%         5.80%
 Fidelity VIP Growth (AnnuiChoice(TM))
                                        2004       36      9.25          334              -         0.12%      1.00%         2.10%
                                        2003       55      9.06          494              -         0.07%      1.00%        31.11%
                                        2002       30      6.91          206              -         0.07%      1.00%       (30.97%)
                                        2001        5     10.01           51              -         0.00%      1.00%         0.10%
 Fidelity VIP Growth (GrandMaster flex3(TM))
                                        2004       58     10.96          633              -         0.01%      1.55%         1.48%
                                        2003        3     10.80           30              -         0.00%      1.55%        30.43%
 Fidelity VIP Growth (IQ3(TM))
                                        2004       74      7.20          534              -         0.08%      1.45%         1.69%
                                        2003      143      7.08        1,013              -         0.07%      1.45%        30.63%
                                        2002      112      5.42          609              -         0.14%      1.45%       (31.31%)
                                        2001       78      7.89          615          6,964         0.02%      1.45%       (21.10%)
 Fidelity VIP Growth (Pinnacleplus(TM))
                                        2004       17     11.17          195              -         0.02%      1.67%         1.36%
                                        2003        -*    11.02            2              -         0.00%      1.67%        10.20%
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))
                                        2004        6     10.51           61              -         0.35%      1.00%         5.84%
                                        2003        6      9.93           64              -         0.39%      1.00%        28.13%
                                        2002        5      7.75           40              -         0.00%      1.00%       (22.81%)
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))
                                        2004        7     11.64           85              -         0.09%      1.55%         5.24%
                                        2003        1     11.06            9              -         0.00%      1.55%        27.42%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

 Fidelity VIP Growth Opportunities (IQ3(TM))
                                        2004   $    2   $  9.53   $       23   $          -         0.31%      1.45%         5.30%
                                        2003        3      9.05           23              -         0.25%      1.45%        27.64%
                                        2002        1      7.09            6              -         0.86%      1.45%       (23.19%)
                                        2001        1      9.23            5              -         0.00%      1.45%        (7.70%)
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))
                                        2004        6     11.56           65              -         0.10%      1.67%         5.09%
                                        2003        1     11.00            9              -         0.00%      1.67%        10.00%
 Fidelity VIP High Income (AnnuiChoice(TM))
                                        2004       34     13.33          448              -         9.39%      1.00%         8.29%
                                        2003       39     12.31          484              -         1.72%      1.00%        25.48%
                                        2002        7      9.81           65              -         8.36%      1.00%         2.29%
                                        2001        4      9.59           35              -         0.00%      1.00%        (4.10%)
 Fidelity VIP High Income (GrandMaster flex3(TM))
                                        2004      134     12.36        1,651              -        12.05%      1.55%         7.67%
                                        2003       57     11.48          653              -         0.00%      1.55%        14.80%
 Fidelity VIP High Income (IQ3(TM))
                                        2004      180     11.01        1,978              -         8.20%      1.45%         7.84%
                                        2003       70     10.21          713              -         4.64%      1.45%        24.82%
                                        2002       30      8.18          246              -         8.28%      1.45%         1.87%
                                        2001       20      8.03          159              -         0.00%      1.45%       (19.70%)
 Fidelity VIP High Income (Pinnacleplus(TM))
                                        2004       18     11.49          208              -         1.45%      1.67%         7.58%
                                        2003        3     10.68           31              -         0.00%      1.67%         6.80%
 Fidelity VIP Index 500 (AnnuiChoice(TM))
                                        2004       52     10.08          529              -         1.24%      1.00%         9.21%
                                        2003       81      9.23          743              -         0.65%      1.00%        26.79%
                                        2002       39      7.28          285              -         0.57%      1.00%       (23.21%)
                                        2001       12      9.48          118              -         0.00%      1.00%        (5.20%)
 Fidelity VIP Index 500 (IQ3(TM))
                                        2004       93      9.10          843              -         1.31%      1.45%         8.72%
                                        2003      129      8.37        1,076              -         0.97%      1.45%        26.24%
                                        2002       87      6.63          577              -         0.83%      1.45%       (23.62%)
                                        2001       43      8.68          374              -         0.00%      1.45%       (13.20%)
 Fidelity VIP Index 500 (Pinnacleplus(TM))
                                        2004        8     11.99           99              -         0.82%      1.67%         8.51%
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))
                                        2004       78     11.97          929          6,424         5.43%      1.00%         3.10%
                                        2003       87     11.61        1,006          2,742         4.37%      1.00%         3.94%
                                        2002       36     11.17          404              -         1.31%      1.00%         8.98%
                                        2001        6     10.25           59              -         0.00%      1.00%         2.50%
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
                                        2004       16     10.31          162              -         0.00%      1.55%         3.10%
 Fidelity VIP Investment Grade Bond (IQ3(TM))
                                        2004      109     12.00        1,311         12,180         5.71%      1.45%         2.74%
                                        2003      101     11.68        1,176          4,930         4.32%      1.45%         3.36%
                                        2002      150     11.30        1,695              -         1.24%      1.45%         8.55%
                                        2001       25     10.41          257              -         0.00%      1.45%         4.10%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):

 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))
                                        2004   $    9   $ 10.26   $       90   $        563         4.71%      1.67%         2.50%
                                        2003        5     10.01           52              -         0.00%      1.67%         0.10%
 Fidelity VIP Mid Cap (AnnuiChoice(TM))
                                        2004       48     15.60          744              -         0.00%      1.00%        23.42%
                                        2003       36     12.64          460              -         0.22%      1.00%        36.80%
                                        2002       24      9.24          224              -         0.12%      1.00%       (10.90%)
                                        2001        1     10.37           10              -         0.00%      1.00%         3.70%
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))
                                        2004       19     14.90          278              -         0.00%      1.55%        22.73%
                                        2003       10     12.14          118              -         0.04%      1.55%        36.10%
                                        2002        1      8.92            5              -         0.00%      1.55%       (10.80%)
 Fidelity VIP Mid Cap (IQ Annuity(TM))
                                        2004      103     14.92        1,543              -         0.00%      1.45%        22.90%
                                        2003      103     12.14        1,250              -         0.24%      1.45%        36.25%
                                        2002      102      8.91          911              -         0.55%      1.45%       (11.34%)
                                        2001       48     10.05          484              -         0.00%      1.45%         0.50%
 Fidelity VIP Mid Cap (Pinnacleplus(TM))
                                        2004       46     14.95          686              -         0.00%      1.67%        22.54%
                                        2003        4     12.20           50              -         0.00%      1.67%        22.00%
 Fidelity VIP Overseas (AnnuiChoice(TM))
                                        2004       20     11.95          242              -         1.02%      1.00%        12.21%
                                        2003       26     10.65          272              -         0.26%      1.00%        41.62%
                                        2002        9      7.52           69              -         0.47%      1.00%       (21.26%)
                                        2001        3      9.55           28              -         0.00%      1.00%        (4.50%)
 Fidelity VIP Overseas (GrandMaster flex3(TM))
                                        2004        3     11.05           29              -         0.00%      1.55%        10.50%
 Fidelity VIP Overseas (IQ3(TM))
                                        2004       10      9.47           96              -         1.47%      1.45%        11.67%
                                        2003       14      8.48          121              -         0.39%      1.45%        40.86%
                                        2002       11      6.02           64              -         0.24%      1.45%       (21.61%)
                                        2001        8      7.68           58          3,840         5.30%      1.45%       (23.20%)
 Fidelity VIP Overseas (Pinnacleplus(TM))
                                        2004        6     13.68           81              -         0.00%      1.67%        11.49%
                                        2003        1     12.27            7              -         0.00%      1.67%        22.70%
CLASS 1:

 Touchstone Money Market (Pinnacleplus(TM))
                                        2004       64      9.89          636              -         1.20%      1.67%        -0.60%
                                        2003       21      9.95          209              -         0.75%      1.67%        (0.50%)
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))
                                        2004        3     14.09           48             68        10.78%      1.00%         8.97%
                                        2003        1     12.93           18              -         0.00%      1.00%        26.52%
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))
                                        2004        5     14.44           70             99         9.72%      1.55%         8.41%
                                        2003        -*    13.32            5              -         0.00%      1.55%        25.90%
                                        2002        -*    10.58            4              -        26.73%      1.55%         5.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):

 Van Kampen UIF Emerging Markets Debt (IQ3(TM))
                                        2004   $    2   $ 13.96   $       33   $        129         6.77%      1.45%         8.47%
                                        2003        6     12.87           81              -         0.00%      1.45%        26.05%
                                        2002        2     10.21           24              -        11.21%      1.45%         2.10%
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))
                                        2004       19     16.81          313          2,827         1.65%      1.00%        35.02%
                                        2003       20     12.45          251              -         0.00%      1.00%        36.21%
                                        2002        8      9.14           72          1,233        11.22%      1.00%        (8.60%)
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))
                                        2004       18     16.50          305          2,311         1.89%      1.55%        34.26%
                                        2003        6     12.29           77              -         0.00%      1.55%        35.35%
                                        2002        -*     9.08            3             54        12.69%      1.55%        (9.20%)
 Van Kampen UIF U.S. Real Estate (IQ3(TM))
                                        2004        7     16.53          111          1,488         1.73%      1.45%        34.39%
                                        2003        9     12.30          114              -         0.00%      1.45%        35.46%
                                        2002        7      9.08           62          1,170         6.22%      1.45%        (9.20%)
CLASS 1B SHARES:

 Putnam VT Discovery Growth (AnnuiChoice(TM))
                                        2004        4      8.78           36              -         0.00%      1.00%         6.55%
                                        2003        4      8.24           34              -         0.00%      1.00%        30.59%
                                        2002        4      6.31           28              -         0.00%      1.00%       (30.20%)
                                        2001        1      9.04            9              -         0.00%      1.00%        (9.60%)
 Putnam VT Discovery Growth (Grandmaster(TM))
                                        2004        6      7.61           42              -         0.00%      1.35%         6.14%
                                        2003       15      7.17          105              -         0.00%      1.35%        30.13%
                                        2002       50      5.51          276              -         0.00%      1.35%       (30.52%)
                                        2001       10      7.93           81              -         0.00%      1.35%       (20.70%)
 Putnam VT Discovery Growth (IQ Annuity(TM))
                                        2004        9     10.48           97              -         0.00%      1.45%         6.07%
                                        2003       10      9.88           95              -         0.00%      1.45%        30.00%
                                        2002       10      7.60           78              -         0.00%      1.45%       (30.53%)
                                        2001        1     10.94           13              -         0.00%      1.45%         9.40%
 Putnam VT Growth and Income (AnnuiChoice(TM))
                                        2004       15     10.92          162              -         1.54%      1.00%         9.97%
                                        2003       14      9.93          138              -         1.93%      1.00%        26.18%
                                        2002       13      7.87          103            618         1.79%      1.00%       (19.86%)
                                        2001        2      9.82           20              -         0.00%      1.00%        (1.80%)
 Putnam VT Growth and Income (GrandMaster flex3(TM))
                                        2004        1     11.83            8              -         1.57%      1.55%         9.44%
                                        2003        1     10.81            7              -         1.81%      1.55%        25.41%
                                        2002        1      8.62            5              -         0.00%      1.55%       (13.80%)
 Putnam VT Growth and Income (Grandmaster(TM))
                                        2004       23     10.55          247              -         1.61%      1.35%         9.55%
                                        2003       26      9.63          255              -         1.75%      1.35%        25.72%
                                        2002        9      7.66           70          1,494         4.95%      1.35%       (20.13%)
                                        2001        3      9.59           26              -         0.00%      1.35%        (4.10%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

 Putnam VT Growth and Income (IQ Annuity(TM))
                                        2004   $   65   $  9.94   $      645   $          -         1.80%      1.45%         9.47%
                                        2003      108      9.08          978              -         1.71%      1.45%        25.59%
                                        2002       63      7.23          453          2,593         1.49%      1.45%       (20.20%)
                                        2001       36      9.06          327              -         0.00%      1.45%        (9.40%)
 Putnam VT Growth and Income (Pinnacleplus(TM))
                                        2004        -*    12.08            5              -         1.12%      1.67%         9.22%
                                        2003        -*    11.06            1              -         0.00%      1.67%        10.60%
 Putnam VT International Equity (AnnuiChoice(TM))
                                        2004        6     11.42           70              -         1.45%      1.00%        15.01%
                                        2003       11      9.93          106              -         0.87%      1.00%        27.31%
                                        2002       15      7.80          116              -         0.10%      1.00%       (18.50%)
 Putnam VT International Equity (GrandMaster flex3(TM))
                                        2004        7     12.24           82              -         0.93%      1.55%        14.39%
                                        2003        5     10.70           50              -         0.23%      1.55%        26.48%
                                        2002        -*     8.46            4              -         0.00%      1.55%       (15.40%)
 Putnam VT International Equity (Grandmaster(TM))
                                        2004       18     10.45          184              -         1.41%      1.35%        14.58%
                                        2003       37      9.12          334              -         0.85%      1.35%        26.84%
                                        2002       27      7.19          191              -         0.35%      1.35%       (18.76%)
                                        2001        5      8.85           47              -         0.00%      1.35%       (11.50%)
 Putnam VT International Equity (IQ Annuity(TM))
                                        2004       18     10.45          192              -         1.44%      1.45%        14.46%
                                        2003       26      9.13          233              -         0.72%      1.45%        26.63%
                                        2002       26      7.21          191              -         0.14%      1.45%       (18.81%)
                                        2001      125      8.88        1,114              -         0.00%      1.45%       (11.20%)
 Putnam VT International Equity (Pinnacleplus(TM))
                                        2004        1     13.35           12              -         0.00%      1.67%        14.20%
                                        2003        6     12.49           75              -         0.00%      1.35%        24.90%
                                        2003        9     12.48          112              -         0.00%      1.45%        24.80%
 Putnam VT Small Cap Value (AnnuiChoice(TM))
                                        2004       23     15.18          350              -         0.35%      1.00%        24.94%
                                        2003       24     12.15          295              -         0.32%      1.00%        48.17%
                                        2002       27      8.20          219          1,563         0.15%      1.00%       (19.05%)
                                        2001        8     10.13           80              -         0.00%      1.00%         1.30%
 Putnam VT Small Cap Value (GrandMaster flex3(TM))
                                        2004       17     14.57          241              -         0.12%      1.55%        24.32%
                                        2003        2     11.72           22              -         0.08%      1.55%        47.24%
                                        2002        -*     7.96            2              -         0.00%      1.55%       (20.40%)
 Putnam VT Small Cap Value (Grandmaster(TM))
                                        2004      160     15.45        2,478              -         0.37%      1.35%        24.50%
                                        2003      175     12.41        2,172              -         0.27%      1.35%        47.74%
                                        2002      176      8.40        1,476         54,675         0.30%      1.35%       (19.39%)
                                        2001      487     10.42        5,074              -         0.00%      1.35%         4.20%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):

 Putnam VT Small Cap Value (IQ Annuity(TM))
                                        2004   $   41   $ 15.37   $      630   $          -         0.34%      1.45%        24.35%
                                        2003       40     12.36          491              -         0.34%      1.45%        47.49%
                                        2002       38      8.38          315          1,430         0.09%      1.45%       (19.42%)
                                        2001       10     10.40          102              -         0.00%      1.45%         4.00%
 Putnam VT Small Cap Value (Pinnacleplus(TM))
                                        2004        7     14.89          110              -         0.30%      1.67%        24.08%
                                        2003        2     12.00           23              -         0.00%      1.67%        20.00%
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))
                                        2004        -*    11.90            3              -         1.55%      1.55%         6.54%
                                        2003        -*    11.17            1              -         0.00%      1.55%        11.70%
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))
                                        2004        3     11.95           41              -         1.87%      1.35%         6.70%
                                        2003        3     11.20           38              -         0.34%      1.35%        12.00%
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))
                                        2004        -*    11.93            2              -         1.90%      1.45%         6.61%
                                        2003        -*    11.19            2              -         0.00%      1.45%        11.90%
 Putnam VT Voyager (GrandMaster flex3(TM))
                                        2004        -*    12.14            4              -         0.25%      1.55%         3.41%
                                        2003        -*    11.74            4              -         0.00%      1.55%        17.40%
 Putnam VT Voyager (Grandmaster(TM))
                                        2004        4     12.19           47              -         0.10%      1.35%         3.57%
                                        2003        -*    11.77            1              -         0.00%      1.35%        17.70%
 Putnam VT Voyager (IQ Annuity(TM))
                                        2004        3     12.17           36              -         0.08%      1.45%         3.49%
                                        2003        1     11.76            7              -         0.00%      1.45%        17.60%
 Putnam VT Voyager (Pinnacleplus(TM))
                                        2004        -*    11.03            4              -         0.26%      1.67%         3.28%
CLASS 2:

 Franklin Foreign Securities (IQ Annuity(TM))
                                        2004       14     14.80          209              -         0.88%      1.45%        16.81%
                                        2003        5     12.67           59              -         0.52%      1.45%        26.70%
 Franklin Growth and Income Securities (AnnuiChoice(TM))
                                        2004        8     13.05          107              -         1.25%      1.00%         9.48%
                                        2003        4     11.92           49              -         3.74%      1.00%        19.20%
 Franklin Growth and Income Securities (GrandMaster flex3(TM))
                                        2004        7     12.91           84              -         1.48%      1.55%         8.95%
                                        2003        3     11.85           31              -         0.00%      1.55%        18.50%
 Franklin Growth and Income Securities (Grandmaster(TM))
                                        2004       27     12.96          348              -         2.55%      1.35%         9.09%
                                        2003       37     11.88          437              -         3.34%      1.35%        18.80%
 Franklin Growth and Income Securities (IQ Annuity(TM))
                                        2004       32     12.93          412              -         2.47%      1.45%         8.93%
                                        2003       29     11.87          342              -         3.48%      1.45%        18.70%
 Franklin Growth and Income Securities (Pinnacleplus(TM))
                                        2004       22     12.34          270              -         2.66%      1.67%         8.72%
                                        2003        8     11.35           88              -         0.00%      1.67%        13.50%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

 Franklin Income Securities (AnnuiChoice(TM))
                                        2004   $   42   $ 14.27   $      595   $          -         2.98%      1.00%        12.72%
                                        2003       31     12.66          395              -         4.10%      1.00%        26.60%
 Franklin Income Securities (GrandMaster flex3(TM))
                                        2004       72     14.12        1,020              -         2.20%      1.55%        12.06%
                                        2003       19     12.60          245              -         3.05%      1.55%        26.00%
 Franklin Income Securities (Grandmaster(TM))
                                        2004       77     14.17        1,096              -         3.01%      1.35%        12.28%
                                        2003       83     12.62        1,051              -         5.64%      1.35%        26.20%
 Franklin Income Securities (IQ Annuity(TM))
                                        2004       33     14.15          470              -         3.07%      1.45%        12.21%
                                        2003       19     12.61          234              -         3.52%      1.45%        26.10%
 Franklin Income Securities (Pinnacleplus(TM))
                                        2004       82     12.52        1,032              -         3.04%      1.67%        11.89%
                                        2003       28     11.19          315              -         0.00%      1.67%        11.90%
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))
                                        2004       20     12.83          258              -         0.41%      1.00%         6.92%
                                        2003        -*    12.00            6              -         0.00%      1.00%        20.00%
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))
                                        2004       19     12.68          245              -         0.40%      1.55%         6.20%
                                        2003        4     11.94           46              -         0.00%      1.55%        19.40%
 Franklin Large Cap Growth Securities (Grandmaster(TM))
                                        2004       16     12.74          199              -         0.60%      1.35%         6.52%
                                        2003        6     11.96           71              -         0.13%      1.35%        19.60%
 Franklin Large Cap Growth Securities (IQ Annuity(TM))
                                        2004       11     12.71          145              -         0.43%      1.45%         6.36%
                                        2003       12     11.95          145              -         0.00%      1.45%        19.50%
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))
                                        2004       29     11.55          333              -         0.47%      1.67%         6.06%
 Franklin Mutual Shares Securities (AnnuiChoice(TM))
                                        2004       23     13.60          313              -         0.53%      1.00%        11.48%
                                        2003       11     12.20          138              -         1.06%      1.00%        22.00%
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))
                                        2004       32     13.45          436              -         0.37%      1.55%        10.88%
                                        2003        7     12.13           89              -         0.92%      1.55%        21.30%
 Franklin Mutual Shares Securities (IQ Annuity(TM))
                                        2004        8     13.48          107              -         0.88%      1.45%        10.95%
                                        2003        5     12.15           57              -         1.11%      1.45%        21.50%
 Franklin Mutual Shares Securities (Pinnacleplus(TM))
                                        2004       30     12.35          375              -         0.78%      1.67%        10.76%
                                        2003        8     11.15           86              -         0.00%      1.67%        11.50%
 Franklin Mutual Shares Securities (Grandmaster(TM))
                                        2004       64     13.51          868              -         0.81%      1.35%        11.10%
                                        2003       57     12.16          691              -         0.82%      1.35%        21.60%
 Templeton Foreign Securities Fund (GrandMaster flex3(TM))
                                        2004       12     14.77          181              -         0.68%      1.55%        16.67%
                                        2003        3     12.66           33              -         1.74%      1.55%        26.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

 Templeton Foreign Securities Fund (Grandmaster(TM))
                                        2004   $   10   $ 14.83   $      147   $          -         0.98%      1.35%        16.96%
                                        2003        4     12.68           55              -         0.00%      1.35%        26.80%
 Templeton Foreign Securities Fund (Pinnacleplus(TM))
                                        2004       17     13.70          237              -         1.16%      1.67%        16.50%
                                        2003        3     11.76           32              -         0.00%      1.67%        17.60%
 Templeton Foreign Securities Fund (AnnuiChoice(TM))
                                        2004        4     14.93           61              -         0.67%      1.00%        17.28%
 Templeton Growth Securities (AnnuiChoice(TM))
                                        2004        5     14.43           77              -         0.39%      1.00%        14.89%
                                        2003        -*    12.56            5              -         0.00%      1.00%        25.60%
 Templeton Growth Securities (GrandMaster flex3(TM))
                                        2004       20     14.27          288              -         0.58%      1.55%        14.25%
 Templeton Growth Securities (Grandmaster(TM))
                                        2004       23     14.32          327              -         1.11%      1.35%        14.47%
                                        2003       16     12.51          197              -         1.18%      1.35%        25.10%
 Templeton Growth Securities (IQ Annuity(TM))
                                        2004       10     14.30          138              -         1.25%      1.45%        14.40%
                                        2003        4     12.50           53              -         0.72%      1.45%        25.00%
 Templeton Growth Securities (Pinnacleplus(TM))
                                        2004        8     13.17          105              -         1.34%      1.67%        14.12%
 Van Kampen LIT Comstock (AnnuiChoice(TM))
                                        2004       25     14.42          355              -         0.28%      1.00%        16.29%
                                        2003        2     12.40           30              -         0.00%      1.00%        24.00%
 Van Kampen LIT Comstock (GrandMaster flex3(TM))
                                        2004       10     14.26          138              -         0.36%      1.55%        15.65%
                                        2003        1     12.33            9              -         0.00%      1.55%        23.30%
 Van Kampen LIT Comstock (Grandmaster(TM))
                                        2004      157     14.32        2,249              -         0.12%      1.35%        15.86%
                                        2003        7     12.36           93              -         0.00%      1.35%        23.60%
 Van Kampen LIT Comstock (IQ Annuity(TM))
                                        2004        -*    14.29            7              -         0.00%      1.45%        15.71%
 Van Kampen LIT Comstock (Pinnacleplus(TM))
                                        2004       15     13.03          190              -         0.65%      1.67%        15.41%
                                        2003        9     11.29          100              -         0.00%      1.67%        12.90%
 Van Kampen LIT Emerging Growth (AnnuiChoice(TM))
                                        2004        -*    12.70            4              -         0.00%      1.00%         5.66%
                                        2003        -*    12.02            4              -         0.00%      1.00%        20.20%
 Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))
                                        2004        1     12.56           18              -         0.00%      1.55%         5.10%
                                        2003        -*    11.95            1              -         0.00%      1.55%        19.50%
 Van Kampen LIT Emerging Growth (Grandmaster(TM))
                                        2004        1     12.61           10              -         0.00%      1.35%         5.26%
                                        2003        -*    11.98            4              -         0.00%      1.35%        19.80%
 Van Kampen LIT Emerging Growth (IQ Annuity(TM))
                                        2004        -*    12.59            1              -         0.00%      1.45%         5.27%
                                        2003        1     11.96           14              -         0.00%      1.45%        19.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):

 Van Kampen LIT Emerging Growth (Pinnacleplus(TM))
                                        2004   $    6   $ 11.12   $       69   $          -         0.00%      1.67%         5.00%
                                        2003        2     10.59           22              -         0.00%      1.67%         5.90%
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))
                                        2004        4     13.50           53            354        10.66%      1.35%         8.61%
                                        2003        8     12.43           95              -         0.00%      1.35%        24.30%
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))
                                        2004        5     11.84           63             71         7.92%      1.67%         8.23%
                                        2003        2     10.94           19              -         0.00%      1.67%         9.40%
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))
                                        2004        4     17.58           62              -         0.72%      1.00%        21.75%
                                        2003        4     14.44           62              -         0.00%      1.00%        44.40%
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))
                                        2004        3     17.39           48              -         1.13%      1.55%        21.10%
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))
                                        2004       15     17.46          257              -         0.58%      1.35%        21.33%
                                        2003        4     14.39           52              -         0.00%      1.35%        43.90%
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))
                                        2004        1     17.42           16              -         0.18%      1.45%        21.22%
                                        2003       12     14.37          170              -         0.00%      1.45%        43.70%
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))
                                        2004        3     15.24           44              -         0.97%      1.67%        20.95%
                                        2003        -*    12.60            1              -         0.00%      1.67%        26.00%
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))
                                        2004       21     15.41          318          2,781         2.20%      1.67%        33.77%
                                        2003        6     11.52           74              -         0.00%      1.67%        15.20%
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))
                                        2004       30     17.98          534          8,406         2.09%      1.35%        34.28%
                                        2003       24     13.39          317              -         0.00%      1.35%        33.90%
 Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))
                                        2004        -*    17.94            6              -         0.00%      1.45%        34.08%
CLASS B:

 Scudder VIT EAFE Equity Index (AnnuiChoice(TM))
                                        2004       26     12.26          317              -         1.49%      1.00%        17.66%
                                        2003       15     10.42          161              -         2.06%      1.00%        31.57%
                                        2002        2      7.92           12              -         4.31%      1.00%       (20.80%)
 Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))
                                        2004        8     12.40           98              -         0.68%      1.55%        16.98%
                                        2003        -*    10.60            4              -         0.00%      1.55%        30.86%
 Scudder VIT EAFE Equity Index (Grandmaster(TM))
                                        2004       11     11.69          127              -         0.00%      1.35%        16.90%
 Scudder VIT EAFE Equity Index (IQ3(TM))
                                        2004       37     11.93          441              -         0.04%      1.45%        16.96%
                                        2003       14     10.20          147              -         5.60%      1.45%        31.11%
 Scudder VIT EAFE Equity Index (Pinnacleplus(TM))
                                        2004       16     13.89          218              -         1.61%      1.67%        16.82%
                                        2003        4     11.89           48              -         0.00%      1.67%        18.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                               CAPITAL GAIN   INVESTMENT
                                               UNITS      UNIT    NET ASSETS     DIVIDEND       INCOME      EXPENSE      TOTAL
 DIVISION                               YEAR   (000S)    VALUE      (000S)     DISTRIBUTION    RATIO (1)     RATIO     RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):

 Scudder VIT Equity 500 Index (AnnuiChoice(TM))
                                        2004   $   54   $ 11.61   $      630   $          -         0.75%      1.00%         9.22%
                                        2003       31     10.63          330              -         1.01%      1.00%        26.55%
                                        2002       26      8.40          217              -         3.52%      1.00%       (16.00%)
 Scudder VIT Equity 500 Index (GrandMaster flex3(TM))
                                        2004       84     11.78          984              -         0.79%      1.55%         8.67%
                                        2003       57     10.84          613              -         0.24%      1.55%        25.75%
                                        2002        5      8.62           42              -         4.94%      1.55%       (13.80%)
 Scudder VIT Equity 500 Index (Grandmaster(TM))
                                        2004      379     10.94        4,144              -         0.00%      1.35%         9.40%
 Scudder VIT Equity 500 Index (IQ3(TM))
                                        2004       37     11.44          420              -         0.51%      1.45%         8.75%
                                        2003       15     10.52          160              -         0.50%      1.45%        25.99%
                                        2002        4      8.35           35              -         1.78%      1.45%       (16.50%)
 Scudder VIT Equity 500 Index (Pinnacleplus(TM))
                                        2004       68     11.99          813              -         0.89%      1.67%         8.51%
                                        2003       12     11.05          132              -         0.00%      1.67%        10.50%
 Scudder VIT Small Cap Index (AnnuiChoice(TM))
                                        2004       15     12.94          191              -         0.22%      1.00%        16.26%
                                        2003       28     11.13          317              -         0.00%      1.00%        44.55%
 Scudder VIT Small Cap Index (GrandMaster flex3(TM))
                                        2004       15     13.75          212              -         0.21%      1.55%        15.64%
                                        2003       12     11.89          148              -         0.00%      1.55%        43.77%
 Scudder VIT Small Cap Index (Grandmaster(TM))
                                        2004       20     11.57          231              -         0.00%      1.35%        15.70%
 Scudder VIT Small Cap Index (IQ3(TM))
                                        2004        7     12.68           87              -         0.19%      1.45%        15.69%
                                        2003        4     10.96           43              -         0.73%      1.45%        44.02%
                                        2002        1      7.61           10              6         0.19%      1.45%       (23.90%)
 Scudder VIT Small Cap Index (Pinnacleplus(TM))
                                        2004       29     13.35          390              -         0.20%      1.67%        15.48%
                                        2003        3     11.56           32              -         0.00%      1.67%        15.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

FINANCIAL STATEMENTS (STATUTORY BASIS)

National Integrity Life Insurance Company

Years Ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                    National Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                         1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                                2
Statements of Operations (Statutory Basis)                                      4
Statements of Changes in Capital and Surplus (Statutory Basis)                  5
Statements of Cash Flows (Statutory Basis)                                      6
Notes to Financial Statements (Statutory Basis)                                 8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                               DECEMBER 31,
                                                          2004              2003
                                                    ---------------------------------
                                                             (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                             $       595,593   $       476,919
  Preferred stocks                                            9,570             7,630
  Mortgage loans                                                683               725
  Policy loans                                               38,468            35,929
  Cash and short-term investments                            84,016            35,116
  Receivable for securities                                     843             3,551
  Other invested assets                                           -             3,731
                                                    ---------------------------------
Total cash and invested assets                              729,173           563,601

Separate account assets                                   1,985,124         1,785,987
Accrued investment income                                     7,631             6,197
Net deferred income tax asset                                 8,304             7,631
Other admitted assets                                             -             5,587

                                                    ---------------------------------
Total admitted assets                               $     2,730,232   $     2,369,003
                                                    =================================

                                                               DECEMBER 31,
                                                          2004             2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                       $       647,975   $       496,879
    Unpaid claims                                                40                56
    Deposits on policies to be issued                           816             2,210
                                                    ---------------------------------
  Total policy and contract liabilities                     648,831           499,145

  Separate account liabilities                            1,952,223         1,753,087
  Transfers from separate accounts due, net                 (14,934)           (1,570)
  Payable for securities                                     23,597               226
  Asset valuation reserve                                    20,034            19,650
  Borrowed money                                                  -             5,920
  Other liabilities                                           2,344               646
                                                    ---------------------------------
Total liabilities                                         2,632,095         2,277,104

Capital and surplus:
  Common stock, $10 par value, 200,000 shares
     authorized, issued and outstanding                       2,000             2,000
  Paid-in surplus                                           206,371           181,371
  Unassigned deficit                                       (110,234)          (91,472)
                                                    ---------------------------------
Total capital and surplus                                    98,137            91,899
                                                    ---------------------------------
Total liabilities and capital and surplus           $     2,730,232   $     2,369,003
                                                    =================================

SEE ACCOMPANYING NOTES.

                   Statements of Operations (Statutory Basis)

                                                             YEAR ENDED DECEMBER 31,
                                                             2004              2003
                                                        ---------------------------------
                                                                 (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                   $       421,335   $       375,070
  Net investment income                                          32,084            30,733
  Amortization of the interest maintenance reserve                  173              (173)
  Fees from management of separate account
    mutual funds                                                  7,246             6,428
  Other revenues                                                  2,307             2,743
                                                        ---------------------------------
Total premiums and other revenues                               463,145           414,801

Benefits paid or provided:
  Death benefits                                                  1,337             1,644
  Annuity benefits                                               46,266            34,853
  Surrender benefits                                            190,789           169,981
  Payments on supplementary contracts                               706               569
  Increase in insurance and annuity reserves                    139,431            68,242
  Other benefits                                                    305               121
                                                        ---------------------------------
Total benefits paid or provided                                 378,834           275,410

Insurance expenses and other deductions:
  Commissions                                                    28,934            24,412
  General expenses                                               11,716            11,758
  Taxes, licenses and fees                                        1,970               630
  Net transfers to separate accounts                             48,650           107,166
  Other                                                          (4,005)              (64)
                                                        ---------------------------------
Total insurance expenses and other deductions                    87,265           143,902
                                                        ---------------------------------
Loss from operations before federal income tax
  benefit and net realized capital gains and losses              (2,954)           (4,511)

Federal income tax benefit                                       (1,168)           (7,956)
                                                        ---------------------------------
Gain (loss) from operations before net realized
  capital gains and losses                                       (1,786)            3,445
Net realized capital gains (losses)                              (2,225)              480
                                                        ---------------------------------
Net income (loss)                                       $        (4,011)  $         3,925
                                                        =================================

SEE ACCOMPANYING NOTES.

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                                                                                      TOTAL
                                                       COMMON         PAID-IN       UNASSIGNED     CAPITAL AND
                                                        STOCK         SURPLUS        DEFICIT         SURPLUS
                                                    -----------------------------------------------------------
                                                                         (IN THOUSANDS)
Balance, January 1, 2003                            $       2,000  $     156,371  $     (87,264)  $      71,107

Net income                                                      -              -          3,925           3,925
Change in deferred income tax asset                             -              -          7,933           7,933
Change in net unrealized capital gains
  (losses)                                                      -              -            (93)            (93)
Change in nonadmitted assets and
  related items                                                 -              -         (2,381)         (2,381)
Increase in asset valuation reserve                             -              -         (2,086)         (2,086)
Change in surplus in separate accounts                          -              -        (11,506)        (11,506)
Capital contribution                                            -         25,000              -          25,000
                                                    -----------------------------------------------------------
Balance, December 31, 2003                                  2,000        181,371        (91,472)         91,899

Net loss                                                        -              -         (4,011)         (4,011)
Change in deferred income tax asset                             -              -          6,875           6,875
Change in net unrealized capital gains
  (losses)                                                      -              -             95              95
Change in nonadmitted
  assets and related items                                      -              -         (7,473)         (7,473)
Change in reserve on account of change
  in valuation basis                                            -              -        (10,100)        (10,100)
Increase in asset valuation reserve                             -              -           (384)           (384)
Change in surplus in separate accounts                          -              -         (3,764)         (3,764)
Capital contribution                                            -         25,000              -          25,000
                                                    -----------------------------------------------------------
Balance, December 31, 2004                          $       2,000  $     206,371  $    (110,234)  $      98,137
                                                    ===========================================================

SEE ACCOMPANYING NOTES.

                   Statements of Cash Flows (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                2004             2003
                                                          ---------------------------------
                                                                   (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds, and other
    considerations received                               $       421,335   $       375,070
  Net investment income received                                   30,740            30,298
  Benefits paid                                                  (239,500)         (207,142)
  Insurance expenses paid                                         (39,193)          (36,699)
  Other income received, net of other expenses
    paid                                                            9,553             9,171
  Net transfers to separate accounts                              (62,014)          (98,829)
                                                          ---------------------------------
Net cash provided by operations                                   120,921            71,869

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                         410,904           604,048
    Mortgage loans                                                     42               518
    Other invested assets                                           3,729                 -
    Net gains on cash, cash equivalents
      and short-term investments                                    2,175                 -
    Miscellaneous proceeds                                         26,079                 -
                                                          ---------------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                  442,929           604,566


Cost of investments acquired:
  Bonds                                                           532,962           683,288
  Stocks                                                            1,941                 -
  Miscellaneous applications                                        1,008             1,381
                                                          ---------------------------------
Total cost of investments acquired                                535,911           684,669
Net increase in policy loans                                        2,539             1,238
                                                          ---------------------------------
Net cash used in investment activities                            (95,521)          (81,341)

                                                          YEAR ENDED DECEMBER 31,
                                                          2004             2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and surplus paid-in                       $        25,000   $        25,000
  Deposits on deposit-type contract funds and
   other liabilities without life or disability
   contingencies                                                  -             2,575
                                                    ---------------------------------
Total other cash provided                                    25,000            27,575
                                                    ---------------------------------

Other cash applied:
  Borrowed money                                              5,920            19,299
  Other applications, net                                    (4,420)           11,306
                                                    ---------------------------------
Total other cash applied                                      1,500            30,605
                                                    ---------------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                   23,500            (3,030)
                                                    ---------------------------------

Net increase (decrease) in cash and short-term
  investments                                                48,900           (12,502)

Cash and short-term investments at beginning of
  year                                                       35,116            47,618
                                                    ---------------------------------
Cash and short-term investments at end of year      $        84,016   $        35,116
                                                    =================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                           December 31, 2004 and 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company ("the Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. ("Fort Washington"), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

The Company has been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from U.S. generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred income tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC PRACTICES AND PROCEDURES MANUAL, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Net income (loss) as reported in the accompanying
   statutory basis financial statements              $        (4,011)  $         3,925
 Deferred policy acquisition costs, net of
   amortization                                               20,163            18,662
 Deferred sales inducements, net of amortization               2,827                 -
 Adjustments to customer deposits                             (4,532)          (14,198)
 Adjustments to invested asset carrying values at
   acquisition date                                            3,150             8,302
 Amortization of interest maintenance reserve                 (1,457)             (671)
 Adjustments for realized investment gains                       338             3,677
 Adjustments for federal income tax expense                   (7,110)           (5,743)
 Other                                                         1,552            (1,047)
                                                     ---------------------------------
 Net income, GAAP basis                              $        10,920   $        12,907
                                                     =================================

                                                               DECEMBER 31,
                                                          2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Capital and surplus as reported in the
   accompanying statutory basis financial
   statements                                        $        98,137   $        91,899
 Adjustments to customer deposits                             36,309           (38,098)
 Adjustments to invested asset carrying values                17,683            (3,594)
 Federal income taxes                                        (15,723)            8,094
 Asset valuation reserve and interest maintenance
   reserve                                                    20,034            19,650
 Goodwill                                                     34,253            34,353
 Deferred policy acquisition costs                            65,246            82,048
 Deferred sales inducements                                    5,914                 -
 Other                                                            84               433
                                                     ---------------------------------
 Shareholder's equity, GAAP basis                    $       261,937   $       194,785
                                                     =================================

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

   Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

During 2004 and 2003, the Company entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities subject to the agreements. Included in the Company's available for sale portfolio is approximately $5.9 million of mortgage-backed securities subject to the agreements at December 31, 2003.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2003 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial presentation.

B. INVESTMENTS

The cost or amortized cost and the fair value of bonds is summarized as follows:

                                                        COST OR        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED     UNREALIZED
                                                         COST          GAINS          LOSSES      FAIR VALUE
                                                    ----------------------------------------------------------
                                                                          (IN THOUSANDS)
At December 31, 2004:
  Mortgage-backed securities                        $     165,184  $       1,195  $         977  $     165,402
  Corporate securities/ABS                                415,647         21,079          4,215        432,511
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                               12,862            304              2         13,164
  States and political subdivisions                         1,900              -             63          1,837
                                                    ----------------------------------------------------------
Total                                               $     595,593  $      22,578  $       5,257  $     612,914
                                                    ==========================================================

At December 31, 2003:
  Mortgage-backed securities                        $     157,611  $       1,518  $       2,456  $     156,673
  Corporate securities/ABS                                310,584         17,934          7,371        321,147
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                                6,724            321             36          7,009
  States and political subdivisions                         2,000              -             73          1,927
                                                    ----------------------------------------------------------
Total                                               $     476,919  $      19,773  $       9,936  $     486,756
                                                    ==========================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities are shown below:

                                                         UNREALIZED LOSSES LESS
                                                           THAN OR EQUAL TO 12      UNREALIZED LOSSES GREATER
                                                                 MONTHS                   THAN 12 MONTHS
                                                     ----------------------------------------------------------
                                                       UNREALIZED     ESTIMATED     UNREALIZED      ESTIMATED
                                                         LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
                                                     ----------------------------------------------------------
                                                                           (IN THOUSANDS)
At December 31, 2004:
   Mortgage-backed securities                        $         593  $      58,856  $         384  $      12,379
   Corporate securities/ABS                                    503         56,386          3,712         22,114
   U.S. Treasury securities and
     obligations of U.S. government agencies                     2          6,349              -              -
   States and political subdivisions                             -              -             63            937
                                                     ----------------------------------------------------------
 Total                                               $       1,098  $     121,591  $       4,159  $      35,430
                                                     ==========================================================

 At December 31, 2003:
   Mortgage-backed securities                        $       1,799  $      92,055  $         657  $       1,421
   Corporate securities/ABS                                    475         39,078          6,896         25,661
   U.S. Treasury securities and
     obligations of U.S. government agencies                    36          2,075              -              -
   States and political subdivisions                            73          1,926              -              -
                                                     ----------------------------------------------------------
 Total                                               $       2,383  $     135,134  $       7,553  $      27,082
                                                     ==========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the issuer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the statements of operations.

Investments that are impaired at December 31, 2004 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2004 is approximately 3.2% of the amortized cost of these securities. There are a total of 54 securities held that are considered temporarily impaired, 13 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds, at December 31, 2004, by contractual maturity, is as follows:

                                                         COST OR
                                                        AMORTIZED
                                                          COST          FAIR VALUE
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Years to maturity:
   One or less                                       $        20,137  $        20,400
   After one through five                                     92,209           94,966
   After five through ten                                    157,397          162,387
   After ten                                                 160,666          169,760
   Mortgage-backed securities                                165,184          165,401
                                                     --------------------------------

 Total                                               $       595,593  $       612,914
                                                     ================================

Proceeds from the sales of investments in bonds during 2004 and 2003 were $22.5 million and $86.0 million, respectively; gross gains of $0.1 million and $2.5 million, and gross losses of $0.7 million and $0.6 million were realized on those sales, respectively.

At December 31, 2004 and 2003, bonds with an admitted asset value of $1.2 million and $1.2 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade bonds of $31.0 million and $40.6 million, respectively, with an aggregate fair value of $34.2 million and $40.7 million, respectively. Those holdings amounted to 5.2% and 8.5% of the Company's investments in bonds at December 31, 2004 and 2003, respectively, and 1.1% and 1.7% of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investment in redeemable preferred stocks are reported at cost. The gross unrealized gains and gross unrealized losses, cost and fair value of preferred stocks are as follows:

                                                             UNREALIZED      UNREALIZED      FAIR
                                               COST            GAINS           LOSSES       VALUE
                                            --------------------------------------------------------
                                                                    (IN THOUSANDS)
  At December 31, 2004:
    Preferred stocks                        $    9,570      $        369    $          -  $    9,939
                                            ========================================================

  At December 31, 2003:
   Preferred stocks                         $    7,630      $         70    $          -  $    7,700
                                            ========================================================

The Company had no proceeds from the sale of investments in equity securities during 2004 and 2003.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2004, the Company held no mortgages with interest more than 180 days past due. During 2004, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Major categories of the Company's net investment income are summarized as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2004               2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Income:
   Bonds                                             $        29,218   $        28,293
   Preferred stocks                                              544               642
   Mortgage loans                                                 52                84
   Policy loans                                                2,952             2,795
   Cash and short-term investments                               804               616
   Other                                                        (454)              271
                                                     ---------------------------------
 Total investment income                                      33,116            32,701

 Investment expenses                                          (1,032)           (1,968)
                                                     ---------------------------------
 Net investment income                               $        32,084   $        30,733
                                                     =================================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                           2004               2003
                                                      ---------------------------------
                                                               (IN THOUSANDS)
  Net realized capital gains (losses)                 $        (3,443)    $         496
  Less amount transferred to IMR                                1,218                16
                                                      ---------------------------------
  Net realized capital gains (losses)                 $        (2,225)    $         480
                                                      =================================

Net realized capital gains and losses include losses of $2.2 million in 2004 and $1.6 million in 2003 related to securities that have experienced an other-than-temporary decline in value.

C. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                           DECEMBER 31, 2004             DECEMBER 31, 2003
                                                     ----------------------------  ----------------------------
                                                       CARRYING         FAIR          CARRYING        FAIR
                                                        AMOUNT          VALUE          AMOUNT         VALUE
                                                     ----------------------------  ----------------------------
                                                                           (IN THOUSANDS)
 Assets:
   Bonds                                             $     595,593  $     612,914  $     476,919  $     486,756
   Preferred stocks                                          9,570          9,939          7,630          7,700
   Mortgage loans                                              683            683            725            725
   Policy loans                                             38,468         38,468         35,929         35,929
   Cash and short-term investments                          84,016         84,016         35,116         35,116
   Separate account assets                               1,985,124      1,985,124      1,785,987      1,785,987

 Liabilities:
   Life and annuity reserves for
     investment-type contracts                       $     565,667  $     575,522  $     417,037  $     433,553
   Separate accounts annuity
     reserves                                            1,934,761      1,895,777      1,750,740      1,725,031

D. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                         2004            2003
                                                     -----------------------------
                                                            (IN THOUSANDS)
 Direct premiums and amounts assessed against
   policyholders                                     $     389,995   $     372,814
 Reinsurance assumed                                        29,965           7,465
 Reinsurance ceded                                            (818)           (819)
                                                     -----------------------------
 Net premiums, annuity considerations and
   deposit-type funds                                $     419,142   $     379,460
                                                     =============================

In 2004, the Company entered into a treaty with RGA Barbados to assume more life insurance. This treaty is on a modified coinsurance basis, where the Company assumes a 50% quota share of the ceding company's 5 percent quota share of those United States and Canada ordinary life policies. In 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2004, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2004, if all reinsurance ceded agreements were cancelled is $1.4 million.

E. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2004, the Company has an operating loss carryforward of $70.5 million that will expire in years 2016 through 2019. The Company also has a capital loss carryover aggregating $2.4 million that expires in 2005 and 2006.

The components of the net deferred tax asset (liability) at December 31, are as follows :

                                                          2004              2003
                                                     --------------------------------
                                                             (IN THOUSANDS)
 Gross deferred tax assets                           $        39,257  $        30,333
 Gross deferred tax liabilities                                2,099                -
 Deferred tax assets non-admitted                             28,854           22,702
 Increase in deferred tax assets non-admitted                  6,152            6,817

Current income taxes incurred consists of the following major components:

                                                           YEAR ENDED DECEMBER 31,
                                                           2004              2003
                                                     ---------------------------------
                                                              (IN THOUSANDS)
 Current year income tax benefit                     $        (8,039)  $        (5,541)
 Tax sharing adjustment                                        6,871            (2,415)
                                                     ---------------------------------
 Current federal income tax benefit                  $        (1,168)  $        (7,956)
                                                     =================================

The main components of the deferred tax amounts at December 31, are as follows :

                                                           2004            2003
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Gross Deferred Tax Assets ("DTAs"):
 Reserves                                            $         3,445  $         2,383
 Bonds/stocks                                                  4,346            6,029
 Deferred policy acquisition costs                             5,038            4,286
 Capital loss carryover                                          434            1,027
 Net operating loss carryover                                 24,673           16,392
 Reserve strengthening                                         1,321              216
                                                     --------------------------------
 Total DTAs                                          $        39,257  $        30,333
                                                     ================================
 DTAs non-admitted                                   $        28,854  $        22,702
                                                     ================================
 Gross Deferred Tax Liabilities ("DTLs"):
 Stocks /bonds deferred future gains                 $             6  $             -
 Separate account adjustment                                   2,093                -
                                                     --------------------------------
 Total DTLs                                          $         2,099  $             -
                                                     ================================

Changes in DTAs and DTLs for the year ended December 31, are as follows:

                                                           2004             2003             CHANGE
                                                     ---------------------------------------------------
                                                                          (IN THOUSANDS)
 DTAs                                                $        39,257   $        30,333   $         8,924
                                                     ===================================================
 DTAs non-admitted                                   $        28,854   $        22,702   $         6,152
                                                     ===================================================
 DTLs                                                $         2,099   $             -   $         2,099
                                                     ===================================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies.

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                            YEAR END DECEMBER 31,
                                                           2004              2003
                                                      ---------------------------------
                                                               (IN THOUSANDS)
  Federal income tax benefit computed at statutory
    rate                                              $        (2,239)  $        (1,411)
  Amortization of value of insurance in force                       -              (367)
  Adjustment to statutory reserves for tax purposes             1,415               958
  Tax on separate account income                               (4,618)           (3,360)
  Book capital losses in excess of tax                          1,052              (737)
  Bond discount accrual                                          (607)             (541)
  Deferred acquisition costs recorded for tax
    purposes                                                      763               670
  Amortization of interest maintenance reserve                    (61)               61
  Other                                                        (3,744)             (814)
                                                      ---------------------------------
  Federal income tax benefit                                   (8,039)           (5,541)
  Tax sharing adjustment                                        6,871            (2,415)
                                                      ---------------------------------
  Current federal income tax benefit                  $        (1,168)  $        (7,956)
                                                      =================================

The Company made no tax payments during 2004 or 2003.

F. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. The Company may not pay any dividends during 2005 without prior approval.

The portion of unassigned deficit represented or reduced by each item below is as follows:

                                                              DECEMBER 31,
                                                         2004              2003
                                                    ---------------------------------
                                                              (IN THOUSANDS)
Unrealized gains and losses                           $           -   $          (145)
Non-admitted asset values                                   (35,022)          (22,948)
Separate account business                                    45,572            (1,570)
Asset valuation reserve                                     (20,034)          (19,650)

Life/health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, the Company meets the RBC requirements.

G. RELATED PARTY TRANSACTIONS

During 2004 and 2003, the Company received $25.0 million and $25.0 million, respectively, in capital contributions from Integrity. The 2004 and 2003 capital contributions were in the form of cash. The Company paid no dividends during 2004 nor 2003.

W&S and Fort Washington performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2004, the Company paid $0.03 million and $0.8 million to W&S and Fort Washington, respectively related to these services. During 2003, the Company paid $0.04 million and $0.7 million to W&S and Fort Washington, respectively related to these services. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2004 and 2003, the Company paid $10.8 million and $11.4 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2004, the Company had amounts of $1.9 million and $0.1 million due to Integrity and W&S, respectively. At December 31, 2003, the Company had amounts of $5.7 million due from Integrity and $0.1 million due to W&S. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2004.

H. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2004, the Company had no estimated accrued liability for future guaranty fund assessments. At December 31, 2003, the Company had an estimated accrued liability of $0.4 million, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

I. ANNUITY RESERVES

At December 31, 2004, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                          AMOUNT          PERCENT
                                                     --------------------------------
                                                              (IN THOUSANDS)
 Subject of discretionary withdrawal (with
   adjustment):
   With market value adjustment                      $     1,472,622          58.9%
   At book value less surrender charge of 5% or
     more                                                    254,715          10.2
   At market value                                           462,139          18.5
                                                     --------------------------------
 Total with adjustment or at market value                  2,189,476          87.6
 Subject to discretionary withdrawal (without
   adjustment) at book value less surrender charge
   of 5% or more                                             200,549           8.0
 Not subject to discretionary withdrawal                     109,800           4.4
                                                     --------------------------------
 Total annuity reserves and deposit fund
   liabilities (before
   reinsurance)                                            2,499,825         100.0%
                                                                      ===============
 Less reinsurance ceded                                            -
                                                     ---------------
 Net annuity reserves and deposit fund liabilities   $     2,499,825
                                                     ===============

J. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                                       SEPARATE ACCOUNTS WITH
                                                             GUARANTEES
                                                    ----------------------------
                                                     NONINDEXED     NONINDEXED
                                                     GUARANTEED     GUARANTEED    NONGUARANTEED
                                                     LESS THAN /     MORE THAN      SEPARATE
                                                     EQUAL TO 4%        4%          ACCOUNTS          TOTAL
                                                    ----------------------------------------------------------
                                                                          (IN THOUSANDS)
Premiums, deposits and other considerations         $     141,840  $      30,687  $      50,272  $     222,799
                                                    ==========================================================
Reserves for separate accounts with assets at fair
  value                                             $     410,888  $   1,061,734  $     462,139  $   1,934,761
                                                    ==========================================================
Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
      adjustment):
        With market value adjustment                $     410,888  $   1,061,734  $           -  $   1,472,622
        At market value                                         -              -        462,139        462,139
                                                    ----------------------------------------------------------
    Total with adjustment or at market value              410,888      1,061,734        462,139      1,934,761
                                                    ----------------------------------------------------------
Total separate accounts reserves                    $     410,888  $   1,061,734  $     462,139  $   1,934,761
                                                    ==========================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2004 is presented below:

                                                         2004
                                                    ---------------
                                                    (IN THOUSANDS)
Transfers as reported in the statement of
  operations of the Separate Accounts Statement:
    Transfers to separate accounts                  $       223,089
    Transfers from separate accounts                       (172,134)
                                                    ---------------
Net transfers to separate accounts                           50,955

Reconciling adjustments:
  Policy deductions and other expenses reported
    elsewhere in the statement of operations                  1,459
  Other changes in surplus in separate account
    statement                                                (3,764)
                                                    ---------------
Transfers as reported in the statement of
  operations                                        $        48,650
                                                    ===============

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            NATIONAL INTEGRITY SEPARATE ACCOUNT I:

            Report of Independent Registered Public Accounting Firm
            Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended December 31,
                   2004 and 2003
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Registered Public Accounting Firm
            Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003 Statements of Operations (Statutory Basis) for the Years Ended
                   December 31, 2004 and 2003
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 2004 and 2003
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 2004 and 2003
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. ("IFS") (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on April 28, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

            5. Form of application. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            6.(b) By-Laws of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on May 6, 1998.

            8.(e). Form of Participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series, Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Service, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (file No. 33-51268) filed August 24, 1992.

            8.(f). Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 registration statement (File No. 33-44892) filed November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen funds, Inc. Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 33-44892) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 333-44892) filed May 1, 2001.

            8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-56658) filed December 30, 2002.

            9. Opinion and Consent of Theresa M. Brunsman, filed herewith.

            10. Consent of Independent Registered Public Accounting Firm, filed herewith.

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

Dennis L. Carr(2)                                       Director, Executive Vice President, Finance and Actuarial

Daniel J. Downing(3)                                    Director, Vice President

Dale Patrick Hennie                                     Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                            Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                     Director, President & CEO

Cameron F. MacRae III                                   Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merrill                            Director
262 Central Park West, Apt. 12B, New York, NY 10024

Robert L. Walker(1)                                     Director

William J. Williams(1)                                  Director

Donald J. Wuebbling(1)                                  Director

Edward J. Babbitt(1)                                    Director

George R. Bunn Jr.                                      Director
126 East 56th Street, 12th Floor, New York, NY 10022-3584

OFFICERS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

John R. Lindholm(2)                                     Director, President and CEO

Dennis L. Carr(2)                                       Executive Vice President, Finance and Actuarial

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Nicholas P. Sargen(4)                                   Senior Vice President & Chief Investment Officer

William H. Guth(2)                                      Senior Vice President

Edward J. Haines(2)                                     Senior Vice President

Kevin L. Howard(2)                                      Senior Vice President

Jill R. Keinsley(2)                                     Senior Vice President

Barry P. Meyers(2)                                      Senior Vice President

Kenneth A. Palmer(2)                                    Senior Vice President, Producer & Client Services

Sundeep Dronawat(2)                                     Vice President

Jane E. Atkinson(2)                                     Vice President

John P. Ciprio(3)                                       Vice President

Daniel  J. Downing(3)                                   Vice President

Phillip E. King(1)                                      Vice President

Paul M. Kruth(2)                                        Vice President

Gerald Rusnak(2)                                        Vice President

Denise L. Sparks(2)                                     Vice President

Richard K. Taulbee(1)                                   Vice President, Taxes

James J. Vance(1)                                       Vice President & Treasurer

M. Lisa Cooper(2)                                       Product Compliance Officer

Donna M. South(2)                                       Administrative Officer

Michael W. Collier(2)                                   Manager, New Business

Joseph F. Vap(2)                                        Director, Financial Operations

David L. DiMartino(2)                                   Managing Actuary

Denward Chung(2)                                        Managing Actuary

Steven Eggenspiller(2)                                  Manager, Licensing & Commissions

Patricia L. Tackett(2)                                  Director of National Accounts

Edward J. Babbitt(1)                                    Secretary

Theresa M. Brunsman(2)                                  Assistant Secretary

Lee Ann Gaydosh(2)                                      Assistant Secretary

Meredith Hettinger(2)                                   Assistant Secretary

Christopher J. Larkin(2)                                Assistant Secretary

Thomas M. Barth(1)                                      Assistant Treasurer

Elaine M. Reuss(1)                                      Assistant Treasurer

Timothy D. Speed(1)                                     Assistant Treasurer

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(3) Principal Business Address: 15 Matthews Street, Goshen, New York 10924
(4) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

        Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation;
                100% owned by WSLIC

                Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
                         WSLAC; ownership and operation of real estate.

                Ft. Washington Brokerage Services, Inc.; Ohio corporation;
                         100% owned by WSLAC; registered investment advisor and broker dealer.

                IFS Financial Services, Inc. ("IFS"); Ohio corporation;
                         100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                         IFS Systems, Inc.; Delaware corporation; 100%
                                   owned by IFS; development, marketing and support of software systems.

                         IFS Insurance Agency, Inc.; Ohio corporation; 99%
                                   owned by IFS, 1% owned by William F. Ledwin;
                                   general insurance agency.

                         Touchstone Securities, Inc.; Nebraska corporation; 100%
                                   owned by IFS; securities broker-dealer.

                         Touchstone Advisors, Inc.; Ohio corporation; 100% owned
                                   by IFS; registered investment adviser.

                IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by
                         IFS; registered broker dealer

                         Integrated Fund Services, Inc.; Ohio corporation; 100%
                                   owned by IFS; registered transfer agent.

        Integrity Life Insurance Company ("ILIC"); Ohio corporation; 100% owned by WSLIC.

                National Integrity Life Insurance Company; New York corporation;
                         100% owned by ILIC.

        303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

        Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

        WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

        ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

        Fort Washington Investment Advisors, Inc. ("FWIA"); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                Todd Investment Advisors, Inc.; Kentucky corporation; 100%
                         owned by FWIA; registered investment adviser.

                Fort Washington Capital Partners, LLC; Delaware limited
                         liability company; 100% owned by FWIA.

                Tri-State Ventures, LLC; Delaware limited liability company;
                         100% owned by FWIA.

                Buckeye Venture Partners, LLC; Ohio limited liability company;
                         60% owned by FWIA and 40% owned by unrelated third party.

        Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
                insurance.

                Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                CAI Holding Company, Inc.; Ohio corporation; 100% owned by
                         Columbus Life Insurance Company; holding company.

                         Capital Analysts Incorporated; Delaware corporation;
                                   100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                         Capital Analysts Agency, Inc.; Ohio corporation; 99%
                                   owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                         Capital Analysts Agency, Inc.; Texas corporation;
                                   100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                         Capital Analysts Insurance Agency, Inc.;
                                   Massachusetts corporation; 100% owned by
                                   Capital Analysts Incorporated; general
                                   insurance agency.

        Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by
                WSLIC.

                Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by
                         Eagle Realty Group, LLC.

                OTR Walnut Housing, Ltd.; Ohio limited liability company; 100%
                         owned by Eagle Realty Investments Inc.

                         OTR Redevelopment Group, LLC; Ohio limited liability
                                   company; 100% owned by OTR Walnut Housing,
                                   Ltd.

        W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

        AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

        Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

        Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

        W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 31, 2004 there were 5,232 contract owners of Separate Account I of National Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF TOUCHSTONE SECURITIES, INC. The By-Laws of Interactive Financial Solutions, now called Touchstone Securities provide, in Article IV, as follows:

            INDEMNIFICATION, GENERALLY. To the extent permitted by the law of the State of Ohio and subject to all applicable requirements thereof:

            Section 1. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company shall be indemnified by the Company;

            Section 4. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company and not covered by
            Section 1, may be indemnified upon approval of
                       (a) a majority voted of a quorum consisting of
                           disinterested directors, or
                       (b) independent legal counsel, or
                       (c) by the members, or
                       (d) by the Court of Common Please of Hamilton County,
                           Ohio or the court where such action was brought.

            Section 5. The related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under National Integrity Life Insurance Company's Separate Accounts II and VUL; Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II, and VUL.

            (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities, are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
James N. Clark(1)                          Director

Jill T. McGruder(3)                        Director

Donald J. Wuebbling(1)                     Director

OFFICERS:

James H. Grifo(3)                          President

Richard K. Taulbee(1)                      Vice President

Patricia J. Wilson(1)                      Chief Compliance Officer

James J. Vance(1)                          Vice President and Treasurer

Terrie A. Wiedenheft(3)                    Chief Financial Officer

Elaine M. Reuss(1)                         Assistant Treasurer

Joseph F. Vap(2)                           Assistant Treasurer

Lisa C. Heffley(2)                         Assistant Vice President

Patricia L. Tackett(2)                     Assistant Vice President

Timothy D. Speed(1)

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Cincinnati, Ohio, 45202

(c) Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 29th day of April, 2005.

                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date:  4/29/05
                                   ----------------


PRINCIPAL FINANCIAL OFFICER:  /s/ Dennis L. Carr
                              Dennis L. Carr, Executive Vice President, Finance and Actuarial
                              Date:  4/29/05
                                   ----------------


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date:  4/29/05
                                   ----------------

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                                Cameron F. MacRae III
Date:    4/29/05                               Date:
     ----------------

/s/ Dennis L. Carr
Dennis L. Carr                                 Newton Phelps Stokes Merrill
Date:    4/29/05                               Date:
     ----------------
                                               /s/ Robert L. Walker
Daniel J. Downing                              Robert L. Walker
Date:                                          Date:   4/29/05
     ----------------                                ----------------

                                               /s/ William J. Williams
Eric C. Fast                                   William J. Williams
Date:                                          Date:   4/29/05
                                                    -----------------

                                               /s/ Donald J. Wuebbling
Dale Patrick Hennie                            Donald J, Wuebbling
Date:                                          Date:   4/29/05
                                                    -----------------

/s/ John R. Lindholm                           /s/ Edward J. Babbitt
John R. Lindholm                               Edward J. Babbitt
Date:    4/29/05                               Date:   4/29/05
     ----------------                               -----------------

George R. Bunn Jr.
Date:

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.          Opinion and Consent of Theresa M. Brunsman

10.         Consent of Independent Registered Public Accounting Firm.